UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22733
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended March 31, 2026:

John Hancock Multifactor ETFs
  John Hancock Multifactor Developed International ETF
  John Hancock Multifactor Emerging Markets ETF
  John Hancock Multifactor Large Cap ETF
  John Hancock Multifactor Mid Cap ETF
  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs
  John Hancock Core Bond ETF
  John Hancock Core Plus Bond ETF
  John Hancock Corporate Bond ETF
  John Hancock Dynamic Municipal Bond ETF
  John Hancock High Yield ETF
  John Hancock Mortgage-Backed Securities ETF
  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs
  John Hancock Disciplined Value International Select ETF
  John Hancock Disciplined Value Select ETF
  John Hancock Fundamental All Cap Core ETF
  John Hancock International High Dividend ETF
  John Hancock U.S. High Dividend ETF

John Hancock Global Senior Loan ETF

John Hancock Multifactor Developed International ETF
Multifactor Developed International ETF/JHMD
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$39[1]	0.39%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Developed International ETF (JHMD) returned 17.91% for the period ended March 31, 2026. International equities produced strong returns in the abbreviated reporting period behind a favorable combination of solid economic growth, falling interest rates, and robust corporate earnings. However, the markets finished the period below their late February high due to the uncertainty that accompanied the start of the war in Iran.
TOP PERFORMANCE CONTRIBUTORS
Financials | The sector made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and strong total return. Banco Bilbao Vizcaya Argentaria SA, HSBC Holdings PLC, and Banco Santander SA were the leading individual contributors in the sector.
Industrials | Siemens Energy AG made the largest contribution to results, followed by three diversified conglomerates based in Japan: Fujikura, Ltd., Mitsubishi Corp., and Mitsui & Company, Ltd.
Other areas of strength | Holdings in the energy, materials, and utilities sectors also made meaningful contributions to absolute performance. Shell PLC, Holcim, Ltd., and Engie SA were the leading contributors in the three sectors, respectively. The semiconductor equipment company ASML Holding NV was the top contributor in the portfolio as a whole.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | This was the only sector where the fund’s holdings combined for a negative return. No single stock stood out as a key detractor; instead, the shortfall was the result of weakness across a broad range of smaller positions.
Certain individual stocks | Novo Nordisk A/S, which was pressured by concerns that sales of its weight-loss drugs would fail to meet expectations, was the largest individual detractor in the portfolio. Wolters Kluwer NV and SAP SE also weighed on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Developed International ETF (at net asset value)	23.26%	8.36%	8.53%
MSCI EAFE Index	21.27%	7.91%	8.50%
John Hancock Dimensional Developed International Index	24.16%	9.13%	9.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,164,686,163
Total number of portfolio holdings	580
Total advisory fees paid (net)	$2,522,416
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vinci SA	1.9%
ASML Holding NV	1.6%
BASF SE	1.2%
Engie SA	1.1%
Banco Bilbao Vizcaya Argentaria SA	1.0%
HSBC Holdings PLC	1.0%
Novartis AG	0.9%
BP PLC	0.9%
Bayer AG	0.9%
Shell PLC	0.9%

Sector Composition
Financials	24.4%
Industrials	18.5%
Health care	9.2%
Consumer discretionary	8.2%
Materials	8.2%
Consumer staples	7.6%
Utilities	6.3%
Information technology	5.6%
Communication services	5.3%
Energy	4.3%
Real estate	1.4%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

890AETF

3/26

5/26

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF
Multifactor Emerging Markets ETF/JHEM
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$51[1]	0.49%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Emerging Markets ETF (JHEM) returned 25.83% for the period ended March 31, 2026. Emerging-market stocks performed very well for the vast majority of the reporting period, reflecting the highly supportive backdrop of positive global growth, falling interest rates, and investors’ hearty appetite for risk. However, the outbreak of the war in Iran fueled a sell-off in March 2026 that reduced the extent of the gain for the full eleven months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector accounted for more than half of the fund’s total return due to the combination of its sizable portfolio weighting and strong performance. Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and SK Hynix, Inc. performed very well and were the three largest contributors in both the sector and the fund as a whole.
Financials | The fund’s positions in the sector delivered positive gains, led by China Construction Bank Corp. and Industrial & Commercial Bank of China, Ltd.
Other areas of strength | Holdings in the materials, industrials, and energy sectors also made meaningful contributions to performance. Vale SA, Doosan Enerbility Company, Ltd., and Petroleo Brasileiro SA were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain underperforming sectors | Despite the strong showing for the broader asset class, not all market segments participated in the gains. Holdings in the real estate, consumer staples, consumer discretionary, and health care lost ground.
Specific stocks | HDFC Bank, Ltd., Meituan, and ICICI Bank, Ltd. were notable detractors at the individual holding level.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Emerging Markets ETF (at net asset value)	26.93%	4.49%	6.28%
MSCI Emerging Markets Index	29.55%	3.69%	6.40%
John Hancock Dimensional Emerging Markets Index	27.64%	5.67%	7.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$751,347,160
Total number of portfolio holdings	956
Total advisory fees paid (net)	$2,057,102
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.9%
Samsung Electronics Company, Ltd.	3.6%
Tencent Holdings, Ltd.	3.0%
SK Hynix, Inc.	2.9%
Alibaba Group Holding, Ltd.	2.7%
PDD Holdings, Inc., ADR	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp., H Shares	1.0%
Reliance Industries, Ltd.	1.0%
Hon Hai Precision Industry Company, Ltd.	0.9%

Sector Composition
Financials	23.6%
Information technology	21.9%
Consumer discretionary	12.1%
Materials	9.3%
Communication services	8.5%
Industrials	7.7%
Energy	5.5%
Consumer staples	4.2%
Utilities	3.1%
Health care	3.0%
Real estate	0.7%
Short-term investments and other	0.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
990AETF
3/26
5/26
John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Large Cap ETF
Multifactor Large Cap ETF/JHML
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$29[1]	0.29%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Large Cap ETF (JHML) returned 18.64% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and a shift toward more accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector accounted for more than one-third of the fund’s total return due to the combination of its sizable portfolio weighting and strong performance. Holdings in stocks expected to benefit from the growth of artificial intelligence (AI) performed very well, including the semiconductor companies NVIDIA Corp. and Broadcom, Inc., as well as the memory/storage providers Western Digital Corp. and Seagate Technology Holdings PLC. Apple, Inc. was also a notable outperformer.
Industrials | Companies expected to participate in the build-out of AI infrastructure also added value in industrials, led by Caterpillar, Inc., Vertiv Holdings Company, and RTX Corp.
Other areas of strength | Holdings in the communication services, energy, and financials sectors also made meaningful contributions to performance. Alphabet, Inc. (parent of Google), Exxon Mobil Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. UnitedHealth Group, Inc. which was hurt by questions about its billing practices, a management change, and weaker profit margins, was the largest detractor. Fiserv, Inc. and Berkshire Hathaway, Inc. also hurt performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multifactor Large Cap ETF (at net asset value)	17.18%	10.41%	12.99%
Russell 1000 Index	17.74%	11.34%	13.97%
John Hancock Dimensional Large Cap Index	17.54%	10.72%	13.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,018,888,853
Total number of portfolio holdings	781
Total advisory fees paid (net)	$2,164,240
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
JPMorgan Chase & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Company	0.9%

Sector Composition
Information technology	24.5%
Financials	14.5%
Industrials	12.9%
Consumer discretionary	9.9%
Health care	9.8%
Communication services	7.8%
Consumer staples	5.5%
Energy	4.8%
Utilities	4.3%
Materials	3.4%
Real estate	2.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

850AETF

3/26

5/26

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF
Multifactor Mid Cap ETF/JHMM
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$42[1]	0.41%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Mid Cap ETF (JHMM) returned 20.73% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and a shift toward more accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Vertiv Holdings Company, a beneficiary of the artificial intelligence (AI) infrastructure buildout, was the leading contributor in the sector. Comfort Systems USA, Inc. and United Rentals, Inc. were also among the top performers.
Information technology | Stocks expected to capitalize on the growth of AI performed very well, led by the memory/storage companies Western Digital Corp., Sandisk Corp., and Seagate Technology Holdings PLC. Ciena Corp. was another notable outperformer.
Other areas of strength | Holdings in the financials, energy, and health care sectors also made meaningful contributions to absolute performance. Robinhood Markets, Inc., TechnicFMC PLC, and United Therapeutics Corp. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Consumer staples | No single holding stood out as a meaningful detractor; instead, the shortfall was the result of weakness across a broad range of positions in the packaged foods industry.
Certain individual stocks | A few specific positions detracted from results, including Gartner, Inc., GoDaddy, Inc., and Molina Healthcare.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multifactor Mid Cap ETF (at net asset value)	18.34%	7.56%	11.17%
Russell 3000 Index	18.09%	10.87%	13.72%
John Hancock Dimensional Mid Cap Index	18.84%	8.00%	11.62%
Russell Midcap Index	15.98%	7.26%	10.91%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,891,236,495
Total number of portfolio holdings	668
Total advisory fees paid (net)	$14,777,058
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	0.5%
Keysight Technologies, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Entergy Corp.	0.5%
The Hartford Insurance Group, Inc.	0.5%
Ciena Corp.	0.5%
Monolithic Power Systems, Inc.	0.5%
AMETEK, Inc.	0.5%
Cheniere Energy, Inc.	0.5%
Teradyne, Inc.	0.4%

Sector Composition
Industrials	20.0%
Financials	15.4%
Information technology	13.8%
Health care	10.8%
Consumer discretionary	10.1%
Utilities	5.9%
Materials	5.9%
Energy	5.6%
Real estate	5.4%
Consumer staples	4.3%
Communication services	2.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

840AETF

3/26

5/26

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF
Multifactor Small Cap ETF/JHSC
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$43[1]	0.42%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Small Cap ETF (JHSC) returned 20.84% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and a shift toward more accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Holdings in the sector made a large contribution to the fund’s absolute return due to the combination of their strong performance and sizable portfolio weighting. Modine Manufacturing Company, Dycom Industries, Inc., and Sterling Infrastructure, Inc. were the top contributors.
Information technology | Sandisk Corp., which benefited from rising memory demand fueled by the buildout of artificial intelligence infrastructure, was the top contributor in both the sector and the fund as a whole. Positions in the semiconductor companies MKS, Inc. and Rambus, Inc. also helped results.
Other areas of strength | Positions in the financials, energy, and consumer discretionary sectors also made meaningful contributions to absolute performance. Affiliated Managers Group, Inc., Noble Corp. PLC, and Wayfair, Inc. were the largest contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Consumer staples | This was the only sector in which the fund’s holdings finished with a negative absolute return. e.l.f. Beauty, Inc. and Flowers Foods, Inc. were notable detractors.
Specific holdings | Commvault Systems, Inc. was the largest individual detractor. ExlService Holdings, Inc., SPS Commerce, Inc. and Lantheus Holdings Inc. also weighed on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Small Cap ETF (at net asset value)	16.60%	6.02%	7.77%
Russell 3000 Index	18.09%	10.87%	12.91%
John Hancock Dimensional Small Cap Index	17.03%	6.39%	8.18%
Russell 2000 Index	25.72%	3.77%	7.89%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$665,180,457
Total number of portfolio holdings	493
Total advisory fees paid (net)	$1,988,491
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Darling Ingredients, Inc.	0.6%
Littelfuse, Inc.	0.5%
Element Solutions, Inc.	0.5%
SM Energy Company	0.5%
National Fuel Gas Company	0.5%
Ryder System, Inc.	0.5%
Cirrus Logic, Inc.	0.5%
UGI Corp.	0.5%
Arrow Electronics, Inc.	0.5%
IDACORP, Inc.	0.4%

Sector Composition
Financials	18.2%
Industrials	18.0%
Consumer discretionary	14.1%
Information technology	12.2%
Health care	7.6%
Energy	7.3%
Real estate	6.1%
Materials	5.5%
Utilities	5.0%
Communication services	3.1%
Consumer staples	2.7%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

950AETF

3/26

5/26

John Hancock Multifactor Small Cap ETF

John Hancock Core Bond ETF
Core Bond ETF/JHCR
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Core Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond ETF/JHCR	$27[1]	0.29%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond ETF (JHCR) returned 4.73% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. While the start of the Iran war in March weighed on bonds by raising concerns about a reacceleration of inflation, the fixed-income market nonetheless finished in positive territory on the strength of its earlier gains. Credit-oriented market segments outperformed U.S. Treasuries, reflecting investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities (MBS) | The category made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and positive total return.
Investment-grade corporates | Holdings in this area also contributed positively, led by several energy-related issues.
Other segments of the fund | Asset-backed securities, U.S. Treasuries, non-agency MBS, commercial MBS, and high-yield bonds also contributed, albeit to a lesser extent than MBS and investment-grade corporates due to their smaller portfolio weightings.

TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions—including ABPCI Direct Lending Fund I, Ltd. and the asset-backed securities of Driven Brands—detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Core Bond ETF (at net asset value)	4.91%	5.15%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.95%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,218,157,012
Total number of portfolio holdings	915
Total advisory fees paid (net)	$453,851
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.7%
Corporate bonds	30.5%
U.S. Government	19.2%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.1%
Collateralized mortgage obligations – U.S. Government Agency	1.2%
Municipal bonds	0.4%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
988AETF
3/26
5/26
John Hancock Core Bond ETF

John Hancock Core Plus Bond ETF
Core Plus Bond ETF/JHCP
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Core Plus Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Plus Bond ETF/JHCP	$34[1]	0.36%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Plus Bond ETF (JHCP) returned 4.69% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. While the start of the Iran war in March weighed on bonds by raising concerns about a reacceleration of inflation, the fixed-income market nonetheless finished in positive territory on the strength of its earlier gains. Credit-oriented market segments outperformed U.S. Treasuries, reflecting investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities (MBS) | The category made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and positive total return.
Investment-grade corporates | Investments in this area also contributed positively, led by several energy-related issues.
Other segments of the fund | High-yield corporates, U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities, and non-agency MBS also contributed, albeit to a lesser extent than MBS and investment-grade corporates due to their smaller portfolio weightings.

TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. In particular, the bonds of the broadband communications company Cable One, Inc. slid due to rising competition and declining subscriber numbers. The bonds of the media companies Paramount Global and Discovery Holdings, Inc., which were adversely affected by merger-and-acquisition activity, also suffered losses.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Core Plus Bond ETF (at net asset value)	4.78%	4.83%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.95%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,238,658
Total number of portfolio holdings	689
Total advisory fees paid (net)	$43,371
Portfolio turnover rate	132%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.8%
U.S. Government Agency	31.2%
U.S. Government	18.2%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	4.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

989AETF

3/26

5/26

John Hancock Core Plus Bond ETF

John Hancock Corporate Bond ETF
Corporate Bond ETF/JHCB
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$27[1]	0.29%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Corporate Bond ETF (JHCB) returned 5.15% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, the period ended on a down note as bonds came under pressure from the start of the war in Iran. Investment-grade corporates outperformed U.S. Treasuries due to their higher yields, together with favorable earnings trends and investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Banking issues | The sector made the largest contribution to absolute performance due to its sizable portfolio weighting and positive total return. Banks generally performed well at a time of healthy economic growth and optimism about the interest rate outlook. Fifth Third Bancorp was the largest individual contributor in the sector.
Energy | Rising oil prices and improving fundamentals provided a tailwind for the sector, particularly in the final three months of the period. Occidental Petroleum Corp. was among the key contributors.
Other areas of strength | Holdings in the consumer non-cyclical, electric utilities, and technology sectors also helped results.

TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. Oracle Corp., whose bonds slid on concern about the company’s use of debt to fund growth, was a notable detractor. Positions in Meta Platforms, Inc. and JPMorgan Chase & Co. detracted as well.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Corporate Bond ETF (at net asset value)	4.81%	0.93%	0.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.31%
Bloomberg U.S. Corporate Bond Index	4.78%	0.76%	0.79%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$106,728,427
Total number of portfolio holdings	182
Total advisory fees paid (net)	$48,034
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	44.6%
Industrials	10.7%
Information technology	9.6%
Health care	8.0%
Communication services	7.8%
Utilities	5.8%
Energy	4.6%
Consumer discretionary	3.0%
Real estate	2.7%
Consumer staples	1.2%
Materials	0.8%
Short-term investments and other	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

815AETF

3/26

5/26

John Hancock Corporate Bond ETF

John Hancock Dynamic Municipal Bond ETF
Dynamic Municipal Bond ETF/JHMU
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$37[1]	0.39%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Dynamic Municipal Bond ETF (JHMU) returned 5.70% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, nonetheless remained below the 3% level through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, a downturn in March—which resulted from the start of the war in Iran and accompanying concerns about a reacceleration of inflation—dampened returns for the full period. Municipal bonds performed well, reflecting steady credit fundamentals and their attractive tax-equivalent yields.
TOP PERFORMANCE CONTRIBUTORS
All sectors posted positive returns | Education bonds made the largest contribution, led by a position in Western Carolina University.
Other areas of strength | Holdings in the transportation, industrial revenue, health care, and general obligation (local) sectors also contributed to results due to the combination of their positive returns and sizable portfolio weightings.

TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. Among these were bonds issued by State of Nevada Department of Business & Industry, California Infrastructure & Economic Development Bank, and Glendale Industrial Development Authority.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Dynamic Municipal Bond ETF (at net asset value)	4.84%	7.12%
Bloomberg Municipal Bond Index	4.29%	5.74%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$42,800,559
Total number of portfolio holdings	197
Total advisory fees paid (net)	$0
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	12.1%
Revenue bonds	81.2%
Other revenue	26.0%
Health care	13.0%
Airport	11.0%
Education	8.7%
Development	7.7%
Water and sewer	4.5%
Housing	3.7%
Utilities	2.5%
Transportation	2.1%
Pollution	1.1%
Tobacco	0.5%
Facilities	0.4%
Short-term investments and other	6.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

944AETF

3/26

5/26

John Hancock Dynamic Municipal Bond ETF

John Hancock High Yield ETF
High Yield ETF/JHHY
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$49[1]	0.52%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield ETF (JHHY) returned 7.28% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, the period ended on a down note as bonds came under pressure from the start of the war in Iran. High-yield bonds outperformed the investment-grade market due to the larger contribution from income, together with favorable earnings trends and investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
All sectors posted gains | At a time of strong market performance, all sectors had positive returns.
Energy issues | Rising oil prices and improving fundamentals provided a tailwind for the sector, particularly in the final three months of the period. Holdings in the exploration & production and gas distribution subsectors made the largest contributions to absolute performance, led by SM Energy Company and Venture Global LNG, Inc., respectively.
Other areas of strength | Holdings in the telecommunications, health care, and basic industry sectors also made strong contributions.

TOP PERFORMANCE DETRACTORS
Printing & publishing | Positions in this subsector detracted modestly, with the weakest results coming from LABL, Inc.
Forestry/Paper | Holdings in this subsector also detracted to a very limited extent, due in part to a downturn in Mercer International, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
High Yield ETF (at net asset value)	7.13%	8.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	6.22%
ICE BofA U.S. High Yield Constrained Index	6.90%	8.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$72,551,016
Total number of portfolio holdings	527
Total advisory fees paid (net)	$122,116
Portfolio turnover rate	239%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.2%
Communication services	12.9%
Industrials	12.4%
Financials	12.3%
Energy	11.0%
Materials	8.6%
Health care	8.5%
Information technology	5.4%
Utilities	3.7%
Real estate	3.0%
Consumer staples	2.9%
Short-term investments and other	4.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
On January 26, 2026, an affiliate of CVC Capital Partners plc, a private markets investment firm, announced that it has agreed to acquire 100% of Marathon Asset Management (Marathon) (the Transaction). The closing of the Transaction will result in a change of control of Marathon, and therefore the current subadvisory agreement between Marathon and the Advisor will automatically terminate pursuant to the Investment Company Act of 1940, thus requiring approval of a new subadvisory agreement between Marathon and the Advisor.
At its meeting held March 24−26, 2026, the fund’s Board of Trustees considered and approved a new subadvisory agreement which is expected to become effective upon the closing of the Transaction, which is expected to be in the third quarter of 2026.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

895AETF

3/26

5/26

John Hancock High Yield ETF

John Hancock Mortgage-Backed Securities ETF
Mortgage-Backed Securities ETF/JHMB
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$37[1]	0.39%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mortgage-Backed Securities ETF (JHMB) returned 5.14% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, nonetheless remained below the 3% level through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, a downturn in March—which resulted from the start of the war in Iran and accompanying concerns about a reacceleration of inflation—dampened returns for the full period.
Agency mortgage-backed securities (MBS) outperformed U.S. Treasuries, as investors were attracted to the category due to the combination of its above-average yield and high credit quality. In addition, pre-payment risk was dampened by mortgage rates that remained well above COVID-era lows.
TOP PERFORMANCE CONTRIBUTORS
MBS | The category made the largest contribution to absolute performance due to its sizable portfolio weighting and positive total return.
Non-agency MBS, commercial MBS, and asset-backed securities (ABS) | Investments in these areas also performed well and contributed to the fund’s total return.

TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. Driven Brands ABS lost ground amid the adverse headlines surrounding the subprime auto category. A position in the ABS of New Economy Assets was a small detractor, as well.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Mortgage-Backed Securities ETF (at net asset value)	5.49%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.35%	(0.24)%
Bloomberg U.S. MBS Index	5.79%	0.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$212,663,193
Total number of portfolio holdings	428
Total advisory fees paid (net)	$405,932
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	59.1%
Collateralized mortgage obligations – Commercial and residential	21.4%
Asset-backed securities	15.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Corporate bonds	0.7%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

845AETF

3/26

5/26

John Hancock Mortgage-Backed Securities ETF

John Hancock Preferred Income ETF
Preferred Income ETF/JHPI
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$51[1]	0.54%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Preferred Income ETF (JHPI) returned 7.46% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, nonetheless remained below the 3% level through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, a downturn in March—which resulted from the start of the war in Iran and accompanying concerns about a reacceleration of inflation—dampened returns for the full period.
Investment-grade corporates outperformed U.S. Treasuries, reflecting the combination of their higher yields, favorable earnings trends, and investors’ healthy appetite for risk. These factors also provided strong support for high-yield bonds and helped the asset class outpace investment-grade issues.
TOP PERFORMANCE CONTRIBUTORS
Banking issues | The sector made the strongest contribution to absolute performance, reflecting its sizable portfolio weighting and healthy total return. Banking issues, in general, performed well at a time of positive economic growth and favorable interest rate trends.
Electric utilities | The sector, which also had a sizable weighting in the fund, performed well on expectations that the growth of artificial intelligence will lead to increased power demand.
Energy | Rising crude oil prices provided strong support for the sector, particularly after the start of the Iran war in March.

TOP PERFORMANCE DETRACTORS
The basic industry sector | At a time of positive market returns, this was the only sector in which the fund’s holdings lost ground. The overall impact on performance was limited.
Certain individual holdings | A small number of positions finished with losses, including the bonds of Brighthouse Financial, Inc. and the Bitcoin holding company Strategy, Inc.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Preferred Income ETF (at net asset value)	6.49%	3.55%
Bloomberg U.S. Aggregate Bond Index	4.35%	(0.09)%
ICE BofA U.S. All Capital Securities Index	5.47%	2.11%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$163,364,258
Total number of portfolio holdings	207
Total advisory fees paid (net)	$388,322
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	50.2%
Utilities	28.3%
Energy	8.3%
Communication services	6.0%
Real estate	1.8%
Information technology	1.2%
Health care	0.6%
Consumer discretionary	0.5%
U.S. Government Agency	0.5%
Industrials	0.2%
Short-term investments and other	2.4%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

885AETF

3/26

5/26

John Hancock Preferred Income ETF

John Hancock Disciplined Value International Select ETF
Disciplined Value International Select ETF/JDVI
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$72[1]	0.69%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Select ETF (JDVI) returned 26.61% for the period ended March 31, 2026. International equities produced strong returns in the 11-month reporting period behind a favorable combination of solid economic growth, falling interest rates, and robust corporate earnings. However, the markets finished the period below their late February high due to the uncertainty that accompanied the start of the war in Iran. The value style strongly outperformed the more broadly-based international indexes, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Materials | The fund’s positions in the sector accounted for roughly a quarter of its absolute return. Kinross Gold Corp. returned more than 100% and was the leading contributor to absolute returns. The mining stocks Rio Tinto, Ltd. and Teck Resources, Ltd. also performed very well, as did the Canadian fertilizer company Nutrien, Ltd.
Industrials | While the majority of the fund’s holdings in the sector recorded positive returns, Mitsubishi Electric Corp., Rexel SA, and BAE Systems PLC were the most notable contributors.
Other areas of strength | Holdings in financials, health care, and energy also made meaningful contributions to absolute performance. Sumitomo Mitsui Financial Group, Inc., Sandoz Group AG, and Cenovus Energy, Inc. were the largest contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Sony Group Corp. and the U.K. homebuilder Barratt Redrow PLC each suffered double-digit losses, weighing on results.
Consumer staples | Heineken NV and Asahi Group Holdings, Ltd. both lost ground on concerns about the longer-term impact of slowing alcohol consumption on their businesses.
Certain individual holdings | Outside of these two sectors, HDFC Bank, Ltd. and Novo Nordisk A/S were key detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Disciplined Value International Select ETF (at net asset value)	31.64%	18.41%
MSCI EAFE Index	21.27%	15.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$62,548,076
Total number of portfolio holdings	39
Total advisory fees paid (net)	$150,284
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Kinross Gold Corp.	5.8%
Nutrien, Ltd.	5.1%
BAE Systems PLC	4.8%
Novartis AG	4.7%
Rio Tinto, Ltd.	4.7%
Samsung Electronics Company, Ltd.	4.0%
AstraZeneca PLC	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Rexel SA	3.2%
Mitsubishi Electric Corp.	3.2%

Sector Composition
Financials	21.3%
Industrials	20.7%
Materials	18.5%
Health care	11.9%
Energy	6.2%
Communication services	6.0%
Information technology	5.8%
Consumer discretionary	4.9%
Consumer staples	3.5%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

930AETF

3/26

5/26

John Hancock Disciplined Value International Select ETF

John Hancock Disciplined Value Select ETF
Disciplined Value Select ETF/JDVL
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Select ETF (the fund) for the period of August 5, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Select ETF/JDVL	$38[1]	0.56%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Select ETF (JDVL) returned 10.64% for the period ended March 31, 2026. U.S. equities produced strong total returns in the abbreviated reporting period that ended on March 31, 2026. The combination of solid economic growth, falling interest rates, and healthy corporate earnings propelled the major indexes to a series of all-time highs through the end of February 2026. However, the outbreak of war in Iran in early March led to a sizable market downturn and caused stocks to finish well below their earlier peak.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Positions in the semiconductor companies Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence infrastructure buildout, were the leading contributors to absolute returns in the sector.
Energy | Marathon Petroleum Corp. and Diamondback Energy, Inc. both delivered positive returns, with much of the gain occurring in the final three months of the period.
Other areas of strength | Holdings in the industrials, health care, and materials sectors also made meaningful contributions to absolute performance. FedEx Corp., AbbVie, Inc., and Newmont Corp. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Positions in The Home Depot, Inc., Amazon.com, Inc., and Booking Holdings, Inc. finished with negative absolute returns
Communication services | The fund was hurt by weakness in The Walt Disney Company, as well as a downturn in Meta Platforms, Inc. during the time it was held in the portfolio.
Certain individual positions | Outside of these two sectors, Uber Technologies, Inc., Oracle Corp., and LPL Financial Holdings, Inc. were the most notable detractors to absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since inception
Disciplined Value Select ETF (at net asset value)	10.64%
Russell 1000 Index	4.31%
Russell 1000 Value Index	11.44%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$488,247,420
Total number of portfolio holdings	41
Total advisory fees paid (net)	$332,716
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	4.0%
U.S. Foods Holding Corp.	3.7%
Philip Morris International, Inc.	3.5%
Wells Fargo & Company	3.3%
Morgan Stanley	3.3%
Cencora, Inc.	3.1%
Marathon Petroleum Corp.	3.1%
Kinross Gold Corp.	3.0%
CRH PLC	2.8%

Sector Composition
Financials	19.1%
Industrials	15.9%
Health care	11.7%
Information technology	11.3%
Energy	8.3%
Materials	7.5%
Consumer discretionary	7.5%
Consumer staples	7.2%
Communication services	4.9%
Utilities	4.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  8-5-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
991AETF
3/26
5/26
John Hancock Disciplined Value Select ETF

John Hancock Fundamental All Cap Core ETF
Fundamental All Cap Core ETF/JHAC
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$69[1]	0.72%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core ETF (JHAC) returned 8.48% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The backdrop of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Communication services | Google's parent, Alphabet, Inc., performed very well and accounted for nearly all of the fund’s strong total return in the sector.
Industrials | Regal Rexnord Corp., a manufacturer of electric motors and power transmission components, was the leading contributor. United Rentals, Inc. helped results, as well.
Other areas of strength | Holdings in health care, financials, and energy also made meaningful contributions to performance. Hologic, Inc., Morgan Stanley, and Cheniere Energy, Inc. were the leading contributors in the three sectors, respectively. Outside of these areas, NVIDIA Corp. and Amazon.com, Inc. were the most notable contributors.

TOP PERFORMANCE DETRACTORS
Consumer staples | Shares of BellRing Brands, Inc., a producer of nutrition-oriented foods and beverages, lost ground during the period. In addition, Anheuser-Busch InBev SA/NV and Diageo PLC came under pressure from slowing alcohol sales worldwide.
Real estate | The communications tower operators Crown Castle, Inc. and American Tower Corp. lost ground amid concerns about slowing growth in the industry.
Specific holdings | Microsoft Corp. was the largest individual detractor. A number of stocks seen as vulnerable to artificial intelligence disruptions, including Workday, Inc., Salesforce, Inc., and Adobe, Inc. also weighed on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental All Cap Core ETF (at net asset value)	5.63%	14.82%
Russell 3000 Index	18.09%	21.61%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,285,585
Total number of portfolio holdings	54
Total advisory fees paid (net)	$0
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.4%
Alphabet, Inc., Class A	6.3%
Cheniere Energy, Inc.	4.7%
iShares Expanded Tech-Software Sector ETF	3.9%
NVIDIA Corp.	3.7%
KKR & Company, Inc.	3.6%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.5%
Meta Platforms, Inc., Class A	3.3%
iShares Russell 3000 ETF	3.0%
Roper Technologies, Inc.	3.0%

Sector Composition
Information technology	22.6%
Consumer discretionary	15.8%
Health care	15.3%
Communication services	12.4%
Financials	9.6%
Industrials	6.6%
Energy	4.7%
Schedule of securities sold short	3.9%
Real estate	3.8%
Consumer staples	2.0%
Materials	1.0%
Short-term investments	2.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

977AETF

3/26

5/26

John Hancock Fundamental All Cap Core ETF

John Hancock International High Dividend ETF
International High Dividend ETF/JHID
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$49[1]	0.46%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International High Dividend ETF (JHID) returned 29.75% for the period ended March 31, 2026. International equities produced solid returns in the abbreviated reporting period, supported by favorable economic growth, falling interest rates, and robust corporate earnings. However, the markets finished the period below their late February high due to the uncertainty that accompanied the start of the war in Iran. Dividend-paying stocks outperformed the more broadly-based indexes, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Financials | The sector made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and strong total return. Banco Bilbao Vizcaya Argentaria SA, DBS Group Holdings, Ltd., and Bank Leumi Le-Israel BM were the leading individual contributors.
Industrials | The Japanese companies Mitsui & Company, Ltd. and Sumitomo Corp. were the top contributors, followed by the European company ABB, Ltd.
Other areas of strength | Holdings in energy, materials, and utilities also made meaningful contributions to absolute performance. Equinor ASA, Rio Tinto PLC, and Engie SA were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Communication services | This was the only sector in which the fund had a negative return. Two of the three holdings in this area—Publicis Groupe SA and TELUS Corp.—lost ground, weighing on results.
Specific holdings | SAP SE, a German enterprise software company hurt by worries that its business would be adversely affected by artificial intelligence, was the largest detractor in the portfolio as a whole. Novo Nordisk A/S and EXOR NV also hurt results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
International High Dividend ETF (at net asset value)	35.61%	20.41%
MSCI World ex USA Index	22.99%	16.01%
MSCI World ex USA High Dividend Yield Index	24.37%	18.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$11,133,583
Total number of portfolio holdings	100
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinor ASA	2.5%
WH Group, Ltd.	2.1%
Banco BPM SpA	2.1%
Naturgy Energy Group SA	2.0%
Rio Tinto PLC	2.0%
Sumitomo Corp.	2.0%
Engie SA	2.0%
Oversea-Chinese Banking Corp., Ltd.	2.0%
Novartis AG	1.9%
Fortescue, Ltd.	1.9%

Sector Composition
Financials	28.8%
Industrials	13.1%
Consumer staples	8.8%
Information technology	8.4%
Energy	6.9%
Health care	6.7%
Materials	6.3%
Utilities	6.1%
Real estate	6.0%
Consumer discretionary	4.8%
Communication services	2.5%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

955AETF

3/26

5/26

John Hancock International High Dividend ETF

John Hancock U.S. High Dividend ETF
U.S. High Dividend ETF/JHDV
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$35[1]	0.34%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. High Dividend ETF (JHDV) returned 22.18% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The backdrop of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and strong total return. All but one holding in technology posted gains in the period, with the semiconductor stocks NVIDIA Corp., Lam Research Corp., and KLA Corp. making the most significant contributions. Apple, Inc. and Monolithic Power Systems, Inc. were further contributors of note to absolute performance.
Financials | Credicorp, Ltd. and OneMain Holdings, Inc. were the two top performers in the sector.
Other areas of strength | Holdings in industrials, energy, and utilities also made meaningful contributions to performance. Vertiv Holdings Company, Chevron Corp., and Edison International were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Among these were the business services companies Paychex, Inc., Accenture PLC, and Automatic Data Processing, Inc. The packaged food companies The Kraft Heinz Company and Conagra Brands, Inc. also finished with negative returns.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
U.S. High Dividend ETF (at net asset value)	18.77%	17.57%
S&P 500 Index	17.80%	19.69%
MSCI USA High Dividend Yield Index	12.34%	12.85%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$9,228,005
Total number of portfolio holdings	74
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.8%
Verizon Communications, Inc.	2.5%
Vertiv Holdings Company, Class A	2.5%
Chevron Corp.	2.4%
Broadcom, Inc.	2.4%
Edison International	2.3%
Pfizer, Inc.	2.2%
Altria Group, Inc.	2.2%

Sector Composition
Information technology	33.3%
Financials	15.9%
Industrials	8.7%
Consumer staples	7.8%
Health care	6.8%
Real estate	6.3%
Communication services	6.1%
Energy	5.7%
Consumer discretionary	5.2%
Utilities	3.1%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

966AETF

3/26

5/26

John Hancock U.S. High Dividend ETF

John Hancock Global Senior Loan ETF
Global Senior Loan ETF/JHLN
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Senior Loan ETF (the fund) for the period of August 19, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Senior Loan ETF/JHLN	$36[1]	0.59%
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Senior Loan ETF (JHLN) returned 0.56% for the period ended March 31, 2026. Senior loans produced mixed returns in the abbreviated reporting period. The asset class initially performed well, with the backdrop of favorable credit conditions and broader strength in the fixed-income markets providing a tailwind through the end of 2025. The environment grew less favorable at the start of the new year, however, as the combination of disruptions in the private credit space and the start of the war in Iran dampened investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Income | Portfolio income, which offset the impact of negative price performance, was a key contributor to the fund’s absolute return.
Cash position | The fund’s position in State Street Institutional U.S. Government Money Market Fund made a meaningful contribution to results.
Specific sectors | Positions in the healthcare and energy sectors delivered positive returns. An allocation to asset-backed securities, while limited, was also a contributor.

TOP PERFORMANCE DETRACTORS
Holdings in Europe | Non-U.S. holdings finished with negative returns in the period, weighing on absolute performance.
Sectors | The information technology was the largest detractor to performance on an absolute basis. Certain areas of the information technology sector came under pressure from the issues in private credit and concerns about the longer-term impact of artificial intelligence. Holdings in the consumer discretionary and materials sectors detracted, as well.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since inception
Global Senior Loan ETF (at net asset value)	0.54%
Bloomberg U.S. Aggregate Bond Index	2.64%
Morningstar LSTA U.S. Leveraged Loan Index	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$603,584,697
Total number of portfolio holdings	423
Total advisory fees paid (net)	$437,323
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Industrials	22.2%
Consumer discretionary	13.3%
Health care	9.4%
Consumer staples	8.0%
Communication services	6.9%
Asset-backed securities	6.7%
Financials	6.6%
Information technology	6.4%
Materials	5.4%
Energy	2.0%
Real estate	0.4%
Utilities	0.2%
Short-term investments and other	12.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  8-19-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

992AETF

3/26

5/26

John Hancock Global Senior Loan ETF

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $555,230 for the fiscal period ended March 31, 2026 (fiscal year end for the John Hancock ETF changed from April 30 to March 31), $427,331 for the fiscal year ended April 30, 2025 and $347,678 for the fiscal year ended April 30, 2024. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was related to a software licensing fee. Amounts billed to the registrant were $216 for the period ended March 31, 2026, $189 for fiscal year ended April 30, 2025 and $157 for the fiscal year ended ended April 30, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $50,941 for the fiscal period ended March 31, 2026, $45,026 for the fiscal year ended April 30, 2025 and $37,599 for the fiscal year ended April 30, 2024. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $12,204 for the fiscal period ended March 31, 2026, $0 for the fiscal year ended April 30, 2025 and $4,801 for the fiscal year ended April 30, 2024. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal period ended March 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,270,837 for the fiscal period ended March 31, 2026, $976,367 for the fiscal year ended April 30, 2025 and $1,167,486 for the fiscal year ended April 30, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the period ended March 31, 2026 for the following funds:

John Hancock Multifactor ETFs

  John Hancock Multifactor Developed International ETF

  John Hancock Multifactor Emerging Markets ETF

  John Hancock Multifactor Large Cap ETF

  John Hancock Multifactor Mid Cap ETF

  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs

  John Hancock Core Bond ETF

  John Hancock Core Plus Bond ETF

  John Hancock Corporate Bond ETF

  John Hancock Dynamic Municipal Bond ETF

  John Hancock High Yield ETF

  John Hancock Mortgage-Backed Securities ETF

  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs

  John Hancock Disciplined Value International Select ETF

  John Hancock Disciplined Value Select ETF

  John Hancock Fundamental All Cap Core ETF

  John Hancock International High Dividend ETF

  John Hancock U.S. High Dividend ETF

John Hancock Global Senior Loan ETF

Annual Financial Statements & Other N-CSR Items
John Hancock
Multifactor ETFs
March 31, 2026

John Hancock
Multifactor ETFs

2	Funds’ investments
44	Financial statements
51	Financial highlights
54	Notes to financial statements
65	Report of independent registered public accounting firm
66	Tax information
67	Shareholder meeting
1	JOHN HANCOCK MULTIFACTOR ETFS |

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 3-31-26
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%		$1,146,125,733
(Cost $988,619,237)
Australia - 6.5%		75,572,175
ANZ Group Holdings, Ltd.	118,023	2,907,598
APA Group	144,109	982,068
Aristocrat Leisure, Ltd.	29,461	914,662
ASX, Ltd.	9,408	336,997
BHP Group, Ltd. (A)	174,189	6,011,631
BlueScope Steel, Ltd.	76,703	1,351,172
Brambles, Ltd.	65,573	1,014,988
carsales.com, Ltd.	27,912	435,866
Cochlear, Ltd.	8,115	939,852
Coles Group, Ltd.	143,372	2,156,373
Commonwealth Bank of Australia	35,814	4,113,515
Computershare, Ltd.	64,505	1,254,255
CSL, Ltd.	11,662	1,124,453
Evolution Mining, Ltd.	89,458	773,225
Fortescue, Ltd.	166,733	2,319,309
Goodman Group (A)	43,382	758,853
Insurance Australia Group, Ltd.	564,017	2,835,407
Lynas Rare Earths, Ltd. (B)	40,416	524,830
Macquarie Group, Ltd.	14,139	1,955,450
Medibank Private, Ltd.	355,487	1,061,543
National Australia Bank, Ltd.	112,645	3,197,120
Northern Star Resources, Ltd.	174,355	2,431,305
Origin Energy, Ltd.	217,124	1,841,008
PLS Group, Ltd. (A)(B)	110,792	388,513
Pro Medicus, Ltd. (A)	6,619	529,949
Qantas Airways, Ltd.	89,987	515,861
QBE Insurance Group, Ltd.	317,761	4,620,381
REA Group, Ltd. (A)	4,437	475,345
Rio Tinto, Ltd.	30,447	3,366,324
Santos, Ltd.	736,606	4,015,832
Scentre Group	238,773	542,938
SGH, Ltd.	40,218	1,113,106
Sigma Healthcare, Ltd. (A)	184,892	335,576
Sonic Healthcare, Ltd.	71,754	1,005,001
South32, Ltd.	428,586	1,253,410
Stockland	128,357	378,900
Suncorp Group, Ltd.	185,371	2,050,414
Telstra Group, Ltd.	189,084	690,254
The GPT Group	94,864	294,325
The Lottery Corp., Ltd.	244,956	902,605
Transurban Group	58,246	558,897
Vicinity, Ltd.	195,532	313,373
Wesfarmers, Ltd.	39,955	1,995,195
Westpac Banking Corp.	149,088	4,030,297
WiseTech Global, Ltd.	11,014	286,803
Woodside Energy Group, Ltd.	141,091	3,386,995
Woolworths Group, Ltd.	51,345	1,280,401
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Austria - 0.3%		$4,028,166
ANDRITZ AG	3,134	214,854
BAWAG Group AG (B)(C)	3,843	573,414
Erste Group Bank AG	12,493	1,331,485
OMV AG	10,812	787,319
Raiffeisen Bank International AG	11,994	502,476
Strabag SE, Bearer Shares	429	42,312
Telekom Austria AG	4,404	46,227
Verbund AG	1,490	112,706
voestalpine AG	9,578	417,373
Belgium - 1.1%		12,868,745
Ackermans & van Haaren NV	3,784	1,144,916
Ageas SA/NV	29,426	2,137,687
Anheuser-Busch InBev SA/NV	65,028	4,474,536
D’ieteren Group	1,760	320,809
Elia Group SA/NV (B)	11,585	1,759,297
KBC Group NV	12,587	1,515,536
Lotus Bakeries NV	38	426,452
UCB SA	3,658	1,089,512
Chile - 0.1%		1,667,574
Antofagasta PLC	38,009	1,667,574
Denmark - 1.6%		19,072,032
AP Moller - Maersk A/S, Series A	110	266,799
AP Moller - Maersk A/S, Series B	113	279,738
Carlsberg A/S, Class B	8,625	1,068,184
Coloplast A/S, B Shares	22,059	1,484,341
Danske Bank A/S	32,956	1,586,974
DSV A/S	9,220	2,176,553
Genmab A/S (B)	6,690	1,767,041
Novo Nordisk A/S, B Shares	135,900	4,838,454
Novonesis A/S, B Shares	20,033	1,181,519
Orsted A/S (B)(C)	30,150	725,229
Tryg A/S	30,664	728,609
Vestas Wind Systems A/S	101,249	2,968,591
Finland - 1.3%		14,639,123
Fortum OYJ	7,009	176,698
Kesko OYJ, A Shares	14,867	325,465
Kesko OYJ, B Shares	30,299	666,092
Kone OYJ, Class B	16,970	1,071,104
Metso Corp.	88,104	1,496,308
Neste OYJ	21,686	698,376
Nokia OYJ	213,682	1,673,205
Nordea Bank ABP	192,655	3,257,513
Orion OYJ, Class B	10,435	838,017
Sampo OYJ, A Shares	79,108	838,746
Stora Enso OYJ, R Shares	106,282	1,232,541
UPM-Kymmene OYJ	48,225	1,489,138
Wartsila OYJ ABP	23,974	875,920
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	2

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France - 11.5%		$133,489,668
Air Liquide SA	12,289	2,519,238
Airbus SE	23,578	4,368,927
AXA SA	87,901	3,974,208
BNP Paribas SA	48,232	4,500,849
Cie de Saint-Gobain SA	101,403	8,185,567
Credit Agricole SA	166,950	3,064,291
Danone SA	88,208	7,016,759
Dassault Systemes SE (A)	33,807	672,708
Engie SA	413,520	13,202,642
EssilorLuxottica SA	10,782	2,464,727
Hermes International SCA	1,227	2,274,722
Kering SA	8,864	2,620,681
Legrand SA	31,783	4,822,902
L’Oreal SA	8,751	3,522,461
LVMH Moet Hennessy Louis Vuitton SE	10,457	5,579,685
Orange SA	467,729	9,525,363
Safran SA	15,187	4,889,069
Sanofi	36,760	3,503,595
Schneider Electric SE	11,734	3,097,412
Societe Generale SA	83,064	5,910,823
Thales SA	13,104	3,806,313
TotalEnergies SE	81,873	7,632,569
Veolia Environnement SA	127,458	4,796,352
Vinci SA	145,639	21,537,805
Germany - 9.8%		114,018,789
Allianz SE	15,878	6,573,260
BASF SE	225,529	13,616,375
Bayer AG	223,419	10,138,618
Bayerische Motoren Werke AG	28,632	2,573,203
Commerzbank AG	96,254	3,414,729
Daimler Truck Holding AG	75,916	3,627,398
Deutsche Bank AG	92,278	2,670,295
Deutsche Boerse AG	15,693	4,540,258
Deutsche Telekom AG	263,062	9,684,045
DHL Group	102,418	5,280,769
E.ON SE	320,091	6,992,615
Hannover Rueck SE	9,560	2,949,825
Heidelberg Materials AG	29,310	6,023,054
Henkel AG & Company KGaA	11,580	824,565
HOCHTIEF AG	1,393	614,400
Infineon Technologies AG	70,472	3,085,517
Mercedes-Benz Group AG	40,226	2,428,192
Merck KGaA	8,671	1,075,002
Muenchener Rueckversicherungs-Gesellschaft AG	11,228	6,978,164
Rheinmetall AG	1,986	3,305,404
RWE AG	67,002	4,452,878
SAP SE	19,731	3,339,633
Siemens AG	15,829	3,751,592
Siemens Energy AG	32,987	5,406,583
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Siemens Healthineers AG (C)	8,248	$344,971
Volkswagen AG	3,213	327,444
Hong Kong - 2.4%		28,130,140
AIA Group, Ltd.	460,924	4,988,317
BOC Hong Kong Holdings, Ltd.	159,795	872,328
Budweiser Brewing Company APAC, Ltd. (A)(C)	129,000	118,466
CK Asset Holdings, Ltd.	229,969	1,304,102
CK Hutchison Holdings, Ltd.	133,773	1,016,922
CK Infrastructure Holdings, Ltd.	66,929	533,967
CLP Holdings, Ltd.	132,071	1,238,134
Galaxy Entertainment Group, Ltd.	183,641	819,805
Henderson Land Development Company, Ltd. (A)	163,398	602,723
HKT Trust & HKT, Ltd.	495,000	771,524
Hong Kong & China Gas Company, Ltd.	1,134,065	1,026,997
Hong Kong Exchanges & Clearing, Ltd.	38,300	1,898,342
Hongkong Land Holdings, Ltd.	99,000	769,230
Link REIT	108,536	498,644
MTR Corp., Ltd. (A)	75,413	307,608
Power Assets Holdings, Ltd.	163,073	1,269,815
Prudential PLC	527,526	7,220,828
Sino Land Company, Ltd.	302,000	442,588
Sun Hung Kai Properties, Ltd.	64,662	1,065,576
Swire Pacific, Ltd., Class A	25,000	272,155
Swire Properties, Ltd.	97,800	283,663
Techtronic Industries Company, Ltd.	62,077	808,406
Ireland - 0.6%		6,700,871
AIB Group PLC	161,511	1,677,628
Bank of Ireland Group PLC	37,263	662,693
Experian PLC	74,074	2,537,761
James Hardie Industries PLC, CHESS Depositary Interest (B)	52,854	944,812
Kerry Group PLC, Class A	2,949	232,412
Kingspan Group PLC	7,771	645,565
Israel - 0.7%		8,031,787
Azrieli Group, Ltd.	1,119	148,385
Bank Hapoalim BM	62,622	1,454,139
Bank Leumi Le-Israel BM	106,889	2,362,560
CyberArk Software, Ltd. (B)	477	21,465
Elbit Systems, Ltd.	393	328,216
Harel Insurance Investments & Financial Services, Ltd.	5,536	305,247
Israel Discount Bank, Ltd., Class A	50,860	507,070
Mizrahi Tefahot Bank, Ltd.	11,252	811,783
Next Vision Stabilized Systems, Ltd.	517	49,940
Nice, Ltd. (B)	1,090	119,753
Nova, Ltd. (B)	165	70,886
Teva Pharmaceutical Industries, Ltd. (B)	47,813	1,399,032
The Phoenix Holdings, Ltd.	5,916	311,023
3	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Israel (continued)
Tower Semiconductor, Ltd. (B)	834	$142,288
Italy - 3.1%		36,544,056
Banca Mediolanum SpA (A)	13,676	272,289
Banca Monte dei Paschi di Siena SpA (A)	267,848	2,292,079
Banco BPM SpA (A)	172,228	2,353,511
BPER Banca SpA (A)	214,990	2,758,267
Enel SpA	316,679	3,420,727
Eni SpA	93,930	2,689,419
Ferrari NV (A)	5,452	1,815,438
Generali	22,508	894,972
Intesa Sanpaolo SpA	766,691	4,559,131
Leonardo SpA	6,862	458,887
Moncler SpA	28,174	1,668,551
Poste Italiane SpA (A)(C)	43,587	1,011,450
PRADA SpA	55,200	259,940
Prysmian SpA	13,639	1,552,313
Snam SpA	121,538	917,796
Terna - Rete Elettrica Nazionale	161,958	1,840,701
UniCredit SpA	94,988	6,660,832
Unipol Assicurazioni SpA	48,884	1,117,753
Japan - 23.7%		275,831,145
Advantest Corp.	31,400	4,012,584
Aeon Company, Ltd.	92,100	1,090,970
AGC, Inc.	33,600	1,161,184
Aisin Corp.	120,900	1,647,566
Ajinomoto Company, Inc.	40,600	1,122,121
ANA Holdings, Inc.	42,700	752,598
Asahi Group Holdings, Ltd.	119,500	1,190,568
Asahi Kasei Corp.	315,600	2,993,528
Asics Corp.	82,800	2,163,032
Astellas Pharma, Inc.	92,400	1,463,044
Bandai Namco Holdings, Inc.	26,703	649,070
Bridgestone Corp.	90,100	1,850,253
Canon, Inc.	18,400	503,921
Capcom Company, Ltd.	38,400	808,116
Central Japan Railway Company	57,720	1,481,730
Chubu Electric Power Company, Inc.	83,800	1,360,058
Chugai Pharmaceutical Company, Ltd.	21,900	1,185,372
Dai Nippon Printing Company, Ltd.	60,748	1,079,672
Daifuku Company, Ltd.	40,300	1,373,478
Dai-ichi Life Holdings, Inc.	275,200	2,458,100
Daiichi Sankyo Company, Ltd.	31,400	545,932
Daikin Industries, Ltd.	18,847	2,213,566
Daito Trust Construction Company, Ltd. (A)	32,530	752,061
Daiwa House Industry Company, Ltd.	48,500	1,499,296
Daiwa Securities Group, Inc.	160,600	1,473,858
Denso Corp.	69,200	847,112
Disco Corp.	4,394	1,691,423
East Japan Railway Company	85,400	1,945,911
Ebara Corp.	48,500	1,296,870
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Eisai Company, Ltd.	4,672	$143,047
ENEOS Holdings, Inc.	127,900	1,133,968
FANUC Corp.	16,350	544,897
Fast Retailing Company, Ltd.	6,757	2,617,600
Fuji Electric Company, Ltd.	22,993	1,529,109
FUJIFILM Holdings Corp.	49,300	919,281
Fujikura, Ltd.	77,400	1,989,855
Fujitsu, Ltd.	57,400	1,144,464
Furukawa Electric Company, Ltd.	4,900	886,583
Hankyu Hanshin Holdings, Inc. (A)	33,400	955,665
Hikari Tsushin, Inc.	2,641	659,710
Hitachi Construction Machinery Company, Ltd. (A)	23,500	778,606
Hitachi, Ltd.	197,600	5,544,575
Honda Motor Company, Ltd.	172,562	1,363,987
Hoya Corp.	15,900	2,653,498
Hulic Company, Ltd.	114,000	1,310,975
Ibiden Company, Ltd.	20,200	936,039
Idemitsu Kosan Company, Ltd.	138,795	1,344,852
IHI Corp.	49,000	966,510
Inpex Corp.	95,600	2,811,093
Isuzu Motors, Ltd.	149,200	2,082,929
ITOCHU Corp.	138,500	1,718,953
Japan Airlines Company, Ltd.	38,200	614,576
Japan Exchange Group, Inc.	118,200	1,342,186
Japan Post Bank Company, Ltd.	58,800	930,473
Japan Post Holdings Company, Ltd.	66,900	752,304
Japan Post Insurance Company, Ltd.	62,700	620,734
Japan Tobacco, Inc.	21,300	805,997
JFE Holdings, Inc. (A)	100,200	1,143,460
JX Advanced Metals Corp.	22,800	474,660
Kajima Corp.	32,700	1,214,149
Kao Corp.	39,600	1,537,801
Kawasaki Heavy Industries, Ltd.	80,500	1,465,890
Kawasaki Kisen Kaisha, Ltd. (A)	40,200	666,841
KDDI Corp.	129,200	2,211,806
Keyence Corp.	3,670	1,265,549
Kikkoman Corp. (A)	23,000	207,461
Kinden Corp.	3,700	162,150
Kioxia Holdings Corp. (B)	6,100	731,586
Kirin Holdings Company, Ltd.	89,600	1,422,088
Kobe Bussan Company, Ltd.	15,400	334,349
Komatsu, Ltd.	79,100	2,989,681
Konami Group Corp.	4,900	595,521
Kubota Corp.	103,000	1,590,741
Kyocera Corp.	65,500	979,062
Kyowa Kirin Company, Ltd.	20,500	332,196
Lasertec Corp.	6,500	1,362,594
LY Corp. (A)	94,400	227,085
M3, Inc. (A)	21,100	212,936
Makita Corp.	30,000	957,383
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	4

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Marubeni Corp.	31,900	$1,126,496
MatsukiyoCocokara & Company	28,000	444,579
MEIJI Holdings Company, Ltd.	35,200	853,836
MINEBEA MITSUMI, Inc. (A)	85,200	1,357,609
Mitsubishi Chemical Group Corp.	233,800	1,321,178
Mitsubishi Corp.	149,000	4,979,779
Mitsubishi Electric Corp.	39,800	1,247,862
Mitsubishi Estate Company, Ltd.	21,500	583,956
Mitsubishi HC Capital, Inc.	218,900	1,927,707
Mitsubishi Heavy Industries, Ltd.	62,700	1,664,354
Mitsubishi UFJ Financial Group, Inc.	421,770	6,892,966
Mitsui & Company, Ltd.	115,300	4,318,767
Mitsui Fudosan Company, Ltd.	94,600	984,413
Mitsui Kinzoku Company, Ltd.	4,700	828,386
Mitsui O.S.K. Lines, Ltd. (A)	37,300	1,523,042
Mizuho Financial Group, Inc.	90,100	3,447,349
MonotaRO Company, Ltd.	26,100	279,719
MS&AD Insurance Group Holdings, Inc.	112,900	2,861,354
Murata Manufacturing Company, Ltd.	55,400	1,187,118
NEC Corp.	40,715	984,285
Nexon Company, Ltd.	19,500	359,014
Nidec Corp. (B)	87,300	1,078,835
Nintendo Company, Ltd.	22,770	1,255,935
Nippon Building Fund, Inc.	292	243,379
Nippon Paint Holdings Company, Ltd.	72,200	443,030
Nippon Sanso Holdings Corp.	40,400	1,405,074
Nippon Steel Corp. (A)	216,700	784,446
Nippon Yusen KK (A)	50,900	1,845,441
Nissan Motor Company, Ltd. (B)	266,900	558,663
Nissin Foods Holdings Company, Ltd. (A)	11,748	221,904
Niterra Company, Ltd.	31,700	1,440,040
Nitori Holdings Company, Ltd. (A)	29,505	466,898
Nitto Denko Corp.	159,670	3,075,171
Nomura Holdings, Inc.	145,200	1,098,880
Nomura Research Institute, Ltd.	20,700	563,658
NTT, Inc.	2,284,250	2,257,113
Obayashi Corp.	92,200	2,176,775
Obic Company, Ltd.	22,900	554,471
Olympus Corp.	74,200	694,240
Omron Corp.	6,800	189,437
Ono Pharmaceutical Company, Ltd. (A)	12,665	199,858
Oracle Corp. Japan	3,800	205,586
Oriental Land Company, Ltd. (A)	30,700	521,026
ORIX Corp.	81,900	2,371,697
Osaka Gas Company, Ltd.	61,000	2,446,672
Otsuka Corp.	24,800	470,933
Otsuka Holdings Company, Ltd.	33,000	2,283,802
Pan Pacific International Holdings Corp.	183,600	1,117,365
Panasonic Holdings Corp.	104,404	1,696,754
Rakuten Bank, Ltd. (B)	6,400	226,890
Rakuten Group, Inc. (B)	117,100	532,246
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Recruit Holdings Company, Ltd.	40,700	$1,669,547
Renesas Electronics Corp.	38,900	526,075
Resona Holdings, Inc.	115,900	1,254,873
Resonac Holdings Corp.	12,300	757,839
Ryohin Keikaku Company, Ltd.	53,600	1,123,279
Sanrio Company, Ltd. (A)	99,500	612,423
SBI Holdings, Inc.	140,100	2,508,925
SCREEN Holdings Company, Ltd. (A)	17,800	1,000,264
Secom Company, Ltd.	36,322	1,378,085
Seibu Holdings, Inc. (A)	14,000	384,650
Sekisui Chemical Company, Ltd. (A)	84,600	1,386,070
Sekisui House, Ltd.	69,700	1,542,171
Seven & i Holdings Company, Ltd.	194,900	2,601,484
SG Holdings Company, Ltd. (A)	31,600	293,674
Shimadzu Corp.	21,600	500,864
Shimano, Inc.	3,486	360,016
Shimizu Corp.	30,800	536,759
Shin-Etsu Chemical Company, Ltd.	63,990	2,517,527
Shionogi & Company, Ltd.	93,313	2,034,715
Shiseido Company, Ltd.	8,077	161,956
Shizuoka Financial Group, Inc. (A)	40,100	645,900
SMC Corp.	1,145	430,895
SoftBank Corp.	948,300	1,258,320
SoftBank Group Corp.	260,144	5,813,137
Sompo Holdings, Inc.	43,700	1,651,420
Sony Financial Group, Inc. (A)	205,400	184,885
Sony Group Corp.	219,200	4,421,477
Subaru Corp.	102,100	1,593,848
Sumitomo Corp.	49,700	1,805,682
Sumitomo Electric Industries, Ltd.	35,900	1,891,018
Sumitomo Forestry Company, Ltd.	69,700	615,116
Sumitomo Metal Mining Company, Ltd.	42,900	2,387,828
Sumitomo Mitsui Financial Group, Inc.	161,300	5,075,541
Sumitomo Mitsui Trust Group, Inc.	55,250	1,702,404
Sumitomo Realty & Development Company, Ltd.	31,500	869,621
Suntory Beverage & Food, Ltd.	13,700	386,397
Suzuki Motor Corp.	164,300	1,936,920
T&D Holdings, Inc.	65,900	1,638,698
Taisei Corp.	15,361	1,550,197
Takeda Pharmaceutical Company, Ltd.	67,947	2,419,082
TDK Corp.	160,600	1,984,660
Terumo Corp.	26,300	348,485
The Chiba Bank, Ltd. (A)	91,500	1,147,992
The Kansai Electric Power Company, Inc.	232,900	3,783,582
Toho Company, Ltd.	34,000	356,264
Tokio Marine Holdings, Inc.	84,300	3,872,427
Tokyo Century Corp.	36,100	457,235
Tokyo Electron, Ltd.	15,871	3,714,107
Tokyo Gas Company, Ltd.	92,100	4,293,832
Tokyu Corp.	55,600	650,571
5	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
TOPPAN Holdings, Inc.	31,200	$805,054
Toray Industries, Inc.	225,700	1,561,273
Toyo Suisan Kaisha, Ltd.	2,600	179,772
Toyota Motor Corp.	400,940	7,968,900
Toyota Tsusho Corp.	33,600	1,256,647
Unicharm Corp.	54,200	317,010
West Japan Railway Company	101,662	1,998,861
Yamaha Motor Company, Ltd.	165,900	1,173,678
Yaskawa Electric Corp.	20,500	518,009
Yokogawa Electric Corp.	19,300	575,518
Yokohama Financial Group, Inc.	129,600	1,119,306
Zensho Holdings Company, Ltd.	10,000	576,906
ZOZO, Inc. (A)	49,100	341,037
Luxembourg - 0.4%		4,253,298
ArcelorMittal SA	67,240	3,396,457
Tenaris SA	29,163	856,841
Macau - 0.0%		174,991
Sands China, Ltd.	83,200	174,991
Mexico - 0.1%		834,493
Fresnillo PLC	19,153	834,493
Netherlands - 4.2%		49,406,817
ABN AMRO Bank NV	85,126	2,659,007
Adyen NV (B)(C)	810	793,850
Argenx SE (B)	801	572,944
ASM International NV (A)	6,033	4,427,928
ASML Holding NV	14,939	19,264,469
Ferrovial SE	57,111	3,646,818
Heineken NV (A)	9,959	760,776
ING Groep NV	148,084	3,771,607
Koninklijke Ahold Delhaize NV	117,789	5,468,016
Koninklijke Philips NV	91,587	2,462,989
Prosus NV (B)	53,167	2,387,876
Stellantis NV (A)	264,906	1,849,356
Universal Music Group NV	69,974	1,341,181
New Zealand - 0.2%		1,929,741
Auckland International Airport, Ltd.	56,711	257,836
Contact Energy, Ltd.	227	1,198
Fisher & Paykel Healthcare Corp., Ltd.	18,498	394,546
Fonterra Co-operative Group, Ltd.	4,555	21,307
Infratil, Ltd. (A)	34,803	231,292
Meridian Energy, Ltd.	42,852	135,180
Xero, Ltd. (B)	17,267	888,382
Norway - 0.6%		7,105,763
Aker BP ASA	31,534	1,168,975
DNB Bank ASA	30,215	934,278
Equinor ASA	51,744	2,233,168
Gjensidige Forsikring ASA	5,228	135,249
Kongsberg Gruppen ASA	13,518	572,794
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Mowi ASA	8,500	$191,624
Norsk Hydro ASA	54,093	569,198
Orkla ASA	13,131	164,054
Salmar ASA	1,214	70,415
Telenor ASA	27,273	476,811
Var Energi ASA	22,633	117,429
Yara International ASA	8,148	471,768
Portugal - 0.2%		2,236,429
Banco Comercial Portugues SA	658,051	630,828
EDP SA	161,535	842,196
Galp Energia SGPS SA	18,223	441,137
Jeronimo Martins SGPS SA	13,604	322,268
Singapore - 2.0%		23,137,344
CapitaLand Ascendas REIT	143,792	275,291
CapitaLand Integrated Commercial Trust	263,040	466,893
CapitaLand Investment, Ltd.	247,900	522,643
DBS Group Holdings, Ltd.	130,913	5,773,708
Grab Holdings, Ltd., Class A (B)	143,375	524,753
Jardine Cycle & Carriage, Ltd.	5,000	134,132
Keppel, Ltd.	204,800	1,868,384
Oversea-Chinese Banking Corp., Ltd.	189,368	3,224,753
Sea, Ltd., ADR (B)	13,456	1,114,291
Sembcorp Industries, Ltd. (A)	66,400	341,225
Singapore Airlines, Ltd. (A)	560,900	2,869,387
Singapore Exchange, Ltd.	125,400	1,897,305
Singapore Technologies Engineering, Ltd.	64,400	539,599
Singapore Telecommunications, Ltd.	233,800	895,223
United Overseas Bank, Ltd.	70,324	1,997,733
Wilmar International, Ltd.	231,900	692,024
Spain - 3.6%		41,748,635
ACS Actividades de Construccion y Servicios SA	16,030	1,935,631
Aena SME SA (C)	77,685	2,284,261
Amadeus IT Group SA	50,339	2,823,469
Banco Bilbao Vizcaya Argentaria SA (A)	556,938	11,711,096
Banco Santander SA	652,109	7,130,405
CaixaBank SA (A)	479,773	5,619,155
Cellnex Telecom SA (B)(C)	40,825	1,304,379
EDP Renovaveis SA (A)	8,393	132,388
Endesa SA	35,530	1,477,031
Iberdrola SA	129,568	2,947,696
Industria de Diseno Textil SA	59,218	3,359,693
Naturgy Energy Group SA (A)	34,295	1,023,431
Sweden - 3.2%		37,350,065
AAK AB (A)	10,718	272,725
AddTech AB, B Shares	28,521	950,875
Alfa Laval AB	9,960	530,921
Assa Abloy AB, B Shares	18,556	655,267
Atlas Copco AB, A Shares	136,064	2,330,281
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	6

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Atlas Copco AB, B Shares	73,757	$1,121,501
Beijer Ref AB (A)	23,219	313,933
Boliden AB (A)(B)	14,918	760,601
Castellum AB (A)	41,670	476,135
Epiroc AB, A Shares	31,316	753,129
Epiroc AB, B Shares	18,306	384,712
EQT AB (A)	7,869	236,659
Essity AB, B Shares (A)	115,020	2,932,776
Evolution AB (A)(C)	5,710	350,767
Fastighets AB Balder, B Shares (B)	74,035	428,531
Getinge AB, B Shares	14,595	288,874
Hennes & Mauritz AB, B Shares (A)	24,300	446,781
Hexagon AB, B Shares (A)	70,825	669,422
Holmen AB, B Shares (A)	9,914	350,717
Indutrade AB (A)	21,436	482,444
Lifco AB, B Shares	9,785	289,454
Nibe Industrier AB, B Shares	28,189	114,191
Saab AB, B Shares (A)	5,837	378,298
Sagax AB, B Shares	23,151	422,860
Sandvik AB	20,482	768,431
Securitas AB, B Shares	50,429	835,344
Skandinaviska Enskilda Banken AB, A Shares (A)	62,853	1,136,814
Skandinaviska Enskilda Banken AB, C Shares	454	8,474
Skanska AB, B Shares (A)	60,317	1,599,378
SKF AB, B Shares (A)	64,774	1,524,454
Svenska Cellulosa AB SCA, B Shares (A)	63,003	719,562
Svenska Handelsbanken AB, A Shares (A)	70,141	906,007
Svenska Handelsbanken AB, B Shares (A)	2,946	64,757
Swedbank AB, A Shares (A)	48,187	1,613,104
Swedish Orphan Biovitrum AB (B)	23,674	974,669
Tele2 AB, B Shares	65,210	1,332,095
Telefonaktiebolaget LM Ericsson, B Shares (A)	235,557	2,628,496
Telia Company AB	462,767	2,343,407
Trelleborg AB, B Shares	29,896	1,094,631
Volvo AB, A Shares	21,388	683,877
Volvo AB, B Shares (A)	96,225	3,085,867
Volvo Car AB, B Shares (A)(B)	40,437	88,844
Switzerland - 8.3%		97,137,365
ABB, Ltd.	32,644	2,569,108
Alcon, Inc.	59,207	4,366,383
Amrize, Ltd. (B)	40,072	2,171,284
Chocoladefabriken Lindt & Spruengli AG	14	1,989,671
Cie Financiere Richemont SA, A Shares	18,568	3,201,539
Coca-Cola HBC AG (B)	23,188	1,298,342
Galderma Group AG	18,945	3,616,655
Givaudan SA	560	1,870,500
Glencore PLC (B)	491,867	3,667,972
Holcim, Ltd. (B)	67,259	5,433,955
Lonza Group AG	8,076	5,073,443
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Nestle SA	86,689	$8,460,147
Novartis AG	70,158	10,552,294
Partners Group Holding AG (A)	3,033	3,193,982
Roche Holding AG, Bearer Shares	1,669	679,605
Roche Holding AG, Participation Certificates	22,899	8,968,098
Sandoz Group AG	45,125	3,467,136
Schindler Holding AG	2,058	637,723
Schindler Holding AG, Participation Certificates	4,262	1,381,152
Sika AG	12,141	1,962,685
Swiss Life Holding AG	2,988	3,215,758
Swiss Re AG (A)	29,345	4,827,838
Swisscom AG	6,142	5,098,269
UBS Group AG	124,519	4,761,955
Zurich Insurance Group AG	6,687	4,671,871
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 12.9%		149,790,861
3i Group PLC	50,708	1,630,257
Airtel Africa PLC (C)	90,886	413,008
Anglo American PLC	24,506	1,027,327
Associated British Foods PLC	39,218	970,465
AstraZeneca PLC	50,486	9,779,993
Aviva PLC	324,235	2,567,121
BAE Systems PLC	88,051	2,554,481
Barclays PLC	697,425	3,581,748
BP PLC	1,311,140	10,482,923
British American Tobacco PLC	93,932	5,414,273
BT Group PLC	2,132,497	5,919,517
Centrica PLC	360,969	1,011,520
Coca-Cola Europacific Partners PLC	22,620	2,061,564
Compass Group PLC	55,666	1,530,530
Diageo PLC	97,512	1,795,103
Endeavour Mining PLC	16,357	962,020
GSK PLC	137,687	3,747,558
Haleon PLC	963,220	4,747,998
Halma PLC	30,811	1,544,769
HSBC Holdings PLC	694,984	11,195,657
Imperial Brands PLC	108,815	4,386,620
Informa PLC	184,545	1,818,868
InterContinental Hotels Group PLC	8,795	1,146,868
Legal & General Group PLC	722,692	2,347,272
Lloyds Banking Group PLC	2,972,335	3,619,373
London Stock Exchange Group PLC	9,794	1,144,816
National Grid PLC	216,111	3,617,890
NatWest Group PLC	392,772	2,865,289
Next PLC	20,429	3,414,608
Reckitt Benckiser Group PLC	72,543	4,867,303
RELX PLC	77,262	2,522,681
Rentokil Initial PLC	199,416	1,228,069
Rio Tinto PLC	46,279	4,237,790
7	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC	270,919	$4,044,191
Segro PLC	59,121	501,925
Severn Trent PLC	22,334	910,062
Shell PLC	211,829	10,008,707
Smith & Nephew PLC	42,516	664,380
SSE PLC	93,932	3,214,376
Standard Chartered PLC	329,513	6,756,919
Tesco PLC	868,869	5,420,671
Unilever PLC	83,715	4,635,482
Vodafone Group PLC	2,328,426	3,478,869
United States - 0.0%		425,660

Carnival PLC	17,124	425,660

PREFERRED SECURITIES - 0.6%		$6,847,535
(Cost $7,655,516)
Germany - 0.6%		6,847,535
Bayerische Motoren Werke AG	5,619	504,017
Dr. Ing. h.c. F. Porsche AG	2,505	111,785
Henkel AG & Company KGaA	21,570	1,647,751
Volkswagen AG	46,047	4,583,982

RIGHTS - 0.0%		$374
(Cost $0)
CapitaLand Ascendas REIT (Expiration Date: 4-15-26) (B)(E)	4,026	374

SHORT-TERM INVESTMENTS - 1.8%		$20,462,982
(Cost $20,462,129)
Short-term funds - 1.8%		20,462,982
John Hancock Collateral Trust, 3.6657% (F)(G)	1,704,424	17,047,138

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (F)	3,415,844	3,415,844
Total investments (Multifactor Developed International ETF) (Cost $1,016,736,882) - 100.8%		$1,173,436,624
Other assets and liabilities, net - (0.8%)		(8,750,461)
Total net assets - 100.0%		$1,164,686,163

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-26.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Financials	24.4%
Industrials	18.5%
Health care	9.2%
Consumer discretionary	8.2%
Materials	8.2%
Consumer staples	7.6%
Utilities	6.3%
Information technology	5.6%
Communication services	5.3%
Energy	4.3%
Real estate	1.4%
Short-term investments and other	1.0%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 3-31-26
	Shares or Principal Amount	Value
COMMON STOCKS - 98.0%		$736,229,575
(Cost $553,269,548)
Australia - 0.0%		313,104
MMG, Ltd. (A)	340,000	313,104
Brazil - 4.3%		32,361,152
Ambev SA	259,000	756,375
Axia Energia	87,237	978,293
B3 SA - Brasil Bolsa Balcao	357,100	1,258,273
Banco Bradesco SA	151,305	484,169
Banco BTG Pactual SA	63,348	682,860
Banco do Brasil SA	182,800	805,140
BB Seguridade Participacoes SA	98,600	657,277
Caixa Seguridade Participacoes S/A	39,700	139,506
Cia de Saneamento Basico do Estado de Sao Paulo	42,658	1,292,659
Cia Paranaense de Energia	196,700	581,216
CPFL Energia SA	28,600	267,053
Embraer SA	38,700	570,278
Eneva SA (A)	72,500	340,706
Engie Brasil Energia SA	55,935	351,659
Equatorial SA	108,203	844,787
Localiza Rent a Car SA	72,911	655,954
Neoenergia SA	16,200	103,461
NU Holdings, Ltd., Class A (A)	172,603	2,480,305
Petroleo Brasileiro SA	473,400	4,887,254
Porto Seguro SA	7,200	69,643
PRIO SA (A)	76,500	969,957
Raia Drogasil SA	168,849	760,830
Rede D’Or Sao Luiz SA (B)	59,136	441,316
Suzano SA	116,065	1,153,549
Telefonica Brasil SA	123,400	974,307
TIM SA	124,800	656,270
Vale SA	449,800	7,104,531
Vibra Energia SA	113,113	684,923
WEG SA	144,200	1,408,601
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	8

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile - 0.5%		$3,922,243
Banco de Chile	3,314,563	596,807
Banco de Credito e Inversiones SA	8,554	549,678
Banco Santander Chile	6,409,829	526,538
Cencosud SA	114,295	309,549
Empresas COPEC SA	37,816	259,205
Enel Americas SA	1,925,631	163,544
Enel Chile SA	3,765,300	288,292
Falabella SA	58,356	354,370
Latam Airlines Group SA	15,997,655	390,814
Plaza SA	114,510	483,446
China - 23.3%		174,686,742
360 Security Technology, Inc., Class A	51,600	79,922
3SBio, Inc. (A)(B)	19,500	56,310
Accelink Technologies Company, Ltd., Class A	1,700	20,745
Agricultural Bank of China, Ltd., H Shares	3,020,000	2,145,532
Aier Eye Hospital Group Company, Ltd., A Shares	79,043	108,813
Akeso, Inc. (A)(B)	30,000	498,202
Alibaba Group Holding, Ltd.	1,316,800	19,986,633
Aluminum Corp. of China, Ltd., H Shares	726,000	1,041,746
Anhui Conch Cement Company, Ltd., H Shares	173,000	467,794
Anhui Gujing Distillery Company, Ltd., A Shares	1,671	24,878
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	6,000	40,126
Anker Innovations Technology Company, Ltd., A Shares	1,100	17,227
ANTA Sports Products, Ltd.	186,400	1,799,760
Avary Holding Shenzhen Company, Ltd., A Shares	9,200	69,477
Baidu, Inc., Class A (A)	181,800	2,450,991
Baiyin Nonferrous Group Company, Ltd., Class A	16,200	19,042
Bank of Beijing Company, Ltd., Class A	124,900	99,621
Bank of Chengdu Company, Ltd., Class A	21,200	52,538
Bank of China, Ltd., H Shares	6,727,000	4,264,329
Bank of Communications Company, Ltd., H Shares	2,185,000	1,961,991
Bank of Hangzhou Company, Ltd., A Shares	40,700	98,683
Bank of Jiangsu Company, Ltd., Class A	116,700	184,471
Bank of Nanjing Company, Ltd., Class A	69,600	114,754
Bank of Ningbo Company, Ltd., A Shares	57,715	254,396
Bank of Shanghai Company, Ltd., A Shares	110,200	158,085
Baoshan Iron & Steel Company, Ltd., A Shares	182,000	168,875
Beijing Compass Technology Development Company, Ltd., Class A	1,300	18,306
Beijing Kingsoft Office Software, Inc., Class A	1,215	41,078
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,960	11,278
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	199,600	146,200
Bilibili, Inc., Class Z (A)(C)	14,100	306,991
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Biwin Storage Technology Company, Ltd., Class A (A)	1,065	$32,681
Bluefocus Intelligent Communications Group Company, Ltd., Class A	8,200	17,568
BOE Technology Group Company, Ltd., A Shares	361,900	204,833
BYD Company, Ltd., H Shares	297,400	4,013,280
BYD Electronic International Company, Ltd. (C)	127,500	448,841
Cambricon Technologies Corp., Ltd., Class A (A)	934	132,903
Chaozhou Three-Circle Group Company, Ltd., Class A	6,700	51,257
Chifeng Jilong Gold Mining Company, Ltd., Class A	7,100	44,348
China CITIC Bank Corp., Ltd., H Shares	927,000	934,071
China Coal Energy Company, Ltd., H Shares	283,000	476,467
China Construction Bank Corp., H Shares	7,167,000	7,669,591
China Eastern Airlines Corp., Ltd., H Shares (A)	346,000	154,019
China Energy Engineering Corp., Ltd., H Shares	676,000	110,365
China Everbright Bank Company, Ltd., H Shares	481,000	186,505
China Galaxy Securities Company, Ltd., H Shares	394,000	397,005
China Gold International Resources Corp., Ltd.	19,600	377,990
China Hongqiao Group, Ltd.	537,000	2,380,822
China International Capital Corp., Ltd., H Shares (B)	131,600	288,203
China International Marine Containers Group Company, Ltd., H Shares	56,500	70,263
China Jushi Company, Ltd., Class A	20,800	73,195
China Life Insurance Company, Ltd., H Shares	735,000	2,306,191
China Longyuan Power Group Corp., Ltd., H Shares	587,000	533,827
China Mengniu Dairy Company, Ltd.	300,000	658,146
China Merchants Bank Company, Ltd., H Shares	319,000	2,005,092
China Merchants Energy Shipping Company, Ltd., A Shares	34,100	80,756
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	26,900	38,394
China Merchants Securities Company, Ltd., H Shares (B)	97,540	163,226
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	44,600	54,296
China Minsheng Banking Corp., Ltd., H Shares	923,000	432,057
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	21,700	149,772
China Pacific Insurance Group Company, Ltd., H Shares	468,800	1,906,245
China Petroleum & Chemical Corp., H Shares	2,450,000	1,403,089
China Railway Signal & Communication Corp., Ltd., H Shares (B)	145,000	63,991
China Rare Earth Resources And Technology Company, Ltd., Class A (A)	2,900	20,146
9	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Reinsurance Group Corp., H Shares	496,000	$92,998
China Resources Microelectronics, Ltd., Class A	7,862	50,690
China Resources Mixc Lifestyle Services, Ltd. (B)	53,400	320,392
China Shenhua Energy Company, Ltd., H Shares	340,000	2,000,051
China Southern Airlines Company, Ltd., H Shares (A)	290,000	144,257
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	10,700	88,641
China Tower Corp., Ltd., H Shares (B)	827,800	1,127,638
China Tungsten and Hightech Materials Company, Ltd., Class A	9,400	64,919
China XD Electric Company, Ltd., Class A	23,200	51,080
China Zheshang Bank Company, Ltd., H Shares	214,700	67,914
Chongqing Rural Commercial Bank Company, Ltd., H Shares	60,000	51,963
CITIC Securities Company, Ltd., H Shares	134,750	408,708
CITIC, Ltd.	812,000	1,224,183
CMOC Group, Ltd., H Shares	420,000	862,478
CNGR Advanced Material Company, Ltd., Class A	3,700	26,458
CNPC Capital Company, Ltd., A Shares	48,200	71,168
Contemporary Amperex Technology Company, Ltd., A Shares	20,660	1,201,344
COSCO Shipping Energy Transportation Company, Ltd., H Shares	76,000	173,807
COSCO Shipping Holdings Company, Ltd., H Shares (C)	353,199	671,241
CSC Financial Company, Ltd., H Shares (B)	126,500	167,156
CSPC Pharmaceutical Group, Ltd.	718,000	833,372
Daqin Railway Company, Ltd., Class A	90,200	69,985
Dongfang Electric Corp., Ltd., H Shares (C)	39,000	169,128
East Money Information Company, Ltd., A Shares	57,606	157,520
ENN Energy Holdings, Ltd.	45,100	364,415
ENN Natural Gas Company, Ltd., Class A	18,700	60,040
Eoptolink Technology, Inc., Ltd., Class A	3,100	198,721
Eve Energy Company, Ltd., A Shares	13,100	118,007
Everbright Securities Company, Ltd., H Shares (B)	27,000	26,104
Fiberhome Telecommunication Technologies Company, Ltd., Class A	2,500	18,268
Focus Media Information Technology Company, Ltd., A Shares	67,700	64,190
Foshan Haitian Flavouring & Food Company, Ltd., Class A	23,464	139,258
Founder Securities Company, Ltd., A Shares	28,800	28,307
Foxconn Industrial Internet Company, Ltd., Class A	65,100	484,938
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	90,000	673,261
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	51,200	$475,090
GD Power Development Company, Ltd., Class A	195,000	136,620
GDS Holdings, Ltd., A Shares (A)(C)	103,900	512,066
GF Securities Company, Ltd., H Shares (C)	150,400	276,238
Giant Network Group Company, Ltd., Class A	4,500	20,545
GigaDevice Semiconductor, Inc., Class A	2,500	86,166
GoerTek, Inc., A Shares	34,700	112,315
Goldwind Science & Technology Company, Ltd., H Shares	69,200	126,040
Gotion High-tech Company, Ltd., Class A	7,900	40,825
Gree Electric Appliances, Inc. of Zhuhai, A Shares	55,600	304,391
Guangdong Haid Group Company, Ltd., A Shares	15,500	111,759
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	7,300	32,018
Guangzhou Automobile Group Company, Ltd., H Shares	280,000	108,569
Guangzhou Tinci Materials Technology Company, Ltd., Class A	4,700	31,296
Guosen Securities Company, Ltd., Class A	36,700	59,553
Guotai Haitong Securities Company, Ltd., H Shares (B)	198,456	338,683
H World Group, Ltd.	186,300	929,100
Haidilao International Holding, Ltd. (B)(C)	99,000	180,191
Haier Smart Home Company, Ltd., H Shares	417,400	1,103,100
Hangzhou Chang Chuan Technology Company, Ltd., Class A	1,500	26,284
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	3,200	16,914
Han’s Laser Technology Industry Group Company, Ltd., Class A	2,100	18,628
Hansoh Pharmaceutical Group Company, Ltd. (B)	82,000	371,082
Harbin Electric Company, Ltd., H Shares	50,000	132,650
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	18,400	82,036
Henan Shuanghui Investment & Development Company, Ltd., A Shares	21,400	87,977
Hengli Petrochemical Company, Ltd., A Shares	60,400	189,291
Hengtong Optic-electric Company, Ltd., A Shares	13,200	100,621
Hgtech Company, Ltd., Class A	2,200	32,961
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,800	120,987
Horizon Robotics (A)(C)	533,400	450,385
Hua Hong Semiconductor, Ltd., H Shares (A)(B)(C)	51,000	505,108
Huadian Power International Corp., Ltd., H Shares	74,000	38,037
Huadong Medicine Company, Ltd., Class A	3,400	17,383
Huafon Chemical Company, Ltd., Class A	21,000	31,189
Huaneng Power International, Inc., H Shares	626,000	471,085
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	10

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Huatai Securities Company, Ltd., H Shares (B)(C)	199,400	$376,663
Huaxia Bank Company, Ltd., Class A	93,509	99,083
Huayu Automotive Systems Company, Ltd., Class A	12,600	35,037
Hubei Feilihua Quartz Glass Company, Ltd., Class A	1,400	18,523
Huizhou Desay SV Automotive Company, Ltd., Class A	3,000	45,112
Hunan Gold Corp., Ltd., Class A	5,800	25,943
Hundsun Technologies, Inc., Class A	5,000	18,478
Hygon Information Technology Company, Ltd., Class A	3,670	111,701
Iflytek Company, Ltd., A Shares	13,400	89,635
Industrial & Commercial Bank of China, Ltd., H Shares	5,719,000	5,003,997
Industrial Bank Company, Ltd., A Shares	129,100	351,707
Industrial Securities Company, Ltd., Class A	38,700	32,884
Ingenic Semiconductor Company, Ltd., Class A	1,200	18,118
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	322,900	117,321
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	21,200	92,279
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	7,300	42,501
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	47,700	181,942
Innovent Biologics, Inc. (A)(B)	80,000	866,304
J&T Global Express, Ltd. (A)	305,600	394,074
JCET Group Company, Ltd., Class A	9,700	54,410
JD Health International, Inc. (A)(B)	113,750	682,773
JD Logistics, Inc. (A)(B)	234,200	407,749
JD.com, Inc., Class A	209,200	3,020,515
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	23,100	35,612
Jiangsu Expressway Company, Ltd., H Shares	88,000	113,252
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	84,769
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	26,451	211,433
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,190	67,500
Jiangsu Zhongtian Technology Company, Ltd., Class A	17,300	75,353
Jiangxi Copper Company, Ltd., H Shares	77,000	334,902
Jinduicheng Molybdenum Company, Ltd., A Shares	18,000	48,464
Jinko Solar Company, Ltd., Class A (A)	47,942	45,179
Kanzhun, Ltd.	8,600	57,039
Kingnet Network Company, Ltd., A Shares	4,000	10,249
Kuaishou Technology (B)	297,100	1,709,797
Kuang-Chi Technologies Company, Ltd., Class A (A)	6,600	36,668
Kunlun Tech Company, Ltd., A Shares (A)	4,200	29,791
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Kweichow Moutai Company, Ltd., A Shares	4,992	$1,047,798
Laopu Gold Company, Ltd., H Shares (C)	1,600	127,650
LB Group Company, Ltd., Class A	12,800	32,258
Lenovo Group, Ltd.	1,526,000	1,780,937
Lens Technology Company, Ltd., A Shares	36,200	146,619
Leo Group Company, Ltd., Class A	16,100	18,202
Li Auto, Inc., Class A (A)(C)	109,500	945,531
Lingyi iTech Guangdong Company, A Shares	28,700	53,302
Longfor Group Holdings, Ltd. (B)(C)	211,883	204,040
LONGi Green Energy Technology Company, Ltd., A Shares (A)	44,000	111,717
Luxshare Precision Industry Company, Ltd., A Shares	28,600	203,937
Luzhou Laojiao Company, Ltd., A Shares	13,500	204,566
Meituan, Class B (A)(B)	351,870	3,722,815
Metallurgical Corp. of China, Ltd., H Shares	198,000	41,165
Midea Group Company, Ltd., H Shares	32,900	351,652
Montage Technology Company, Ltd., Class A	3,620	65,649
Muyuan Foods Company, Ltd., A Shares	59,960	362,024
NARI Technology Company, Ltd., A Shares	41,152	154,822
National Silicon Industry Group Company, Ltd., Class A (A)	7,508	18,367
NAURA Technology Group Company, Ltd., Class A	2,995	193,794
NetEase, Inc.	195,900	4,260,217
New China Life Insurance Company, Ltd., H Shares	172,900	1,020,613
Ningbo Deye Technology Company, Ltd., Class A	3,000	57,089
Ningbo Tuopu Group Company, Ltd., Class A	6,525	53,649
Ningxia Baofeng Energy Group Company, Ltd., Class A	52,400	220,426
NIO, Inc., Class A (A)	136,770	765,125
Nongfu Spring Company, Ltd., H Shares (B)	140,800	842,623
OmniVision Integrated Circuits Group, Inc.	6,615	90,930
Orient Securities Company, Ltd., H Shares (B)	105,200	72,457
PetroChina Company, Ltd., H Shares	2,324,000	3,186,526
Pharmaron Beijing Company, Ltd., H Shares (B)	8,400	20,164
PICC Property & Casualty Company, Ltd., H Shares	984,000	1,789,730
Ping An Bank Company, Ltd., A Shares	121,000	194,071
Ping An Insurance Group Company of China, Ltd., H Shares	531,000	4,026,422
Piotech, Inc., Class A	546	29,244
Poly Developments and Holdings Group Company, Ltd., A Shares	128,200	108,006
Pop Mart International Group, Ltd. (B)(C)	69,000	1,263,794
Postal Savings Bank of China Company, Ltd., H Shares (B)	756,000	473,452
Qingdao Port International Company, Ltd., H Shares (B)	56,000	48,642
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	21,200	113,546
11	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
QuantumCTek Company, Ltd., Class A (A)	212	$16,354
Range Intelligent Computing Technology Group Company, Ltd., Class A	5,200	60,820
Remegen Company, Ltd., H Shares (A)(B)(C)	3,000	36,657
RoboTechnik Intelligent Technology Company, Ltd., Class A	400	22,038
Rockchip Electronics Company, Ltd., A Shares	1,900	41,869
Rongsheng Petrochemical Company, Ltd., A Shares	81,850	142,179
SAIC Motor Corp., Ltd., Class A	44,600	94,194
Sanan Optoelectronics Company, Ltd., A Shares	28,900	48,821
Sangfor Technologies, Inc., Class A	1,100	16,197
Sany Heavy Industry Company, Ltd., A Shares	65,000	180,843
Satellite Chemical Company, Ltd., Class A	35,100	140,335
SDIC Power Holdings Company, Ltd., Class A	41,800	85,679
Seres Group Company, Ltd., A Shares	6,500	85,463
SF Holding Company, Ltd., H Shares	51,400	231,032
Shaanxi Coal Industry Company, Ltd., A Shares	100,600	372,652
Shandong Gold Mining Company, Ltd., H Shares (B)	84,970	350,492
Shandong Himile Mechanical Science & Technology Company, Ltd., A Shares	3,500	40,116
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	8,900	46,637
Shandong Nanshan Aluminum Company, Ltd., Class A	50,500	44,811
Shanghai Baosight Software Company, Ltd., Class A	13,064	43,495
Shanghai Electric Group Company, Ltd., H Shares (A)	236,000	111,074
Shanghai Electric Power Company, Ltd., Class A	22,100	58,384
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	32,000	80,896
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	11,000	53,904
Shanghai International Airport Company, Ltd., A Shares	17,000	67,969
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	53,600	78,962
Shanghai Pudong Development Bank Company, Ltd., Class A	181,900	268,050
Shanghai Putailai New Energy Technology Group Company, Ltd.	3,900	18,054
Shanghai Rural Commercial Bank Company, Ltd., A Shares	53,300	70,288
Shanghai Stonehill Technology Company, Ltd., Class A (A)	13,100	17,105
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,600	17,744
Shanjin International Gold Company, Ltd., Class A	15,800	67,882
Shannon Semiconductor Technology Company, Ltd., Class A	1,000	18,186
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	7,145	$147,964
Sharetronic Data Technology Company, Ltd., Class A	1,500	45,450
Shenghe Resources Holding Company, Ltd., Class A	5,000	16,213
Shengyi Electronics Company, Ltd., Class A	2,808	34,006
Shengyi Technology Company, Ltd., Class A	13,400	105,075
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	197,600	68,301
Shenzhen Envicool Technology Company, Ltd., Class A	2,100	25,641
Shenzhen Inovance Technology Company, Ltd., A Shares	15,550	150,814
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,300	18,771
Shenzhen Megmeet Electrical Company, Ltd., Class A	1,200	16,884
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	7,400	176,382
Shenzhen Sunway Communication Company, Ltd., Class A	2,100	19,747
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	38,516
Shenzhou International Group Holdings, Ltd.	127,300	759,559
Sichuan Chuantou Energy Company, Ltd., Class A	16,800	36,211
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	1,800	105,610
Sichuan Road and Bridge Group Company, Ltd., Class A	50,840	74,109
Sinoma Science & Technology Company, Ltd., A Shares	2,900	16,485
Sinomine Resource Group Company, Ltd., Class A	1,800	19,360
Sinopharm Group Company, Ltd., H Shares	116,400	299,901
Sinotruk Hong Kong, Ltd.	47,500	234,949
Smoore International Holdings, Ltd. (B)(C)	84,000	95,140
Spring Airlines Company, Ltd., A Shares	2,800	18,726
Sungrow Power Supply Company, Ltd., A Shares	15,040	328,223
Sunny Optical Technology Group Company, Ltd.	100,000	681,743
SUPCON Technology Company, Ltd., Class A	1,858	17,334
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	3,900	58,318
Suzhou Maxwell Technologies Company, Ltd., Class A	700	23,174
Suzhou TFC Optical Communication Company, Ltd., A Shares	3,800	165,901
TBEA Company, Ltd., Class A	25,000	95,901
TCL Technology Group Corp., A Shares	154,920	95,757
Tencent Holdings, Ltd.	368,200	22,730,134
Tencent Music Entertainment Group, Class A	122,000	578,552
The People’s Insurance Company Group of China, Ltd., H Shares	869,000	598,531
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	12

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Tianqi Lithium Corp., H Shares (A)	17,200	$100,784
Tianshan Aluminum Group Company, Ltd., A Shares	41,200	106,098
Tingyi Cayman Islands Holding Corp.	90,000	149,001
TongFu Microelectronics Company, Ltd., A Shares	8,000	47,862
Tongkun Group Company, Ltd., Class A	9,600	25,083
Tongling Nonferrous Metals Group Company, Ltd., A Shares	68,200	57,358
Tongwei Company, Ltd., A Shares (A)	46,500	111,198
Tsingtao Brewery Company, Ltd., H Shares	50,000	309,176
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,900	18,163
Unisplendour Corp., Ltd., Class A	8,800	31,719
Universal Scientific Industrial Shanghai Company, Ltd., Class A	4,900	23,407
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,272	37,249
Victory Giant Technology Huizhou Company, Ltd., A Shares	4,100	148,968
Vipshop Holdings, Ltd., ADR	21,507	338,090
Wanguo Gold Group, Ltd.	80,000	137,548
Wanhua Chemical Group Company, Ltd., A Shares	35,300	405,979
Wanxiang Qianchao Company, Ltd., Class A	7,500	16,752
Weichai Power Company, Ltd., H Shares	289,000	1,007,051
Wens Foodstuff Group Company, Ltd., Class A	56,700	136,411
Western Mining Company, Ltd., Class A	9,900	35,827
Western Superconducting Technologies Company, Ltd., Class A	1,630	16,731
Wolong Electric Group Company, Ltd., Class A	3,800	20,419
Wuhan Guide Infrared Company, Ltd., Class A (A)	9,500	17,451
Wuliangye Yibin Company, Ltd., A Shares	32,200	481,355
WUS Printed Circuit Kunshan Company, Ltd., A Shares	9,600	105,572
WuXi AppTec Company, Ltd., H Shares (B)	46,880	702,584
WuXi Biologics Cayman, Inc. (A)(B)	383,000	1,613,053
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	3,500	24,167
XCMG Construction Machinery Company, Ltd., Class A	78,800	114,980
Xiamen Tungsten Company, Ltd., A Shares	4,200	33,815
XPeng, Inc., Class A (A)	121,900	1,017,621
Yangtze Optical Fibre & Cable Joint Stock Company, Ltd., H Shares (B)(C)	12,000	280,095
Yankuang Energy Group Company, Ltd., H Shares (C)	548,399	1,019,129
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,300	32,228
YTO Express Group Company, Ltd., Class A	17,300	50,461
Yum China Holdings, Inc.	18,750	921,692
Yunnan Aluminium Company, Ltd., A Shares	30,900	138,661
Yunnan Baiyao Group Company, Ltd., A Shares	10,040	79,731
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Yunnan Chihong Zinc & Germanium Company, Ltd., Class A	21,600	$24,576
Yunnan Copper Company, Ltd., Class A	9,300	24,272
Yunnan Energy New Material Group Company, Ltd., Class A (A)	4,000	39,246
Yunnan Tin Company, Ltd., Class A	6,700	30,609
Yunnan Yuntianhua Company, Ltd., A Shares	18,400	88,934
Zangge Mining Company, Ltd., A Shares	4,200	48,194
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	2,900	63,430
Zhaojin Mining Industry Company, Ltd., H Shares	86,000	348,159
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	16,700	38,582
Zhejiang China Commodities City Group Company, Ltd., Class A	18,800	35,215
Zhejiang Chint Electrics Company, Ltd., Class A	9,200	43,482
Zhejiang Dahua Technology Company, Ltd., Class A	16,900	41,221
Zhejiang Huayou Cobalt Company, Ltd., A Shares	8,900	75,663
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,900	17,258
Zhejiang Juhua Company, Ltd., Class A	15,400	76,128
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	8,400	50,377
Zhejiang NHU Company, Ltd., A Shares	30,700	153,540
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	17,800	109,585
Zhongji Innolight Company, Ltd., Class A	3,760	309,919
Zhongjin Gold Corp., Ltd., Class A	22,900	88,541
Zhongtai Securities Company, Ltd., A Shares	300	264
Zijin Mining Group Company, Ltd., H Shares	556,000	2,436,693
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	158,800	175,202
ZTO Express Cayman, Inc. (C)	67,350	1,619,279
Hong Kong - 1.0%		7,568,026
Alibaba Health Information Technology, Ltd. (A)(C)	284,000	168,802
China Merchants Port Holdings Company, Ltd.	88,000	164,322
China Resources Beer Holdings Company, Ltd.	244,000	797,959
China Resources Land, Ltd.	418,000	1,526,941
China Resources Power Holdings Company, Ltd. (C)	324,000	754,190
China Taiping Insurance Holdings Company, Ltd.	119,000	310,849
Chow Tai Fook Jewellery Group, Ltd. (C)	186,400	258,671
Geely Automobile Holdings, Ltd.	779,000	2,078,605
Kingboard Laminates Holdings, Ltd.	30,500	74,459
Kunlun Energy Company, Ltd.	368,000	336,073
Orient Overseas International, Ltd. (C)	19,000	337,096
Sino Biopharmaceutical, Ltd.	791,000	594,244
Want Want China Holdings, Ltd.	282,000	165,815
13	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India - 16.8%		$126,184,692
360 ONE WAM, Ltd.	11,629	114,636
ABB India, Ltd.	4,782	301,242
Adani Energy Solutions, Ltd. (A)	33,083	325,219
Adani Enterprises, Ltd.	8,538	158,790
Adani Green Energy, Ltd. (A)	18,599	158,206
Adani Ports & Special Economic Zone, Ltd.	51,398	710,965
Adani Power, Ltd. (A)	507,724	804,554
Adani Total Gas, Ltd.	16,468	87,854
Aditya Birla Capital, Ltd. (A)	127,061	396,125
Alkem Laboratories, Ltd.	3,650	203,956
Ambuja Cements, Ltd.	59,131	250,211
APL Apollo Tubes, Ltd.	19,334	396,571
Apollo Hospitals Enterprise, Ltd.	10,334	817,089
Ashok Leyland, Ltd.	286,863	467,153
Asian Paints, Ltd.	44,526	1,017,844
Astral, Ltd.	11,342	191,208
AU Small Finance Bank, Ltd. (B)	37,646	334,056
Aurobindo Pharma, Ltd.	27,053	371,103
Avenue Supermarts, Ltd. (A)(B)	7,902	333,246
Axis Bank, Ltd.	199,375	2,456,013
Bajaj Auto, Ltd.	6,235	575,948
Bajaj Finance, Ltd.	189,025	1,598,314
Bajaj Finserv, Ltd.	26,028	448,670
Bajaj Holdings & Investment, Ltd.	3,941	363,524
Balkrishna Industries, Ltd.	8,830	193,173
Bank of Baroda	108,105	281,635
Bank of India	85,213	122,786
Bank of Maharashtra	213,063	137,678
Berger Paints India, Ltd.	37,956	165,672
Bharat Dynamics, Ltd.	3,209	36,945
Bharat Electronics, Ltd.	319,027	1,350,795
Bharat Forge, Ltd.	26,019	461,902
Bharat Heavy Electricals, Ltd.	118,702	307,553
Bharat Petroleum Corp., Ltd.	360,701	1,069,948
Bharti Airtel, Ltd.	213,752	4,032,157
Biocon, Ltd.	62,158	235,922
Blue Star, Ltd.	5,088	86,500
Bosch, Ltd.	726	220,061
Britannia Industries, Ltd.	12,652	722,914
Canara Bank	192,254	250,633
CG Power & Industrial Solutions, Ltd.	58,151	400,962
Cholamandalam Investment and Finance Company, Ltd.	59,009	840,384
Cipla, Ltd.	82,906	1,068,134
Coal India, Ltd.	338,836	1,607,929
Cochin Shipyard, Ltd. (B)	2,637	33,224
Coforge, Ltd.	22,463	263,994
Colgate-Palmolive India, Ltd.	14,815	280,372
Container Corp. of India, Ltd.	34,010	152,034
Coromandel International, Ltd.	12,178	246,131
Cummins India, Ltd.	13,517	635,015
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Dabur India, Ltd.	51,498	$222,609
Dalmia Bharat, Ltd.	2,287	43,156
Divi’s Laboratories, Ltd.	10,293	646,780
Dixon Technologies India, Ltd.	2,810	285,537
DLF, Ltd.	38,212	202,967
Dr. Reddy’s Laboratories, Ltd.	109,799	1,449,343
Eicher Motors, Ltd.	11,810	822,042
Endurance Technologies, Ltd. (B)	894	20,864
Eternal, Ltd. (A)	263,530	636,815
Federal Bank, Ltd.	181,947	499,330
Fortis Healthcare, Ltd.	28,201	238,455
FSN E-Commerce Ventures, Ltd. (A)	127,325	317,880
GAIL India, Ltd.	399,121	579,859
GE Vernova T&D India, Ltd.	11,210	433,751
GlaxoSmithKline Pharmaceuticals, Ltd.	3,214	76,937
Glenmark Pharmaceuticals, Ltd.	13,774	308,158
GMR Airports, Ltd. (A)	267,233	237,118
Godrej Consumer Products, Ltd.	33,313	349,431
Godrej Properties, Ltd. (A)	6,409	99,329
Grasim Industries, Ltd.	33,502	897,519
Gujarat Fluorochemicals, Ltd.	1,086	34,372
Havells India, Ltd.	33,677	423,942
HCL Technologies, Ltd.	103,227	1,463,916
HDFC Asset Management Company, Ltd. (B)	20,232	471,667
HDFC Bank, Ltd.	747,436	5,792,016
HDFC Life Insurance Company, Ltd. (B)	60,575	378,687
Hero MotoCorp, Ltd.	19,803	1,056,452
Hindalco Industries, Ltd.	196,682	1,841,391
Hindustan Aeronautics, Ltd.	11,627	427,820
Hindustan Copper, Ltd.	24,085	115,031
Hindustan Petroleum Corp., Ltd.	167,697	592,826
Hindustan Unilever, Ltd.	78,919	1,711,529
Hitachi Energy India, Ltd.	739	189,875
Hyundai Motor India, Ltd.	10,430	195,627
ICICI Bank, Ltd.	414,395	5,294,365
ICICI Lombard General Insurance Company, Ltd. (B)	19,900	358,184
ICICI Prudential Life Insurance Company, Ltd. (B)	22,489	121,172
IDFC First Bank, Ltd.	388,480	241,037
Indian Bank	45,436	406,223
Indian Oil Corp., Ltd.	558,300	801,114
Indian Railway Catering & Tourism Corp., Ltd.	26,233	136,975
Indus Towers, Ltd. (A)	236,277	1,035,049
IndusInd Bank, Ltd. (A)	56,191	446,690
Info Edge India, Ltd.	35,371	359,458
Infosys, Ltd.	271,420	3,570,715
InterGlobe Aviation, Ltd. (B)	11,987	499,202
ITC, Ltd.	290,565	883,807
Jindal Stainless, Ltd.	56,907	424,783
Jindal Steel, Ltd.	50,793	594,422
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	14

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Jio Financial Services, Ltd.	280,021	$662,641
JK Cement, Ltd.	1,049	55,907
JSW Energy, Ltd.	40,402	201,054
JSW Steel, Ltd.	110,422	1,298,072
Kalyan Jewellers India, Ltd.	20,755	82,343
KEI Industries, Ltd.	2,494	105,717
Knowledge Realty Trust	45,472	54,433
Kotak Mahindra Bank, Ltd.	361,162	1,344,142
L&T Finance, Ltd.	77,113	196,057
Larsen & Toubro, Ltd.	41,159	1,520,972
Laurus Labs, Ltd. (B)	31,030	324,535
Linde India, Ltd.	1,851	136,607
Lloyds Metals & Energy, Ltd.	9,410	126,097
Lodha Developers, Ltd. (B)	15,121	108,248
LTIMindtree, Ltd. (B)	8,912	378,650
Lupin, Ltd.	22,434	546,843
Mahindra & Mahindra Financial Services, Ltd.	46,424	140,130
Mahindra & Mahindra, Ltd.	77,787	2,430,743
Mankind Pharma, Ltd.	5,012	106,212
Marico, Ltd.	70,252	542,173
Maruti Suzuki India, Ltd.	8,936	1,154,111
Max Financial Services, Ltd. (A)	11,933	185,659
Max Healthcare Institute, Ltd.	40,912	414,086
Motilal Oswal Financial Services, Ltd.	15,069	100,710
Mphasis, Ltd.	10,932	238,237
MRF, Ltd.	314	426,397
Multi Commodity Exchange of India, Ltd.	9,136	230,209
Muthoot Finance, Ltd.	19,561	657,885
National Aluminium Company, Ltd.	119,469	487,392
Nestle India, Ltd.	72,469	901,347
NHPC, Ltd.	253,325	195,852
Nippon Life India Asset Management, Ltd. (B)	15,979	134,606
NMDC, Ltd.	604,143	485,996
NTPC, Ltd.	471,236	1,840,503
Oberoi Realty, Ltd.	11,059	164,727
Oil & Natural Gas Corp., Ltd.	466,973	1,402,661
Oil India, Ltd.	64,062	318,119
One 97 Communications, Ltd. (A)	33,130	332,178
Oracle Financial Services Software, Ltd.	2,036	143,788
Patanjali Foods, Ltd.	13,388	64,506
PB Fintech, Ltd. (A)	17,195	258,173
Persistent Systems, Ltd.	10,575	540,743
Petronet LNG, Ltd.	148,889	389,298
PI Industries, Ltd.	5,823	166,957
Pidilite Industries, Ltd.	32,486	441,829
Polycab India, Ltd.	4,924	354,600
Power Finance Corp., Ltd.	251,839	1,007,635
Power Grid Corp. of India, Ltd.	690,717	2,154,104
Prestige Estates Projects, Ltd.	15,211	180,899
Punjab National Bank	242,012	257,197
Rail Vikas Nigam, Ltd.	26,133	68,881
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
REC, Ltd.	160,377	$516,138
Reliance Industries, Ltd.	506,355	7,197,970
Samvardhana Motherson International, Ltd.	790,951	876,437
SBI Cards & Payment Services, Ltd.	20,599	138,233
SBI Life Insurance Company, Ltd. (B)	25,556	479,602
Schaeffler India, Ltd.	4,070	164,523
Shree Cement, Ltd.	918	222,607
Shriram Finance, Ltd.	133,329	1,221,976
Siemens Energy India, Ltd.	8,022	219,815
Siemens, Ltd. (A)	5,045	155,847
Solar Industries India, Ltd.	2,380	301,939
SRF, Ltd.	11,692	300,779
State Bank of India	168,726	1,744,741
Steel Authority of India, Ltd.	160,845	256,033
Sun Pharmaceutical Industries, Ltd.	57,552	1,069,140
Sundaram Finance, Ltd.	6,582	303,949
Supreme Industries, Ltd.	6,206	244,710
Suzlon Energy, Ltd. (A)	880,096	367,539
Tata Communications, Ltd.	11,924	169,717
Tata Consultancy Services, Ltd.	78,252	1,951,169
Tata Consumer Products, Ltd.	53,221	568,689
Tata Motors Passenger Vehicles, Ltd.	339,825	1,064,094
Tata Motors, Ltd. (A)	166,735	692,614
Tata Steel, Ltd.	843,874	1,704,586
Tech Mahindra, Ltd.	100,929	1,505,389
The Indian Hotels Company, Ltd.	47,651	287,166
The Phoenix Mills, Ltd.	10,641	168,284
The Tata Power Company, Ltd.	175,104	699,318
Titan Company, Ltd.	34,265	1,428,925
Torrent Pharmaceuticals, Ltd.	10,612	472,271
Torrent Power, Ltd.	13,496	185,973
Trent, Ltd.	15,852	551,326
Tube Investments of India, Ltd.	7,998	211,653
TVS Motor Company, Ltd.	23,220	822,564
UltraTech Cement, Ltd.	6,224	708,699
Union Bank of India, Ltd.	150,666	260,496
United Breweries, Ltd.	6,171	99,154
United Spirits, Ltd.	28,032	361,007
UNO Minda, Ltd.	18,322	198,889
UPL, Ltd.	78,858	472,655
Varun Beverages, Ltd.	98,971	400,689
Vedanta, Ltd.	181,481	1,260,052
Vishal Mega Mart, Ltd. (A)	166,531	185,759
Vodafone Idea, Ltd. (A)	1,178,464	106,107
Voltas, Ltd.	12,473	168,325
Wipro, Ltd.	280,276	552,581
Yes Bank, Ltd. (A)	1,853,727	337,721
Zydus Lifesciences, Ltd.	45,628	422,804
Indonesia - 1.2%		8,709,037
Alamtri Resources Indonesia Tbk PT	1,234,100	187,353
15	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Amman Mineral Internasional PT (A)	536,400	$155,291
Aneka Tambang Tbk	1,110,500	228,706
Astra International Tbk PT	2,174,700	799,781
Bank Central Asia Tbk PT	3,861,600	1,465,611
Bank Mandiri Persero Tbk PT	4,553,400	1,264,647
Bank Negara Indonesia Persero Tbk PT	2,119,400	468,913
Bank Rakyat Indonesia Persero Tbk PT	5,594,450	1,096,209
Barito Pacific Tbk PT (A)	2,381,055	191,247
Bumi Resources Minerals Tbk PT (A)	3,848,100	165,295
Bumi Resources Tbk PT (A)	6,274,400	79,748
Charoen Pokphand Indonesia Tbk PT	575,100	138,745
Indofood CBP Sukses Makmur Tbk PT	193,000	83,471
Indofood Sukses Makmur Tbk PT	623,600	233,008
Indosat Tbk PT	1,000,700	123,067
MD Entertainment Tbk PT (A)	135,600	24,496
Merdeka Battery Materials Tbk PT (A)	2,015,700	86,585
Merdeka Copper Gold Tbk PT (A)	606,900	112,134
Sumber Alfaria Trijaya Tbk PT	1,728,200	150,504
Telkom Indonesia Persero Tbk PT	6,249,600	1,125,292
United Tractors Tbk PT	289,500	528,934
Ireland - 1.1%		8,456,008
PDD Holdings, Inc., ADR (A)	82,756	8,456,008
Luxembourg - 0.0%		186,336
Zabka Group SA (A)	31,433	186,336
Malaysia - 1.8%		13,295,189
99 Speed Mart Retail Holdings BHD	93,400	78,660
AMMB Holdings BHD	260,100	423,329
Axiata Group BHD	516,295	281,801
CELCOMDIGI BHD	338,700	247,605
CIMB Group Holdings BHD	969,924	1,808,576
Gamuda BHD	303,163	279,278
Hong Leong Bank BHD	63,500	343,455
Hong Leong Financial Group BHD	39,100	183,091
IHH Healthcare BHD	171,500	380,358
IOI Corp. BHD	265,400	276,609
Kuala Lumpur Kepong BHD	53,476	283,955
Malayan Banking BHD	635,722	1,783,601
Maxis BHD	218,700	194,448
MISC BHD	132,100	275,358
Mr. DIY Group M BHD (B)	213,000	80,487
Nestle Malaysia BHD	5,900	144,433
Petronas Chemicals Group BHD	144,700	216,925
Petronas Dagangan BHD	49,900	269,157
Petronas Gas BHD	68,700	304,730
PPB Group BHD	84,600	250,729
Press Metal Aluminium Holdings BHD	344,900	681,452
Public Bank BHD	1,036,700	1,198,260
QL Resources BHD	136,100	124,369
RHB Bank BHD	184,816	385,243
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
SD Guthrie BHD	305,638	$456,683
Sime Darby BHD	603,600	336,907
Sunway BHD	108,400	128,506
Telekom Malaysia BHD	166,370	291,733
Tenaga Nasional BHD	294,200	1,009,973
Westports Holdings BHD	152,755	223,719
YTL Corp. BHD	346,220	144,508
YTL Power International BHD	279,720	207,251
Mexico - 2.6%		19,812,783
America Movil SAB de CV, Series B	2,026,388	2,559,731
Arca Continental SAB de CV (C)	28,764	329,148
Cemex SAB de CV (C)	2,077,488	2,362,889
Coca-Cola Femsa SAB de CV (C)	49,100	474,984
El Puerto de Liverpool SAB de CV, Series C1 (C)	20,671	123,168
Fibra Uno Administracion SA de CV	152,100	246,847
Fomento Economico Mexicano SAB de CV	140,048	1,541,952
Grupo Aeroportuario del Pacifico SAB de CV, Series B (C)	44,048	1,077,743
Grupo Aeroportuario del Sureste SAB de CV, Series B (C)	20,059	671,987
Grupo Bimbo SAB de CV, Series A (C)	239,900	798,226
Grupo Carso SAB de CV, Series A1 (C)	58,104	433,425
Grupo Financiero Banorte SAB de CV, Series O	227,304	2,500,388
Grupo Financiero Inbursa SAB de CV, Series O	276,740	692,866
Grupo Mexico SAB de CV, Series B	270,108	2,870,183
Industrias Penoles SAB de CV (A)	20,135	891,681
Kimberly-Clark de Mexico SAB de CV, Class A (C)	156,000	366,967
Promotora y Operadora de Infraestructura SAB de CV	14,600	234,997
Wal-Mart de Mexico SAB de CV	504,940	1,635,601
Netherlands - 0.1%		514,683
NEPI Rockcastle NV (A)	64,885	514,683
Philippines - 0.6%		4,126,357
Aboitiz Equity Ventures, Inc.	343,880	168,685
Aboitiz Power Corp.	123,000	97,185
Ayala Corp.	26,130	216,567
Ayala Land, Inc.	609,200	161,852
Bank of the Philippine Islands	236,331	388,633
BDO Unibank, Inc.	283,194	525,832
Globe Telecom, Inc.	4,769	127,566
International Container Terminal Services, Inc.	84,120	952,668
Jollibee Foods Corp.	54,420	159,184
Manila Electric Company	29,860	303,515
Metropolitan Bank & Trust Company	271,712	284,012
PLDT, Inc.	12,740	271,577
SM Investments Corp.	25,255	257,747
SM Prime Holdings, Inc.	627,800	211,334
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	16

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland - 1.6%		$12,228,192
Alior Bank SA	7,810	231,804
Allegro.eu SA (A)(B)	34,156	241,508
Bank Handlowy w Warszawie SA	3,603	106,697
Bank Millennium SA (A)	27,746	121,610
Bank Polska Kasa Opieki SA	30,277	1,766,405
Budimex SA	1,224	217,021
CD Projekt SA	3,642	231,139
Dino Polska SA (A)(B)	48,551	434,713
ING Bank Slaski SA	3,168	345,008
KGHM Polska Miedz SA (A)	14,681	1,054,986
LPP SA	156	933,142
mBank SA (A)	1,309	379,036
ORLEN SA	57,153	2,059,504
PGE Polska Grupa Energetyczna SA (A)	155,776	439,994
Powszechna Kasa Oszczednosci Bank Polski SA	68,909	1,605,514
Powszechny Zaklad Ubezpieczen SA	60,403	1,037,920
Santander Bank Polska SA	3,837	600,038
Tauron Polska Energia SA (A)	153,318	422,153
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
Saudi Arabia - 3.0%		22,703,458
ACWA Power Company (A)	7,350	339,629
Ades Holding Company	29,827	143,627
Al Rajhi Bank	143,733	4,083,019
Alinma Bank	159,998	1,230,491
Almarai Company JSC	49,824	582,869
Arabian Internet & Communications Services Company	2,220	115,715
Bank AlBilad	59,634	430,656
Bank Al-Jazira	61,544	192,540
Banque Saudi Fransi	128,295	677,954
Bupa Arabia for Cooperative Insurance Company	2,773	130,056
Dar Al Arkan Real Estate Development Company (A)	53,320	257,890
Dr Sulaiman Al Habib Medical Services Group Company	8,623	593,771
Elm Company	2,982	425,932
Etihad Etisalat Company	72,484	1,261,314
Jarir Marketing Company	67,036	252,238
Mouwasat Medical Services Company	9,874	191,160
Nahdi Medical Company	4,285	120,011
Riyad Bank	139,206	1,093,587
Riyadh Cables Group Company	3,840	122,693
SABIC Agri-Nutrients Company	21,791	842,002
SAL Saudi Logistics Services	1,874	83,398
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Saudi Arabian Mining Company (A)	71,102	$1,227,791
Saudi Aramco Base Oil Company	4,110	116,972
Saudi Awwal Bank	38,788	385,544
Saudi Basic Industries Corp.	63,644	1,022,686
Saudi Energy Company	125,123	564,497
Saudi Tadawul Group Holding Company	2,589	96,451
Saudi Telecom Company	225,482	2,553,692
The Company for Cooperative Insurance	7,917	270,046
The Saudi Investment Bank	67,919	239,452
The Saudi National Bank	246,334	2,745,213
Yanbu National Petrochemical Company	32,663	310,562
Singapore - 0.4%		2,858,356
Trip.com Group, Ltd. (A)	58,850	2,858,356
South Africa - 4.3%		31,924,548
Absa Group, Ltd.	96,148	1,354,750
Bid Corp., Ltd. (C)	35,903	854,876
Capitec Bank Holdings, Ltd.	9,608	2,313,862
Discovery, Ltd. (C)	60,891	883,262
FirstRand, Ltd. (C)	554,169	2,788,732
Gold Fields, Ltd.	87,029	3,866,543
Harmony Gold Mining Company, Ltd.	58,539	875,477
Impala Platinum Holdings, Ltd. (C)	137,164	1,914,567
Investec, Ltd.	25,493	189,974
Kumba Iron Ore, Ltd.	9,710	181,130
MTN Group, Ltd.	317,101	3,620,703
Naspers, Ltd.	61,363	3,089,964
Nedbank Group, Ltd.	74,375	1,159,064
Northam Platinum Holdings, Ltd.	19,366	384,797
OUTsurance Group, Ltd. (C)	88,426	359,541
Pepkor Holdings, Ltd. (B)	237,393	313,427
Sanlam, Ltd. (C)	177,172	920,974
Sasol, Ltd. (A)	65,600	863,693
Shoprite Holdings, Ltd. (C)	54,322	875,245
Sibanye Stillwater, Ltd. (C)	279,055	832,071
Standard Bank Group, Ltd.	155,528	2,766,204
Valterra Platinum, Ltd.	10,615	868,796
Vodacom Group, Ltd.	76,727	646,896
South Korea - 15.7%		118,317,202
Alteogen, Inc.	2,427	541,129
APR Corp.	399	87,790
Celltrion, Inc. (A)	9,346	1,203,298
DB Insurance Company, Ltd.	6,548	700,266
Doosan Company, Ltd.	368	246,511
Doosan Enerbility Company, Ltd. (A)	27,914	1,673,036
Ecopro BM Company, Ltd.	4,502	564,936
Ecopro Company, Ltd. (A)	7,747	705,583
Hana Financial Group, Inc.	39,191	2,727,621
Hanjin Kal Corp.	1,405	98,886
Hanmi Semiconductor Company, Ltd.	4,506	738,423
17	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Hanwha Aerospace Company, Ltd.	2,596	$2,116,935
Hanwha Ocean Company, Ltd. (A)	7,179	563,390
Hanwha Systems Company, Ltd.	2,921	217,599
HD Hyundai Company, Ltd.	7,191	1,122,090
HD Hyundai Electric Company, Ltd.	2,357	1,280,334
HD Hyundai Heavy Industries Company, Ltd.	2,894	878,602
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	7,394	1,660,651
HMM Company, Ltd.	26,870	343,320
HYBE Company, Ltd. (A)	1,312	256,121
Hyosung Heavy Industries Corp.	472	756,852
Hyundai Autoever Corp.	653	152,842
Hyundai Engineering & Construction Company, Ltd.	12,047	1,117,670
Hyundai Glovis Company, Ltd.	8,706	1,179,444
Hyundai Mobis Company, Ltd.	6,646	1,640,184
Hyundai Motor Company	12,570	3,656,145
Hyundai Rotem Company, Ltd.	6,340	701,616
Industrial Bank of Korea	41,495	578,408
Kakao Corp.	30,916	924,462
KakaoBank Corp.	18,252	285,402
KB Financial Group, Inc.	36,002	3,335,412
Kia Corp.	46,820	4,438,523
KIWOOM Securities Company, Ltd.	763	204,493
Korea Aerospace Industries, Ltd.	5,710	614,003
Korea Electric Power Corp.	53,377	1,451,475
Korea Investment Holdings Company, Ltd.	6,550	865,978
Korea Zinc Company, Ltd.	843	782,650
Krafton, Inc. (A)	2,917	485,643
KT&G Corp.	9,487	986,081
LG Chem, Ltd.	4,875	951,670
LG Corp.	14,663	792,672
LG Electronics, Inc.	22,497	1,551,061
LG Energy Solution, Ltd. (A)	1,901	489,632
LIG Nex1 Company, Ltd.	506	201,852
LS Electric Company, Ltd.	1,595	747,697
Meritz Financial Group, Inc. (A)	8,836	642,660
Mirae Asset Securities Company, Ltd.	18,714	752,641
NAVER Corp.	13,802	1,815,756
NH Investment & Securities Company, Ltd.	9,013	174,181
POSCO Future M Company, Ltd.	2,494	331,361
POSCO Holdings, Inc.	8,170	1,773,594
Posco International Corp.	4,516	210,814
Rainbow Robotics (A)	391	133,001
Sam Chun Dang Pharm Company, Ltd.	697	377,249
Samsung Biologics Company, Ltd. (A)(B)	698	685,399
Samsung C&T Corp.	9,401	1,555,939
Samsung Electro-Mechanics Company, Ltd.	4,825	1,283,705
Samsung Electronics Company, Ltd.	247,350	27,001,547
Samsung Episholdings Company, Ltd. (A)	468	150,943
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	3,232	$929,518
Samsung Heavy Industries Company, Ltd. (A)	73,622	1,175,241
Samsung Life Insurance Company, Ltd.	11,428	1,570,590
Samsung SDI Company, Ltd. (A)	6,404	1,705,894
Samsung SDS Company, Ltd.	4,147	406,401
Shinhan Financial Group Company, Ltd.	46,526	2,664,010
SK Hynix, Inc.	40,887	21,542,656
SK Innovation Company, Ltd. (A)	6,482	460,022
SK Telecom Company, Ltd.	18,987	947,088
SK, Inc.	4,411	866,850
S-Oil Corp. (A)	4,907	337,353
Woori Financial Group, Inc.	105,347	2,204,401
Taiwan - 16.9%		127,186,278
Accton Technology Corp.	43,000	2,030,967
Advantech Company, Ltd.	44,981	448,122
Airtac International Group	12,743	395,802
Alchip Technologies, Ltd.	7,000	544,104
ASE Technology Holding Company, Ltd.	405,000	4,161,480
Asia Vital Components Company, Ltd.	29,000	1,805,130
ASPEED Technology, Inc.	3,000	1,004,066
Asustek Computer, Inc.	89,000	1,528,339
Bizlink Holding, Inc.	11,000	598,686
Caliway Biopharmaceuticals Company, Ltd. (A)	110,000	296,935
Cathay Financial Holding Company, Ltd.	1,003,513	2,206,661
Chang Hwa Commercial Bank, Ltd.	1,089,293	695,076
China Steel Corp.	1,349,000	797,501
Chroma ATE, Inc.	29,000	1,328,902
Chunghwa Telecom Company, Ltd.	363,000	1,510,135
CTBC Financial Holding Company, Ltd.	2,064,000	3,311,955
Delta Electronics, Inc.	86,000	3,712,230
E Ink Holdings, Inc.	72,000	307,413
E.Sun Financial Holding Company, Ltd.	1,687,939	1,676,324
Elite Material Company, Ltd.	24,000	1,951,830
Evergreen Marine Corp. Taiwan, Ltd.	203,000	1,266,766
Far EasTone Telecommunications Company, Ltd.	272,000	781,883
First Financial Holding Company, Ltd.	1,728,178	1,524,386
Formosa Chemicals & Fibre Corp.	465,000	653,793
Formosa Petrochemical Corp.	297,000	511,877
Formosa Plastics Corp.	464,000	666,175
Fortune Electric Company, Ltd.	21,080	518,923
Fubon Financial Holding Company, Ltd.	886,600	2,384,973
Global Unichip Corp.	7,000	474,038
Globalwafers Company, Ltd.	33,000	434,048
Gold Circuit Electronics, Ltd.	22,000	591,805
Hon Hai Precision Industry Company, Ltd.	1,218,800	7,148,108
Hotai Motor Company, Ltd.	31,820	481,231
Hua Nan Financial Holdings Company, Ltd.	1,667,637	1,731,797
Jentech Precision Industrial Company, Ltd.	5,000	593,525
KGI Financial Holding Company, Ltd.	2,797,771	1,684,613
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	18

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
King Slide Works Company, Ltd.	4,000	$397,247
King Yuan Electronics Company, Ltd.	157,000	1,281,733
Largan Precision Company, Ltd.	10,000	674,069
Lite-On Technology Corp.	355,000	1,560,135
MediaTek, Inc.	171,537	7,994,687
Mega Financial Holding Company, Ltd.	1,145,288	1,377,426
MPI Corp.	4,000	449,797
Nan Ya Plastics Corp.	656,000	1,516,372
Nanya Technology Corp.	199,000	1,235,580
Novatek Microelectronics Corp.	82,850	983,471
PharmaEssentia Corp.	26,876	504,398
Phison Electronics Corp.	12,000	563,028
Powerchip Semiconductor Manufacturing Corp. (A)	470,000	780,638
President Chain Store Corp.	133,000	933,954
Quanta Computer, Inc.	257,000	2,238,802
Realtek Semiconductor Corp.	43,000	642,915
SinoPac Financial Holdings Company, Ltd.	1,955,524	1,877,841
Taiwan Cooperative Financial Holding Company, Ltd.	1,170,691	858,702
Taiwan Mobile Company, Ltd.	339,000	1,155,802
Taiwan Semiconductor Manufacturing Company, Ltd.	529,000	29,122,284
TS Financial Holding Company, Ltd.	3,647,922	2,641,520
Unimicron Technology Corp.	176,811	2,458,320
Uni-President Enterprises Corp.	655,000	1,454,645
United Integrated Services Company, Ltd.	5,000	128,402
United Microelectronics Corp.	1,242,000	2,194,964
Vanguard International Semiconductor Corp.	145,643	528,451
Winbond Electronics Corp.	279,000	787,169
Wistron Corp.	424,000	1,624,648
Wiwynn Corp.	18,064	1,864,598
WT Microelectronics Company, Ltd.	29,000	196,841
Yageo Corp.	275,884	2,101,275
Yuanta Financial Holding Company, Ltd.	1,981,619	2,773,771
Zhen Ding Technology Holding, Ltd.	81,000	523,194
Thailand - 1.6%		12,351,832
Advanced Info Service PCL, NVDR	111,900	1,265,576
Airports of Thailand PCL, NVDR	260,700	411,049
Bangkok Bank PCL, NVDR	57,900	292,309
Bangkok Dusit Medical Services PCL, NVDR	466,300	265,811
Bumrungrad Hospital PCL, NVDR	58,900	291,107
Central Pattana PCL, NVDR	155,900	294,262
Central Retail Corp. PCL, NVDR	459,200	260,371
Charoen Pokphand Foods PCL, NVDR	523,900	332,005
CP ALL PCL, NVDR	253,800	350,149
Delta Electronics Thailand PCL, NVDR	344,700	2,707,013
Global Power Synergy PCL, NVDR	90,286	93,078
Gulf Development PCL, NVDR	504,222	905,857
Indorama Ventures PCL, NVDR	268,900	205,874
Kasikornbank PCL, NVDR	62,400	361,383
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Krung Thai Bank PCL, NVDR	359,900	$381,944
Minor International PCL, NVDR	450,329	294,940
PTT Exploration & Production PCL, NVDR	228,700	1,119,923
PTT Global Chemical PCL, NVDR	37,200	41,170
PTT Oil & Retail Business PCL, NVDR	276,200	109,710
PTT PCL, NVDR	849,200	901,213
SCB X PCL, NVDR	88,100	384,670
Thai Beverage PCL (C)	746,500	248,804
The Siam Cement PCL, NVDR	27,600	173,232
TMBThanachart Bank PCL, NVDR	2,458,385	171,446
True Corp. PCL, NVDR	1,119,800	488,936
Turkey - 0.6%		4,485,267
Akbank TAS	340,937	505,887
Aselsan Elektronik Sanayi Ve Ticaret AS	57,644	415,029
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	10,939	47,957
BIM Birlesik Magazalar AS	27,178	417,324
Coca-Cola Icecek AS	57,406	90,923
Destek Finans Faktoring AS (A)	4,178	176,776
Enka Insaat ve Sanayi AS	105,671	222,009
Eregli Demir ve Celik Fabrikalari TAS	272,745	173,041
Ford Otomotiv Sanayi AS	40,984	93,154
KOC Holding AS	133,340	583,962
Tofas Turk Otomobil Fabrikasi AS	3,712	22,845
Turk Hava Yollari AO	56,738	375,341
Turkcell Iletisim Hizmetleri AS	120,930	287,916
Turkiye Is Bankasi AS, Class C	1,095,879	324,477
Turkiye Petrol Rafinerileri AS	73,997	429,625
Yapi ve Kredi Bankasi AS (A)	429,714	319,001
United Kingdom - 0.4%		2,773,010
Anglogold Ashanti PLC	28,901	2,773,010
United States - 0.2%		1,265,080

BeOne Medicines, Ltd., H Shares (A)	57,800	1,265,080

PREFERRED SECURITIES - 1.6%		$12,522,559
(Cost $9,444,234)
Brazil - 1.5%		11,805,314
Axia Energia, Class B	29,060	357,160
Axia Energia, Class C (A)	22,353	242,452
Banco Bradesco SA	471,347	1,730,335
Cia Energetica de Minas Gerais	326,026	787,290
Gerdau SA	207,496	754,972
Itau Unibanco Holding SA	314,403	2,617,842
Localiza Rent a Car SA	2,354	20,416
Petroleo Brasileiro SA	568,100	5,294,847
Chile - 0.1%		709,116
Sociedad Quimica y Minera de Chile SA, B Shares (A)	8,834	709,116
19	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India - 0.0%		$8,129

TVS Motor Company, Ltd., 6.000% (A)	75,592	8,129

SHORT-TERM INVESTMENTS - 0.7%		$5,033,430
(Cost $5,033,332)
Short-term funds - 0.7%		5,033,430
John Hancock Collateral Trust, 3.6657% (E)(F)	236,590	2,366,307

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (E)	2,667,123	2,667,123
Total investments (Multifactor Emerging Markets ETF) (Cost $567,747,114) - 100.3%		$753,785,564
Other assets and liabilities, net - (0.3%)		(2,438,404)
Total net assets - 100.0%		$751,347,160

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Financials	23.6%
Information technology	21.9%
Consumer discretionary	12.1%
Materials	9.3%
Communication services	8.5%
Industrials	7.7%
Energy	5.5%
Consumer staples	4.2%
Utilities	3.1%
Health care	3.0%
Real estate	0.7%
Short-term investments and other	0.4%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	5	Long	Jun 2026	$1,636,225	$1,642,688	$6,463
						$6,463
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR LARGE CAP ETF

As of 3-31-26
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$1,017,604,215
(Cost $731,706,430)
Communication services – 7.8%		79,327,189
Diversified telecommunication services – 0.9%
AST SpaceMobile, Inc. (A)(B)	2,132	176,679
AT&T, Inc.	106,941	3,100,220
Comcast Corp., Class A	64,886	1,862,877
Verizon Communications, Inc.	76,907	3,860,731
Entertainment – 1.2%
Electronic Arts, Inc.	8,546	1,742,273
Live Nation Entertainment, Inc. (A)	5,008	763,770
Netflix, Inc. (A)	44,036	4,234,061
ROBLOX Corp., Class A (A)	7,189	406,610
Roku, Inc. (A)	3,741	353,973
Take-Two Interactive Software, Inc. (A)	5,018	991,055
The Walt Disney Company	21,621	2,083,832
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

Entertainment (continued)
TKO Group Holdings, Inc.	1,275	$257,104
Warner Brothers Discovery, Inc. (A)	61,168	1,679,673
Warner Music Group Corp., Class A	4,360	111,354
Interactive media and services – 5.1%
Alphabet, Inc., Class A	86,180	24,781,921
Alphabet, Inc., Class C	27,525	7,895,822
Meta Platforms, Inc., Class A	32,349	18,507,833
Pinterest, Inc., Class A (A)	14,587	267,526
Reddit, Inc., Class A (A)	1,537	206,957
Snap, Inc., Class A (A)	19,709	90,661
Media – 0.4%
Charter Communications, Inc., Class A (A)	2,011	434,135
EchoStar Corp., Class A (A)(B)	2,956	346,059
Fox Corp., Class A	11,442	668,213
Fox Corp., Class B	4,401	233,693

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	20

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
News Corp., Class A	13,573	$338,375
News Corp., Class B	3,853	109,849
Omnicom Group, Inc.	16,113	1,213,470
Paramount Skydance Corp., Class B	18,199	164,155
The New York Times Company, Class A	3,910	327,384
The Trade Desk, Inc., Class A (A)	9,406	213,422
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,063	1,903,502
Consumer discretionary – 9.9%		100,735,913
Automobile components – 0.1%
Aptiv PLC (A)	8,413	584,199
Autoliv, Inc.	3,682	387,199
BorgWarner, Inc.	3,985	216,226
Automobiles – 1.2%
Ford Motor Company	139,264	1,607,107
General Motors Company	31,507	2,347,272
Rivian Automotive, Inc., Class A (A)(B)	21,058	316,923
Tesla, Inc. (A)	22,100	8,215,675
Broadline retail – 3.0%
Amazon.com, Inc. (A)	133,571	27,818,832
Coupang, Inc. (A)	19,549	369,085
Dillard’s, Inc., Class A (B)	81	46,341
eBay, Inc.	24,685	2,246,829
Distributors – 0.1%
Genuine Parts Company	7,157	756,853
LKQ Corp.	10,042	294,934
Pool Corp.	1,344	271,932
Diversified consumer services – 0.1%
Service Corp. International	7,732	637,967
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	3,896	491,987
Aramark	10,812	438,318
Booking Holdings, Inc.	429	1,806,227
Carnival Corp.	48,708	1,260,563
Cava Group, Inc. (A)	525	42,473
Chipotle Mexican Grill, Inc. (A)	30,483	975,761
Darden Restaurants, Inc.	5,945	1,165,458
Domino’s Pizza, Inc.	1,144	410,456
DoorDash, Inc., Class A (A)	4,465	670,420
DraftKings, Inc., Class A (A)	8,646	186,927
Dutch Bros, Inc., Class A (A)	1,173	59,424
Expedia Group, Inc.	5,122	1,182,619
Flutter Entertainment PLC (A)	1,985	202,371
Hilton Worldwide Holdings, Inc.	4,576	1,391,470
Hyatt Hotels Corp., Class A	1,503	216,116
Las Vegas Sands Corp.	8,841	476,353
Marriott International, Inc., Class A	4,288	1,402,476
McDonald’s Corp.	9,220	2,865,484
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International (A)	5,847	$216,397
Norwegian Cruise Line Holdings, Ltd. (A)	16,558	309,635
Royal Caribbean Cruises, Ltd.	6,930	1,906,997
Starbucks Corp.	15,230	1,364,456
Texas Roadhouse, Inc.	2,554	421,768
Viking Holdings, Ltd. (A)	3,152	231,609
Wynn Resorts, Ltd.	2,931	297,643
Yum! Brands, Inc.	7,612	1,183,514
Household durables – 0.7%
D.R. Horton, Inc.	9,697	1,330,622
Garmin, Ltd.	6,311	1,464,215
Lennar Corp., A Shares	6,498	564,286
Lennar Corp., B Shares	385	32,386
NVR, Inc. (A)	178	1,172,990
PulteGroup, Inc.	10,741	1,263,249
SharkNinja, Inc. (A)	2,142	226,838
Somnigroup International, Inc.	5,912	437,015
Toll Brothers, Inc.	2,708	369,561
TopBuild Corp. (A)	995	349,544
Leisure products – 0.1%
Hasbro, Inc.	6,506	608,962
Specialty retail – 2.1%
AutoZone, Inc. (A)	337	1,138,312
Best Buy Company, Inc.	13,549	869,846
Burlington Stores, Inc. (A)	2,443	794,903
Carvana Company (A)	2,249	707,041
Chewy, Inc., Class A (A)	3,326	89,802
Dick’s Sporting Goods, Inc.	3,211	636,709
Five Below, Inc. (A)	532	121,551
GameStop Corp., Class A (A)	7,903	182,085
Lowe’s Companies, Inc.	7,604	1,796,673
O’Reilly Automotive, Inc. (A)	16,931	1,562,901
Penske Automotive Group, Inc.	660	98,683
Ross Stores, Inc.	9,935	2,152,219
The Gap, Inc.	7,689	186,074
The Home Depot, Inc.	11,908	3,916,422
The TJX Companies, Inc.	18,986	3,032,064
Tractor Supply Company	28,442	1,288,423
Ulta Beauty, Inc. (A)	2,551	1,333,433
Wayfair, Inc., Class A (A)	1,126	84,686
Williams-Sonoma, Inc.	7,213	1,315,146
Textiles, apparel and luxury goods – 0.4%
Amer Sports, Inc. (A)	3,463	114,002
Deckers Outdoor Corp. (A)	6,762	676,809
Levi Strauss & Company, Class A	1,063	19,655
Lululemon Athletica, Inc. (A)	3,362	514,722
NIKE, Inc., Class B	18,303	966,764
Ralph Lauren Corp.	1,566	538,688
Tapestry, Inc.	10,519	1,484,336
21	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 5.5%		$56,264,800
Beverages – 1.0%
Brown-Forman Corp., Class A (B)	2,101	56,286
Brown-Forman Corp., Class B (B)	7,985	211,123
Celsius Holdings, Inc. (A)	2,100	74,508
Coca-Cola Consolidated, Inc.	1,992	381,946
Constellation Brands, Inc., Class A	4,656	698,400
Keurig Dr. Pepper, Inc.	19,119	503,403
Molson Coors Beverage Company, Class B	6,885	296,468
Monster Beverage Corp. (A)	14,718	1,066,466
PepsiCo, Inc.	18,933	2,940,106
Primo Brands Corp.	3,274	61,649
The Coca-Cola Company	50,776	3,861,515
Consumer staples distribution and retail – 2.4%
Albertsons Companies, Inc., Class A	15,258	259,996
BJ’s Wholesale Club Holdings, Inc. (A)	5,525	543,771
Casey’s General Stores, Inc.	1,226	892,356
Costco Wholesale Corp.	4,946	4,928,343
Dollar General Corp.	7,799	925,975
Dollar Tree, Inc. (A)	9,025	988,328
Maplebear, Inc. (A)	3,721	139,389
Performance Food Group Company (A)	5,046	432,240
Sysco Corp.	16,593	1,183,579
Target Corp.	17,104	2,073,005
The Kroger Company	40,585	2,936,731
U.S. Foods Holding Corp. (A)	8,741	806,008
Walmart, Inc.	68,609	8,526,727
Food products – 0.8%
Archer-Daniels-Midland Company	15,516	1,127,858
Bunge Global SA	6,013	764,854
Conagra Brands, Inc.	18,205	286,183
General Mills, Inc.	18,838	701,150
Hormel Foods Corp.	9,702	219,750
McCormick & Company, Inc.	9,693	488,915
Mondelez International, Inc., Class A	22,671	1,306,756
Pilgrim’s Pride Corp.	1,245	47,011
The Campbell’s Company (B)	8,960	199,539
The Hershey Company	5,446	1,132,169
The J.M. Smucker Company	3,876	373,801
The Kraft Heinz Company	19,046	428,345
Tyson Foods, Inc., Class A	10,088	646,338
Household products – 0.8%
Church & Dwight Company, Inc.	8,619	804,325
Colgate-Palmolive Company	13,843	1,179,839
Kimberly-Clark Corp.	9,077	875,658
The Clorox Company	4,898	507,580
The Procter & Gamble Company	35,106	5,070,711
Personal care products – 0.1%
Kenvue, Inc.	42,896	739,527
The Estee Lauder Companies, Inc., Class A	5,630	404,065
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Tobacco – 0.4%
Altria Group, Inc.	22,982	$1,516,582
Philip Morris International, Inc.	16,061	2,655,526
Energy – 4.8%		49,052,786
Energy equipment and services – 0.4%
Baker Hughes Company	22,506	1,373,991
Halliburton Company	27,467	1,070,938
SLB, Ltd.	18,880	970,243
TechnipFMC PLC	11,272	779,233
Oil, gas and consumable fuels – 4.4%
Antero Midstream Corp.	6,004	136,891
Antero Resources Corp. (A)	8,815	374,109
APA Corp.	15,122	641,778
Cheniere Energy, Inc.	7,092	2,012,426
Chevron Corp.	23,098	4,778,976
ConocoPhillips	25,098	3,312,936
Coterra Energy, Inc.	36,114	1,269,046
Devon Energy Corp.	26,824	1,349,784
Diamondback Energy, Inc.	7,886	1,559,772
DT Midstream, Inc.	1,362	183,421
EOG Resources, Inc.	14,640	2,116,505
EQT Corp.	18,877	1,201,332
Expand Energy Corp.	8,183	898,330
Exxon Mobil Corp.	53,399	9,059,674
HF Sinclair Corp.	2,715	169,389
Kinder Morgan, Inc.	33,831	1,134,353
Marathon Petroleum Corp.	7,797	1,903,871
Occidental Petroleum Corp.	31,605	2,054,325
ONEOK, Inc.	16,477	1,489,356
Ovintiv, Inc.	12,126	719,799
Permian Resources Corp., Class A	23,330	497,396
Phillips 66	9,076	1,653,466
Range Resources Corp.	6,705	302,932
Targa Resources Corp.	7,097	1,779,431
Texas Pacific Land Corp.	1,836	871,292
The Williams Companies, Inc.	24,560	1,787,477
Valero Energy Corp.	6,224	1,537,826
Venture Global, Inc., Class A	1,207	19,022
Viper Energy, Inc., Class A	925	43,466
Financials – 14.5%		147,792,130
Banks – 4.0%
Bank of America Corp.	94,870	4,624,913
Citigroup, Inc.	30,767	3,489,285
Citizens Financial Group, Inc.	18,715	1,122,339
Cullen/Frost Bankers, Inc.	427	58,533
East West Bancorp, Inc.	5,939	634,048
Fifth Third Bancorp	37,465	1,740,624
First Citizens BancShares, Inc., Class A	462	870,713
First Horizon Corp.	18,817	428,275
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	22

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc.	63,925	$1,000,426
JPMorgan Chase & Co.	40,077	11,789,050
KeyCorp	42,848	859,102
M&T Bank Corp.	6,496	1,342,853
Old National Bancorp	5,909	130,589
Pinnacle Financial Partners, Inc.	1,922	165,561
Popular, Inc.	1,480	198,572
Regions Financial Corp.	50,012	1,306,313
SouthState Bank Corp.	1,002	92,705
The PNC Financial Services Group, Inc.	8,187	1,703,633
Truist Financial Corp.	32,372	1,488,141
U.S. Bancorp	31,656	1,646,429
UMB Financial Corp.	690	77,825
Webster Financial Corp.	6,111	424,226
Wells Fargo & Company	59,900	4,768,639
Western Alliance Bancorp	2,457	174,078
Wintrust Financial Corp.	1,658	230,363
Zions Bancorp NA	1,766	101,757
Capital markets – 3.7%
Ameriprise Financial, Inc.	2,744	1,219,434
Ares Management Corp., Class A	3,735	407,489
BlackRock, Inc.	1,559	1,499,306
Cboe Global Markets, Inc.	3,059	859,793
CME Group, Inc.	5,254	1,551,769
Coinbase Global, Inc., Class A (A)	2,822	492,749
Evercore, Inc., Class A	776	231,644
FactSet Research Systems, Inc.	1,426	309,428
Franklin Resources, Inc.	11,799	278,692
Houlihan Lokey, Inc.	1,575	226,202
Interactive Brokers Group, Inc., Class A	10,125	679,084
Intercontinental Exchange, Inc.	10,152	1,596,707
Invesco, Ltd.	7,684	186,644
Jefferies Financial Group, Inc.	5,082	209,734
KKR & Company, Inc.	7,987	738,798
LPL Financial Holdings, Inc.	3,065	922,044
Moody’s Corp.	3,475	1,515,969
Morgan Stanley	21,222	3,492,505
MSCI, Inc.	1,906	1,027,353
Nasdaq, Inc.	15,218	1,291,856
Northern Trust Corp.	8,722	1,217,330
Raymond James Financial, Inc.	7,914	1,145,868
Robinhood Markets, Inc., Class A (A)	14,948	1,035,896
S&P Global, Inc.	4,366	1,857,034
SEI Investments Company	5,796	454,812
State Street Corp.	12,814	1,621,740
Stifel Financial Corp.	4,453	329,166
T. Rowe Price Group, Inc.	8,662	780,793
The Bank of New York Mellon Corp.	19,394	2,300,710
The Blackstone Group, Inc.	7,403	851,271
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
The Carlyle Group, Inc.	7,043	$340,811
The Charles Schwab Corp.	21,015	1,974,990
The Goldman Sachs Group, Inc.	4,990	4,221,490
TPG, Inc.	408	16,528
Tradeweb Markets, Inc., Class A	2,830	332,978
Consumer finance – 0.7%
Ally Financial, Inc.	17,050	668,872
American Express Company	8,764	2,650,935
Capital One Financial Corp.	10,635	1,940,143
SoFi Technologies, Inc. (A)	20,909	332,035
Synchrony Financial	24,459	1,663,701
Financial services – 2.8%
Affirm Holdings, Inc. (A)	4,591	210,360
Apollo Global Management, Inc.	9,321	1,038,546
Berkshire Hathaway, Inc., Class B (A)	20,750	9,943,400
Block, Inc. (A)	12,664	762,120
Corebridge Financial, Inc.	10,566	252,105
Corpay, Inc. (A)	3,119	907,598
Equitable Holdings, Inc.	11,332	420,531
Fidelity National Information Services, Inc.	14,713	690,187
Fiserv, Inc. (A)	10,327	576,247
Global Payments, Inc.	8,150	548,495
Jack Henry & Associates, Inc.	2,861	452,152
Mastercard, Inc., Class A	11,022	5,507,253
PayPal Holdings, Inc.	15,618	706,402
Rocket Companies, Inc., Class A (A)	9,910	141,218
Toast, Inc., Class A (A)	7,655	202,934
Visa, Inc., Class A	21,343	6,450,708
Insurance – 3.3%
Aflac, Inc.	14,737	1,616,796
American Financial Group, Inc.	3,141	401,137
American International Group, Inc.	24,810	1,866,953
Aon PLC, Class A	3,931	1,268,848
Arch Capital Group, Ltd. (A)	14,901	1,430,347
Arthur J. Gallagher & Company	5,333	1,155,021
Assurant, Inc.	1,995	434,531
Brown & Brown, Inc.	8,714	568,240
Chubb, Ltd.	5,971	1,946,128
Cincinnati Financial Corp.	6,206	976,514
CNA Financial Corp.	1,155	53,038
Erie Indemnity Company, Class A	857	215,373
Everest Group, Ltd.	1,682	549,762
Fidelity National Financial, Inc.	12,598	584,295
Globe Life, Inc.	4,458	620,420
Kinsale Capital Group, Inc.	621	212,171
Loews Corp.	10,623	1,133,899
Markel Group, Inc. (A)	571	1,092,934
Marsh & McLennan Companies, Inc.	8,159	1,415,179
MetLife, Inc.	18,786	1,328,546
23	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Old Republic International Corp.	9,373	$373,983
Primerica, Inc.	1,134	284,044
Principal Financial Group, Inc.	10,551	950,751
Prudential Financial, Inc.	16,095	1,572,321
Reinsurance Group of America, Inc.	2,762	563,890
RenaissanceRe Holdings, Ltd.	1,921	570,979
The Allstate Corp.	9,928	2,058,472
The Hartford Insurance Group, Inc.	18,670	2,524,744
The Progressive Corp.	7,284	1,443,980
The Travelers Companies, Inc.	7,494	2,185,850
Unum Group	6,521	476,229
W.R. Berkley Corp.	13,598	901,275
Willis Towers Watson PLC	4,341	1,261,929
Health care – 9.8%		100,057,988
Biotechnology – 2.0%
AbbVie, Inc.	20,606	4,481,599
Alnylam Pharmaceuticals, Inc. (A)	2,646	875,482
Amgen, Inc.	8,958	3,151,872
Arrowhead Pharmaceuticals, Inc. (A)	1,479	92,733
Biogen, Inc. (A)	4,887	895,934
BioMarin Pharmaceutical, Inc. (A)	5,927	334,816
BridgeBio Pharma, Inc. (A)	1,624	120,598
Exelixis, Inc. (A)	6,831	292,982
Gilead Sciences, Inc.	22,594	3,148,926
Halozyme Therapeutics, Inc. (A)	1,184	76,522
ImmunityBio, Inc. (A)	1,842	14,128
Incyte Corp. (A)	5,932	558,320
Insmed, Inc. (A)	2,801	458,020
Ionis Pharmaceuticals, Inc. (A)	1,829	137,340
Madrigal Pharmaceuticals, Inc. (A)	209	109,405
Moderna, Inc. (A)(B)	7,576	384,861
Natera, Inc. (A)	2,312	462,377
Neurocrine Biosciences, Inc. (A)	3,115	410,370
Praxis Precision Medicines, Inc. (A)	227	73,137
Regeneron Pharmaceuticals, Inc.	1,693	1,308,080
REVOLUTION Medicines, Inc. (A)	1,322	128,565
Roivant Sciences, Ltd. (A)	9,035	250,270
Summit Therapeutics, Inc. (A)(B)	1,431	27,132
United Therapeutics Corp. (A)	1,647	976,638
Vaxcyte, Inc. (A)	1,293	75,136
Vertex Pharmaceuticals, Inc. (A)	3,042	1,358,375
Walgreens Boots Alliance, Inc. (A)(C)	19,824	10,507
Health care equipment and supplies – 1.9%
Abbott Laboratories	23,928	2,456,688
ABIOMED, Inc. (A)(C)	1,170	18,158
Align Technology, Inc. (A)	1,605	275,145
Baxter International, Inc.	15,001	252,017
Becton, Dickinson and Company	8,165	1,283,783
Boston Scientific Corp. (A)	20,813	1,306,016
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
DexCom, Inc. (A)	12,182	$765,030
Edwards Lifesciences Corp. (A)	14,292	1,144,503
GE HealthCare Technologies, Inc.	16,041	1,141,798
Globus Medical, Inc., Class A (A)	2,024	174,388
IDEXX Laboratories, Inc. (A)	2,319	1,303,023
Insulet Corp. (A)	1,986	416,742
Intuitive Surgical, Inc. (A)	3,951	1,821,371
Masimo Corp. (A)	477	84,844
Medline, Inc., Class A (A)	401	17,845
Medtronic PLC	16,511	1,430,678
Penumbra, Inc. (A)	650	213,441
ResMed, Inc.	5,657	1,269,883
Solventum Corp. (A)	4,971	324,606
STERIS PLC	3,599	795,847
Stryker Corp.	4,437	1,457,954
The Cooper Companies, Inc. (A)	6,974	498,641
Zimmer Biomet Holdings, Inc.	7,186	649,758
Health care providers and services – 2.0%
Cardinal Health, Inc.	9,554	2,018,856
Cencora, Inc.	4,850	1,523,579
Centene Corp. (A)	16,708	547,020
CVS Health Corp.	23,130	1,661,197
DaVita, Inc. (A)	1,347	207,020
Elevance Health, Inc.	4,333	1,268,486
Encompass Health Corp.	3,706	358,481
Guardant Health, Inc. (A)	703	64,936
HCA Healthcare, Inc.	2,554	1,208,655
Henry Schein, Inc. (A)	4,548	335,188
Humana, Inc.	3,815	661,483
Labcorp Holdings, Inc.	4,366	1,164,892
McKesson Corp.	1,630	1,410,537
Quest Diagnostics, Inc.	6,940	1,360,101
Tenet Healthcare Corp. (A)	3,559	671,619
The Cigna Corp.	5,554	1,481,530
The Ensign Group, Inc.	1,139	229,509
UnitedHealth Group, Inc.	11,927	3,227,327
Universal Health Services, Inc., Class B	3,634	650,377
Health care technology – 0.0%
Veeva Systems, Inc., Class A (A)	3,143	552,099
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	10,436	1,189,495
Bio-Techne Corp.	4,376	228,690
Charles River Laboratories International, Inc. (A)	1,795	309,638
Danaher Corp.	8,493	1,610,273
ICON PLC (A)	599	66,285
Illumina, Inc. (A)	2,740	337,732
IQVIA Holdings, Inc. (A)	6,965	1,187,811
Medpace Holdings, Inc. (A)	650	312,124
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	24

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (A)	825	$1,040,490
Revvity, Inc. (B)	4,587	401,867
Tempus AI, Inc., Class A (A)(B)	1,274	57,610
Thermo Fisher Scientific, Inc.	5,452	2,679,822
Waters Corp. (A)	3,178	946,408
West Pharmaceutical Services, Inc.	2,363	592,262
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Company	38,838	2,355,525
Elanco Animal Health, Inc. (A)(B)	8,637	206,683
Eli Lilly & Company	10,522	9,677,820
Jazz Pharmaceuticals PLC (A)	553	104,545
Johnson & Johnson	33,075	8,084,853
Merck & Company, Inc.	34,603	4,162,395
Pfizer, Inc.	90,073	2,529,250
Royalty Pharma PLC, Class A	10,803	518,220
Viatris, Inc.	47,313	639,199
Zoetis, Inc.	7,612	899,815
Industrials – 12.9%		131,040,349
Aerospace and defense – 2.5%
AeroVironment, Inc. (A)	560	102,508
ATI, Inc. (A)	3,196	464,890
Axon Enterprise, Inc. (A)	1,087	461,638
BWX Technologies, Inc.	2,347	479,938
Carpenter Technology Corp.	959	377,990
Curtiss-Wright Corp.	1,028	700,191
FTAI Aviation, Ltd.	2,416	591,920
General Dynamics Corp.	4,857	1,667,020
General Electric Company	12,339	3,501,438
HEICO Corp.	1,200	329,040
HEICO Corp., Class A	2,136	450,888
Howmet Aerospace, Inc.	8,150	1,878,249
Huntington Ingalls Industries, Inc.	690	262,131
Karman Holdings, Inc. (A)(B)	763	61,078
Kratos Defense & Security Solutions, Inc. (A)	2,408	169,788
L3Harris Technologies, Inc.	4,871	1,681,226
Leonardo DRS, Inc.	1,054	46,924
Lockheed Martin Corp.	3,527	2,131,684
Moog, Inc., Class A	311	91,011
Northrop Grumman Corp.	2,578	1,758,815
Rocket Lab Corp. (A)	5,996	385,063
RTX Corp.	21,961	4,236,277
StandardAero, Inc. (A)	1,794	46,339
Textron, Inc.	9,029	790,579
The Boeing Company (A)	6,711	1,335,690
TransDigm Group, Inc.	1,096	1,270,220
Woodward, Inc.	1,583	566,587
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	5,635	935,804
Expeditors International of Washington, Inc.	6,920	991,152
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics (continued)
FedEx Corp.	5,364	$1,910,550
United Parcel Service, Inc., Class B	12,999	1,278,842
Building products – 0.9%
A.O. Smith Corp.	5,023	331,217
Advanced Drainage Systems, Inc.	2,678	367,234
Allegion PLC	4,692	681,701
Builders FirstSource, Inc. (A)	6,517	536,545
Carlisle Companies, Inc.	2,526	842,724
Carrier Global Corp.	23,432	1,319,456
Johnson Controls International PLC	12,425	1,627,054
Lennox International, Inc.	1,275	591,766
Masco Corp.	8,249	497,992
Modine Manufacturing Company (A)	430	93,185
Owens Corning	4,992	540,234
Trane Technologies PLC	5,289	2,204,138
Commercial services and supplies – 0.8%
Cintas Corp.	7,952	1,345,001
Clean Harbors, Inc. (A)	1,816	520,702
Copart, Inc. (A)	18,210	604,572
Republic Services, Inc.	5,770	1,263,745
Rollins, Inc.	9,987	533,406
Tetra Tech, Inc.	7,822	235,599
Veralto Corp.	7,704	681,188
Waste Management, Inc.	10,584	2,432,097
Construction and engineering – 0.6%
AECOM	5,162	437,841
API Group Corp. (A)	9,559	387,331
Comfort Systems USA, Inc.	943	1,300,388
Dycom Industries, Inc. (A)	385	130,446
EMCOR Group, Inc.	1,605	1,184,988
IES Holdings, Inc. (A)(B)	89	42,406
MasTec, Inc. (A)	1,486	478,106
Quanta Services, Inc.	3,625	1,990,198
Sterling Infrastructure, Inc. (A)	295	120,145
Valmont Industries, Inc.	182	72,722
Electrical equipment – 1.5%
Acuity, Inc.	838	234,824
AMETEK, Inc.	8,592	1,841,781
Bloom Energy Corp., Class A (A)	2,402	325,447
Eaton Corp. PLC	6,385	2,283,723
Emerson Electric Company	12,858	1,684,655
GE Vernova, Inc.	2,607	2,275,650
Generac Holdings, Inc. (A)	1,475	288,112
Hubbell, Inc.	2,047	1,004,545
Nextpower, Inc., Class A (A)	2,746	331,030
nVent Electric PLC	4,407	521,260
Regal Rexnord Corp.	1,960	367,030
Rockwell Automation, Inc.	4,689	1,682,788
Vertiv Holdings Company, Class A	10,716	2,685,215
25	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
Vicor Corp. (A)	127	$20,447
Ground transportation – 1.1%
CSX Corp.	47,229	1,938,750
J.B. Hunt Transport Services, Inc.	4,592	973,045
Knight-Swift Transportation Holdings, Inc.	1,637	94,258
Norfolk Southern Corp.	6,264	1,797,768
Old Dominion Freight Line, Inc.	5,138	1,003,965
Saia, Inc. (A)	298	104,681
Uber Technologies, Inc. (A)	20,767	1,493,770
U-Haul Holding Company (A)(B)	394	18,825
U-Haul Holding Company, Series N	3,834	171,265
Union Pacific Corp.	10,187	2,471,570
XPO, Inc. (A)	3,571	694,738
Industrial conglomerates – 0.4%
3M Company	9,591	1,392,901
Honeywell International, Inc.	10,025	2,265,951
Machinery – 2.9%
AGCO Corp.	612	70,912
Allison Transmission Holdings, Inc.	1,253	146,676
Caterpillar, Inc.	7,851	5,562,119
CNH Industrial NV	24,108	265,188
Crane Company	1,166	199,386
Cummins, Inc.	4,484	2,412,482
Deere & Company	4,872	2,744,398
Donaldson Company, Inc.	4,019	341,093
Dover Corp.	6,356	1,324,908
Flowserve Corp.	1,172	86,154
Fortive Corp.	11,668	645,007
Graco, Inc.	5,738	485,722
IDEX Corp.	2,733	518,040
Illinois Tool Works, Inc.	6,529	1,699,433
Ingersoll Rand, Inc.	12,926	1,035,631
ITT, Inc.	2,455	467,751
Lincoln Electric Holdings, Inc.	2,182	543,493
Mueller Industries, Inc.	2,998	332,178
Nordson Corp.	1,824	485,293
Oshkosh Corp.	1,327	195,348
Otis Worldwide Corp.	10,910	840,943
PACCAR, Inc.	13,501	1,559,366
Parker-Hannifin Corp.	2,393	2,142,309
Pentair PLC	6,134	534,333
RBC Bearings, Inc. (A)	611	331,846
Snap-on, Inc.	2,251	817,608
SPX Technologies, Inc. (A)	767	153,354
Stanley Black & Decker, Inc.	6,401	454,855
Symbotic, Inc. (A)	804	42,773
The Toro Company	1,110	103,718
Wabtec Corp.	5,996	1,498,460
Watts Water Technologies, Inc., Class A	503	146,016
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	8,030	$959,585
Passenger airlines – 0.1%
American Airlines Group, Inc. (A)	1,577	16,937
Delta Air Lines, Inc.	8,100	538,488
Southwest Airlines Company	6,747	253,485
United Airlines Holdings, Inc. (A)	4,492	413,578
Professional services – 0.8%
Automatic Data Processing, Inc.	6,468	1,314,168
Booz Allen Hamilton Holding Corp.	5,503	429,399
Broadridge Financial Solutions, Inc.	4,292	697,364
CACI International, Inc., Class A (A)	725	394,306
Equifax, Inc.	4,547	818,778
Jacobs Solutions, Inc.	3,526	448,789
Leidos Holdings, Inc.	5,911	919,279
Paychex, Inc.	8,840	814,341
SS&C Technologies Holdings, Inc.	8,224	555,696
TransUnion	6,703	463,781
UL Solutions, Inc., Class A	1,745	149,564
Verisk Analytics, Inc.	5,406	1,025,789
Trading companies and distributors – 0.8%
Applied Industrial Technologies, Inc.	832	220,746
Core & Main, Inc., Class A (A)	5,993	296,054
Fastenal Company	35,808	1,661,491
Ferguson Enterprises, Inc.	6,941	1,619,058
United Rentals, Inc.	2,567	1,870,214
W.W. Grainger, Inc.	1,612	1,758,386
Watsco, Inc. (B)	1,108	403,079
WESCO International, Inc.	1,804	493,610
Information technology – 24.5%		250,050,786
Communications equipment – 1.0%
Arista Networks, Inc. (A)	13,580	1,667,352
Ciena Corp. (A)	3,482	1,351,817
Cisco Systems, Inc.	55,041	4,270,631
F5, Inc. (A)	2,462	712,330
Lumentum Holdings, Inc. (A)	898	631,078
Motorola Solutions, Inc.	3,625	1,573,141
Ubiquiti, Inc.	176	139,091
Electronic equipment, instruments and components – 1.5%
Advanced Energy Industries, Inc.	351	113,271
Amphenol Corp., Class A	22,817	2,882,928
CDW Corp.	5,184	627,368
Cognex Corp.	1,711	83,822
Coherent Corp. (A)	4,019	957,366
Corning, Inc.	12,213	1,660,602
Fabrinet (A)	492	256,588
Flex, Ltd. (A)	19,058	1,247,537
Jabil, Inc.	5,752	1,527,904
Keysight Technologies, Inc. (A)	7,245	2,045,771
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	26

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
TD SYNNEX Corp.	2,017	$340,288
TE Connectivity PLC	7,669	1,602,974
Teledyne Technologies, Inc. (A)	1,559	943,211
TTM Technologies, Inc. (A)	1,056	102,876
Zebra Technologies Corp., Class A (A)	1,954	408,542
IT services – 1.2%
Accenture PLC, Class A	9,129	1,810,189
Akamai Technologies, Inc. (A)	6,579	755,598
Cloudflare, Inc., Class A (A)	4,255	877,977
Cognizant Technology Solutions Corp., Class A	18,084	1,109,453
CoreWeave, Inc., Class A (A)(B)	1,930	149,517
Gartner, Inc. (A)	3,192	505,421
GoDaddy, Inc., Class A (A)	4,420	365,401
IBM Corp.	16,215	3,930,354
MongoDB, Inc. (A)	1,938	474,364
Okta, Inc. (A)	4,378	344,592
Snowflake, Inc. (A)	5,091	767,825
Twilio, Inc., Class A (A)	4,761	599,029
VeriSign, Inc.	3,257	808,909
Semiconductors and semiconductor equipment – 10.1%
Advanced Micro Devices, Inc. (A)	20,784	4,228,089
Amkor Technology, Inc.	1,151	51,830
Analog Devices, Inc.	8,493	2,701,963
Applied Materials, Inc.	11,742	4,013,298
Astera Labs, Inc. (A)	2,354	257,998
Broadcom, Inc.	53,854	16,668,352
Credo Technology Group Holding, Ltd. (A)	2,667	250,351
Entegris, Inc.	5,047	591,710
First Solar, Inc. (A)	3,372	665,161
GlobalFoundries, Inc. (A)	2,178	96,877
Intel Corp. (A)	67,521	2,979,702
KLA Corp.	2,327	3,426,298
Lam Research Corp.	20,358	4,349,690
Lattice Semiconductor Corp. (A)	1,913	177,450
MACOM Technology Solutions Holdings, Inc. (A)	1,297	288,025
Marvell Technology, Inc.	22,564	2,234,964
Microchip Technology, Inc.	22,322	1,442,224
Micron Technology, Inc.	16,278	5,499,360
MKS, Inc.	720	165,463
Monolithic Power Systems, Inc.	1,371	1,498,983
NVIDIA Corp.	233,626	40,744,374
NXP Semiconductors NV	7,232	1,423,692
ON Semiconductor Corp. (A)	14,693	909,791
Onto Innovation, Inc. (A)	516	105,816
Qnity Electronics, Inc.	7,326	845,274
Qualcomm, Inc.	18,962	2,441,926
Rambus, Inc. (A)	990	85,170
SiTime Corp. (A)	197	68,034
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Skyworks Solutions, Inc.	7,301	$390,969
Teradyne, Inc.	6,353	1,883,410
Texas Instruments, Inc.	14,861	2,885,115
Software – 5.8%
Adobe, Inc. (A)	4,975	1,209,323
AppLovin Corp., Class A (A)	3,848	1,531,504
Atlassian Corp., Class A (A)	2,532	172,809
Aurora Innovation, Inc. (A)(B)	23,269	95,868
Autodesk, Inc. (A)	3,830	916,902
Bentley Systems, Inc., Class B	4,398	154,458
Cadence Design Systems, Inc. (A)	5,579	1,550,237
Circle Internet Group, Inc. (A)	2,645	252,359
Crowdstrike Holdings, Inc., Class A (A)	3,110	1,214,175
Datadog, Inc., Class A (A)	7,653	903,437
DocuSign, Inc. (A)	5,206	246,816
Dynatrace, Inc. (A)	8,477	313,479
Fair Isaac Corp. (A)	839	895,666
Figma, Inc., Class A (A)(B)	2,161	45,684
Fortinet, Inc. (A)	13,627	1,113,598
Gen Digital, Inc.	25,840	486,567
Guidewire Software, Inc. (A)	1,932	288,950
HubSpot, Inc. (A)	1,209	295,117
InterDigital, Inc.	283	85,466
Intuit, Inc.	3,837	1,659,042
Manhattan Associates, Inc. (A)	1,891	251,730
Microsoft Corp.	78,253	28,966,913
Nutanix, Inc., Class A (A)	3,792	144,134
Oracle Corp.	23,007	3,384,560
Palantir Technologies, Inc., Class A (A)	20,557	3,007,078
Palo Alto Networks, Inc. (A)	8,281	1,327,610
Procore Technologies, Inc. (A)	2,623	149,511
PTC, Inc. (A)	3,921	558,703
Roper Technologies, Inc.	2,159	763,984
Rubrik, Inc., Class A (A)	885	43,338
Salesforce, Inc.	10,687	1,994,942
Samsara, Inc., Class A (A)	3,953	125,271
ServiceNow, Inc. (A)	9,340	976,497
Synopsys, Inc. (A)	2,888	1,145,034
Trimble, Inc. (A)	8,555	558,043
Tyler Technologies, Inc. (A)	1,479	506,380
Workday, Inc., Class A (A)	3,402	441,988
Zoom Communications, Inc., Class A (A)	7,291	586,123
Zscaler, Inc. (A)	2,215	310,742
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	160,228	40,664,247
Dell Technologies, Inc., Class C	5,028	825,246
Everpure, Inc., Class A (A)	7,597	448,527
Hewlett Packard Enterprise Company	45,488	1,083,069
HP, Inc.	32,967	633,296
27	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
IonQ, Inc. (A)(B)	4,938	$142,363
NetApp, Inc.	11,036	1,129,976
Sandisk Corp. (A)	737	468,246
Seagate Technology Holdings PLC	5,689	2,228,723
Super Micro Computer, Inc. (A)(B)	8,792	200,194
Western Digital Corp.	9,377	2,536,385
Materials – 3.4%		34,641,600
Chemicals – 1.6%
Air Products & Chemicals, Inc.	4,229	1,228,482
Albemarle Corp.	3,722	668,211
CF Industries Holdings, Inc.	9,048	1,174,792
Corteva, Inc.	22,261	1,863,468
Dow, Inc.	27,261	1,135,421
DuPont de Nemours, Inc.	14,395	659,291
Ecolab, Inc.	4,818	1,281,684
International Flavors & Fragrances, Inc.	8,203	595,128
Linde PLC	5,861	2,905,649
LyondellBasell Industries NV, Class A	12,354	995,238
PPG Industries, Inc.	9,476	1,012,795
RPM International, Inc.	5,419	538,649
Solstice Advanced Materials, Inc.	3,822	291,084
The Mosaic Company	15,012	382,806
The Sherwin-Williams Company	5,456	1,748,921
Westlake Corp. (B)	1,700	198,594
Construction materials – 0.3%
CRH PLC	8,273	869,658
Martin Marietta Materials, Inc.	2,211	1,301,571
Vulcan Materials Company	4,502	1,225,895
Containers and packaging – 0.5%
Amcor PLC	15,308	608,493
AptarGroup, Inc.	2,328	293,375
Avery Dennison Corp.	3,100	535,308
Ball Corp.	13,059	771,917
Crown Holdings, Inc.	5,501	551,475
International Paper Company	18,287	652,846
Packaging Corp. of America	4,347	922,520
Smurfit WestRock PLC	13,216	526,658
Metals and mining – 1.0%
Alcoa Corp.	2,850	189,041
Coeur Mining, Inc. (A)	8,433	158,287
Freeport-McMoRan, Inc.	31,112	1,828,763
Hecla Mining Company	4,368	81,376
MP Materials Corp. (A)(B)	1,624	78,374
Newmont Corp.	23,801	2,576,458
Nucor Corp.	10,605	1,793,306
Reliance, Inc.	2,690	817,545
Royal Gold, Inc.	1,585	403,367
Southern Copper Corp.	1,429	245,874
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	8,496	$1,529,280
Real estate – 2.5%		25,302,382
Diversified REITs – 0.0%
WP Carey, Inc.	5,257	357,266
Health care REITs – 0.4%
Alexandria Real Estate Equities, Inc.	4,019	186,562
American Healthcare REIT, Inc.	1,398	65,930
CareTrust REIT, Inc.	1,640	60,106
Healthpeak Properties, Inc.	15,945	261,976
Omega Healthcare Investors, Inc.	6,161	269,975
Ventas, Inc.	11,078	905,959
Welltower, Inc.	8,654	1,710,982
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18,886	361,856
Industrial REITs – 0.2%
EastGroup Properties, Inc.	1,216	225,069
Lineage, Inc.	272	8,911
Prologis, Inc.	11,840	1,565,011
Rexford Industrial Realty, Inc.	3,965	129,774
Office REITs – 0.0%
BXP, Inc.	4,054	210,403
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	15,426	2,089,606
CoStar Group, Inc. (A)	12,001	484,120
Jones Lang LaSalle, Inc. (A)	2,259	687,459
Zillow Group, Inc., Class A (A)	1,128	46,688
Zillow Group, Inc., Class C (A)	5,303	219,438
Residential REITs – 0.4%
American Homes 4 Rent, Class A	7,904	220,680
AvalonBay Communities, Inc.	3,589	586,263
Camden Property Trust	2,710	264,659
Equity LifeStyle Properties, Inc.	4,480	279,642
Equity Residential	9,164	542,051
Essex Property Trust, Inc.	1,656	400,752
Invitation Homes, Inc.	14,572	362,114
Mid-America Apartment Communities, Inc.	3,034	370,512
Sun Communities, Inc.	3,145	396,144
UDR, Inc.	8,263	279,124
Retail REITs – 0.3%
Agree Realty Corp.	880	66,334
Federal Realty Investment Trust	2,157	229,095
Kimco Realty Corp.	15,997	359,453
Realty Income Corp.	17,903	1,095,306
Regency Centers Corp.	4,531	342,815
Simon Property Group, Inc.	5,974	1,114,330
Specialized REITs – 0.8%
American Tower Corp.	5,432	937,455
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	28

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs (continued)
Crown Castle, Inc.	7,624	$619,907
CubeSmart	5,385	197,360
Digital Realty Trust, Inc.	6,358	1,145,775
Equinix, Inc.	1,231	1,206,675
Extra Space Storage, Inc.	5,050	662,207
Gaming and Leisure Properties, Inc.	6,724	298,344
Iron Mountain, Inc.	7,416	757,470
Lamar Advertising Company, Class A	2,213	280,299
Public Storage	2,631	712,685
SBA Communications Corp.	2,562	440,946
VICI Properties, Inc.	24,851	678,929
Weyerhaeuser Company	24,886	607,965
Utilities – 4.3%		43,338,292
Electric utilities – 2.6%
Alliant Energy Corp.	9,744	699,229
American Electric Power Company, Inc.	14,956	1,960,432
Constellation Energy Corp.	5,435	1,517,724
Duke Energy Corp.	18,032	2,361,110
Edison International	19,803	1,449,184
Entergy Corp.	22,581	2,537,201
Evergy, Inc.	11,035	903,987
Eversource Energy	17,758	1,230,274
Exelon Corp.	46,056	2,257,665
FirstEnergy Corp.	24,112	1,221,514
NextEra Energy, Inc.	19,170	1,780,510
NRG Energy, Inc.	6,825	997,406
OGE Energy Corp.	6,437	308,719
Oklo, Inc. (A)	1,468	72,798
PG&E Corp.	79,785	1,401,822
Pinnacle West Capital Corp.	5,963	600,772
PPL Corp. (B)	35,067	1,339,559
The Southern Company	19,792	1,910,324
Xcel Energy, Inc.	21,630	1,718,287
Gas utilities – 0.1%
Atmos Energy Corp.	4,934	911,408
Independent power and renewable electricity producers – 0.2%
Talen Energy Corp. (A)	495	158,019
The AES Corp.	29,913	421,474
Vistra Corp.	8,743	1,314,335
Multi-utilities – 1.3%
Ameren Corp.	11,419	1,255,176
CenterPoint Energy, Inc.	28,062	1,211,156
CMS Energy Corp.	12,116	939,959
Consolidated Edison, Inc.	15,383	1,741,048
Dominion Energy, Inc.	23,053	1,425,136
DTE Energy Company	8,559	1,251,497
NiSource, Inc.	19,714	919,855
Public Service Enterprise Group, Inc.	20,463	1,656,480
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Sempra	15,173	$1,474,360
WEC Energy Group, Inc.	11,073	1,281,921
Water utilities – 0.1%
American Water Works Company, Inc.	5,590	760,743
Essential Utilities, Inc.	8,622	347,208

SHORT-TERM INVESTMENTS – 0.1%		$1,512,938
(Cost $1,512,882)
Short-term funds – 0.1%		1,512,938
John Hancock Collateral Trust, 3.6657% (D)(E)	53,942	539,509

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (D)	973,429	973,429
Total investments (Multifactor Large Cap ETF) (Cost $733,219,312) 100.0%		$1,019,117,153
Other assets and liabilities, net (0.0%)		(228,300)
Total net assets 100.0%		$1,018,888,853

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 3-31-26
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$4,884,604,553
(Cost $4,056,418,273)
Communication services – 2.7%		133,771,320
Diversified telecommunication services – 0.2%
AST SpaceMobile, Inc. (A)(B)	48,559	4,024,084
Globalstar, Inc. (A)	20,722	1,376,355
Lumen Technologies, Inc. (A)	344,898	2,397,041
Entertainment – 0.7%
Live Nation Entertainment, Inc. (A)	46,869	7,147,991
Madison Square Garden Sports Corp. (A)	6,420	2,063,388
Roku, Inc. (A)	66,976	6,337,269
Take-Two Interactive Software, Inc. (A)	73,402	14,496,895
TKO Group Holdings, Inc.	24,767	4,994,266
Warner Music Group Corp., Class A	82,253	2,100,742
Interactive media and services – 0.2%
Match Group, Inc.	120,660	3,705,469
Pinterest, Inc., Class A (A)	181,549	3,329,609
Reddit, Inc., Class A (A)	32,846	4,422,714
29	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Snap, Inc., Class A (A)	222,226	$1,022,240
Media – 1.6%
EchoStar Corp., Class A (A)	56,250	6,585,188
Fox Corp., Class A	141,948	8,289,763
Fox Corp., Class B	95,468	5,069,351
Liberty Broadband Corp., Series A (A)	11,792	592,194
Liberty Broadband Corp., Series C (A)	79,799	4,013,890
News Corp., Class A	330,582	8,241,409
News Corp., Class B	99,827	2,846,068
Nexstar Media Group, Inc.	24,339	4,401,221
Omnicom Group, Inc.	232,555	17,513,717
Paramount Skydance Corp., Class B	626,813	5,653,853
Sirius XM Holdings, Inc. (B)	164,053	3,786,343
The New York Times Company, Class A	111,791	9,360,260
Consumer discretionary – 10.1%		491,844,082
Automobile components – 0.7%
Aptiv PLC (A)	133,949	9,301,419
Autoliv, Inc.	74,300	7,813,388
BorgWarner, Inc.	203,896	11,063,397
Lear Corp.	33,453	4,050,489
Mobileye Global, Inc., Class A (A)(B)	87,612	601,894
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)	328,957	4,950,803
Broadline retail – 0.7%
Coupang, Inc. (A)	429,939	8,117,248
Dillard’s, Inc., Class A (B)	2,909	1,664,268
eBay, Inc.	225,236	20,500,981
Ollie’s Bargain Outlet Holdings, Inc. (A)	38,130	3,509,485
Distributors – 0.5%
Genuine Parts Company	112,785	11,927,014
LKQ Corp.	196,740	5,778,254
Pool Corp.	23,281	4,710,445
Diversified consumer services – 0.3%
ADT, Inc.	603,635	3,965,882
Service Corp. International	159,315	13,145,081
Hotels, restaurants and leisure – 2.3%
Aramark	215,317	8,728,951
Brinker International, Inc. (A)	28,122	4,014,978
Carnival Corp.	329,495	8,527,331
Cava Group, Inc. (A)	39,250	3,175,325
Churchill Downs, Inc.	44,773	4,021,959
Darden Restaurants, Inc.	62,242	12,201,922
Domino’s Pizza, Inc.	14,160	5,080,466
DraftKings, Inc., Class A (A)	105,572	2,282,467
Dutch Bros, Inc., Class A (A)	54,052	2,738,274
Expedia Group, Inc.	51,302	11,845,119
Hyatt Hotels Corp., Class A	24,041	3,456,855
Las Vegas Sands Corp.	17,254	929,646
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Life Time Group Holdings, Inc. (A)	34,805	$937,647
MGM Resorts International (A)	151,861	5,620,376
Norwegian Cruise Line Holdings, Ltd. (A)	456,786	8,541,898
Planet Fitness, Inc., Class A (A)	42,073	3,129,390
Texas Roadhouse, Inc.	47,198	7,794,278
Viking Holdings, Ltd. (A)	66,108	4,857,616
Wingstop, Inc.	14,076	2,181,358
Wyndham Hotels & Resorts, Inc.	65,345	5,307,974
Wynn Resorts, Ltd.	47,413	4,814,790
Household durables – 1.9%
Garmin, Ltd.	64,921	15,062,321
Installed Building Products, Inc.	14,057	3,727,214
Lennar Corp., A Shares	69,217	6,010,804
Mohawk Industries, Inc. (A)	37,343	3,676,792
NVR, Inc. (A)	1,754	11,558,562
PulteGroup, Inc.	130,253	15,319,055
SharkNinja, Inc. (A)	35,780	3,789,102
Somnigroup International, Inc.	108,413	8,013,889
Taylor Morrison Home Corp. (A)	73,980	4,308,595
Toll Brothers, Inc.	93,852	12,807,982
TopBuild Corp. (A)	24,879	8,739,993
Leisure products – 0.2%
Hasbro, Inc.	106,375	9,956,700
Specialty retail – 2.5%
AutoNation, Inc. (A)	43,464	8,486,781
Best Buy Company, Inc.	173,701	11,151,604
Burlington Stores, Inc. (A)	36,170	11,768,995
CarMax, Inc. (A)	101,292	4,211,721
Chewy, Inc., Class A (A)	53,961	1,456,947
Dick’s Sporting Goods, Inc. (B)	39,509	7,834,240
Five Below, Inc. (A)	31,920	7,293,082
Floor & Decor Holdings, Inc., Class A (A)	71,088	3,611,270
GameStop Corp., Class A (A)	265,104	6,107,996
Lithia Motors, Inc.	23,131	5,776,273
Murphy USA, Inc.	12,278	6,064,964
Penske Automotive Group, Inc.	17,778	2,658,167
The Gap, Inc.	228,343	5,525,901
Tractor Supply Company	289,445	13,111,859
Ulta Beauty, Inc. (A)	25,511	13,334,855
Wayfair, Inc., Class A (A)	35,208	2,647,994
Williams-Sonoma, Inc.	74,384	13,562,435
Textiles, apparel and luxury goods – 0.9%
Amer Sports, Inc. (A)	59,613	1,962,460
Birkenstock Holding PLC (A)(B)	37,072	1,328,290
Deckers Outdoor Corp. (A)	96,499	9,658,585
Levi Strauss & Company, Class A	86,440	1,598,276
Ralph Lauren Corp.	23,838	8,200,034
Tapestry, Inc.	114,429	16,147,076
VF Corp.	240,412	4,084,600
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	30

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 4.3%		$211,270,390
Beverages – 0.4%
Brown-Forman Corp., Class A (B)	9,251	247,834
Brown-Forman Corp., Class B (B)	55,766	1,474,453
Celsius Holdings, Inc. (A)	75,561	2,680,904
Coca-Cola Consolidated, Inc.	36,584	7,014,616
Molson Coors Beverage Company, Class B	126,830	5,461,300
Primo Brands Corp.	144,406	2,719,165
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	282,726	4,817,651
BJ’s Wholesale Club Holdings, Inc. (A)	98,958	9,739,446
Casey’s General Stores, Inc.	19,813	14,421,090
Dollar General Corp.	88,847	10,548,804
Dollar Tree, Inc. (A)	111,666	12,228,544
Maplebear, Inc. (A)	116,107	4,349,368
Performance Food Group Company (A)	101,021	8,653,459
Sprouts Farmers Market, Inc. (A)	61,584	4,749,974
The Kroger Company	205,604	14,877,505
U.S. Foods Holding Corp. (A)	139,099	12,826,319
Food products – 1.5%
Archer-Daniels-Midland Company	176,603	12,837,272
Bunge Global SA	85,370	10,859,064
Conagra Brands, Inc.	237,756	3,737,524
Darling Ingredients, Inc. (A)	78,738	4,869,945
General Mills, Inc.	89,093	3,316,041
Hormel Foods Corp.	198,973	4,506,738
Ingredion, Inc.	58,024	6,536,984
Lamb Weston Holdings, Inc.	107,769	4,554,318
McCormick & Company, Inc.	93,987	4,740,704
Pilgrim’s Pride Corp.	41,562	1,569,381
The Campbell’s Company (B)	145,867	3,248,458
The J.M. Smucker Company	82,935	7,998,251
Tyson Foods, Inc., Class A	116,430	7,459,670
Household products – 0.3%
Church & Dwight Company, Inc.	93,902	8,762,935
The Clorox Company	58,955	6,109,507
Personal care products – 0.1%
The Estee Lauder Companies, Inc., Class A	46,721	3,353,166
Energy – 5.6%		273,028,735
Energy equipment and services – 0.9%
Halliburton Company	326,837	12,743,375
Noble Corp. PLC	52,046	2,553,897
NOV, Inc.	168,389	3,167,397
TechnipFMC PLC	237,920	16,447,410
Transocean, Ltd. (A)	470,894	3,122,027
Valaris, Ltd. (A)	21,289	2,087,174
Weatherford International PLC	33,136	3,134,003
Oil, gas and consumable fuels – 4.7%
Antero Midstream Corp.	189,608	4,323,062
Antero Resources Corp. (A)	198,679	8,431,937
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
APA Corp.	317,352	$13,468,419
Cheniere Energy, Inc.	77,435	21,972,956
Chord Energy Corp.	45,256	6,434,498
Coterra Energy, Inc.	374,640	13,164,850
Devon Energy Corp.	281,838	14,182,088
Diamondback Energy, Inc.	86,017	17,013,302
DT Midstream, Inc.	47,585	6,408,272
EQT Corp.	216,815	13,798,107
Expand Energy Corp.	124,732	13,693,079
HF Sinclair Corp.	109,248	6,815,983
Kinetik Holdings, Inc. (B)	23,080	1,117,303
Matador Resources Company	108,686	6,866,781
Ovintiv, Inc.	249,265	14,796,370
Permian Resources Corp., Class A	632,395	13,482,661
Range Resources Corp.	164,557	7,434,685
Targa Resources Corp.	103,933	26,059,110
Texas Pacific Land Corp.	33,121	15,717,902
Uranium Energy Corp. (A)	123,720	1,670,220
Venture Global, Inc., Class A	36,437	574,247
Viper Energy, Inc., Class A	49,960	2,347,620
Financials – 15.4%		752,917,641
Banks – 4.2%
BOK Financial Corp.	18,399	2,356,176
Citizens Financial Group, Inc.	230,270	13,809,292
Columbia Banking System, Inc.	138,344	3,794,776
Commerce Bancshares, Inc.	97,600	4,801,920
Cullen/Frost Bankers, Inc.	41,972	5,753,522
East West Bancorp, Inc.	118,580	12,659,601
Fifth Third Bancorp	441,161	20,496,340
First Citizens BancShares, Inc., Class A	5,883	11,087,455
First Horizon Corp.	331,120	7,536,291
Huntington Bancshares, Inc.	964,761	15,098,510
KeyCorp	472,551	9,474,648
M&T Bank Corp.	79,306	16,394,136
Old National Bancorp	225,836	4,990,976
Pinnacle Financial Partners, Inc.	97,971	8,439,222
Popular, Inc.	52,483	7,041,644
Prosperity Bancshares, Inc.	63,501	4,265,997
Regions Financial Corp.	519,185	13,561,112
SouthState Bank Corp.	45,500	4,209,660
UMB Financial Corp.	38,772	4,373,094
Valley National Bancorp	224,006	2,750,794
Webster Financial Corp.	126,621	8,790,030
Western Alliance Bancorp	89,217	6,321,024
Wintrust Financial Corp.	54,235	7,535,411
Zions Bancorp NA	134,193	7,732,201
Capital markets – 3.9%
Affiliated Managers Group, Inc.	14,891	4,120,340
Cboe Global Markets, Inc.	42,276	11,882,515
31	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Evercore, Inc., Class A	24,189	$7,220,658
FactSet Research Systems, Inc.	23,419	5,081,689
Franklin Resources, Inc.	203,467	4,805,891
Hamilton Lane, Inc., Class A	24,417	2,427,050
Houlihan Lokey, Inc.	34,164	4,906,634
Interactive Brokers Group, Inc., Class A	195,631	13,120,971
Invesco, Ltd.	319,975	7,772,193
Janus Henderson Group PLC	62,741	3,223,005
Jefferies Financial Group, Inc.	125,251	5,169,109
LPL Financial Holdings, Inc.	40,143	12,076,219
MarketAxess Holdings, Inc.	23,523	3,880,825
Morningstar, Inc.	16,805	2,840,885
Nasdaq, Inc.	172,566	14,649,128
Northern Trust Corp.	89,247	12,456,204
PJT Partners, Inc., Class A	12,684	1,772,208
Raymond James Financial, Inc.	93,686	13,564,796
SEI Investments Company	90,086	7,069,048
State Street Corp.	139,800	17,693,088
Stifel Financial Corp.	123,734	9,146,417
StoneX Group, Inc. (A)	30,303	2,443,937
T. Rowe Price Group, Inc.	101,039	9,107,655
The Carlyle Group, Inc.	105,387	5,099,677
TPG, Inc.	54,389	2,203,298
Tradeweb Markets, Inc., Class A	35,434	4,169,164
Virtu Financial, Inc., Class A	45,928	2,019,913
Consumer finance – 0.9%
Ally Financial, Inc.	311,963	12,238,308
FirstCash Holdings, Inc.	28,145	5,291,260
OneMain Holdings, Inc.	107,553	5,753,010
SoFi Technologies, Inc. (A)	376,477	5,978,455
Synchrony Financial	240,494	16,358,402
Financial services – 1.3%
Affirm Holdings, Inc. (A)	91,373	4,186,711
Block, Inc. (A)	42,210	2,540,198
Chime Financial, Inc., Class A (A)(B)	97,908	1,833,817
Corebridge Financial, Inc.	274,365	6,546,349
Corpay, Inc. (A)	32,773	9,536,615
Equitable Holdings, Inc.	175,406	6,509,317
Global Payments, Inc.	111,899	7,530,803
Jack Henry & Associates, Inc.	47,773	7,550,045
Jackson Financial, Inc., Class A	81,208	8,585,310
Rocket Companies, Inc., Class A (A)	28,235	402,349
Toast, Inc., Class A (A)	138,056	3,659,865
UWM Holdings Corp.	77,965	282,233
Voya Financial, Inc.	73,235	5,003,415
Insurance – 5.1%
American Financial Group, Inc.	59,922	7,652,639
Arch Capital Group, Ltd. (A)	153,731	14,756,639
Assurant, Inc.	40,255	8,767,942
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	65,302	$6,622,276
Brown & Brown, Inc.	99,344	6,478,222
Cincinnati Financial Corp.	66,540	10,470,069
CNA Financial Corp.	17,969	825,136
Erie Indemnity Company, Class A	12,993	3,265,271
Everest Group, Ltd.	27,394	8,953,729
Fidelity National Financial, Inc.	192,196	8,914,050
First American Financial Corp.	84,473	5,092,877
Globe Life, Inc.	74,371	10,350,212
Kinsale Capital Group, Inc.	14,178	4,844,055
Lincoln National Corp.	203,382	7,220,061
Loews Corp.	99,699	10,641,871
Markel Group, Inc. (A)	6,633	12,696,026
Old Republic International Corp.	212,157	8,465,064
Primerica, Inc.	25,287	6,333,888
Principal Financial Group, Inc.	102,352	9,222,939
Prudential Financial, Inc.	138,008	13,482,002
Reinsurance Group of America, Inc.	48,367	9,874,607
RenaissanceRe Holdings, Ltd.	48,438	14,397,227
The Hanover Insurance Group, Inc.	20,177	3,497,683
The Hartford Insurance Group, Inc.	169,742	22,954,211
Unum Group	142,640	10,416,999
W.R. Berkley Corp.	151,920	10,069,258
Willis Towers Watson PLC	47,024	13,669,877
Health care – 10.8%		527,571,985
Biotechnology – 2.8%
Arrowhead Pharmaceuticals, Inc. (A)	63,331	3,970,854
Biogen, Inc. (A)	49,924	9,152,567
BioMarin Pharmaceutical, Inc. (A)	143,213	8,090,102
Blueprint Medicines Corp. (A)(C)	17,937	8,251
BridgeBio Pharma, Inc. (A)	60,933	4,524,885
Cytokinetics, Inc. (A)	54,135	3,568,038
Exelixis, Inc. (A)	252,834	10,844,050
Halozyme Therapeutics, Inc. (A)	78,669	5,084,377
ImmunityBio, Inc. (A)	89,296	684,900
Incyte Corp. (A)	81,743	7,693,651
Insmed, Inc. (A)	48,634	7,952,632
Ionis Pharmaceuticals, Inc. (A)	54,344	4,080,691
Krystal Biotech, Inc. (A)	11,446	2,956,731
Kymera Therapeutics, Inc. (A)	20,843	1,736,013
Madrigal Pharmaceuticals, Inc. (A)	6,666	3,489,451
Moderna, Inc. (A)(B)	91,718	4,659,274
Natera, Inc. (A)	39,556	7,910,804
Neurocrine Biosciences, Inc. (A)	70,038	9,226,806
Nuvalent, Inc., Class A (A)	16,623	1,703,026
Praxis Precision Medicines, Inc. (A)	7,202	2,320,412
REVOLUTION Medicines, Inc. (A)	62,464	6,074,624
Rhythm Pharmaceuticals, Inc. (A)	17,434	1,516,235
Roivant Sciences, Ltd. (A)	219,519	6,080,676
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	32

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Summit Therapeutics, Inc. (A)(B)	24,874	$471,611
United Therapeutics Corp. (A)	32,365	19,191,798
Vaxcyte, Inc. (A)	59,799	3,474,920
Health care equipment and supplies – 2.4%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	52,768	9,046,018
Baxter International, Inc.	205,929	3,459,607
DexCom, Inc. (A)	168,708	10,594,862
GE HealthCare Technologies, Inc.	158,741	11,299,184
Glaukos Corp. (A)	19,260	2,073,532
Globus Medical, Inc., Class A (A)	91,042	7,844,179
Insulet Corp. (A)	33,210	6,968,786
Masimo Corp. (A)	29,845	5,308,530
Penumbra, Inc. (A)	22,245	7,304,591
ResMed, Inc.	64,473	14,472,899
Solventum Corp. (A)	130,151	8,498,860
STERIS PLC	48,615	10,750,235
The Cooper Companies, Inc. (A)	129,260	9,242,090
Zimmer Biomet Holdings, Inc.	109,188	9,872,779
Health care providers and services – 2.5%
BrightSpring Health Services, Inc. (A)	63,914	2,723,376
Cardinal Health, Inc.	96,271	20,343,025
Centene Corp. (A)	141,778	4,641,812
DaVita, Inc. (A)	25,946	3,987,641
Encompass Health Corp.	93,228	9,017,944
Guardant Health, Inc. (A)	42,482	3,924,062
HealthEquity, Inc. (A)	64,074	5,354,664
Henry Schein, Inc. (A)	107,847	7,948,324
Labcorp Holdings, Inc.	57,338	15,298,352
Molina Healthcare, Inc. (A)	33,685	4,490,211
Quest Diagnostics, Inc.	78,323	15,349,742
Tenet Healthcare Corp. (A)	69,185	13,055,901
The Ensign Group, Inc.	41,319	8,325,779
Universal Health Services, Inc., Class B	58,115	10,400,842
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	18,738	3,291,517
Life sciences tools and services – 2.1%
Agilent Technologies, Inc.	97,848	11,152,715
Avantor, Inc. (A)	340,317	2,668,085
Bio-Rad Laboratories, Inc., Class A (A)	14,681	4,092,329
Bio-Techne Corp.	96,710	5,054,065
Charles River Laboratories International, Inc. (A)	45,588	7,863,930
ICON PLC (A)	18,238	2,018,217
Illumina, Inc. (A)	46,147	5,688,079
IQVIA Holdings, Inc. (A)	65,233	11,124,836
Medpace Holdings, Inc. (A)	15,479	7,432,861
Mettler-Toledo International, Inc. (A)	9,175	11,571,510
Repligen Corp. (A)	32,964	3,883,818
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Revvity, Inc. (B)	87,659	$7,679,805
Tempus AI, Inc., Class A (A)(B)	38,337	1,733,599
Waters Corp. (A)	35,892	10,688,638
West Pharmaceutical Services, Inc.	33,502	8,396,941
Pharmaceuticals – 0.9%
Axsome Therapeutics, Inc. (A)	14,891	2,516,877
Elanco Animal Health, Inc. (A)(B)	389,165	9,312,718
Jazz Pharmaceuticals PLC (A)	55,791	10,547,289
Royalty Pharma PLC, Class A	163,295	7,833,261
Viatris, Inc.	1,085,962	14,671,347
Industrials – 20.0%		979,374,390
Aerospace and defense – 2.6%
AeroVironment, Inc. (A)	18,680	3,419,374
ATI, Inc. (A)	72,671	10,570,724
BWX Technologies, Inc.	48,959	10,011,626
Carpenter Technology Corp.	26,068	10,274,702
Curtiss-Wright Corp.	17,255	11,752,726
FTAI Aviation, Ltd.	57,592	14,110,040
HEICO Corp.	14,624	4,009,901
HEICO Corp., Class A	23,313	4,921,141
Hexcel Corp.	33,081	2,677,245
Huntington Ingalls Industries, Inc.	20,908	7,942,949
Karman Holdings, Inc. (A)(B)	45,895	3,673,895
Kratos Defense & Security Solutions, Inc. (A)	75,574	5,328,723
Leonardo DRS, Inc.	42,432	1,889,073
Loar Holdings, Inc. (A)	19,440	1,113,718
Moog, Inc., Class A	17,217	5,038,383
Rocket Lab Corp. (A)	95,904	6,158,955
StandardAero, Inc. (A)	100,748	2,602,321
Textron, Inc.	104,280	9,130,757
Woodward, Inc.	33,446	11,970,992
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	65,768	10,922,092
Expeditors International of Washington, Inc.	83,616	11,976,320
GXO Logistics, Inc. (A)	53,014	2,748,776
Building products – 1.9%
A.O. Smith Corp.	93,086	6,138,091
AAON, Inc. (B)	35,836	2,965,429
Advanced Drainage Systems, Inc.	54,062	7,413,522
Allegion PLC	64,834	9,419,732
Armstrong World Industries, Inc.	31,246	5,149,341
Builders FirstSource, Inc. (A)	86,382	7,111,830
Carlisle Companies, Inc.	31,146	10,390,929
Fortune Brands Innovations, Inc.	113,301	4,415,340
Lennox International, Inc.	18,292	8,489,866
Masco Corp.	104,803	6,326,957
Modine Manufacturing Company (A)	26,964	5,843,368
Owens Corning	92,812	10,044,115
33	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Simpson Manufacturing Company, Inc.	33,763	$5,794,406
Zurn Elkay Water Solutions Corp.	97,395	4,367,192
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	32,632	2,589,023
Clean Harbors, Inc. (A)	39,566	11,344,759
MSA Safety, Inc.	27,271	4,471,080
Rollins, Inc.	103,692	5,538,190
Tetra Tech, Inc.	178,139	5,365,547
Veralto Corp.	96,064	8,493,979
Construction and engineering – 2.1%
AECOM	99,903	8,473,772
API Group Corp. (A)	209,615	8,493,600
Comfort Systems USA, Inc.	17,620	24,297,804
Construction Partners, Inc., Class A (A)	28,122	3,124,917
Dycom Industries, Inc. (A)	19,481	6,600,552
EMCOR Group, Inc.	24,729	18,257,668
Fluor Corp. (A)	101,553	4,737,447
IES Holdings, Inc. (A)	4,996	2,380,444
MasTec, Inc. (A)	35,172	11,316,239
Primoris Services Corp.	35,735	5,111,534
Sterling Infrastructure, Inc. (A)	16,190	6,593,701
Valmont Industries, Inc.	10,905	4,357,311
Electrical equipment – 2.4%
Acuity, Inc.	24,938	6,988,126
AMETEK, Inc.	105,364	22,585,827
Bloom Energy Corp., Class A (A)	56,529	7,659,114
Generac Holdings, Inc. (A)	44,469	8,686,130
Hubbell, Inc.	31,697	15,554,986
Nextpower, Inc., Class A (A)	127,277	15,343,242
nVent Electric PLC	90,414	10,694,168
Regal Rexnord Corp.	43,842	8,209,853
Rockwell Automation, Inc.	51,522	18,490,215
Vicor Corp. (A)	5,942	956,662
Ground transportation – 1.0%
J.B. Hunt Transport Services, Inc.	49,435	10,475,277
Knight-Swift Transportation Holdings, Inc.	127,845	7,361,315
Ryder System, Inc.	41,523	8,500,173
Saia, Inc. (A)	20,261	7,117,284
U-Haul Holding Company (A)(B)	9,164	437,856
U-Haul Holding Company, Series N	79,053	3,531,298
XPO, Inc. (A)	67,331	13,099,246
Machinery – 5.5%
AGCO Corp.	64,018	7,417,766
Allison Transmission Holdings, Inc.	81,306	9,517,680
CNH Industrial NV	717,436	7,891,796
Crane Company	30,228	5,168,988
Donaldson Company, Inc.	98,128	8,328,123
Dover Corp.	71,124	14,825,798
Esab Corp.	44,827	4,332,978
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
ESCO Technologies, Inc.	9,798	$2,756,863
Federal Signal Corp.	39,728	4,296,186
Flowserve Corp.	87,062	6,399,928
Fortive Corp.	128,855	7,123,104
Gates Industrial Corp. PLC (A)	153,576	3,472,353
Graco, Inc.	117,615	9,956,110
IDEX Corp.	49,335	9,351,449
Ingersoll Rand, Inc.	141,033	11,299,564
ITT, Inc.	55,136	10,505,062
JBT Marel Corp.	32,775	4,190,939
Lincoln Electric Holdings, Inc.	36,666	9,132,767
Mueller Industries, Inc.	75,814	8,400,191
Nordson Corp.	37,068	9,862,312
Oshkosh Corp.	57,237	8,425,859
Otis Worldwide Corp.	85,708	6,606,373
Pentair PLC	122,609	10,680,470
RBC Bearings, Inc. (A)	12,524	6,802,035
Snap-on, Inc.	31,806	11,552,575
SPX Technologies, Inc. (A)	30,345	6,067,179
Stanley Black & Decker, Inc.	100,361	7,131,653
Symbotic, Inc. (A)	12,742	677,874
Terex Corp.	54,985	3,249,614
The Middleby Corp. (A)	41,367	5,484,437
The Timken Company	36,139	3,634,499
The Toro Company	77,189	7,212,540
Wabtec Corp.	80,114	20,021,290
Watts Water Technologies, Inc., Class A	18,801	5,457,742
Xylem, Inc.	86,175	10,297,913
Marine transportation – 0.0%
Kirby Corp. (A)	7,558	1,004,307
Passenger airlines – 0.4%
Alaska Air Group, Inc. (A)	22,879	841,490
American Airlines Group, Inc. (A)	87,259	937,162
Delta Air Lines, Inc.	97,809	6,502,342
Southwest Airlines Company	61,234	2,300,561
United Airlines Holdings, Inc. (A)	73,983	6,811,615
Professional services – 2.0%
Amentum Holdings, Inc. (A)	86,691	2,260,901
Booz Allen Hamilton Holding Corp.	72,992	5,695,566
Broadridge Financial Solutions, Inc.	60,081	9,761,961
CACI International, Inc., Class A (A)	17,812	9,687,412
Equifax, Inc.	49,130	8,846,839
Genpact, Ltd.	138,828	5,171,343
Jacobs Solutions, Inc.	63,763	8,115,755
Leidos Holdings, Inc.	68,838	10,705,686
Parsons Corp. (A)	31,651	1,714,535
Paycom Software, Inc.	42,919	5,216,375
Planet Labs PBC (A)	68,301	1,909,013
SS&C Technologies Holdings, Inc.	118,633	8,016,032
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	34

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
TransUnion	119,545	$8,271,319
UL Solutions, Inc., Class A	36,872	3,160,299
Verisk Analytics, Inc.	57,005	10,816,699
Trading companies and distributors – 0.8%
Applied Industrial Technologies, Inc.	26,706	7,085,636
Core & Main, Inc., Class A (A)	149,113	7,366,182
GATX Corp.	25,168	4,297,184
SiteOne Landscape Supply, Inc. (A)	27,895	3,713,103
Watsco, Inc.	14,619	5,318,246
WESCO International, Inc.	47,372	12,961,927
Information technology – 13.8%		675,762,156
Communications equipment – 1.2%
Ciena Corp. (A)	58,652	22,770,466
F5, Inc. (A)	45,083	13,043,864
Lumentum Holdings, Inc. (A)	25,932	18,223,972
Ubiquiti, Inc.	2,246	1,774,991
Viavi Solutions, Inc. (A)	85,819	2,856,056
Electronic equipment, instruments and components – 3.4%
Advanced Energy Industries, Inc.	16,494	5,322,779
Arrow Electronics, Inc. (A)	49,280	7,067,245
CDW Corp.	69,106	8,363,208
Cognex Corp.	119,345	5,846,712
Coherent Corp. (A)	89,454	21,308,837
Fabrinet (A)	17,250	8,996,220
Flex, Ltd. (A)	287,941	18,848,618
Jabil, Inc.	60,061	15,954,003
Keysight Technologies, Inc. (A)	90,208	25,472,033
Littelfuse, Inc.	23,053	7,823,036
Sanmina Corp. (A)	48,960	6,347,174
TD SYNNEX Corp.	47,391	7,995,336
Teledyne Technologies, Inc. (A)	22,296	13,489,303
TTM Technologies, Inc. (A)	59,313	5,778,272
Zebra Technologies Corp., Class A (A)	45,480	9,508,958
IT services – 1.8%
Akamai Technologies, Inc. (A)	126,119	14,484,767
Amdocs, Ltd.	116,507	7,603,247
Applied Digital Corp. (A)	81,728	1,940,223
Cognizant Technology Solutions Corp., Class A	216,623	13,289,821
EPAM Systems, Inc. (A)	48,110	6,514,094
Gartner, Inc. (A)	34,276	5,427,262
GoDaddy, Inc., Class A (A)	64,496	5,331,884
MongoDB, Inc. (A)	20,443	5,003,833
Okta, Inc. (A)	94,758	7,458,402
Twilio, Inc., Class A (A)	79,212	9,966,454
VeriSign, Inc.	35,883	8,911,902
Semiconductors and semiconductor equipment – 3.5%
Allegro MicroSystems, Inc. (A)	38,866	1,225,445
Amkor Technology, Inc.	79,264	3,569,258
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Astera Labs, Inc. (A)	35,759	$3,919,186
Cirrus Logic, Inc. (A)	41,020	5,932,312
Credo Technology Group Holding, Ltd. (A)	50,775	4,766,249
Entegris, Inc.	99,478	11,662,801
First Solar, Inc. (A)	64,725	12,767,654
FormFactor, Inc. (A)	29,160	2,828,228
GlobalFoundries, Inc. (A)	59,914	2,664,975
Lattice Semiconductor Corp. (A)	79,690	7,392,044
MACOM Technology Solutions Holdings, Inc. (A)	31,353	6,962,561
MKS, Inc.	66,762	15,342,575
Monolithic Power Systems, Inc.	20,696	22,627,972
ON Semiconductor Corp. (A)	118,714	7,350,771
Onto Innovation, Inc. (A)	21,739	4,458,017
Qnity Electronics, Inc.	80,181	9,251,284
Qorvo, Inc. (A)	85,688	6,632,251
Rambus, Inc. (A)	76,004	6,538,624
Semtech Corp. (A)	28,835	2,217,123
Silicon Laboratories, Inc. (A)	11,799	2,455,962
SiTime Corp. (A)	6,881	2,376,353
Skyworks Solutions, Inc.	128,020	6,855,471
Teradyne, Inc.	72,160	21,392,554
Software – 2.9%
Appfolio, Inc., Class A (A)	13,139	2,073,597
Aurora Innovation, Inc. (A)(B)	634,191	2,612,867
Bentley Systems, Inc., Class B	91,513	3,213,937
BitMine Immersion Technologies, Inc. (B)	213,269	4,218,461
Circle Internet Group, Inc. (A)	65,416	6,241,341
Clearwater Analytics Holdings, Inc., Class A (A)	136,536	3,229,076
DocuSign, Inc. (A)	128,291	6,082,276
Dolby Laboratories, Inc., Class A	54,291	3,260,717
Dropbox, Inc., Class A (A)	120,506	2,737,896
D-Wave Quantum, Inc. (A)(B)	110,293	1,591,528
Dynatrace, Inc. (A)	160,238	5,925,601
Fair Isaac Corp. (A)	9,403	10,038,079
Figma, Inc., Class A (A)(B)	76,779	1,623,108
Gen Digital, Inc.	472,175	8,891,055
Guidewire Software, Inc. (A)	26,334	3,938,513
HubSpot, Inc. (A)	14,765	3,604,137
InterDigital, Inc. (B)	19,317	5,833,734
Manhattan Associates, Inc. (A)	34,772	4,628,849
Nutanix, Inc., Class A (A)	62,345	2,369,733
Pegasystems, Inc.	71,337	3,036,103
Pivotal Software, Inc. (A)(C)	9,845	0
Procore Technologies, Inc. (A)	51,557	2,938,749
PTC, Inc. (A)	62,996	8,976,300
Riot Platforms, Inc. (A)	177,568	2,194,740
Rubrik, Inc., Class A (A)	24,516	1,200,549
Samsara, Inc., Class A (A)	47,626	1,509,268
Terawulf, Inc. (A)	92,618	1,336,478
35	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Trimble, Inc. (A)	194,340	$12,676,798
Tyler Technologies, Inc. (A)	19,815	6,784,260
Unity Software, Inc. (A)	189,302	4,153,286
Zoom Communications, Inc., Class A (A)	131,553	10,575,546
Zscaler, Inc. (A)	19,864	2,786,721
Technology hardware, storage and peripherals – 1.0%
Everpure, Inc., Class A (A)	126,216	7,451,793
Hewlett Packard Enterprise Company	732,247	17,434,801
HP, Inc.	265,314	5,096,682
IonQ, Inc. (A)(B)	142,602	4,111,216
NetApp, Inc.	114,575	11,731,334
Super Micro Computer, Inc. (A)(B)	252,103	5,740,385
Materials – 5.9%		287,007,521
Chemicals – 2.3%
Albemarle Corp.	56,902	10,215,616
Axalta Coating Systems, Ltd. (A)	189,756	5,256,241
CF Industries Holdings, Inc.	135,039	17,533,464
Dow, Inc.	239,754	9,985,754
DuPont de Nemours, Inc.	149,150	6,831,070
Eastman Chemical Company	101,155	7,720,150
Element Solutions, Inc.	143,122	4,886,185
International Flavors & Fragrances, Inc.	90,134	6,539,222
LyondellBasell Industries NV, Class A	122,009	9,829,045
PPG Industries, Inc.	98,786	10,558,248
RPM International, Inc.	90,110	8,956,934
Solstice Advanced Materials, Inc.	80,088	6,099,502
The Mosaic Company	248,198	6,329,049
Westlake Corp. (B)	22,621	2,642,585
Construction materials – 0.6%
Eagle Materials, Inc.	20,650	3,912,143
Martin Marietta Materials, Inc.	23,134	13,618,523
Vulcan Materials Company	41,962	11,426,253
Containers and packaging – 1.5%
Amcor PLC	281,669	11,196,343
AptarGroup, Inc.	51,578	6,499,860
Avery Dennison Corp.	50,049	8,642,461
Ball Corp.	167,810	9,919,249
Crown Holdings, Inc.	89,950	9,017,488
International Paper Company	209,298	7,471,939
Packaging Corp. of America	45,144	9,580,460
Smurfit WestRock PLC	273,645	10,904,753
Metals and mining – 1.4%
Alcoa Corp.	178,842	11,862,590
Coeur Mining, Inc. (A)	264,275	4,960,442
Commercial Metals Company	92,754	5,697,878
Hecla Mining Company	264,547	4,928,511
MP Materials Corp. (A)(B)	52,486	2,532,974
Reliance, Inc.	40,817	12,405,103
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Royal Gold, Inc.	39,406	$10,028,433
Steel Dynamics, Inc.	86,261	15,526,980
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	48,001	3,492,073
Real estate – 5.4%		264,400,481
Diversified REITs – 0.2%
Essential Properties Realty Trust, Inc.	87,091	2,644,083
WP Carey, Inc.	106,384	7,229,857
Health care REITs – 0.7%
Alexandria Real Estate Equities, Inc.	47,511	2,205,461
American Healthcare REIT, Inc.	82,158	3,874,571
CareTrust REIT, Inc.	99,713	3,654,481
Healthcare Realty Trust, Inc.	170,783	2,901,603
Healthpeak Properties, Inc.	334,088	5,489,066
Omega Healthcare Investors, Inc.	142,247	6,233,264
Ventas, Inc.	125,960	10,301,009
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	331,277	6,347,267
Ryman Hospitality Properties, Inc.	26,458	2,441,280
Industrial REITs – 0.4%
EastGroup Properties, Inc.	25,877	4,789,574
First Industrial Realty Trust, Inc.	64,429	3,727,218
Lineage, Inc.	16,690	546,764
Rexford Industrial Realty, Inc.	112,607	3,685,627
STAG Industrial, Inc.	93,140	3,358,628
Terreno Realty Corp.	47,831	2,937,780
Office REITs – 0.1%
BXP, Inc.	76,855	3,988,775
Real estate management and development – 0.8%
CBRE Group, Inc., Class A (A)	117,384	15,900,837
Compass, Inc., Class A (A)	260,964	1,907,647
CoStar Group, Inc. (A)	76,990	3,105,777
Jones Lang LaSalle, Inc. (A)	50,237	15,288,124
Zillow Group, Inc., Class A (A)	18,039	746,634
Zillow Group, Inc., Class C (A)	83,038	3,436,112
Residential REITs – 1.2%
American Homes 4 Rent, Class A	150,658	4,206,371
AvalonBay Communities, Inc.	40,428	6,603,914
Camden Property Trust	50,196	4,902,141
Equity LifeStyle Properties, Inc.	87,657	5,471,550
Equity Residential	107,114	6,335,793
Essex Property Trust, Inc.	27,603	6,679,926
Invitation Homes, Inc.	171,070	4,251,090
Mid-America Apartment Communities, Inc.	50,154	6,124,806
Sun Communities, Inc.	57,810	7,281,748
UDR, Inc.	159,761	5,396,727
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	36

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs – 0.6%
Agree Realty Corp.	55,734	$4,201,229
Brixmor Property Group, Inc.	148,223	4,268,822
Federal Realty Investment Trust	41,701	4,429,063
Kimco Realty Corp.	322,858	7,254,619
NNN REIT, Inc.	91,557	3,848,141
Regency Centers Corp.	88,330	6,683,048
Specialized REITs – 1.2%
CubeSmart	109,957	4,029,924
Extra Space Storage, Inc.	79,595	10,437,292
Gaming and Leisure Properties, Inc.	132,009	5,857,239
Iron Mountain, Inc.	120,689	12,327,174
Lamar Advertising Company, Class A	45,861	5,808,754
Rayonier, Inc.	103,578	2,135,778
SBA Communications Corp.	30,571	5,261,575
VICI Properties, Inc.	297,134	8,117,701
Weyerhaeuser Company	235,146	5,744,617
Utilities – 5.9%		287,655,852
Electric utilities – 3.2%
Alliant Energy Corp.	97,617	7,004,996
Edison International	266,064	19,470,564
Entergy Corp.	214,876	24,143,467
Evergy, Inc.	160,759	13,169,377
Eversource Energy	247,563	17,151,165
FirstEnergy Corp.	291,326	14,758,575
IDACORP, Inc.	28,320	4,048,910
NRG Energy, Inc.	106,271	15,530,444
OGE Energy Corp.	180,232	8,643,927
Oklo, Inc. (A)(B)	49,842	2,471,665
PG&E Corp.	551,641	9,692,332
Pinnacle West Capital Corp.	112,952	11,379,914
PPL Corp.	286,204	10,932,993
Gas utilities – 0.5%
Atmos Energy Corp.	60,558	11,186,274
National Fuel Gas Company	79,084	7,430,733
UGI Corp.	188,962	6,881,996
Independent power and renewable electricity producers – 0.2%
Clearway Energy, Inc., Class A	7,686	301,061
Clearway Energy, Inc., Class C	21,752	854,636
Talen Energy Corp. (A)	14,118	4,506,889
The AES Corp.	409,801	5,774,096
Multi-utilities – 1.6%
Ameren Corp.	120,246	13,217,440
CenterPoint Energy, Inc.	348,981	15,062,020
CMS Energy Corp.	133,328	10,343,586
DTE Energy Company	86,451	12,640,865
NiSource, Inc.	250,332	11,680,491
WEC Energy Group, Inc.	110,119	12,748,477
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities – 0.4%
American Water Works Company, Inc.	67,591	$9,198,459
Essential Utilities, Inc.	184,517	7,430,500

SHORT-TERM INVESTMENTS – 0.2%		$10,816,777
(Cost $10,816,004)
Short-term funds – 0.2%		10,816,777
John Hancock Collateral Trust, 3.6657% (D)(E)	665,912	6,660,257

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (D)	4,156,520	4,156,520
Total investments (Multifactor Mid Cap ETF) (Cost $4,067,234,277) 100.1%		$4,895,421,330
Other assets and liabilities, net (0.1%)		(4,184,835)
Total net assets 100.0%		$4,891,236,495

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 3-31-26
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$663,954,377
(Cost $635,296,789)
Communication services – 3.1%		20,366,363
Diversified telecommunication services – 0.8%
Globalstar, Inc. (A)	15,072	1,001,082
Liberty Global, Ltd., Class A (A)	69,769	843,507
Liberty Global, Ltd., Class C (A)	64,817	760,303
Lumen Technologies, Inc. (A)	400,733	2,785,094
Entertainment – 0.7%
Cinemark Holdings, Inc.	30,965	883,122
Madison Square Garden Sports Corp. (A)	7,654	2,459,996
Sphere Entertainment Company (A)(B)	7,555	886,957
Interactive media and services – 0.4%
CarGurus, Inc. (A)	20,775	707,389
Match Group, Inc.	64,358	1,976,434
Media – 1.0%
Liberty Broadband Corp., Series A (A)	4,425	222,224
Liberty Broadband Corp., Series C (A)	31,650	1,591,995
Nexstar Media Group, Inc.	11,493	2,078,279
NIQ Global Intelligence PLC (A)(B)	24,359	276,962
Sirius XM Holdings, Inc.	47,454	1,095,238
37	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Versant Media Group, Inc. (A)	37,236	$1,378,477
Wireless telecommunication services – 0.2%
Array Digital Infrastructure, Inc.	4,686	216,212
Telephone & Data Systems, Inc.	28,577	1,203,092
Consumer discretionary – 14.1%		93,521,083
Automobile components – 1.4%
Dana, Inc.	28,894	972,283
Dorman Products, Inc. (A)	8,423	879,024
Garrett Motion, Inc.	45,342	823,864
Gentex Corp.	67,315	1,470,833
LCI Industries	6,053	744,398
Lear Corp.	22,343	2,705,290
Patrick Industries, Inc.	9,790	1,087,375
QuantumScape Corp. (A)(B)	140,027	893,372
Automobiles – 0.3%
Thor Industries, Inc.	21,743	1,737,048
Broadline retail – 0.8%
Etsy, Inc. (A)	39,522	1,975,310
Macy’s, Inc.	82,433	1,491,213
Ollie’s Bargain Outlet Holdings, Inc. (A)	23,047	2,121,246
Diversified consumer services – 1.5%
ADT, Inc.	230,595	1,515,009
Bright Horizons Family Solutions, Inc. (A)	11,165	916,981
Covista, Inc. (A)	9,786	1,127,837
frontdoor, Inc. (A)	21,401	1,131,257
Graham Holdings Company, Class B	971	1,026,599
Grand Canyon Education, Inc. (A)	7,792	1,324,874
H&R Block, Inc.	26,163	830,414
Laureate Education, Inc. (A)	36,758	1,280,649
Stride, Inc. (A)	11,136	981,861
Hotels, restaurants and leisure – 2.8%
Brinker International, Inc. (A)	13,569	1,937,246
Caesars Entertainment, Inc. (A)	58,961	1,558,339
Choice Hotels International, Inc. (B)	10,844	1,122,354
Churchill Downs, Inc.	17,763	1,595,650
Hilton Grand Vacations, Inc. (A)	19,468	761,588
Life Time Group Holdings, Inc. (A)	43,010	1,158,689
Planet Fitness, Inc., Class A (A)	21,467	1,596,715
Rush Street Interactive, Inc. (A)	27,220	592,035
Shake Shack, Inc., Class A (A)	11,735	1,038,195
The Cheesecake Factory, Inc.	13,617	745,531
Travel + Leisure Company	18,171	1,257,251
Vail Resorts, Inc. (B)	14,554	1,867,569
Wingstop, Inc.	7,911	1,225,968
Wyndham Hotels & Resorts, Inc.	22,100	1,795,183
Household durables – 1.6%
Cavco Industries, Inc. (A)	2,399	1,161,812
Champion Homes, Inc. (A)	24,013	1,785,847
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Green Brick Partners, Inc. (A)	5,723	$368,847
Installed Building Products, Inc.	8,938	2,369,911
Mohawk Industries, Inc. (A)	15,417	1,517,958
Taylor Morrison Home Corp. (A)	38,242	2,227,214
Whirlpool Corp. (B)	26,537	1,430,875
Leisure products – 1.0%
Acushnet Holdings Corp.	8,560	800,189
Brunswick Corp.	27,757	2,019,599
Mattel, Inc. (A)	133,052	1,933,246
Polaris, Inc.	16,241	885,135
YETI Holdings, Inc. (A)	22,868	836,740
Specialty retail – 3.7%
Abercrombie & Fitch Company, Class A (A)	19,453	1,777,421
Academy Sports & Outdoors, Inc.	20,241	1,142,604
Advance Auto Parts, Inc. (B)	17,742	935,891
American Eagle Outfitters, Inc.	45,300	756,510
Asbury Automotive Group, Inc. (A)	8,250	1,612,133
AutoNation, Inc. (A)	12,825	2,504,210
Bath & Body Works, Inc.	79,283	1,480,214
Boot Barn Holdings, Inc. (A)	9,372	1,371,686
Floor & Decor Holdings, Inc., Class A (A)(B)	30,076	1,527,861
Group 1 Automotive, Inc.	5,040	1,666,375
Lithia Motors, Inc.	6,450	1,610,694
Murphy USA, Inc.	4,763	2,352,779
RH (A)	4,513	631,008
Signet Jewelers, Ltd.	11,073	937,219
Urban Outfitters, Inc. (A)	19,254	1,219,741
Valvoline, Inc. (A)	53,578	1,804,507
Victoria’s Secret & Company (A)	21,114	978,845
Textiles, apparel and luxury goods – 1.0%
Birkenstock Holding PLC (A)(B)	11,554	413,980
Columbia Sportswear Company	7,677	420,776
Crocs, Inc. (A)	15,887	1,318,939
Kontoor Brands, Inc.	13,921	978,507
PVH Corp.	20,964	1,462,449
VF Corp.	117,146	1,990,311
Consumer staples – 2.7%		17,945,061
Beverages – 0.1%
National Beverage Corp. (A)	6,830	229,830
The Vita Coco Company, Inc. (A)	13,521	647,791
Consumer staples distribution and retail – 0.2%
PriceSmart, Inc.	7,589	1,142,145
Food products – 1.9%
Cal-Maine Foods, Inc.	12,805	1,013,516
Darling Ingredients, Inc. (A)	61,472	3,802,031
Freshpet, Inc. (A)	21,226	1,251,485
Ingredion, Inc.	17,287	1,947,553
Lamb Weston Holdings, Inc.	39,022	1,649,070
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	38

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (A)	19,207	$1,898,804
Seaboard Corp.	72	407,089
The Marzetti Company	5,890	814,764
Tootsie Roll Industries, Inc.	3,460	147,809
Household products – 0.2%
Reynolds Consumer Products, Inc.	24,055	509,485
WD-40 Company	3,902	795,774
Personal care products – 0.3%
e.l.f. Beauty, Inc. (A)	19,120	1,158,863
Interparfums, Inc.	5,824	529,052
Energy – 7.3%		48,554,636
Energy equipment and services – 3.2%
Archrock, Inc.	49,974	1,739,095
Cactus, Inc., Class A	22,523	1,066,915
Helmerich & Payne, Inc.	24,202	871,998
Kodiak Gas Services, Inc.	23,640	1,378,685
Liberty Energy, Inc.	41,607	1,198,282
Noble Corp. PLC	54,229	2,661,017
NOV, Inc.	151,500	2,849,715
Oceaneering International, Inc. (A)	25,993	921,972
Patterson-UTI Energy, Inc.	95,691	1,036,334
Solaris Energy Infrastructure, Inc.	14,090	796,226
Tidewater, Inc. (A)	2,796	233,606
Transocean, Ltd. (A)	282,865	1,875,395
Valaris, Ltd. (A)	17,648	1,730,210
WaterBridge Infrastructure LLC, Class A	8,809	235,993
Weatherford International PLC	28,368	2,683,045
Oil, gas and consumable fuels – 4.1%
BKV Corp. (A)	5,000	142,600
California Resources Corp.	22,675	1,569,564
Centrus Energy Corp., Class A (A)	5,382	934,261
Chord Energy Corp.	16,443	2,337,866
CNX Resources Corp. (A)	40,615	1,565,708
Comstock Resources, Inc. (A)	22,636	477,167
Core Natural Resources, Inc.	11,385	1,192,351
Crescent Energy Company, Class A	71,357	963,320
Excelerate Energy, Inc., Class A	6,597	220,472
Gulfport Energy Corp. (A)	2,980	630,479
International Seaways, Inc.	12,833	935,269
Kinetik Holdings, Inc. (B)	13,239	640,900
Magnolia Oil & Gas Corp., Class A	78,155	2,467,353
Matador Resources Company	45,888	2,899,204
Murphy Oil Corp.	56,325	2,323,406
PBF Energy, Inc., Class A	22,140	1,054,307
Peabody Energy Corp.	29,307	965,666
Scorpio Tankers, Inc.	11,897	888,230
SM Energy Company	99,610	3,105,840
Uranium Energy Corp. (A)	145,347	1,962,185
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 18.2%		$121,241,077
Banks – 7.3%
Ameris Bancorp	19,224	1,499,280
Associated Banc-Corp.	49,577	1,282,061
Atlantic Union Bankshares Corp.	41,880	1,496,791
Axos Financial, Inc. (A)	15,950	1,357,186
BancFirst Corp.	5,725	621,163
Bank OZK	42,372	1,944,451
BankUnited, Inc.	21,000	948,360
BOK Financial Corp.	8,899	1,139,606
Cathay General Bancorp	19,424	968,481
Columbia Banking System, Inc.	84,447	2,316,381
Commerce Bancshares, Inc.	38,112	1,875,110
Community Financial System, Inc.	15,809	927,198
Eastern Bankshares, Inc.	66,462	1,299,997
First BanCorp	46,349	990,015
First Financial Bankshares, Inc.	52,779	1,554,342
First Hawaiian, Inc.	33,118	816,028
First Interstate BancSystem, Inc., Class A	25,784	861,186
Flagstar Bank NA	102,255	1,346,698
FNB Corp.	140,197	2,344,094
Fulton Financial Corp.	53,647	1,091,180
Glacier Bancorp, Inc.	46,065	2,057,724
Hancock Whitney Corp.	24,469	1,555,984
Home BancShares, Inc.	73,389	1,976,366
Independent Bank Corp.	14,426	1,084,979
International Bancshares Corp.	16,898	1,137,066
Nicolet Bankshares, Inc.	4,549	676,072
Prosperity Bancshares, Inc.	35,809	2,405,649
Renasant Corp.	26,400	953,832
ServisFirst Bancshares, Inc.	15,571	1,134,036
Texas Capital Bancshares, Inc. (A)	13,282	1,260,196
TFS Financial Corp. (B)	24,399	342,806
United Bankshares, Inc.	56,687	2,347,976
United Community Banks, Inc.	36,101	1,136,820
Valley National Bancorp	145,681	1,788,963
WesBanco, Inc.	27,032	932,334
WSFS Financial Corp.	15,804	1,034,530
Capital markets – 3.6%
Affiliated Managers Group, Inc.	10,117	2,799,374
Artisan Partners Asset Management, Inc., Class A	20,936	761,861
BGC Group, Inc., Class A	149,622	1,463,303
Bullish (A)	7,048	251,825
Cohen & Steers, Inc.	8,253	516,225
Federated Hermes, Inc.	22,346	1,267,242
Hamilton Lane, Inc., Class A	10,261	1,019,943
Janus Henderson Group PLC	50,627	2,600,709
Lazard, Inc.	45,699	1,941,294
MarketAxess Holdings, Inc.	9,433	1,556,256
Miami International Holdings, Inc. (A)	4,405	171,443
Moelis & Company, Class A	22,557	1,285,749
39	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Piper Sandler Companies	27,782	$2,126,712
PJT Partners, Inc., Class A	9,797	1,368,837
StepStone Group, Inc., Class A	20,432	975,015
StoneX Group, Inc. (A)	21,220	1,711,393
Victory Capital Holdings, Inc., Class A	16,418	1,075,051
Virtu Financial, Inc., Class A	24,463	1,075,883
Consumer finance – 1.5%
Bread Financial Holdings, Inc.	8,200	614,098
Credit Acceptance Corp. (A)(B)	1,983	839,721
Enova International, Inc. (A)	6,749	916,717
Figure Technology Solutions, Inc., Class A (A)	9,801	332,744
FirstCash Holdings, Inc.	15,161	2,850,268
Nelnet, Inc., Class A	3,887	501,268
OneMain Holdings, Inc.	43,990	2,353,025
SLM Corp.	75,427	1,614,892
Financial services – 2.6%
Enact Holdings, Inc.	12,340	503,595
Essent Group, Ltd.	37,919	2,215,986
Jackson Financial, Inc., Class A	26,019	2,750,729
MGIC Investment Corp.	87,100	2,286,375
NCR Atleos Corp. (A)	17,719	772,194
NMI Holdings, Inc. (A)	14,138	530,316
Paymentus Holdings, Inc., Class A (A)	8,937	227,000
PennyMac Financial Services, Inc.	11,842	1,034,991
Radian Group, Inc.	39,343	1,301,466
Remitly Global, Inc. (A)	47,050	737,274
The Western Union Company (B)	82,187	717,493
UWM Holdings Corp.	65,794	238,174
Voya Financial, Inc.	35,240	2,407,597
WEX, Inc. (A)	9,589	1,467,501
Insurance – 3.2%
Assured Guaranty, Ltd.	12,847	1,046,774
Axis Capital Holdings, Ltd.	28,286	2,868,483
Brighthouse Financial, Inc. (A)	14,994	897,841
F&G Annuities & Life, Inc.	8,371	211,954
First American Financial Corp.	37,738	2,275,224
Genworth Financial, Inc. (A)	116,477	945,793
Hagerty, Inc., Class A (A)	14,410	151,737
Lincoln National Corp.	63,135	2,241,293
Mercury General Corp.	8,031	707,933
Oscar Health, Inc., Class A (A)	70,004	802,946
Palomar Holdings, Inc. (A)	7,870	940,465
RLI Corp.	34,673	1,977,748
Selective Insurance Group, Inc.	25,275	1,905,482
The Baldwin Insurance Group, Inc. (A)(B)	32,398	710,812
The Hanover Insurance Group, Inc.	12,947	2,244,362
White Mountains Insurance Group, Ltd.	740	1,625,750
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 7.6%		$50,411,106
Biotechnology – 2.4%
ACADIA Pharmaceuticals, Inc. (A)	41,895	932,583
ADMA Biologics, Inc. (A)	66,744	601,363
Akero Therapeutics, Inc. (A)(C)	20,514	13,334
Alkermes PLC (A)	51,569	1,823,480
Caris Life Sciences, Inc. (A)(B)	27,330	488,660
CRISPR Therapeutics AG (A)	28,845	1,372,157
Cytokinetics, Inc. (A)	36,741	2,421,599
Denali Therapeutics, Inc. (A)	38,202	733,478
Immunovant, Inc. (A)(B)	23,158	575,245
Krystal Biotech, Inc. (A)	11,089	2,864,510
PTC Therapeutics, Inc. (A)	26,188	1,784,188
TG Therapeutics, Inc. (A)	45,140	1,499,551
Viking Therapeutics, Inc. (A)(B)	31,432	1,022,797
Health care equipment and supplies – 1.7%
Dentsply Sirona, Inc.	92,283	1,070,483
Envista Holdings Corp. (A)	50,997	1,293,794
ICU Medical, Inc. (A)	7,794	1,006,595
Integer Holdings Corp. (A)	9,377	825,176
Lantheus Holdings, Inc. (A)	24,902	1,888,817
LivaNova PLC (A)	16,395	1,042,066
Merit Medical Systems, Inc. (A)	24,682	1,701,330
Teleflex, Inc.	11,935	1,427,545
TransMedics Group, Inc. (A)	9,506	944,991
Health care providers and services – 1.6%
Alignment Healthcare, Inc. (A)	44,751	788,513
BrightSpring Health Services, Inc. (A)	23,085	983,652
Brookdale Senior Living, Inc. (A)	62,547	855,643
Chemed Corp.	3,881	1,466,009
Concentra Group Holdings Parent, Inc.	33,419	716,838
HealthEquity, Inc. (A)	21,351	1,784,303
Option Care Health, Inc. (A)	69,405	1,868,383
PACS Group, Inc. (A)	10,836	348,052
Privia Health Group, Inc. (A)	23,874	491,088
RadNet, Inc. (A)	27,740	1,550,389
Health care technology – 0.1%
Waystar Holding Corp. (A)	16,970	409,147
Life sciences tools and services – 0.8%
Bio-Rad Laboratories, Inc., Class A (A)	4,882	1,360,858
Bruker Corp.	28,255	1,020,571
Repligen Corp. (A)	16,576	1,952,984
Sotera Health Company (A)	66,706	956,564
Pharmaceuticals – 1.0%
Amneal Pharmaceuticals, Inc. (A)	50,916	632,886
Corcept Therapeutics, Inc. (A)	23,731	956,597
Crinetics Pharmaceuticals, Inc. (A)	31,010	1,126,283
Edgewise Therapeutics, Inc. (A)	25,336	798,084
Indivior Pharmaceuticals, Inc. (A)	34,957	1,065,489
Ligand Pharmaceuticals, Inc. (A)	5,475	1,093,084
Prestige Consumer Healthcare, Inc. (A)	14,374	851,947
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	40

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 18.0%		$120,055,064
Aerospace and defense – 1.2%
AAR Corp. (A)	10,350	1,132,911
Archer Aviation, Inc., Class A (A)(B)	146,979	759,881
Hexcel Corp.	31,141	2,520,241
Loar Holdings, Inc. (A)	13,058	748,093
Mercury Systems, Inc. (A)	15,629	1,139,510
VSE Corp.	7,824	1,442,746
Air freight and logistics – 0.4%
GXO Logistics, Inc. (A)	46,381	2,404,855
Building products – 3.2%
AAON, Inc. (B)	29,532	2,443,773
Armstrong World Industries, Inc.	15,913	2,622,462
AZZ, Inc.	9,176	1,148,193
CSW Industrials, Inc.	7,590	1,977,802
Fortune Brands Innovations, Inc.	37,155	1,447,930
Griffon Corp.	13,601	988,521
Hayward Holdings, Inc. (A)	64,834	867,479
Resideo Technologies, Inc. (A)	40,653	1,370,413
Simpson Manufacturing Company, Inc.	12,714	2,181,977
Trex Company, Inc. (A)	42,955	1,564,421
UFP Industries, Inc.	23,985	2,209,498
Zurn Elkay Water Solutions Corp.	62,461	2,800,751
Commercial services and supplies – 1.4%
Brady Corp., Class A	13,174	1,070,256
Casella Waste Systems, Inc., Class A (A)	25,060	1,988,260
HNI Corp.	18,496	617,581
MSA Safety, Inc.	14,588	2,391,703
OPENLANE, Inc. (A)	19,716	574,721
The Brink’s Company	16,102	1,668,650
UniFirst Corp.	4,447	1,118,821
Construction and engineering – 2.5%
Arcosa, Inc.	14,354	1,523,534
Argan, Inc.	4,013	2,185,680
Construction Partners, Inc., Class A (A)	12,744	1,416,113
Everus Construction Group, Inc. (A)	15,569	1,838,076
Fluor Corp. (A)	47,920	2,235,468
Granite Construction, Inc.	13,442	1,611,427
Legence Corp., Class A (A)	10,134	572,166
MYR Group, Inc. (A)	4,044	1,141,702
Primoris Services Corp.	14,449	2,066,785
Tutor Perini Corp.	14,325	1,105,747
WillScot Holdings Corp.	55,897	970,372
Electrical equipment – 1.0%
EnerSys	11,268	1,957,477
Powell Industries, Inc.	2,868	1,551,817
Sensata Technologies Holding PLC	65,383	2,302,789
Sunrun, Inc. (A)	46,464	630,052
Ground transportation – 1.2%
Avis Budget Group, Inc. (A)(B)	4,934	719,624
Landstar System, Inc.	14,555	2,333,312
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
Lyft, Inc., Class A (A)	117,255	$1,559,492
Ryder System, Inc.	14,955	3,061,438
Schneider National, Inc., Class B	12,553	330,897
Machinery – 3.2%
Alliance Laundry Holdings, Inc. (A)	9,824	203,750
Atmus Filtration Technologies, Inc.	25,480	1,446,500
Enpro, Inc.	6,477	1,623,460
Esab Corp.	23,916	2,311,721
ESCO Technologies, Inc.	7,834	2,204,253
Federal Signal Corp.	22,014	2,380,594
Franklin Electric Company, Inc.	11,560	1,065,485
Gates Industrial Corp. PLC (A)	79,960	1,807,896
Kadant, Inc.	3,501	1,023,517
Mueller Water Products, Inc., Class A	48,142	1,323,424
Terex Corp.	31,962	1,888,954
The Middleby Corp. (A)	9,237	1,224,641
The Timken Company	26,707	2,685,923
Marine transportation – 0.2%
Kirby Corp. (A)	6,069	806,449
Matson, Inc.	2,311	378,865
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	8,584	315,720
Copa Holdings SA, Class A	9,755	1,108,266
SkyWest, Inc. (A)	3,189	292,846
Professional services – 2.1%
Amentum Holdings, Inc. (A)	43,207	1,126,839
ExlService Holdings, Inc. (A)	57,815	1,760,467
Exponent, Inc.	21,021	1,371,620
FTI Consulting, Inc. (A)	9,158	1,618,860
Genpact, Ltd.	45,044	1,677,889
KBR, Inc.	39,373	1,451,289
Korn Ferry	15,770	992,722
Maximus, Inc.	23,323	1,495,004
Parsons Corp. (A)	14,131	765,476
Science Applications International Corp.	19,008	1,804,239
Trading companies and distributors – 1.4%
Boise Cascade Company	16,848	1,277,921
GATX Corp.	14,030	2,395,482
Herc Holdings, Inc.	10,149	1,010,333
MSC Industrial Direct Company, Inc., Class A	13,368	1,233,465
Rush Enterprises, Inc., Class A	18,181	1,201,946
Rush Enterprises, Inc., Class B	2,310	148,649
SiteOne Landscape Supply, Inc. (A)	17,393	2,315,182
Information technology – 12.2%		81,218,041
Communications equipment – 0.8%
Calix, Inc. (A)	17,050	835,280
Viasat, Inc. (A)	37,547	1,719,653
Viavi Solutions, Inc. (A)	54,682	1,819,817
41	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Vistance Networks, Inc. (A)	62,431	$1,136,244
Electronic equipment, instruments and components – 3.8%
Arrow Electronics, Inc. (A)	20,688	2,966,866
Avnet, Inc.	36,216	2,231,630
Badger Meter, Inc.	12,267	1,868,877
Belden, Inc.	12,330	1,415,854
IPG Photonics Corp. (A)	7,100	813,589
Itron, Inc. (A)	13,572	1,216,458
Littelfuse, Inc.	9,749	3,308,323
Mirion Technologies, Inc. (A)	69,439	1,290,871
Novanta, Inc. (A)(B)	14,767	1,744,130
OSI Systems, Inc. (A)	4,727	1,255,066
Plexus Corp. (A)	8,074	1,635,308
Ralliant Corp.	32,657	1,358,205
Sanmina Corp. (A)	16,144	2,092,908
Vontier Corp.	58,070	2,059,743
IT services – 0.8%
Amdocs, Ltd.	29,270	1,910,160
DigitalOcean Holdings, Inc. (A)(B)	20,268	1,738,589
EPAM Systems, Inc. (A)	13,990	1,894,246
Semiconductors and semiconductor equipment – 2.2%
Cirrus Logic, Inc. (A)	20,801	3,008,241
Enphase Energy, Inc. (A)	33,250	1,257,183
FormFactor, Inc. (A)	21,990	2,132,810
Kulicke & Soffa Industries, Inc.	14,025	921,723
Qorvo, Inc. (A)	28,428	2,200,327
Semtech Corp. (A)	23,535	1,809,606
Silicon Laboratories, Inc. (A)	9,905	2,061,726
Universal Display Corp.	13,200	1,209,912
Software – 4.6%
ACI Worldwide, Inc. (A)	40,548	1,662,873
Appfolio, Inc., Class A (A)	5,690	897,996
BILL Holdings, Inc. (A)	40,554	1,553,218
Box, Inc., Class A (A)	41,410	978,932
CCC Intelligent Solutions Holdings, Inc. (A)	235,236	1,411,416
Clear Secure, Inc., Class A	27,684	1,340,182
Clearwater Analytics Holdings, Inc., Class A (A)	76,680	1,813,482
CommVault Systems, Inc. (A)	15,723	1,224,664
Core Scientific, Inc. (A)(B)	87,631	1,310,960
Dolby Laboratories, Inc., Class A	26,381	1,584,443
Dropbox, Inc., Class A (A)	38,877	883,285
Gitlab, Inc., Class A (A)	476	10,301
Hut 8 Corp. (A)(B)	29,887	1,401,999
JFrog, Ltd. (A)	25,695	1,205,866
Life360, Inc. (A)(B)	24,279	991,069
MARA Holdings, Inc. (A)(B)	102,813	838,954
Netskope, Inc., Class A (A)	12,971	110,124
Pegasystems, Inc.	23,402	995,989
Pivotal Software, Inc. (A)(C)	33,553	0
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Q2 Holdings, Inc. (A)	10,639	$503,225
Qualys, Inc. (A)	10,203	896,334
Riot Platforms, Inc. (A)	117,216	1,448,790
SailPoint, Inc. (A)	17,745	234,944
SentinelOne, Inc., Class A (A)	97,606	1,257,165
ServiceTitan, Inc., Class A (A)	14,334	909,636
UiPath, Inc., Class A (A)(B)	115,566	1,282,783
Unity Software, Inc. (A)	84,380	1,851,297
Workiva, Inc. (A)	15,073	898,803
Zeta Global Holdings Corp., Class A (A)	50,626	805,966
Materials – 5.5%		36,956,130
Chemicals – 2.8%
Avient Corp.	28,613	1,038,652
Axalta Coating Systems, Ltd. (A)	66,571	1,844,017
Balchem Corp.	13,353	2,263,066
Cabot Corp.	23,027	1,734,163
Celanese Corp.	28,457	1,871,617
Eastman Chemical Company	4,083	311,615
Element Solutions, Inc.	95,760	3,269,246
Hawkins, Inc.	3,586	550,810
HB Fuller Company	16,799	1,036,162
NewMarket Corp.	3,115	1,996,559
Perimeter Solutions, Inc. (A)	39,857	973,308
Sensient Technologies Corp.	13,208	1,141,700
The Scotts Miracle-Gro Company	13,715	834,009
Construction materials – 0.5%
Eagle Materials, Inc.	9,690	1,835,771
Knife River Corp. (A)	17,421	1,422,425
United States Lime & Minerals, Inc.	2,956	386,083
Containers and packaging – 0.8%
Graphic Packaging Holding Company	66,398	659,996
Greif, Inc., Class A	7,185	481,898
Greif, Inc., Class B (B)	1,133	99,183
Silgan Holdings, Inc. (B)	39,377	1,527,828
Sonoco Products Company	43,102	2,331,387
Metals and mining – 1.1%
Century Aluminum Company (A)	15,154	889,388
Cleveland-Cliffs, Inc. (A)	193,371	1,633,985
Commercial Metals Company	44,456	2,730,932
Materion Corp.	5,398	780,821
Warrior Met Coal, Inc.	15,488	1,442,707
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	25,688	1,868,802
Real estate – 6.1%		40,384,788
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.	57,444	1,049,502
Essential Properties Realty Trust, Inc.	75,755	2,299,922
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	42

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs – 0.8%
Healthcare Realty Trust, Inc.	135,142	$2,296,063
Medical Properties Trust, Inc.	144,848	670,646
National Health Investors, Inc.	13,568	1,097,108
Sabra Health Care REIT, Inc.	75,955	1,460,615
Hotel and resort REITs – 0.3%
Ryman Hospitality Properties, Inc.	23,571	2,174,896
Industrial REITs – 1.1%
Americold Realty Trust, Inc.	90,906	1,041,783
First Industrial Realty Trust, Inc.	30,640	1,772,524
STAG Industrial, Inc.	58,694	2,116,506
Terreno Realty Corp.	39,298	2,413,683
Office REITs – 0.8%
COPT Defense Properties	33,757	1,032,964
Cousins Properties, Inc.	50,564	1,141,229
Kilroy Realty Corp.	35,399	998,606
Vornado Realty Trust	65,048	1,690,598
Real estate management and development – 0.4%
Cushman & Wakefield, Ltd. (A)	42,872	525,611
Howard Hughes Holdings, Inc. (A)	9,571	605,461
Landbridge Company LLC, Class A	5,963	411,745
Newmark Group, Inc., Class A	42,385	635,351
The St. Joe Company	10,654	669,071
Residential REITs – 0.2%
Independence Realty Trust, Inc.	71,804	1,069,162
Retail REITs – 1.2%
Curbline Properties Corp.	27,031	697,129
Kite Realty Group Trust	90,759	2,228,133
NNN REIT, Inc.	7,287	306,273
Phillips Edison & Company, Inc.	52,344	1,958,712
Tanger, Inc.	33,699	1,145,092
The Macerich Company	80,130	1,514,457
Specialized REITs – 0.8%
EPR Properties	22,628	1,130,495
National Storage Affiliates Trust	30,074	1,134,993
Outfront Media, Inc.	49,259	1,305,364
Rayonier, Inc.	86,862	1,791,094
Utilities – 5.0%		33,301,028
Electric utilities – 1.4%
IDACORP, Inc.	20,671	2,955,333
MGE Energy, Inc.	9,952	769,190
Otter Tail Corp.	12,347	1,083,696
Portland General Electric Company	46,229	2,439,504
TXNM Energy, Inc.	32,539	1,902,230
Gas utilities – 2.4%
Chesapeake Utilities Corp.	6,916	873,975
MDU Resources Group, Inc.	86,817	1,798,848
National Fuel Gas Company	32,683	3,070,895
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
New Jersey Resources Corp.	29,978	$1,646,392
ONE Gas, Inc.	18,873	1,625,531
Southwest Gas Holdings, Inc.	26,144	2,271,914
Spire, Inc.	17,241	1,561,000
UGI Corp.	81,547	2,969,942
Independent power and renewable electricity producers – 0.6%
Clearway Energy, Inc., Class A	17,242	675,369
Clearway Energy, Inc., Class C	31,709	1,245,847
Ormat Technologies, Inc.	17,448	1,952,780
Multi-utilities – 0.5%
Avista Corp.	25,364	1,018,111
Black Hills Corp.	22,671	1,573,594
Northwestern Energy Group, Inc.	18,369	1,211,252
Water utilities – 0.1%
American States Water Company	8,670	655,625

SHORT-TERM INVESTMENTS – 1.3%		$8,405,178
(Cost $8,404,353)
Short-term funds – 1.3%		8,405,178
John Hancock Collateral Trust, 3.6657% (D)(E)	756,285	7,564,134

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5918% (D)	841,044	841,044
Total investments (Multifactor Small Cap ETF) (Cost $643,701,142) 101.1%		$672,359,555
Other assets and liabilities, net (1.1%)		(7,179,098)
Total net assets 100.0%		$665,180,457

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
43	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 3-31-26

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	1,156,389,486	$751,419,257	$1,018,577,644	$4,888,761,073
Affiliated investments, at value	17,047,138	2,366,307	539,509	6,660,257
Total investments, at value	1,173,436,624	753,785,564	1,019,117,153	4,895,421,330
Receivable for futures variation margin	—	45,952	—	—
Cash	—	—	786	1,691
Foreign currency, at value	2,066,876	2,332,329	—	—
Collateral held at broker for futures contracts	—	121,626	—	—
Dividends and interest receivable	6,688,184	1,691,290	658,491	4,541,781
Receivable for fund shares sold	—	3,295,399	1,955,641	—
Receivable for investments sold	473	1,279,142	—	—
Receivable for securities lending income	21,430	10,838	628	14,703
Other assets	67,045	65,119	91,067	344,568
Total assets	1,182,280,632	762,627,259	1,021,823,766	4,900,324,073
Liabilities
Foreign capital gains tax payable	—	4,565,291	—	—
Payable for investments purchased	16,833	3,981,498	1,954,730	—
Payable upon return of securities loaned	17,043,095	2,366,308	539,584	6,666,040
Payable to affiliates
Investment management fees	259,690	25,835	208,365	1,511,686
Accounting and legal services fees	52,403	31,703	47,948	223,795
Other liabilities and accrued expenses	222,448	309,464	184,286	686,057
Total liabilities	17,594,469	11,280,099	2,934,913	9,087,578
Net assets	$1,164,686,163	$751,347,160	$1,018,888,853	$4,891,236,495
Net assets consist of
Paid-in capital	$1,105,657,284	$641,674,392	$807,499,612	$4,336,914,988
Total distributable earnings (loss)	59,028,879	109,672,768	211,389,241	554,321,507
Net assets	$1,164,686,163	$751,347,160	$1,018,888,853	$4,891,236,495
Unaffiliated investments, at cost	$999,690,597	$565,380,905	$732,679,859	$4,060,574,793
Affiliated investments, at cost	$17,046,285	$2,366,209	$539,453	$6,659,484
Foreign currency, at cost	$2,079,134	$2,333,838	—	—
Securities loaned, at value	$37,807,392	$17,504,423	$2,539,316	$49,355,847
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$1,164,686,163	$751,347,160	$1,018,888,853	$4,891,236,495
Shares outstanding	28,100,000	22,800,000	13,025,000	72,875,000
Net asset value per share	$41.45	$32.95	$78.23	$67.12
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	44

STATEMENTS OF ASSETS AND LIABILITIES 3-31-26

Continued
Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$664,795,421
Affiliated investments, at value	7,564,134
Total investments, at value	672,359,555
Dividends and interest receivable	689,581
Receivable for securities lending income	5,307
Other assets	52,896
Total assets	673,107,339
Liabilities
Payable for investments purchased	5,338
Payable upon return of securities loaned	7,564,974
Payable to affiliates
Investment management fees	196,521
Accounting and legal services fees	30,742
Other liabilities and accrued expenses	129,307
Total liabilities	7,926,882
Net assets	$665,180,457
Net assets consist of
Paid-in capital	$795,840,535
Total distributable earnings (loss)	(130,660,078)
Net assets	$665,180,457
Unaffiliated investments, at cost	$636,137,833
Affiliated investments, at cost	$7,563,309
Securities loaned, at value	$13,018,811
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$665,180,457
Shares outstanding	15,500,000
Net asset value per share	$42.91
45	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

	Multifactor Developed International ETF		Multifactor Emerging Markets ETF		Multifactor Large Cap ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[1]	Year ended 4-30-25
Investment income
Dividends from unaffiliated investments	$24,985,331	$24,312,934	$18,200,373	$22,388,129	$13,433,121	$13,962,418
Interest	22,970	10,208	1,933	—	424	417
Securities lending, net	91,598	112,137	72,825	87,980	8,146	27,300
Less foreign taxes withheld	(2,094,140)	(2,172,068)	(2,611,435)	(2,901,698)	(3,858)	(4,298)
Total investment income	23,005,759	22,263,211	15,663,696	19,574,411	13,437,833	13,985,837
Expenses
Investment management fees	2,803,253	2,433,173	2,589,377	2,848,592	2,430,320	2,417,917
Accounting and legal services fees	149,946	122,535	110,407	114,649	175,373	164,978
Transfer agent fees	9,167	10,000	9,167	10,000	9,167	10,000
Trustees’ fees	15,012	16,183	11,187	15,415	17,860	21,284
Custodian fees	255,386	233,259	566,698	606,677	160,572	164,772
Printing and postage	41,998	42,459	30,136	28,581	57,113	54,597
Professional fees	94,715	59,132	67,056	57,603	81,950	65,058
Stock exchange listing fees	9,580	10,211	6,694	17,572	9,580	10,211
Other	30,102	31,337	37,671	46,182	36,105	34,603
Total expenses	3,409,159	2,958,289	3,428,393	3,745,271	2,978,040	2,943,420
Less expense reductions	(280,837)	(244,048)	(532,275)	(555,625)	(266,080)	(245,759)
Net expenses	3,128,322	2,714,241	2,896,118	3,189,646	2,711,960	2,697,661
Net investment income	19,877,437	19,548,970	12,767,578	16,384,765	10,725,873	11,288,176
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,633,254)	(19,123,924)	29,323,118[2]	(14,428,846)[2]	(8,791,152)	(7,936,154)
Affiliated investments	(2,175)	2,464	(460)	(79)	(315)	50
Futures contracts	51,075	68,587	8,341	(36,179)	(40,802)	(89,197)
Redemptions in-kind	49,930,425	61,107,392	13,462,304	10,568,963	58,621,662	45,726,311
	42,346,071	42,054,519	42,793,303	(3,896,141)	49,789,393	37,701,010
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	60,080,815	14,755,277	82,000,769[3]	22,389,970	105,320,587	28,683,353
Affiliated investments	(614)	2,070	62	45	53	17
Futures contracts	(8,668)	8,668	6,463	—	—	—
	60,071,533	14,766,015	82,007,294	22,390,015	105,320,640	28,683,370
Net realized and unrealized gain	102,417,604	56,820,534	124,800,597	18,493,874	155,110,033	66,384,380
Increase in net assets from operations	$122,295,041	$76,369,504	$137,568,175	$34,878,639	$165,835,906	$77,672,556

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Net of foreign capital gains taxes of $1,491,717 for the period ended 3-31-26 and $2,467,778 for the year ended 4-30-25.
[3]	Net of $3,207,503 decrease in deferred foreign capital gains taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	46

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

Continued

	Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[1]	Year ended 4-30-25
Investment income
Dividends from unaffiliated investments	$61,256,685	$57,141,507	$9,179,972	$7,128,938
Interest	2,323	3,174	487	593
Securities lending, net	160,133	339,258	63,736	22,979
Less foreign taxes withheld	(14,687)	(26,692)	(6,591)	(6,544)
Total investment income	61,404,454	57,457,247	9,237,604	7,145,966
Expenses
Investment management fees	15,143,756	14,552,638	2,179,542	1,906,633
Accounting and legal services fees	768,217	700,362	104,516	86,969
Transfer agent fees	9,167	10,000	9,167	10,000
Trustees’ fees	78,698	88,470	10,516	11,182
Custodian fees	638,345	639,071	101,202	94,900
Printing and postage	230,682	214,908	36,642	36,204
Professional fees	223,017	154,231	65,279	51,669
Stock exchange listing fees	15,700	15,790	9,580	10,211
Other	108,573	104,509	24,867	22,764
Total expenses	17,216,155	16,479,979	2,541,311	2,230,532
Less expense reductions	(366,698)	(331,064)	(191,051)	(177,228)
Net expenses	16,849,457	16,148,915	2,350,260	2,053,304
Net investment income	44,554,997	41,308,332	6,887,344	5,092,662
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(13,134,142)	(59,888,864)	(18,331,810)	(20,529,575)
Affiliated investments	(4,123)	1,558	(1,691)	(146)
Futures contracts	127,945	(771,382)	104,616	(31,644)
Redemptions in-kind	417,782,030	215,254,474	77,915,512	59,084,270
	404,771,710	154,595,786	59,686,627	38,522,905
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	332,513,431	(24,159,590)	36,335,269	(42,771,438)
Affiliated investments	541	388	776	223
Futures contracts	—	—	(22,124)	22,124
	332,513,972	(24,159,202)	36,313,921	(42,749,091)
Net realized and unrealized gain (loss)	737,285,682	130,436,584	96,000,548	(4,226,186)
Increase in net assets from operations	$781,840,679	$171,744,916	$102,887,892	$866,476

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
47	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Developed International ETF			Multifactor Emerging Markets ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$19,877,437	$19,548,970	$16,454,562	$12,767,578	$16,384,765	$16,683,379
Net realized gain (loss)	42,346,071	42,054,519	5,617,026	42,793,303	(3,896,141)	(12,260,151)
Change in net unrealized appreciation	60,071,533	14,766,015	36,040,570	82,007,294	22,390,015	66,457,911
Increase in net assets resulting from operations	122,295,041	76,369,504	58,112,158	137,568,175	34,878,639	70,881,139
Distributions to shareholders
From earnings	(27,698,736)	(23,913,029)	(16,293,074)	(15,618,480)	(18,742,260)	(19,525,171)
Total distributions	(27,698,736)	(23,913,029)	(16,293,074)	(15,618,480)	(18,742,260)	(19,525,171)
From fund share transactions
Shares issued	500,197,873	100,355,577	236,880,725	142,901,742	16,271,467	15,277,223
Shares repurchased	(109,785,187)	(177,011,837)	(61,499,621)	(90,814,254)	(133,484,331)	(91,615,740)
Total from fund share transactions	390,412,686	(76,656,260)	175,381,104	52,087,488	(117,212,864)	(76,338,517)
Total increase (decrease)	485,008,991	(24,199,785)	217,200,188	174,037,183	(101,076,485)	(24,982,549)
Net assets
Beginning of year	679,677,172	703,876,957	486,676,769	577,309,977	678,386,462	703,369,011
End of year	$1,164,686,163	$679,677,172	$703,876,957	$751,347,160	$577,309,977	$678,386,462
Share activity
Shares outstanding
Beginning of year	18,700,000	21,000,000	15,500,000	21,500,000	25,900,000	29,000,000
Shares issued	12,200,000	2,900,000	7,400,000	4,200,000	600,000	600,000
Shares repurchased	(2,800,000)	(5,200,000)	(1,900,000)	(2,900,000)	(5,000,000)	(3,700,000)
End of year	28,100,000	18,700,000	21,000,000	22,800,000	21,500,000	25,900,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	48

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multifactor Large Cap ETF			Multifactor Mid Cap ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$10,725,873	$11,288,176	$11,022,940	$44,554,997	$41,308,332	$42,385,612
Net realized gain	49,789,393	37,701,010	48,849,678	404,771,710	154,595,786	154,959,295
Change in net unrealized appreciation (depreciation)	105,320,640	28,683,370	77,755,355	332,513,972	(24,159,202)	286,551,233
Increase in net assets resulting from operations	165,835,906	77,672,556	137,627,973	781,840,679	171,744,916	483,896,140
Distributions to shareholders
From earnings	(11,132,812)	(11,075,181)	(11,097,084)	(44,092,410)	(40,797,142)	(40,836,166)
Total distributions	(11,132,812)	(11,075,181)	(11,097,084)	(44,092,410)	(40,797,142)	(40,836,166)
From fund share transactions
Shares issued	78,514,744	87,238,616	140,982,328	1,036,929,150	511,431,257	683,923,383
Shares repurchased	(105,879,504)	(96,470,958)	(151,939,289)	(673,680,893)	(484,031,609)	(455,939,092)
Total from fund share transactions	(27,364,760)	(9,232,342)	(10,956,961)	363,248,257	27,399,648	227,984,291
Total increase	127,338,334	57,365,033	115,573,928	1,100,996,526	158,347,422	671,044,265
Net assets
Beginning of year	891,550,519	834,185,486	718,611,558	3,790,239,969	3,631,892,547	2,960,848,282
End of year	$1,018,888,853	$891,550,519	$834,185,486	$4,891,236,495	$3,790,239,969	$3,631,892,547
Share activity
Shares outstanding
Beginning of year	13,375,000	13,500,000	13,750,000	67,500,000	67,075,000	62,300,000
Shares issued	1,000,000	1,300,000	2,500,000	15,725,000	8,775,000	13,600,000
Shares repurchased	(1,350,000)	(1,425,000)	(2,750,000)	(10,350,000)	(8,350,000)	(8,825,000)
End of year	13,025,000	13,375,000	13,500,000	72,875,000	67,500,000	67,075,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
49	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multifactor Small Cap ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$6,887,344	$5,092,662	$4,041,172
Net realized gain	59,686,627	38,522,905	31,835,506
Change in net unrealized appreciation (depreciation)	36,313,921	(42,749,091)	16,415,603
Increase in net assets resulting from operations	102,887,892	866,476	52,292,281
Distributions to shareholders
From earnings	(6,949,074)	(4,764,845)	(3,805,202)
Total distributions	(6,949,074)	(4,764,845)	(3,805,202)
From fund share transactions
Shares issued	287,469,381	277,706,355	187,434,058
Shares repurchased	(202,276,260)	(203,353,880)	(162,163,907)
Total from fund share transactions	85,193,121	74,352,475	25,270,151
Total increase	181,131,939	70,454,106	73,757,230
Net assets
Beginning of year	484,048,518	413,594,412	339,837,182
End of year	$665,180,457	$484,048,518	$413,594,412
Share activity
Shares outstanding
Beginning of year	13,475,000	11,450,000	10,750,000
Shares issued	6,850,000	7,325,000	5,300,000
Shares repurchased	(4,825,000)	(5,300,000)	(4,600,000)
End of year	15,500,000	13,475,000	11,450,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	50

Financial Highlights
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$36.35	$33.52	$31.40	$29.98	$33.43	$24.33
Net investment income[2]	0.92	0.96	0.93	0.92	0.97	0.70
Net realized and unrealized gain (loss) on investments	5.51	3.01	2.17	1.30	(3.34)	8.99
Total from investment operations	6.43	3.97	3.10	2.22	(2.37)	9.69
Less distributions
From net investment income	(1.33)	(1.14)	(0.98)	(0.80)	(1.08)	(0.59)
Total distributions	(1.33)	(1.14)	(0.98)	(0.80)	(1.08)	(0.59)
Net asset value, end of period	$41.45	$36.35	$33.52	$31.40	$29.98	$33.43
Total return (%)[3]	17.91[4]	12.23	10.12	7.79	(7.45)	40.26
Ratios and supplemental data
Net assets, end of period (in millions)	$1,165	$680	$704	$487	$483	$485
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43[5]	0.43	0.43	0.43	0.42	0.43
Expenses including reductions	0.39[5]	0.39	0.39	0.39	0.39	0.39
Net investment income	2.48[5]	2.81	2.95	3.26	2.92	2.43
Portfolio turnover (%)[6]	25	13	15	12	10	8

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$26.85	$26.19	$24.25	$26.33	$31.19	$21.61
Net investment income[2]	0.63	0.68	0.62	0.79	0.72	0.50
Net realized and unrealized gain (loss) on investments	6.26	0.74	2.05	(2.21)	(4.79)	9.57
Total from investment operations	6.89	1.42	2.67	(1.42)	(4.07)	10.07
Less distributions
From net investment income	(0.79)	(0.76)	(0.73)	(0.66)	(0.79)	(0.49)
Total distributions	(0.79)	(0.76)	(0.73)	(0.66)	(0.79)	(0.49)
Net asset value, end of period	$32.95	$26.85	$26.19	$24.25	$26.33	$31.19
Total return (%)[3]	25.83[4]	5.50	11.19	(5.32)	(13.33)	46.99
Ratios and supplemental data
Net assets, end of period (in millions)	$751	$577	$678	$703	$661	$736
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58[5]	0.58	0.58	0.58	0.56	0.55
Expenses including reductions	0.49[5]	0.49	0.49	0.49	0.49	0.49
Net investment income	2.17[5]	2.53	2.51	3.28	2.43	1.89
Portfolio turnover (%)[6]	23	13	14	10	12	25

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
51	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$66.66	$61.79	$52.26	$52.21	$53.37	$36.16
Net investment income[2]	0.81	0.83	0.81	0.76	0.63	0.66
Net realized and unrealized gain (loss) on investments	11.60	4.85	9.54	0.01	(1.15)	17.30
Total from investment operations	12.41	5.68	10.35	0.77	(0.52)	17.96
Less distributions
From net investment income	(0.84)	(0.81)	(0.82)	(0.72)	(0.64)	(0.75)
Total distributions	(0.84)	(0.81)	(0.82)	(0.72)	(0.64)	(0.75)
Net asset value, end of period	$78.23	$66.66	$61.79	$52.26	$52.21	$53.37
Total return (%)[3]	18.64[4]	9.16	19.95	1.57	(1.06)	50.22
Ratios and supplemental data
Net assets, end of period (in millions)	$1,019	$892	$834	$719	$782	$706
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32[5]	0.32	0.32	0.32	0.32	0.31
Expenses including reductions	0.29[5]	0.29	0.29	0.29	0.29	0.29
Net investment income	1.15[5]	1.21	1.42	1.51	1.12	1.50
Portfolio turnover (%)[6]	4	4	6	5	4	7

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$56.15	$54.15	$47.53	$48.75	$51.54	$32.39
Net investment income[2]	0.64	0.61	0.64	0.60	0.44	0.39
Net realized and unrealized gain (loss) on investments	10.97	2.00	6.60	(1.28)	(2.83)	19.23
Total from investment operations	11.61	2.61	7.24	(0.68)	(2.39)	19.62
Less distributions
From net investment income	(0.64)	(0.61)	(0.62)	(0.54)	(0.40)	(0.47)
Total distributions	(0.64)	(0.61)	(0.62)	(0.54)	(0.40)	(0.47)
Net asset value, end of period	$67.12	$56.15	$54.15	$47.53	$48.75	$51.54
Total return (%)[3]	20.73[4]	4.79	15.31	(1.37)	(4.72)	61.03
Ratios and supplemental data
Net assets, end of period (in millions)	$4,891	$3,790	$3,632	$2,961	$2,411	$2,163
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.42	0.42	0.42	0.42	0.42
Expenses including reductions	0.41[5]	0.41	0.42	0.42	0.41	0.41
Net investment income	1.09[5]	1.05	1.28	1.28	0.84	0.96
Portfolio turnover (%)[6]	19	12	13	14	10	20

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	52

MULTIFACTOR SMALL CAP ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$35.92	$36.12	$31.61	$31.99	$35.30	$21.77
Net investment income[2]	0.47	0.41	0.37	0.35	0.31	0.36
Net realized and unrealized gain (loss) on investments	6.99	(0.23)	4.50	(0.38)	(3.23)	13.51
Total from investment operations	7.46	0.18	4.87	(0.03)	(2.92)	13.87
Less distributions
From net investment income	(0.47)	(0.38)	(0.36)	(0.35)	(0.39)	(0.34)
Total distributions	(0.47)	(0.38)	(0.36)	(0.35)	(0.39)	(0.34)
Net asset value, end of period	$42.91	$35.92	$36.12	$31.61	$31.99	$35.30
Total return (%)[3]	20.84[4]	0.43	15.43	(0.06)	(8.39)	64.17
Ratios and supplemental data
Net assets, end of period (in millions)	$665	$484	$414	$340	$377	$426
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45[5]	0.46	0.47	0.47	0.45	0.45
Expenses including reductions	0.42[5]	0.42	0.42	0.42	0.42	0.42
Net investment income	1.23[5]	1.04	1.10	1.12	0.90	1.31
Portfolio turnover (%)[6]	43	66	57	44	40	56

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
53	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
On December 9-11, 2025, the Board of Trustees approved a change of the fiscal year end of the funds from April 30 to March 31.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
| JOHN HANCOCK MULTIFACTOR ETFS	54

The following is a summary of the values by input classification of the funds’ investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$75,572,175	$75,572,175	—	—
Austria	4,028,166	4,028,166	—	—
Belgium	12,868,745	12,868,745	—	—
Chile	1,667,574	1,667,574	—	—
Denmark	19,072,032	19,072,032	—	—
Finland	14,639,123	14,639,123	—	—
France	133,489,668	133,489,668	—	—
Germany	114,018,789	114,018,789	—	—
Hong Kong	28,130,140	28,130,140	—	—
Ireland	6,700,871	6,700,871	—	—
Israel	8,031,787	8,010,322	$21,465	—
Italy	36,544,056	36,544,056	—	—
Japan	275,831,145	275,831,145	—	—
Luxembourg	4,253,298	4,253,298	—	—
Macau	174,991	174,991	—	—
Mexico	834,493	834,493	—	—
Netherlands	49,406,817	49,406,817	—	—
New Zealand	1,929,741	1,929,741	—	—
Norway	7,105,763	7,105,763	—	—
Portugal	2,236,429	2,236,429	—	—
Singapore	23,137,344	23,137,344	—	—
Spain	41,748,635	41,748,635	—	—
Sweden	37,350,065	37,350,065	—	—
Switzerland	97,137,365	97,137,365	—	—
United Arab Emirates	—	—	—	—
United Kingdom	149,790,861	149,790,861	—	—
United States	425,660	425,660	—	—
Preferred securities	6,847,535	6,847,535	—	—
Rights	374	—	374	—
Short-term investments	20,462,982	20,462,982	—	—
Total investments in securities	$1,173,436,624	$1,173,414,785	$21,839	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Australia	$313,104	$313,104	—	—
Brazil	32,361,152	32,361,152	—	—
Chile	3,922,243	3,922,243	—	—
China	174,686,742	174,686,742	—	—
Hong Kong	7,568,026	7,568,026	—	—
India	126,184,692	126,184,692	—	—
Indonesia	8,709,037	8,709,037	—	—
Ireland	8,456,008	8,456,008	—	—
Luxembourg	186,336	186,336	—	—
Malaysia	13,295,189	13,295,189	—	—
Mexico	19,812,783	19,812,783	—	—
Netherlands	514,683	514,683	—	—
Philippines	4,126,357	4,126,357	—	—
55	JOHN HANCOCK MULTIFACTOR ETFS |

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Poland	$12,228,192	$12,228,192	—	—
Russia	—	—	—	—
Saudi Arabia	22,703,458	22,703,458	—	—
Singapore	2,858,356	2,858,356	—	—
South Africa	31,924,548	31,924,548	—	—
South Korea	118,317,202	118,317,202	—	—
Taiwan	127,186,278	127,186,278	—	—
Thailand	12,351,832	12,351,832	—	—
Turkey	4,485,267	4,485,267	—	—
United Kingdom	2,773,010	2,773,010	—	—
United States	1,265,080	1,265,080	—	—
Preferred securities	12,522,559	12,522,559	—	—
Short-term investments	5,033,430	5,033,430	—	—
Total investments in securities	$753,785,564	$753,785,564	—	—
Derivatives:
Assets
Futures	$6,463	$6,463	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$79,327,189	$79,327,189	—	—
Consumer discretionary	100,735,913	100,735,913	—	—
Consumer staples	56,264,800	56,264,800	—	—
Energy	49,052,786	49,052,786	—	—
Financials	147,792,130	147,792,130	—	—
Health care	100,057,988	100,029,323	—	$28,665
Industrials	131,040,349	131,040,349	—	—
Information technology	250,050,786	250,050,786	—	—
Materials	34,641,600	34,641,600	—	—
Real estate	25,302,382	25,302,382	—	—
Utilities	43,338,292	43,338,292	—	—
Short-term investments	1,512,938	1,512,938	—	—
Total investments in securities	$1,019,117,153	$1,019,088,488	—	$28,665

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$133,771,320	$133,771,320	—	—
Consumer discretionary	491,844,082	491,844,082	—	—
Consumer staples	211,270,390	211,270,390	—	—
Energy	273,028,735	273,028,735	—	—
Financials	752,917,641	752,917,641	—	—
Health care	527,571,985	527,279,392	—	$292,593
Industrials	979,374,390	979,374,390	—	—
Information technology	675,762,156	675,762,156	—	—
Materials	287,007,521	287,007,521	—	—
Real estate	264,400,481	264,400,481	—	—
Utilities	287,655,852	287,655,852	—	—
Short-term investments	10,816,777	10,816,777	—	—
Total investments in securities	$4,895,421,330	$4,895,128,737	—	$292,593
| JOHN HANCOCK MULTIFACTOR ETFS	56

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Mid Cap ETF (continued)
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$663,954,377	$663,941,043	—	$13,334
Short-term investments	8,405,178	8,405,178	—	—
Total investments in securities	$672,359,555	$672,346,221	—	$13,334
Level 3 includes securities valued at $0. Refer to Funds’ investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at March 31, 2026.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Developed International ETF	$37,807,392	$17,043,095	$23,025,152
Multifactor Emerging Markets ETF	17,504,423	2,366,308	16,163,233
Multifactor Large Cap ETF	2,539,316	539,584	2,060,109
Multifactor Mid Cap ETF	49,355,847	6,666,040	43,940,253
Multifactor Small Cap ETF	13,018,811	7,564,974	5,776,126
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards
57	JOHN HANCOCK MULTIFACTOR ETFS |

and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds’ performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the period ended March 31, 2026 were as follows:
Fund	Commitment fee
Multifactor Developed International ETF	$3,730
Multifactor Emerging Markets ETF	3,003
Multifactor Large Cap ETF	4,865
Multifactor Mid Cap ETF	20,844
Multifactor Small Cap ETF	2,837
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2026, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of March 31, 2026:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$30,857,669	$67,082,953
Multifactor Emerging Markets ETF	27,082,058	34,029,914
Multifactor Large Cap ETF	23,691,331	52,828,036
Multifactor Mid Cap ETF	183,494,344	97,128,822
Multifactor Small Cap ETF	119,071,749	41,573,797
As of March 31, 2026, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on March 31, 2026, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Developed International ETF	$1,022,303,997	$182,572,988	$(31,440,361)	$151,132,627
| JOHN HANCOCK MULTIFACTOR ETFS	58

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Emerging Markets ETF	$578,946,272	$213,297,675	$(38,451,920)	$174,845,755
Multifactor Large Cap ETF	734,058,469	332,959,505	(47,900,821)	285,058,684
Multifactor Mid Cap ETF	4,073,409,627	1,055,559,478	(233,547,775)	822,011,703
Multifactor Small Cap ETF	643,851,397	63,777,090	(35,268,932)	28,508,158
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended March 31, 2026 was as follows:
Fund	Ordinary Income
Multifactor Developed International ETF	$27,698,736
Multifactor Emerging Markets ETF	15,618,480
Multifactor Large Cap ETF	11,132,812
Multifactor Mid Cap ETF	44,092,410
Multifactor Small Cap ETF	6,949,074
The tax character of distributions for the year ended April 30, 2025 was as follows:
Fund	Ordinary Income
Multifactor Developed International ETF	$23,913,029
Multifactor Emerging Markets ETF	18,742,260
Multifactor Large Cap ETF	11,075,181
Multifactor Mid Cap ETF	40,797,142
Multifactor Small Cap ETF	4,764,845

The tax character of distributions for the year ended April 30, 2024 was as follows:

Fund	Ordinary Income
Multifactor Developed International ETF	$16,293,074
Multifactor Emerging Markets ETF	19,525,171
Multifactor Large Cap ETF	11,097,084
Multifactor Mid Cap ETF	40,836,166
Multifactor Small Cap ETF	3,805,202
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income
Multifactor Developed International ETF	$5,760,073
Multifactor Emerging Markets ETF	546,906
Multifactor Large Cap ETF	2,849,924
Multifactor Mid Cap ETF	12,932,970
Multifactor Small Cap ETF	1,477,310
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, investments in passive foreign investment companies and redemptions in kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization
59	JOHN HANCOCK MULTIFACTOR ETFS |

and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the period ended March 31, 2026. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Developed International ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of March 31, 2026, there were no open futures contracts.	Up to $829 thousand
Multifactor Emerging Markets ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed.	Up to $1.6 million
Multifactor Large Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of March 31, 2026, there were no open futures contracts.	Up to $24.5 million, as measured during the period
Multifactor Mid Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of March 31, 2026, there were no open futures contracts.	Up to $12.6 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of March 31, 2026, there were no open futures contracts.	Up to $3.1 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at March 31, 2026 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Emerging Markets ETF	Equity	Receivable/payable for futures variation margin[1]	Futures	$6,463	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Funds’ investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2026:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$51,075
Multifactor Emerging Markets ETF	Equity	$8,341
Multifactor Large Cap ETF	Equity	$(40,802)
Multifactor Mid Cap ETF	Equity	$127,945
| JOHN HANCOCK MULTIFACTOR ETFS	60

		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Small Cap ETF	Equity	$104,616
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$(8,668)
Multifactor Emerging Markets ETF	Equity	$6,463
Multifactor Small Cap ETF	Equity	$(22,124)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Developed International ETF	0.35%
Multifactor Emerging Markets ETF	0.44%
Multifactor Large Cap ETF	0.26%
Fund	Average daily net assets
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.39%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the period ended March 31, 2026, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of each fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Large Cap ETF	0.29%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time; except for Multifactor Mid Cap ETF which expired on August 31, 2025.
61	JOHN HANCOCK MULTIFACTOR ETFS |

For the period ended March 31, 2026, the expense reductions described above amounted to the following:
Fund	Expense reimbursement
Multifactor Developed International ETF	$280,837
Multifactor Emerging Markets ETF	532,275
Multifactor Large Cap ETF	266,080
Fund	Expense reimbursement
Multifactor Mid Cap ETF	$366,698
Multifactor Small Cap ETF	191,051

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2026, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Developed International ETF	0.31%
Multifactor Emerging Markets ETF	0.35%
Multifactor Large Cap ETF	0.23%
Fund	Net Annual Effective Rate
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.36%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended March 31, 2026, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the period ended March 31, 2026, such variable and/or fixed transaction fees were approximately $(22,857), $363,594, $(4,650), $(5,200) and $(3,900) for Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Mulitfactor Large Cap ETF, Multifactor Mid Cap ETF and Multifactor Small Cap ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to for the period ended March 31, 2026. In addition, purchases and sales of in-kind transactions are aggregated below for the period ended March 31, 2026:
	Purchases		Sales
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Developed International ETF	$484,551,455	$220,779,353	$108,657,364	$218,391,947
Multifactor Emerging Markets ETF	16,440,137	211,548,015	38,641,304	145,892,642
Multifactor Large Cap ETF	55,206,740	59,315,788	104,117,220	38,087,995
Multifactor Mid Cap ETF	1,036,197,771	845,685,273	675,395,501	842,308,505
Multifactor Small Cap ETF	287,256,450	262,321,658	201,774,752	259,294,895
| JOHN HANCOCK MULTIFACTOR ETFS	62

Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 9—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust*	1,704,424	$16,563,914	$154,077,394	$(153,591,381)	$(2,175)	$(614)	$91,598	—	$17,047,138
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	236,590	$1,690,756	$20,938,770	$(20,262,821)	$(460)	$62	$72,825	—	$2,366,307
Multifactor Large Cap ETF
John Hancock Collateral Trust*	53,942	$36,256	$16,654,788	$(16,151,273)	$(315)	$53	$8,146	—	$539,509
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	665,912	$3,813,897	$274,954,518	$(272,104,576)	$(4,123)	$541	$160,133	—	$6,660,257
Multifactor Small Cap ETF
John Hancock Collateral Trust*	756,285	$1,212,438	$125,024,865	$(118,672,254)	$(1,691)	$776	$63,736	—	$7,564,134

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At March 31, 2026, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	19.3%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.8%
	Other affiliated funds	0.7%
	Total	26.8%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	19.4%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	14.5%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.1%
63	JOHN HANCOCK MULTIFACTOR ETFS |

Fund	Affiliated Fund	Affiliated Concentration
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.0%
	John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	7.7%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.9%
	Other affiliated funds	14.1%
	Total	86.7%
Multifactor Mid Cap ETF	Total other affiliated funds	3.8%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	15.5%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.0%
	Other affiliated funds	1.7%
	Total	25.2%
Note 12—Segment reporting
The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIFACTOR ETFS	64

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF and Multifactor Small Cap ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the funds’ investments, of Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF and Multifactor Small Cap ETF (five of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025, the statements of changes in net assets for the eleven-month period ended March 31, 2026 and for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for the eleven-month period ended March 31, 2026 and for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025, the changes in each of their net assets for the eleven-month period ended March 31, 2026 and for each of the two years in the period ended April 30, 2025 and each of the financial highlights for the eleven-month period ended March 31, 2026 and for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
65	JOHN HANCOCK <Fund Name - undefined> |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable period ended March 31, 2026.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Fund	Foreign sourced income	Foreign tax credit
Multifactor Developed International ETF	$24,985,331	$1,670,676
Multifactor Emerging Markets ETF	19,642,666	3,774,000
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.
| JOHN HANCOCK MULTIFACTOR ETFS	66

SHAREHOLDER MEETING

(Unaudited)
John Hancock Exchange-Traded Fund Trust held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	88,673,331	1,228,907
Christine L. Hurtsellers	88,908,859	993,379
Kenneth J. Phelan	88,618,058	1,284,180
Thomas R. Wright	88,695,923	1,206,315

Non-Independent Trustee
Kristie M. Feinberg	88,864,414	1,037,824
67	JOHN HANCOCK MULTIFACTOR ETFS |

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2A 3/2026
5/2026

Annual Financial Statements & Other N-CSR Items
John Hancock
Active Fixed Income ETFs
March 31, 2026

John Hancock
Active Fixed Income ETFs

2	Funds’ investments
78	Financial statements
86	Financial highlights
91	Notes to financial statements
102	Report of independent registered public accounting firm
104	Tax information
105	Shareholder meeting
1	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Funds’ investments
CORE BOND ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 53.9%				$1,195,243,461
(Cost $1,220,088,378)
U.S. Government 19.2%				424,680,763
U.S. Treasury
Bond	1.375	08-15-50	52,709,000	25,773,878
Bond	1.625	11-15-50	32,833,000	17,130,874
Bond	2.000	02-15-50	40,967,000	23,850,475
Bond	2.500	02-15-45	17,812,000	12,491,361
Bond	3.375	11-15-48	16,141,000	12,648,617
Bond	4.000	11-15-42	30,703,000	27,782,617
Bond	4.625	11-15-44	139,000	134,499
Bond	4.625	11-15-55	53,313,000	50,938,905
Bond	4.750	02-15-45	166,000	163,108
Bond	4.750	08-15-55	22,856,000	22,273,886
Bond	4.875	08-15-45	13,621,000	13,576,306
Bond	5.000	05-15-45	3,335,000	3,378,381
Note	3.375	02-29-28	29,071,000	28,841,612
Note	3.500	01-15-29	9,283,000	9,203,950
Note	3.500	03-15-29	32,596,000	32,308,239
Note	3.500	11-30-30	12,710,000	12,476,156
Note	3.875	03-31-31	51,810,000	51,644,044
Note	4.125	07-31-31	4,633,000	4,663,042
Note	4.125	02-15-36	41,753,000	41,100,609
Note	4.250	03-31-33	34,066,000	34,300,204
U.S. Government Agency 34.7%				770,562,698
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	60,832	56,340
15 Yr Pass Thru	2.000	06-01-36	4,864,335	4,486,889
15 Yr Pass Thru	4.000	08-01-37	2,729,170	2,686,303
15 Yr Pass Thru	4.000	08-01-37	1,515,393	1,489,697
15 Yr Pass Thru	4.000	08-01-37	2,417,647	2,374,385
15 Yr Pass Thru	4.000	06-01-40	50,459	49,256
15 Yr Pass Thru	4.500	12-01-37	899,037	895,338
30 Yr Pass Thru	2.000	03-01-52	19,614,195	16,035,136
30 Yr Pass Thru	2.500	10-01-51	32,350	27,652
30 Yr Pass Thru	2.500	11-01-51	4,590,475	3,933,854
30 Yr Pass Thru	2.500	12-01-51	1,315,392	1,121,073
30 Yr Pass Thru	3.000	03-01-43	2,437,737	2,255,084
30 Yr Pass Thru	3.000	12-01-45	932,869	850,657
30 Yr Pass Thru	3.000	05-01-46	3,715,009	3,367,768
30 Yr Pass Thru	3.000	12-01-46	7,746,835	6,996,110
30 Yr Pass Thru	3.000	12-01-46	1,862,294	1,687,644
30 Yr Pass Thru	3.000	09-01-49	4,101,939	3,669,181
30 Yr Pass Thru	3.000	10-01-49	4,080,247	3,654,879
30 Yr Pass Thru	3.000	12-01-49	3,130,296	2,803,960
30 Yr Pass Thru	3.000	02-01-50	54,266	48,643
30 Yr Pass Thru	3.000	11-01-50	1,582,140	1,409,785
30 Yr Pass Thru	3.000	09-01-51	79,428	70,875
30 Yr Pass Thru	3.000	02-01-52	4,131,691	3,672,554
30 Yr Pass Thru	3.000	05-01-52	76,006	67,940
30 Yr Pass Thru	3.000	06-01-52	5,068,847	4,510,320
30 Yr Pass Thru	3.000	06-01-52	54,311	48,463
30 Yr Pass Thru	3.500	10-01-46	3,327,614	3,082,056
30 Yr Pass Thru	3.500	04-01-47	1,796,785	1,682,389
30 Yr Pass Thru	3.500	08-01-47	4,237,526	3,927,160
30 Yr Pass Thru	3.500	12-01-49	2,757,412	2,543,389
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-50	76,278	$70,548
30 Yr Pass Thru	3.500	07-01-50	83,980	77,698
30 Yr Pass Thru	3.500	01-01-52	74,397	68,693
30 Yr Pass Thru	3.500	03-01-52	2,441,272	2,255,602
30 Yr Pass Thru	3.500	03-01-52	5,167,848	4,757,045
30 Yr Pass Thru	3.500	03-01-52	2,454,445	2,266,240
30 Yr Pass Thru	3.500	03-01-52	85,128	78,494
30 Yr Pass Thru	3.500	04-01-52	11,561,856	10,675,298
30 Yr Pass Thru	3.500	07-01-52	1,831,297	1,685,151
30 Yr Pass Thru	3.500	07-01-52	3,657,632	3,368,022
30 Yr Pass Thru	3.500	07-01-52	2,753,993	2,534,212
30 Yr Pass Thru	3.500	11-01-52	34,626	32,123
30 Yr Pass Thru	4.000	08-01-48	3,804,058	3,641,043
30 Yr Pass Thru	4.000	08-01-49	6,519,393	6,185,611
30 Yr Pass Thru	4.000	05-01-52	6,455,513	6,104,828
30 Yr Pass Thru	4.000	05-01-52	92,613	87,958
30 Yr Pass Thru	4.000	06-01-52	6,473,141	6,115,430
30 Yr Pass Thru	4.000	06-01-52	61,561	58,275
30 Yr Pass Thru	4.000	06-01-52	4,753,897	4,513,477
30 Yr Pass Thru	4.000	07-01-52	61,527	58,454
30 Yr Pass Thru	4.000	07-01-52	63,231	59,796
30 Yr Pass Thru	4.000	08-01-52	3,538,031	3,345,833
30 Yr Pass Thru	4.000	08-01-52	10,290,854	9,757,548
30 Yr Pass Thru	4.000	11-01-52	64,818	61,425
30 Yr Pass Thru	4.000	12-01-52	61,659	58,579
30 Yr Pass Thru	4.000	12-01-52	42,061	40,263
30 Yr Pass Thru	4.000	04-01-53	2,071,097	1,967,649
30 Yr Pass Thru	4.000	04-01-53	2,074,301	1,966,804
30 Yr Pass Thru	4.000	01-01-54	63,288	59,672
30 Yr Pass Thru	4.000	01-01-54	13,014	12,282
30 Yr Pass Thru	4.500	07-01-52	2,025,169	1,969,443
30 Yr Pass Thru	4.500	07-01-52	55,558	54,463
30 Yr Pass Thru	4.500	08-01-52	6,012,733	5,851,041
30 Yr Pass Thru	4.500	08-01-52	5,197,873	5,058,094
30 Yr Pass Thru	4.500	09-01-52	3,152,541	3,064,808
30 Yr Pass Thru	4.500	09-01-52	3,735,930	3,638,967
30 Yr Pass Thru	4.500	09-01-52	44,805	43,409
30 Yr Pass Thru	4.500	12-01-52	2,024,850	1,967,868
30 Yr Pass Thru	4.500	02-01-53	41,621	40,541
30 Yr Pass Thru	4.500	02-01-53	57,424	55,665
30 Yr Pass Thru	4.500	03-01-53	60,233	58,481
30 Yr Pass Thru	4.500	04-01-53	1,721,584	1,675,826
30 Yr Pass Thru	4.500	02-01-54	59,202	57,480
30 Yr Pass Thru	4.500	02-01-54	2,607,845	2,534,456
30 Yr Pass Thru	4.500	06-01-54	7,303,240	7,106,664
30 Yr Pass Thru	5.000	08-01-52	8,435,884	8,411,132
30 Yr Pass Thru	5.000	08-01-52	60,143	59,797
30 Yr Pass Thru	5.000	10-01-52	3,969,560	3,946,749
30 Yr Pass Thru	5.000	12-01-52	10,717,806	10,649,517
30 Yr Pass Thru	5.000	02-01-53	6,458,813	6,419,678
30 Yr Pass Thru	5.000	03-01-53	49,232	49,026
30 Yr Pass Thru	5.000	04-01-53	63,825	63,598
30 Yr Pass Thru	5.000	04-01-53	67,112	66,768
30 Yr Pass Thru	5.000	06-01-53	1,420,476	1,408,762
30 Yr Pass Thru	5.000	07-01-53	11,525,255	11,466,227
30 Yr Pass Thru	5.000	07-01-53	1,689,157	1,681,034
30 Yr Pass Thru	5.000	08-01-53	5,331,758	5,306,117
3	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-53	64,542	$64,131
30 Yr Pass Thru	5.000	11-01-54	69,427	68,920
30 Yr Pass Thru	5.000	12-01-54	3,098,351	3,080,546
30 Yr Pass Thru	5.000	12-01-54	6,314	6,277
30 Yr Pass Thru	5.000	12-01-54	42,720	42,515
30 Yr Pass Thru	5.000	01-01-55	11,806,872	11,731,643
30 Yr Pass Thru	5.000	01-01-56	89,394	88,908
30 Yr Pass Thru	5.500	11-01-52	54,861	55,783
30 Yr Pass Thru	5.500	06-01-53	3,281,593	3,337,747
30 Yr Pass Thru	5.500	07-01-53	3,587,689	3,649,081
30 Yr Pass Thru	5.500	09-01-53	2,213,287	2,251,160
30 Yr Pass Thru	5.500	04-01-54	4,434,859	4,509,994
30 Yr Pass Thru	5.500	11-01-54	4,152,200	4,205,317
30 Yr Pass Thru	5.500	01-01-55	1,658,275	1,677,064
30 Yr Pass Thru	5.500	01-01-55	28,210	28,737
30 Yr Pass Thru	5.500	02-01-55	1,102,019	1,121,738
30 Yr Pass Thru	5.500	02-01-55	3,886,505	3,947,545
30 Yr Pass Thru	5.500	04-01-55	5,031,815	5,103,373
30 Yr Pass Thru	5.500	05-01-55	4,996,498	5,079,655
30 Yr Pass Thru	5.500	09-01-55	3,881,196	3,919,411
Federal National Mortgage Association
15 Yr Pass Thru	1.500	12-01-35	56,043	50,652
15 Yr Pass Thru	1.500	11-01-36	57,209	51,584
15 Yr Pass Thru	2.000	07-01-36	62,022	57,152
15 Yr Pass Thru	2.000	04-01-37	5,190,506	4,787,751
15 Yr Pass Thru	2.500	08-01-35	5,120,848	4,850,486
15 Yr Pass Thru	2.500	03-01-36	60,050	56,791
15 Yr Pass Thru	2.500	05-01-36	7,527,469	7,158,275
15 Yr Pass Thru	3.000	03-01-33	4,301,946	4,184,957
15 Yr Pass Thru	3.000	07-01-37	51,570	49,249
15 Yr Pass Thru	4.000	10-01-37	3,632,765	3,571,165
15 Yr Pass Thru	4.000	01-01-38	2,127,374	2,086,647
15 Yr Pass Thru	4.500	11-01-37	5,052,613	5,042,876
15 Yr Pass Thru	4.500	12-01-37	1,780,637	1,777,206
30 Yr Pass Thru	2.000	06-01-50	83,631	68,135
30 Yr Pass Thru	2.000	07-01-50	84,072	68,494
30 Yr Pass Thru	2.000	12-01-50	5,165,466	4,224,523
30 Yr Pass Thru	2.000	07-01-51	6,234,794	5,075,681
30 Yr Pass Thru	2.000	07-01-51	2,426,806	1,975,638
30 Yr Pass Thru	2.000	02-01-52	3,813,529	3,084,295
30 Yr Pass Thru	2.000	03-01-52	74,225	60,681
30 Yr Pass Thru	2.500	01-01-50	90,969	77,615
30 Yr Pass Thru	2.500	09-01-50	91,432	77,039
30 Yr Pass Thru	2.500	12-01-50	17,363,432	14,874,343
30 Yr Pass Thru	2.500	08-01-51	3,946,328	3,376,913
30 Yr Pass Thru	2.500	08-01-51	3,907,629	3,343,798
30 Yr Pass Thru	2.500	10-01-51	2,293,783	1,962,814
30 Yr Pass Thru	2.500	11-01-51	11,448,204	9,828,542
30 Yr Pass Thru	2.500	01-01-52	5,284,669	4,512,236
30 Yr Pass Thru	2.500	01-01-52	91,360	77,721
30 Yr Pass Thru	2.500	01-01-52	63,425	54,204
30 Yr Pass Thru	2.500	03-01-52	17,804,666	15,199,468
30 Yr Pass Thru	2.500	04-01-52	62,959	53,924
30 Yr Pass Thru	2.500	04-01-52	80,478	68,715
30 Yr Pass Thru	3.000	01-01-43	308,672	283,714
30 Yr Pass Thru	3.000	12-01-45	2,500,213	2,265,969
30 Yr Pass Thru	3.000	08-01-46	2,182,226	1,970,413
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-47	2,182,896	$1,973,064
30 Yr Pass Thru	3.000	02-01-47	2,167,793	1,962,122
30 Yr Pass Thru	3.000	10-01-47	4,995,179	4,508,770
30 Yr Pass Thru	3.000	11-01-48	625,308	563,245
30 Yr Pass Thru	3.000	11-01-48	1,875,026	1,696,858
30 Yr Pass Thru	3.000	09-01-49	3,510,870	3,092,196
30 Yr Pass Thru	3.000	10-01-49	4,393,015	3,937,786
30 Yr Pass Thru	3.000	11-01-49	3,526,813	3,106,238
30 Yr Pass Thru	3.000	11-01-49	312,249	279,697
30 Yr Pass Thru	3.000	11-01-49	2,522,690	2,256,544
30 Yr Pass Thru	3.000	01-01-50	79,917	71,211
30 Yr Pass Thru	3.000	02-01-50	4,480,746	3,946,414
30 Yr Pass Thru	3.000	03-01-50	80,212	71,349
30 Yr Pass Thru	3.000	11-01-51	76,660	68,213
30 Yr Pass Thru	3.000	12-01-51	3,189,509	2,827,298
30 Yr Pass Thru	3.000	12-01-51	3,489,731	3,103,023
30 Yr Pass Thru	3.000	01-01-52	6,005,523	5,343,785
30 Yr Pass Thru	3.000	02-01-52	318,195	282,836
30 Yr Pass Thru	3.000	02-01-52	4,672,859	4,152,124
30 Yr Pass Thru	3.000	02-01-52	4,129,949	3,642,612
30 Yr Pass Thru	3.000	03-01-52	15,199,889	13,515,541
30 Yr Pass Thru	3.000	03-01-52	54,414	48,367
30 Yr Pass Thru	3.000	03-01-52	55,270	49,404
30 Yr Pass Thru	3.000	05-01-52	32,274	28,687
30 Yr Pass Thru	3.000	05-01-52	943,711	842,379
30 Yr Pass Thru	3.000	05-01-52	81,023	71,392
30 Yr Pass Thru	3.500	04-01-45	3,574,459	3,346,983
30 Yr Pass Thru	3.500	07-01-47	6,910,834	6,462,980
30 Yr Pass Thru	3.500	11-01-47	5,731,309	5,341,984
30 Yr Pass Thru	3.500	01-01-48	2,710,694	2,519,781
30 Yr Pass Thru	3.500	06-01-49	4,843,787	4,504,155
30 Yr Pass Thru	3.500	06-01-49	53,385	49,625
30 Yr Pass Thru	3.500	07-01-49	53,916	50,001
30 Yr Pass Thru	3.500	08-01-49	53,469	49,469
30 Yr Pass Thru	3.500	03-01-50	3,375,144	3,094,190
30 Yr Pass Thru	3.500	04-01-50	54,104	50,040
30 Yr Pass Thru	3.500	06-01-50	3,033,618	2,805,741
30 Yr Pass Thru	3.500	03-01-51	4,876,932	4,507,543
30 Yr Pass Thru	3.500	07-01-51	76,668	70,909
30 Yr Pass Thru	3.500	01-01-52	77,624	71,187
30 Yr Pass Thru	3.500	02-01-52	2,414,263	2,236,683
30 Yr Pass Thru	3.500	04-01-52	3,066,697	2,827,711
30 Yr Pass Thru	3.500	04-01-52	76,202	70,240
30 Yr Pass Thru	3.500	05-01-52	2,742,091	2,526,687
30 Yr Pass Thru	3.500	05-01-52	6,126,443	5,627,952
30 Yr Pass Thru	3.500	08-01-52	5,482,699	5,048,581
30 Yr Pass Thru	3.500	09-01-52	3,672,208	3,376,853
30 Yr Pass Thru	3.500	09-01-52	2,465,008	2,262,820
30 Yr Pass Thru	3.500	12-01-52	3,994,924	3,688,595
30 Yr Pass Thru	3.500	08-01-53	2,752,988	2,547,912
30 Yr Pass Thru	4.000	01-01-42	2,576,502	2,513,934
30 Yr Pass Thru	4.000	03-01-42	867,196	843,313
30 Yr Pass Thru	4.000	03-01-42	581,473	565,285
30 Yr Pass Thru	4.000	06-01-43	2,876,078	2,804,104
30 Yr Pass Thru	4.000	09-01-43	6,683,193	6,487,773
30 Yr Pass Thru	4.000	12-01-43	1,453,191	1,410,277
30 Yr Pass Thru	4.000	03-01-44	1,448,806	1,409,433
5	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-44	2,278,302	$2,215,553
30 Yr Pass Thru	4.000	04-01-48	3,217,048	3,079,484
30 Yr Pass Thru	4.000	01-01-49	592,629	562,472
30 Yr Pass Thru	4.000	05-01-49	62,169	59,006
30 Yr Pass Thru	4.000	07-01-49	1,466,639	1,400,258
30 Yr Pass Thru	4.000	07-01-49	1,471,584	1,404,519
30 Yr Pass Thru	4.000	02-01-50	2,363,618	2,247,775
30 Yr Pass Thru	4.000	03-01-51	8,816,538	8,400,963
30 Yr Pass Thru	4.000	08-01-51	4,686,810	4,473,217
30 Yr Pass Thru	4.000	04-01-52	887,209	842,895
30 Yr Pass Thru	4.000	05-01-52	4,153,477	3,927,846
30 Yr Pass Thru	4.000	05-01-52	4,121,848	3,909,529
30 Yr Pass Thru	4.000	05-01-52	62,718	59,346
30 Yr Pass Thru	4.000	05-01-52	41,754	39,969
30 Yr Pass Thru	4.000	06-01-52	1,449,901	1,382,918
30 Yr Pass Thru	4.000	06-01-52	62,690	59,442
30 Yr Pass Thru	4.000	06-01-52	2,973,787	2,812,241
30 Yr Pass Thru	4.000	06-01-52	65,827	62,338
30 Yr Pass Thru	4.000	06-01-52	7,310	6,944
30 Yr Pass Thru	4.000	06-01-52	41,826	39,959
30 Yr Pass Thru	4.000	07-01-52	15,319,011	14,509,810
30 Yr Pass Thru	4.000	07-01-52	3,246,421	3,078,181
30 Yr Pass Thru	4.000	07-01-52	2,665,999	2,527,838
30 Yr Pass Thru	4.000	07-01-52	2,910,755	2,755,362
30 Yr Pass Thru	4.000	09-01-52	9,390	8,854
30 Yr Pass Thru	4.000	01-01-53	62,124	59,351
30 Yr Pass Thru	4.500	06-01-52	3,754,343	3,653,383
30 Yr Pass Thru	4.500	06-01-52	8,927,683	8,682,024
30 Yr Pass Thru	4.500	06-01-52	3,403,436	3,306,595
30 Yr Pass Thru	4.500	07-01-52	7,128,100	6,931,959
30 Yr Pass Thru	4.500	07-01-52	4,906,269	4,771,265
30 Yr Pass Thru	4.500	07-01-52	61,929	60,264
30 Yr Pass Thru	4.500	08-01-52	4,627,646	4,485,848
30 Yr Pass Thru	4.500	08-01-52	3,166,526	3,075,436
30 Yr Pass Thru	4.500	08-01-52	58,133	56,842
30 Yr Pass Thru	4.500	08-01-52	61,870	59,974
30 Yr Pass Thru	4.500	08-01-52	5,187,398	5,044,659
30 Yr Pass Thru	4.500	09-01-52	5,997,954	5,847,906
30 Yr Pass Thru	4.500	09-01-52	2,011,720	1,956,993
30 Yr Pass Thru	4.500	09-01-52	59,406	57,678
30 Yr Pass Thru	4.500	10-01-52	284,449	277,333
30 Yr Pass Thru	4.500	10-01-52	2,584,244	2,512,327
30 Yr Pass Thru	4.500	10-01-52	2,295,252	2,235,681
30 Yr Pass Thru	4.500	10-01-52	8,984,405	8,703,494
30 Yr Pass Thru	4.500	10-01-52	62,444	60,823
30 Yr Pass Thru	4.500	11-01-52	2,868,093	2,790,069
30 Yr Pass Thru	4.500	11-01-52	58,914	57,385
30 Yr Pass Thru	4.500	03-01-53	8,969,816	8,689,360
30 Yr Pass Thru	4.500	04-01-53	2,583,454	2,512,366
30 Yr Pass Thru	4.500	04-01-53	6,532,919	6,400,110
30 Yr Pass Thru	4.500	06-01-53	62,260	60,508
30 Yr Pass Thru	4.500	01-01-54	62,209	60,517
30 Yr Pass Thru	4.500	04-01-54	63,599	61,730
30 Yr Pass Thru	4.500	01-01-56	74,681	72,410
30 Yr Pass Thru	5.000	08-01-52	63,355	63,208
30 Yr Pass Thru	5.000	09-01-52	2,542,332	2,533,283
30 Yr Pass Thru	5.000	09-01-52	13,726	13,677
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	09-01-52	59,652	$59,171
30 Yr Pass Thru	5.000	10-01-52	1,406,624	1,401,618
30 Yr Pass Thru	5.000	10-01-52	17,211,390	17,107,105
30 Yr Pass Thru	5.000	10-01-52	3,369,210	3,347,743
30 Yr Pass Thru	5.000	12-01-52	3,950,733	3,936,672
30 Yr Pass Thru	5.000	04-01-53	14,594,189	14,524,004
30 Yr Pass Thru	5.000	04-01-53	2,513,108	2,517,515
30 Yr Pass Thru	5.000	07-01-53	55,058	54,821
30 Yr Pass Thru	5.000	09-01-53	62,758	62,495
30 Yr Pass Thru	5.000	11-01-53	4,251,500	4,209,797
30 Yr Pass Thru	5.000	11-01-54	11,003	10,971
30 Yr Pass Thru	5.000	11-01-54	73,885	73,530
30 Yr Pass Thru	5.000	11-01-55	88,311	87,749
30 Yr Pass Thru	5.500	12-01-52	4,405,342	4,474,545
30 Yr Pass Thru	5.500	12-01-52	6,088,302	6,196,289
30 Yr Pass Thru	5.500	08-01-53	3,554,821	3,612,040
30 Yr Pass Thru	5.500	09-01-53	69,453	70,549
30 Yr Pass Thru	5.500	09-01-53	68,590	69,154
30 Yr Pass Thru	5.500	10-01-53	19,186	19,473
30 Yr Pass Thru	5.500	02-01-54	1,374,054	1,395,742
30 Yr Pass Thru	5.500	05-01-54	3,068,808	3,091,544
30 Yr Pass Thru	5.500	05-01-54	3,880,117	3,924,384
30 Yr Pass Thru	5.500	05-01-54	1,936,966	1,952,406
30 Yr Pass Thru	5.500	08-01-54	30,470	30,943
30 Yr Pass Thru	5.500	10-01-54	56,278	57,180
30 Yr Pass Thru	5.500	11-01-54	817,400	830,245
30 Yr Pass Thru	5.500	11-01-54	27,095	27,588
30 Yr Pass Thru	5.500	11-01-54	1,658,705	1,685,274
30 Yr Pass Thru	5.500	12-01-54	1,382,906	1,402,464
30 Yr Pass Thru	5.500	02-01-55	30,370	30,859
30 Yr Pass Thru	5.500	04-01-55	4,712,990	4,773,755
30 Yr Pass Thru	5.500	06-01-55	24,461	24,782
30 Yr Pass Thru	5.500	06-01-55	4,430,794	4,482,728
30 Yr Pass Thru	5.500	06-01-55	2,828,943	2,878,899
30 Yr Pass Thru	5.500	06-01-55	75,770	76,880

30 Yr Pass Thru	5.500	09-01-55	1,942,565	1,973,056
Corporate bonds 30.5%				$677,549,565
(Cost $692,215,427)
Communication services 1.8%				39,650,027
Diversified telecommunication services 0.3%
AT&T, Inc.	2.750	06-01-31	4,553,000	4,163,419
AT&T, Inc.	4.500	05-15-35	1,891,000	1,792,409
AT&T, Inc. (A)	4.750	04-30-33	1,390,000	1,376,833
Entertainment 0.2%
Netflix, Inc. (B)	4.875	06-15-30	2,073,000	2,102,618
WMG Acquisition Corp. (B)	3.875	07-15-30	2,693,000	2,531,155
Interactive media and services 0.3%
Alphabet, Inc.	4.400	02-15-33	2,149,000	2,122,235
Meta Platforms, Inc.	4.200	11-15-30	2,482,000	2,457,917
Meta Platforms, Inc.	4.600	11-15-32	1,734,000	1,716,988
Meta Platforms, Inc.	5.625	11-15-55	941,000	882,084
Media 0.6%
Charter Communications Operating LLC	2.800	04-01-31	2,918,000	2,619,800
Charter Communications Operating LLC	6.384	10-23-35	4,959,000	5,035,783
News Corp. (B)	3.875	05-15-29	1,732,000	1,671,509
News Corp. (B)	5.125	02-15-32	3,294,000	3,220,591
7	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.875	04-15-30	8,097,000	$7,885,433
T-Mobile USA, Inc.	5.200	01-15-33	70,000	71,253
Consumer discretionary 0.7%				16,217,771
Automobiles 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	7,032,000	7,197,260
Hyundai Capital America (B)	5.400	01-08-31	207,000	211,118
Broadline retail 0.1%
Amazon.com, Inc.	4.550	03-13-33	2,145,000	2,124,355
Hotels, restaurants and leisure 0.1%
Airbnb, Inc.	4.650	03-16-31	617,000	615,610
Marriott International, Inc.	4.500	05-01-33	966,000	933,366
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	1,809,000	1,777,247
Specialty retail 0.2%
The Home Depot, Inc.	3.250	04-15-32	1,287,000	1,201,308
The Home Depot, Inc.	4.950	06-25-34	2,142,000	2,157,507
Consumer staples 0.7%				15,407,181
Food products 0.5%
JBS NV	3.625	01-15-32	2,680,000	2,482,457
JBS NV	5.750	04-01-33	2,680,000	2,766,404
JBS NV	5.950	04-20-35	690,000	716,264
Mars, Inc. (B)	4.800	03-01-30	2,049,000	2,070,564
Mars, Inc. (B)	5.000	03-01-32	1,468,000	1,485,431
Pilgrim’s Pride Corp.	6.250	07-01-33	1,711,000	1,791,725
Personal care products 0.2%
Kenvue, Inc.	4.850	05-22-32	2,962,000	2,993,548
Kenvue, Inc.	4.900	03-22-33	1,092,000	1,100,788
Energy 3.4%				75,715,570
Oil, gas and consumable fuels 3.4%
Antero Resources Corp. (B)	5.375	03-01-30	2,501,000	2,513,743
BP Capital Markets America, Inc.	4.812	02-13-33	1,097,000	1,100,550
Cheniere Energy Partners LP	3.250	01-31-32	5,172,000	4,713,812
Cheniere Energy Partners LP	5.550	10-30-35	7,000	7,128
Cheniere Energy Partners LP	5.950	06-30-33	2,734,000	2,866,082
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	1,728,000	1,716,619
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	3,845,000	3,934,275
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	2,161,000	2,276,971
Continental Resources, Inc. (B)	2.875	04-01-32	1,681,000	1,472,377
Continental Resources, Inc. (B)	5.750	01-15-31	2,509,000	2,557,074
Devon Energy Corp.	5.200	09-15-34	2,055,000	2,060,149
DT Midstream, Inc. (B)	4.375	06-15-31	4,897,000	4,720,375
DT Midstream, Inc. (B)	5.800	12-15-34	1,067,000	1,095,487
Energy Transfer LP	5.150	03-15-45	1,996,000	1,737,347
Energy Transfer LP	5.600	09-01-34	1,712,000	1,744,810
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	4,864,000	4,820,631
Enterprise Products Operating LLC	5.350	01-31-33	1,169,000	1,205,751
EOG Resources, Inc.	5.000	07-15-32	1,191,000	1,205,819
Expand Energy Corp.	4.750	02-01-32	2,134,000	2,079,302
MPLX LP	4.950	09-01-32	1,779,000	1,770,935
MPLX LP	5.000	03-01-33	1,707,000	1,697,414
Occidental Petroleum Corp.	5.375	01-01-32	1,515,000	1,537,699
Occidental Petroleum Corp.	6.450	09-15-36	4,602,000	4,917,232
Occidental Petroleum Corp.	6.625	09-01-30	712,000	765,636
Ovintiv, Inc.	6.250	07-15-33	1,060,000	1,118,431
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	8

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	7.200	11-01-31	357,000	$392,312
Permian Resources Operating LLC (B)	6.250	02-01-33	824,000	839,356
Plains All American Pipeline LP	4.700	01-15-31	1,098,000	1,094,658
Sabine Pass Liquefaction LLC	4.500	05-15-30	5,742,000	5,700,311
Targa Resources Corp.	5.500	02-15-35	1,746,000	1,761,529
Targa Resources Corp.	6.150	03-01-29	1,743,000	1,815,947
Targa Resources Partners LP	4.000	01-15-32	2,253,000	2,135,180
Viper Energy Partners LLC	4.900	08-01-30	730,000	729,518
Western Midstream Operating LP	4.050	02-01-30	2,427,000	2,356,798
Western Midstream Operating LP	5.450	11-15-34	1,081,000	1,070,428
Whistler Pipeline LLC (B)	5.400	09-30-29	1,051,000	1,076,584
Whistler Pipeline LLC (B)	5.700	09-30-31	1,078,000	1,107,300
Financials 11.4%				253,089,863
Banks 6.4%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,901,000	3,603,882
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,718,000	6,087,976
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	6,546,000	6,431,546
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	5,534,000	5,521,068
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	591,000	590,986
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	4,098,000	4,201,454
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	1,689,000	1,510,884
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,452,000	3,573,229
Citizens Financial Group, Inc.	3.250	04-30-30	382,000	360,165
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,023,000	2,047,099
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	368,000	364,687
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,922,000	4,031,452
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	1,971,000	2,112,444
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,090,000	1,090,164
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	2,121,000	2,186,356
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,718,000	1,772,731
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	3,231,000	3,121,651
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,853,000	2,828,966
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,879,000	2,813,862
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,756,000	1,779,180
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,782,000	1,809,007
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,080,000	1,099,989
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,370,000	1,421,264
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	1,438,000	1,417,706
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,277,000	2,281,856
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	1,717,000	1,741,376
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,450,000	3,492,720
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	5,910,000	5,985,094
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,546,000	1,593,410
KeyBank NA	5.000	01-26-33	2,872,000	2,830,632
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	990,000	999,766
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	1,107,000	1,084,147
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	998,000	1,058,121
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	2,176,000	2,158,257
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,351,000	1,365,158
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,559,000	2,537,932
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	2,557,000	2,548,775
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	1,103,000	1,097,672
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	1,085,000	1,074,537
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	5,635,000	5,642,675
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,399,000	1,434,735
9	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	2,488,000	$2,485,785
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,381,000	2,373,081
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,760,000	1,796,793
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,672,000	1,751,129
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	1,691,000	1,705,837
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,353,000	2,383,923
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,476,000	4,663,668
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,739,000	1,838,489
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	2,408,000	2,379,771
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	1,763,000	1,788,311
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	950,000	972,897
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,464,000	2,571,752
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	1,062,000	1,078,559
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,405,000	6,799,165
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	70,000	71,097
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	1,782,000	1,774,119
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,477,000	1,505,626
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,161,000	3,422,585
Capital markets 2.2%
Ares Strategic Income Fund (B)	5.150	01-15-31	2,654,000	2,506,623
Ares Strategic Income Fund (B)	5.450	09-09-28	1,115,000	1,103,397
Ares Strategic Income Fund	5.600	02-15-30	1,728,000	1,681,427
Ares Strategic Income Fund (B)	5.800	09-09-30	2,442,000	2,374,570
Ares Strategic Income Fund	6.200	03-21-32	1,342,000	1,315,305
Ares Strategic Income Fund	6.350	08-15-29	373,000	374,193
Blackstone Private Credit Fund	5.050	09-10-30	2,138,000	2,015,712
Blackstone Private Credit Fund	5.250	04-01-30	1,844,000	1,757,170
Blackstone Private Credit Fund	5.950	07-16-29	1,363,000	1,342,859
Blackstone Private Credit Fund	7.300	11-27-28	1,379,000	1,407,220
Cantor Fitzgerald LP (B)	7.200	12-12-28	4,817,000	5,004,296
HPS Corporate Lending Fund (B)	5.150	04-02-29	743,000	721,936
HPS Corporate Lending Fund (B)	5.450	11-15-30	735,000	702,833
HPS Corporate Lending Fund	5.950	04-14-32	364,000	351,684
Intercontinental Exchange, Inc.	4.600	03-15-33	1,197,000	1,180,311
Lazard Group LLC	4.375	03-11-29	1,850,000	1,828,441
Lazard Group LLC	6.000	03-15-31	1,736,000	1,803,299
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,028,000	899,992
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,052,000	4,346,679
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	2,575,000	2,557,662
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	70,000	70,985
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	2,946,000	2,956,217
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	905,000	890,955
S&P Global, Inc.	2.900	03-01-32	907,000	827,103
Sixth Street Lending Partners	5.750	01-15-30	729,000	718,061
Sixth Street Lending Partners	6.125	07-15-30	725,000	720,752
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,482,000	1,501,552
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (C)	4.000	12-01-30	43,000	39,777
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,655,000	5,977,874
Consumer finance 0.6%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	2,933,000	2,881,023
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,425,000	1,447,224
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,730,000	1,735,026
Ally Financial, Inc.	8.000	11-01-31	1,984,000	2,199,913
Capital One Financial Corp.	6.700	11-29-32	3,559,000	3,866,671
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.7%
Apollo Debt Solutions BDC	6.700	07-29-31	2,030,000	$2,053,706
Apollo Debt Solutions BDC	6.900	04-13-29	731,000	747,953
Atlas Warehouse Lending Company LP (B)	5.250	01-15-33	606,000	586,893
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	1,352,000	1,390,454
Enact Holdings, Inc.	6.250	05-28-29	2,921,000	3,006,269
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	251,000	290,399
NMI Holdings, Inc.	6.000	08-15-29	2,792,000	2,854,178
PayPal Holdings, Inc.	4.400	06-01-32	1,131,000	1,110,570
Radian Group, Inc.	6.200	05-15-29	4,073,000	4,208,528
Insurance 1.5%
American National Global Funding (B)	4.875	01-23-31	3,983,000	3,898,423
Athene Global Funding (B)	4.721	10-08-29	1,495,000	1,470,828
Athene Global Funding (B)	5.322	11-13-31	1,779,000	1,758,771
Athene Holding, Ltd.	3.500	01-15-31	5,082,000	4,713,696
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,091,000	1,007,677
Augusta SpinCo Corp.	4.945	03-23-33	823,000	820,153
CNO Financial Group, Inc.	5.250	05-30-29	3,854,000	3,861,498
CNO Financial Group, Inc.	6.450	06-15-34	2,778,000	2,866,526
CNO Global Funding (B)	4.700	12-11-30	911,000	898,773
GA Global Funding Trust (B)	4.500	09-18-30	2,575,000	2,478,571
GA Global Funding Trust (B)	5.200	12-09-31	1,785,000	1,748,562
MassMutual Global Funding II (B)	4.350	09-17-31	1,797,000	1,763,568
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,344,000	2,393,313
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,394,000	1,387,794
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,230,000	2,596,820
Health care 2.0%				43,987,010
Biotechnology 0.7%
AbbVie, Inc.	4.400	03-15-33	16,000	15,707
AbbVie, Inc.	5.050	03-15-34	3,539,000	3,591,925
Amgen, Inc.	5.250	03-02-33	9,122,000	9,361,251
Amgen, Inc.	5.650	03-02-53	3,210,000	3,109,020
Health care equipment and supplies 0.2%
Abbott Laboratories	4.300	03-15-33	46,000	45,018
Medtronic Global Holdings SCA	4.500	03-30-33	1,196,000	1,180,923
Solventum Corp.	5.450	03-13-31	3,630,000	3,724,270
Health care providers and services 0.5%
Cencora, Inc.	2.800	05-15-30	2,281,000	2,127,610
CVS Health Corp.	5.000	09-15-32	1,424,000	1,425,142
HCA, Inc.	4.300	11-15-30	737,000	724,826
HCA, Inc.	4.600	11-15-32	1,474,000	1,433,735
HCA, Inc.	5.450	04-01-31	2,139,000	2,192,470
UnitedHealth Group, Inc.	5.950	06-15-55	1,183,000	1,191,731
Universal Health Services, Inc.	2.650	10-15-30	2,975,000	2,678,306
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	1,207,000	1,194,339
Pharmaceuticals 0.5%
IQVIA, Inc.	6.250	02-01-29	1,404,000	1,459,228
Merck & Company, Inc.	4.450	12-04-32	1,128,000	1,120,276
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,326,000	3,313,328
Roche Holdings, Inc. (B)	5.489	11-13-30	2,552,000	2,669,640
Royalty Pharma PLC	5.150	09-02-29	1,403,000	1,428,265
Industrials 2.2%				49,951,042
Aerospace and defense 0.4%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	40,000	39,214
11	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Lockheed Martin Corp.	5.250	01-15-33	1,450,000	$1,509,517
The Boeing Company	6.528	05-01-34	7,448,000	8,113,424
Commercial services and supplies 0.0%
Waste Management, Inc.	4.150	04-15-32	1,136,000	1,114,225
Electrical equipment 0.0%
Eaton Corp.	4.500	03-06-33	797,000	786,074
Ground transportation 0.1%
Union Pacific Corp.	2.800	02-14-32	1,226,000	1,114,910
Machinery 0.1%
Novartis Capital Corp.	4.600	03-18-33	2,155,000	2,145,842
Passenger airlines 1.6%
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,611,071	2,564,057
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,868,778	1,810,529
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,217,855	1,184,062
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,910,564	1,819,616
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,717,929	2,506,488
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,877,597	1,748,393
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,169,668	2,832,216
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	759,665	724,450
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,124,000	2,066,655
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	723,000	726,162
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,883,294	2,555,272
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	767,009	726,630
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,003,979	2,917,697
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,106,392	1,066,198
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,068,251	2,102,802
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,517,756	3,620,754
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,698,120	1,744,738
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,366,279	2,411,117
Information technology 3.4%				74,547,561
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	3,888,000	3,504,458
Motorola Solutions, Inc.	2.750	05-24-31	3,919,000	3,561,450
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	4.400	02-15-33	1,223,000	1,193,621
Jabil, Inc.	4.750	02-01-33	1,125,000	1,095,416
TD SYNNEX Corp.	2.650	08-09-31	1,268,000	1,125,176
TD SYNNEX Corp.	5.300	10-10-35	2,563,000	2,483,096
TD SYNNEX Corp.	6.100	04-12-34	1,029,000	1,061,353
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc.	3.419	04-15-33	4,767,000	4,359,057
Broadcom, Inc.	4.550	02-15-32	805,000	798,001
Broadcom, Inc.	4.800	02-15-36	2,114,000	2,061,014
Broadcom, Inc.	4.900	07-15-32	3,275,000	3,303,622
Foundry JV Holdco LLC (B)	6.100	01-25-36	3,474,000	3,578,649
Foundry JV Holdco LLC (B)	6.250	01-25-35	4,733,000	4,957,270
KLA Corp.	4.650	07-15-32	1,204,000	1,209,342
Marvell Technology, Inc.	5.950	09-15-33	3,974,000	4,205,607
Micron Technology, Inc.	2.703	04-15-32	1,629,000	1,469,607
Micron Technology, Inc.	5.650	11-01-32	1,977,000	2,086,981
Micron Technology, Inc.	5.800	01-15-35	1,734,000	1,846,255
Micron Technology, Inc.	6.050	11-01-35	1,632,000	1,760,997
Qorvo, Inc. (B)	3.375	04-01-31	2,007,000	1,815,294
Qorvo, Inc.	4.375	10-15-29	1,395,000	1,364,173
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	12

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.5%
Oracle Corp.	4.700	09-27-34	1,932,000	$1,763,181
Oracle Corp.	4.800	09-26-32	1,708,000	1,626,610
Oracle Corp.	5.250	02-03-32	1,969,000	1,933,868
Oracle Corp.	5.550	02-06-53	2,792,000	2,227,628
Oracle Corp.	5.700	02-04-36	968,000	930,721
VMware LLC	4.700	05-15-30	2,622,000	2,638,072
Technology hardware, storage and peripherals 0.7%
CDW LLC	5.100	03-01-30	1,063,000	1,061,367
Dell International LLC	4.500	02-15-31	3,457,000	3,416,138
Dell International LLC	4.750	10-06-32	2,798,000	2,758,242
Dell International LLC	5.300	04-01-32	2,739,000	2,781,526
Dell International LLC	5.400	04-15-34	4,529,000	4,569,769
Materials 0.1%				3,309,505
Construction materials 0.0%
JH North America Holdings, Inc. (B)	5.875	01-31-31	717,000	711,042
JH North America Holdings, Inc. (B)	6.125	07-31-32	713,000	710,159
Metals and mining 0.1%
Freeport-McMoRan, Inc.	5.400	11-14-34	1,861,000	1,888,304
Real estate 1.4%				30,172,772
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.250	12-15-28	1,827,000	1,805,348
Industrial REITs 0.2%
Prologis Targeted U.S. Logistics Fund LP (B)	4.250	01-15-31	921,000	901,018
Prologis Targeted U.S. Logistics Fund LP (B)	4.625	03-15-33	16,000	15,560
Prologis Targeted U.S. Logistics Fund LP (B)	5.250	01-15-35	2,960,000	2,963,455
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	3,564,000	3,222,886
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	2,341,000	2,349,563
Retail REITs 0.2%
Regency Centers LP	4.500	03-15-33	1,132,000	1,103,855
Regency Centers LP	5.000	07-15-32	2,381,000	2,398,712
Specialized REITs 0.7%
American Tower Corp.	4.700	12-15-32	1,869,000	1,836,505
American Tower Corp.	5.200	02-15-29	2,360,000	2,400,001
American Tower Corp.	5.550	07-15-33	1,914,000	1,966,889
American Tower Corp.	5.650	03-15-33	1,970,000	2,034,614
VICI Properties LP	5.125	11-15-31	3,013,000	2,991,092
VICI Properties LP	5.125	05-15-32	4,245,000	4,183,274
Utilities 3.4%				75,501,263
Electric utilities 1.7%
American Electric Power Company, Inc.	5.625	03-01-33	686,000	708,860
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	1,449,000	1,431,344
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	642,000	636,270
Constellation Energy Generation LLC	4.400	01-15-31	1,478,000	1,458,730
Constellation Energy Generation LLC	6.500	10-01-53	1,686,000	1,789,294
Duke Energy Carolinas LLC	4.950	01-15-33	2,058,000	2,089,076
Duke Energy Corp.	5.750	09-15-33	2,291,000	2,383,889
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	2,823,000	2,785,396
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,455,000	1,435,987
Eversource Energy	5.125	05-15-33	2,507,000	2,498,641
Exelon Corp.	5.125	03-15-31	1,054,000	1,072,757
13	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	693,000	$706,557
Georgia Power Company	4.950	05-17-33	1,186,000	1,195,353
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	1,563,000	1,377,282
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,728,000	1,760,403
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	718,000	740,922
NRG Energy, Inc. (B)	5.407	10-15-35	2,799,000	2,745,608
NRG Energy, Inc. (B)	7.000	03-15-33	3,794,000	4,107,346
Pacific Gas & Electric Company	5.800	05-15-34	2,233,000	2,288,132
The Southern Company	5.200	06-15-33	39,000	39,391
The Southern Company	5.700	03-15-34	1,725,000	1,787,500
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	2,752,000	2,830,556
Independent power and renewable electricity producers 0.7%
Indianapolis Power & Light Company (B)	5.650	12-01-32	3,436,000	3,551,272
Vistra Operations Company LLC (B)	4.300	07-15-29	4,450,000	4,373,228
Vistra Operations Company LLC (B)	4.700	01-31-31	1,025,000	1,008,497
Vistra Operations Company LLC (B)	6.000	04-15-34	3,514,000	3,612,276
Vistra Operations Company LLC (B)	6.950	10-15-33	2,595,000	2,823,640
Multi-utilities 1.0%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,784,000	1,768,137
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	2,694,000	2,822,674
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,029,000	1,058,972
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	1,976,000	1,963,407
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	2,605,000	2,582,087
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,895,000	1,950,278
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,039,000	1,098,940
NiSource, Inc.	3.600	05-01-30	663,000	638,897
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	2,177,000	2,143,878
San Diego Gas & Electric Company	5.200	03-15-36	625,000	623,251
Sempra	5.500	08-01-33	1,727,000	1,778,434

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,416,000	2,408,448

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,455,000	1,425,653
Municipal bonds 0.4%				$9,525,261
(Cost $9,863,260)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,194,000	1,779,290
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	2,436,000	1,844,948
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	3,911,000	2,661,772
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,185,000	870,381

Regents of the University of California Medical Center	3.006	05-15-50	3,615,000	2,368,870
Collateralized mortgage obligations 6.3%				$140,128,801
(Cost $141,705,844)
Commercial and residential 5.1%				114,072,306
A&D Mortgage Trust
Series 2026-NQM1, Class A1 (B)(D)	4.912	02-25-71	938,182	929,523
Series 2026-NQM2, Class A1 (B)(D)	4.811	03-25-71	2,154,109	2,131,160
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(D)	0.990	04-25-53	172,133	166,167
Series 2021-4, Class A1 (B)(D)	1.035	01-20-65	649,529	557,037
Series 2021-5, Class A1 (B)(D)	0.951	07-25-66	424,508	369,390
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	745,099	740,669
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (B)	4.950	07-25-68	1,116,144	1,111,275
Series 2025-10, Class A1 (B)(D)	4.960	09-25-70	548,796	545,948
Series 2025-11, Class A1 (B)(D)	4.975	10-25-70	743,273	740,050
Series 2025-13, Class A1 (B)	4.929	10-25-70	933,621	928,530
Series 2026-1, Class A1 (B)(D)	4.747	02-25-71	1,309,918	1,297,915
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(D)	1.175	10-25-48	406,316	370,178
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	14

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Avenue of Americas
Series 2025-1301, Class A (B)(D)	5.059	08-11-42	1,804,000	$1,808,280
Series 2025-1301, Class B (B)(D)	5.302	08-11-42	897,000	895,692
BAHA Trust
Series 2024-MAR, Class A (B)(D)	5.574	12-10-41	2,443,000	2,492,821
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,368
Series 2025-5YR18, Class A3	5.145	12-15-58	1,782,000	1,811,329
Series 2025-5YR19, Class A3	5.270	12-15-58	1,173,000	1,198,018
Series 2026-5YR20, Class A3	5.104	02-15-59	600,000	608,681
Series 2026-5YR21, Class A3 (E)	5.525	04-15-59	1,057,000	1,089,372
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	644,323	605,015
Series 2024-5C29, Class A3	5.208	09-15-57	2,362,000	2,403,965
Series 2024-5C31, Class A3	5.609	12-15-57	583,000	601,280
Series 2025-5C38, Class A3	5.146	11-15-58	1,487,000	1,510,250
Series 2026-5C40, Class A3	5.248	02-15-59	1,183,000	1,207,286
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	46,519
Series 2024-V12, Class A3	5.738	12-15-57	2,044,000	2,109,629
Series 2026-V20, Class A3	5.184	02-15-59	892,000	907,918
BMO Mortgage Trust
Series 2024-5C8, Class A3 (D)	5.625	12-15-57	876,000	901,323
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(D)	0.941	02-25-49	380,464	360,301
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	984,000	929,026
Series 2022-CLS, Class A (B)	5.760	10-13-27	1,513,000	1,518,451
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (B)(F)	4.887	08-15-36	5,009,000	4,345,308
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	1,847,991	1,819,034
CENT Trust
Series 2025-CITY, Class A (B)(D)	4.920	07-10-40	1,198,000	1,206,591
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	950,113	897,461
Series 2023-SMRT, Class A (B)(D)	5.820	10-12-40	1,479,000	1,507,545
COLT Mortgage Loan Trust
Series 2021-3, Class A1 (B)(D)	0.956	09-27-66	641,671	536,799
Series 2021-HX1, Class A1 (B)(D)	1.110	10-25-66	639,934	552,456
Series 2022-2, Class A1 (B)	3.994	02-25-67	61,931	59,079
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (B)	5.529	08-25-70	549,910	552,141
COLT Trust
Series 2020-RPL1, Class A1 (B)(D)	1.390	01-25-65	1,509,044	1,289,946
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (B)(D)	2.683	11-10-46	1,136,000	860,476
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (B)(D)	1.179	02-25-66	204,102	183,192
Series 2021-NQM3, Class A1 (B)(D)	1.015	04-25-66	424,070	369,840
Series 2021-NQM6, Class A1 (B)(D)	1.174	07-25-66	856,409	738,224
Series 2021-RPL2, Class A1A (B)(D)	1.115	01-25-60	1,312,309	1,107,847
Cross Mortgage Trust
Series 2025-H10, Class A1 (B)(D)	4.968	01-25-71	554,031	550,623
Series 2025-H8, Class A1 (B)(D)	5.003	11-25-70	742,766	739,024
Series 2025-H9, Class A1 (B)(D)	5.036	11-25-70	924,656	920,559
Series 2026-NQM1, Class A1 (B)(D)	4.699	02-25-61	1,302,500	1,288,952
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(D)	0.899	04-25-66	415,534	370,594
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(D)	0.797	02-25-66	210,918	184,123
Series 2021-2, Class A1 (B)(D)	0.931	06-25-66	432,938	368,692
Series 2025-INV5, Class A1 (B)(D)	5.077	12-25-70	1,492,789	1,487,068
15	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-NQM1, Class A1 (B)(D)	4.771	02-25-71	744,984	$737,733
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(D)	2.500	02-01-51	1,106,809	920,770
GCAT Trust
Series 2020-NQM2, Class A1 (B)	2.555	04-25-65	24,362	23,445
Series 2021-NQM1, Class A1 (B)(D)	0.874	01-25-66	208,360	186,260
Series 2021-NQM2, Class A1 (B)(D)	1.036	05-25-66	214,057	188,246
Series 2021-NQM3, Class A1 (B)(D)	1.091	05-25-66	630,554	555,031
Series 2025-NQM5, Class A1 (B)(D)	4.981	08-25-70	923,006	917,897
GGP Trust
Series 2026-TY, Class A (B)(D)	4.670	03-05-43	1,831,000	1,808,768
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(D)	1.382	09-27-60	195,811	186,847
Series 2021-NQM1, Class A1 (B)(D)	1.017	07-25-61	386,127	356,312
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(D)	5.467	01-13-40	1,466,000	1,500,110
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(D)	1.071	06-25-56	607,070	543,619
JPMorgan Mortgage Trust
Series 2025-NQM5, Class A1 (B)(D)	4.879	05-25-66	369,208	366,327
MFA Trust
Series 2021-NQM1, Class A1 (B)(D)	1.153	04-25-65	391,487	368,259
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (B)(D)	5.119	11-25-70	549,167	547,254
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A1 (B)(D)	5.010	10-26-65	1,265,447	1,258,411
Series 2026-NQM1, Class A1 (B)(D)	4.824	11-25-65	741,173	734,320
Series 2026-NQM2, Class A1 (B)(D)	4.743	12-25-65	557,078	551,443
NMLT Trust
Series 2021-INV1, Class A1 (B)(D)	1.185	05-25-56	621,605	548,109
NRZT Trust
Series 2025-NQM6, Class A1 (B)(D)	5.085	10-25-65	1,100,340	1,097,623
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(D)	4.312	11-05-41	1,531,000	1,505,423
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	195,483	183,664
Series 2025-INV2, Class A1 (B)(D)	5.000	10-25-60	1,123,367	1,117,538
OBX Trust
Series 2020-EXP2, Class A3 (B)(D)	2.500	05-25-60	434,419	370,866
Series 2021-NQM2, Class A1 (B)(D)	1.101	05-25-61	668,258	549,870
Series 2021-NQM3, Class A1 (B)(D)	1.054	07-25-61	716,239	600,731
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (B)	5.162	07-25-65	541,107	540,488
Series 2025-NQM18, Class A1 (B)(D)	5.057	09-25-65	356,587	355,438
Series 2025-NQM19, Class A1 (B)(D)	4.869	10-25-65	906,284	900,680
Series 2025-NQM20, Class A1 (B)(D)	5.021	10-25-65	917,454	914,009
Series 2025-NQM21, Class A1 (B)(D)	4.989	10-25-65	542,719	540,448
Series 2025-NQM23, Class A1 (B)(D)	4.872	10-25-65	1,090,038	1,082,750
Series 2026-NQM2, Class A1 (B)(D)	4.818	12-01-65	1,680,782	1,667,782
PRKCM Trust
Series 2026-AFC1, Class A1 (B)(D)	4.677	02-25-61	561,234	555,325
Progress Residential Trust
Series 2024-SFR1, Class A (B)	3.350	02-17-41	2,198,489	2,117,477
Series 2025-SFR1, Class A (B)	3.400	02-17-42	1,999,825	1,903,485
Series 2025-SFR2, Class A (B)	3.305	04-17-42	1,373,402	1,294,091
Series 2025-SFR5, Class A (B)	3.850	10-17-42	1,566,381	1,498,625
Series 2025-SFR6, Class A (B)	4.000	12-17-42	1,402,000	1,352,988
Series 2026-SFR1, Class A (B)	3.850	02-17-43	1,258,000	1,199,085
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(D)	2.000	01-25-36	823,991	739,377
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	2,171,000	2,207,012
Series 2024-CNTR, Class D (B)	7.109	11-13-41	1,736,000	1,804,024
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	16

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	2,719,000	$2,401,587
Series 2026-OMA, Class A (B)(D)	4.965	04-15-41	2,079,000	2,079,413
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(D)	0.943	05-25-65	189,491	180,618
Series 2022-1, Class A1 (B)(D)	2.447	12-25-66	1,027,245	924,022
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(D)	3.000	06-25-58	421,262	398,546
Series 2019-4, Class A1 (B)(D)	2.900	10-25-59	575,313	552,963
Series 2020-4, Class A1 (B)	1.750	10-25-60	845,623	770,695
Series 2024-1, Class A1 (B)(D)	4.903	03-25-64	897,529	912,048
Series 2024-3, Class A1A (B)(D)	5.012	07-25-65	737,781	734,255
Series 2024-4, Class A1A (B)(D)	4.546	10-27-64	550,921	551,379
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(D)	4.723	07-13-44	1,499,000	1,498,394
Verus Securitization Trust
Series 2021-1, Class A1 (B)(D)	0.815	01-25-66	409,126	372,665
Series 2021-3, Class A1 (B)(D)	1.046	06-25-66	676,862	602,748
Series 2021-4, Class A1 (B)(D)	0.938	07-25-66	376,649	320,794
Series 2021-5, Class A1 (B)(D)	1.013	09-25-66	637,865	548,874
Series 2021-R2, Class A1 (B)(D)	0.918	02-25-64	347,233	330,651
Series 2025-11, Class A1 (B)(D)	4.914	11-25-70	1,097,364	1,092,151
Series 2026-1, Class A1 (B)(D)	4.863	01-25-71	936,530	931,737
Series 2026-2, Class A1 (B)(D)	4.590	02-25-71	935,640	926,435
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	185,563	180,292
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,461,000	1,508,739
Series 2025-5C6, Class A3	5.186	10-15-58	1,486,000	1,509,552
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(D)	4.993	07-15-40	1,474,000	1,506,848
U.S. Government Agency 1.2%				26,056,495
Government National Mortgage Association
Series 2017-135, Class IO	0.692	10-16-58	9,849,004	331,937
Series 2017-140, Class IO	0.485	02-16-59	11,797,589	294,592
Series 2017-159, Class IO	0.414	06-16-59	12,426,454	295,873
Series 2017-20, Class IO	0.477	12-16-58	15,372,320	294,836
Series 2017-22, Class IO	0.769	12-16-57	8,103,735	271,963
Series 2017-46, Class IO	0.651	11-16-57	8,116,447	296,278
Series 2017-61, Class IO	0.688	05-16-59	8,802,810	295,871
Series 2018-158, Class IO	0.800	05-16-61	10,151,807	595,659
Series 2018-69, Class IO	0.610	04-16-60	6,783,832	297,755
Series 2019-131, Class IO	0.803	07-16-61	10,703,279	595,676
Series 2020-100, Class IO	0.787	05-16-62	10,165,968	594,665
Series 2020-108, Class IO	0.847	06-16-62	26,469,895	1,485,199
Series 2020-114, Class IO	0.799	09-16-62	28,940,134	1,575,151
Series 2020-118, Class IO	0.887	06-16-62	19,391,678	1,194,143
Series 2020-119, Class IO	0.608	08-16-62	13,292,658	593,899
Series 2020-120, Class IO	0.759	05-16-62	5,723,146	325,989
Series 2020-137, Class IO	0.799	09-16-62	37,000,037	2,220,779
Series 2020-150, Class IO	0.967	12-16-62	17,749,815	1,180,925
Series 2020-170, Class IO	0.836	11-16-62	23,676,714	1,487,535
Series 2020-92, Class IO	0.882	02-16-62	26,167,761	1,578,099
Series 2021-10, Class IO	0.987	05-16-63	15,816,220	1,194,178
Series 2021-11, Class IO	1.022	12-16-62	25,111,796	1,799,014
Series 2021-203, Class IO	0.870	07-16-63	23,568,424	1,489,366
Series 2021-3, Class IO	0.871	09-16-62	28,766,038	1,786,095
Series 2021-40, Class IO	0.822	02-16-63	9,949,266	594,209
Series 2022-144, Class IO	0.531	10-16-64	554,732	26,423
17	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-181, Class IO	0.721	07-16-64	10,071,083	$593,303
Series 2022-21, Class IO	0.785	10-16-63	9,919,335	595,553
Series 2023-197, Class IO	1.242	09-16-65	7,326,228	595,518
Series 2024-179, Class XI IO	0.831	12-16-66	272,702	18,798
Series 2025-126, Class IO	0.767	05-16-67	196,433	13,549
Series 2025-128, Class IO	0.926	09-16-67	18,837,340	1,490,286
Series 2025-3, Class IO	0.849	04-16-67	259,622	17,418
Series 2025-35, Class IO	0.763	09-16-66	313,402	17,796

Series 2025-73, Class IO	0.675	08-16-67	306,571	18,165
Asset-backed securities 7.8%				$171,559,642
(Cost $174,275,002)
Asset-backed securities 7.8%				171,559,642
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	1,229,959	1,120,864
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (B)	6.500	11-16-48	1,249,000	1,260,793
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 (B)	4.305	09-15-33	1,746,874	1,747,456
AMSR Trust
Series 2021-SFR1, Class B (B)	2.153	06-17-38	1,930,000	1,818,207
Series 2025-SFR1, Class A (B)	3.655	06-17-42	631,000	600,841
Series 2025-SFR2, Class A (B)	4.275	11-17-42	1,850,000	1,809,108
Series 2026-SFR1, Class A (3.897% to 5-1-26, then 3.775% thereafter)	3.897	04-17-31	1,108,000	1,040,358
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	2,763,180	2,695,771
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (B)	5.360	06-20-30	1,175,000	1,200,813
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	1,918,433	1,784,667
Capital Automotive REIT
Series 2024-2A, Class A2 (B)	5.250	05-15-54	908,074	908,294
Series 2024-3A, Class A1 (B)	4.400	10-15-54	1,230,460	1,185,997
CARS-DB7 LP
Series 2023-1A, Class A1 (B)	5.750	09-15-53	2,414,170	2,424,431
CARS-DB8 LP
Series 2024-2A, Class A1 (B)	4.900	05-15-54	698,120	697,752
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	2,280,883	1,911,038
Series 2021-1A, Class A1 (B)	1.530	03-15-61	2,222,573	1,787,781
CLI Funding IX LLC
Series 2024-1A, Class A (B)	5.630	07-20-49	84,608	84,865
Series 2025-1A, Class A (B)	5.350	06-20-50	1,480,955	1,492,022
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	1,579,301	1,484,962
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	1,279,556	1,186,218
Series 2022-1A, Class A (B)	2.720	01-18-47	968,114	895,880
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (B)	5.923	11-22-49	1,198,000	1,199,549
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	1,510,000	1,508,550
Series 2025-1A, Class A1 (B)	5.316	05-25-50	1,531,000	1,521,513
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	922,000	928,716
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	1,191,000	1,199,841
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	1,781,000	1,807,469
Series 2025-4A, Class A2 (B)	5.522	12-20-55	897,000	902,351
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	2,206,000	2,165,385
Series 2024-2A, Class A2 (B)	4.500	05-20-49	2,190,000	2,128,817
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	18

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DataBank Issuer LLC
Series 2021-2A, Class A2 (B)	2.400	10-25-51	619,000	$610,179
Series 2023-1A, Class A2 (B)	5.116	02-25-53	100,000	99,414
Series 2026-1A, Class A2 (B)	5.811	02-25-56	1,537,000	1,527,381
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,336,760	1,323,420
Series 2021-1A, Class A2II (B)	2.493	11-20-51	47,875	45,074
Series 2025-1A, Class A2I (B)	4.891	08-20-55	991,515	982,069
Series 2025-1A, Class A2II (B)	5.165	08-20-55	991,515	976,383
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	2,187,000	2,137,964
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (B)	3.668	10-25-49	689,280	661,873
Series 2021-1A, Class A2I (B)	2.662	04-25-51	1,752,445	1,658,210
Series 2025-1A, Class A2I (B)	4.930	07-25-55	993,000	988,885
Series 2025-1A, Class A2II (B)	5.217	07-25-55	1,319,000	1,311,299
Driven Brands Funding LLC
Series 2021-1A, Class A2 (B)	2.791	10-20-51	2,122,257	1,914,436
Series 2024-1A, Class A2 (B)	6.372	10-20-54	2,637,830	2,433,266
Series 2025-1A, Class A2 (B)	5.296	10-20-55	1,334,655	1,194,528
ExteNet Issuer LLC
Series 2024-1A, Class A2 (B)	5.335	07-25-54	2,137,000	2,143,034
FirstKey Homes Trust
Series 2021-SFR1, Class C (B)	1.888	08-17-38	3,093,000	3,056,915
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	902,000	895,826
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	1,221,000	1,215,799
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (B)	4.320	08-15-38	2,119,000	2,102,874
GBX Leasing LLC
Series 2026-1A, Class A (B)	5.130	02-20-56	1,509,489	1,499,076
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	611,000	607,360
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	1,505,000	1,532,947
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (B)	5.060	03-15-31	2,061,000	2,099,937
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	611,951	592,010
Series 2021-1A, Class A2 (B)	2.773	04-20-29	1,224,022	1,128,551
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (B)	4.140	12-17-29	2,131,000	2,125,544
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	1,841,000	1,831,459
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	25,000	24,638
Series 2023-1A, Class A2 (B)	5.687	05-20-53	1,806,000	1,816,808
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	1,534,000	1,530,215
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	1,855,348	1,807,432
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	1,663,200	1,682,023
Series 2025-1A, Class A2 (B)	5.610	08-16-55	1,924,330	1,953,037
Series 2026-1A, Class A2I (B)	4.952	02-15-56	2,005,000	1,977,541
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	933,000	930,342
Lyra Music Assets Delaware LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	1,494,828	1,503,811
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	1,722,000	1,736,776
Series 2025-4A, Class A2 (B)	5.163	12-20-55	903,000	898,813
Series 2026-1A, Class A2 (B)	5.273	04-20-56	1,078,000	1,078,472
19	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,004,890	$890,089
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	2,528,888	2,423,259
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,282,560	1,208,342
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	3,608,000	3,028,484
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,542,000	970,505
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	303,321	300,911
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	1,539,000	1,526,971
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	1,512,000	1,486,707
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 (B)	4.330	06-20-36	2,123,000	2,112,509
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	2,278,000	2,318,478
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	1,538,993	1,323,209
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	1,757,363	1,669,998
Series 2024-1A, Class A2 (B)	6.174	01-25-54	1,289,680	1,320,448
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	1,527,000	1,496,884
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	649,398	594,452
Series 2024-A, Class A1A (B)	5.240	03-15-56	1,526,943	1,539,705
Series 2024-E, Class A1A (B)	5.090	10-16-56	879,641	885,940
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,382,133	2,358,671
Series 2020-1A, Class A2II (B)	4.336	01-20-50	1,031,974	989,666
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,143,975	1,991,678
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	1,321,275	1,329,802
Series 2024-1A, Class A2II (B)	6.268	07-30-54	1,333,125	1,344,706
Series 2024-3A, Class A23 (B)	5.914	07-30-54	3,052,363	2,972,962
Series 2024-3A, Class A2I (B)	5.246	07-30-54	24,688	24,371
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	1,809,000	1,804,459
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	606,000	594,025
Series 2025-1A, Class A2 (B)	5.036	03-25-55	2,178,000	2,098,382
Series 2025-2A, Class A21 (B)	5.121	10-25-55	1,215,000	1,186,556
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	1,983,000	1,952,534
Series 2025-1A, Class A2II (B)	5.049	08-25-55	1,696,000	1,656,330
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	1,359,542	1,300,144
Series 2021-1A, Class A (B)	1.650	02-20-46	1,306,875	1,192,213
T-Mobile US Trust
Series 2025-2A, Class A (B)	4.340	04-22-30	1,508,000	1,510,145
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	1,904,759	1,814,414
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	1,904,753	1,790,748
Series 2021-1A, Class A (B)	1.860	03-20-46	1,290,875	1,192,777
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	914,000	927,999
Series 2025-2A, Class A2 (B)	5.177	01-20-56	905,000	902,205
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	1,590,000	1,518,228
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (B)	4.693	03-15-56	948,000	931,453
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	20

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	314,903	$293,967
Verizon Master Trust
Series 2024-5, Class A (B)	5.000	06-21-32	2,949,000	3,007,065
Series 2025-9, Class A1A	3.960	10-21-30	1,526,000	1,520,818
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,129,654	1,969,655
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	621,799	602,750
Willis Engine Structured Trust VIII
Series 2025-A, Class A (B)	5.582	06-15-50	893,452	904,230
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	3,430,755	3,320,753
Series 2024-1A, Class A2 (B)	5.858	12-05-54	1,169,000	1,187,199
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	956,910	907,780
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	1,217,000	1,228,136

	Yield (%)	Shares	Value
Short-term investments 0.4%			$7,555,014
(Cost $7,554,863)
Short-term funds 0.4%			7,555,014
John Hancock Collateral Trust (G)	3.6657(H)	755,373	7,555,014

Total investments (Cost $2,245,702,774) 99.3%	$2,201,561,744
Other assets and liabilities, net 0.7%	16,595,268
Total net assets 100.0%	$2,218,157,012

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 3-31-26.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $368,515,505 or 16.6% of the fund’s net assets as of 3-31-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $405,477.
(H)	The rate shown is the annualized seven-day yield as of 3-31-26.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Long	Jun 2026	$112,885	$111,047	$(1,838)
						$(1,838)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
21	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

CORE PLUS BOND ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 49.4%				$47,089,757
(Cost $47,011,275)
U.S. Government 18.2%				17,348,527
U.S. Treasury
Bond	1.625	11-15-50	1,818,000	948,556
Bond	2.000	02-15-50	133,000	77,431
Bond	4.625	02-15-46	2,863,000	2,760,111
Bond	4.625	11-15-55	647,000	618,188
Bond	4.750	02-15-45	875,000	859,756
Bond	4.750	02-15-56	4,177,000	4,073,872
Bond	4.875	08-15-45	988,000	984,758
Note	3.375	02-29-28	1,034,000	1,025,841
Note	3.500	02-15-29	935,000	926,892
Note	3.500	03-15-29	1,405,000	1,392,596
Note	3.500	02-28-31	461,000	452,068
Note	3.750	02-28-33	12,000	11,726
Note	3.875	03-31-31	1,250,000	1,245,996
Note	4.125	02-15-36	1,509,000	1,485,422
Note	4.250	03-31-33	482,000	485,314
U.S. Government Agency 31.2%				29,741,230
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	08-01-35	166,390	154,311
15 Yr Pass Thru	3.000	09-01-30	46,291	45,683
15 Yr Pass Thru	3.500	10-01-37	159,636	154,398
30 Yr Pass Thru	2.000	06-01-50	73,821	60,143
30 Yr Pass Thru	2.000	05-01-51	47,073	38,498
30 Yr Pass Thru	2.000	02-01-52	29,488	24,061
30 Yr Pass Thru	2.500	11-01-50	127,074	108,262
30 Yr Pass Thru	2.500	10-01-51	83,689	71,535
30 Yr Pass Thru	2.500	01-01-52	162,572	138,784
30 Yr Pass Thru	2.500	02-01-52	217,291	184,954
30 Yr Pass Thru	3.000	04-01-50	180,248	160,331
30 Yr Pass Thru	3.000	07-01-50	206,168	183,193
30 Yr Pass Thru	3.000	09-01-51	220,482	196,739
30 Yr Pass Thru	3.000	02-01-52	150,467	133,747
30 Yr Pass Thru	3.000	03-01-52	146,510	130,550
30 Yr Pass Thru	3.000	03-01-52	113,071	101,071
30 Yr Pass Thru	3.000	05-01-52	251,404	224,724
30 Yr Pass Thru	3.000	05-01-52	458,871	405,763
30 Yr Pass Thru	3.500	01-01-50	231,293	213,919
30 Yr Pass Thru	3.500	04-01-50	237,100	220,179
30 Yr Pass Thru	3.500	01-01-52	230,210	212,558
30 Yr Pass Thru	3.500	01-01-52	84,186	77,889
30 Yr Pass Thru	3.500	02-01-52	259,131	240,799
30 Yr Pass Thru	3.500	03-01-52	121,397	112,164
30 Yr Pass Thru	3.500	03-01-52	62,432	57,645
30 Yr Pass Thru	3.500	04-01-52	184,060	169,815
30 Yr Pass Thru	3.500	11-01-52	168,803	156,598
30 Yr Pass Thru	4.000	05-01-52	141,039	134,369
30 Yr Pass Thru	4.000	05-01-52	316,835	301,010
30 Yr Pass Thru	4.000	06-01-52	186,935	176,956
30 Yr Pass Thru	4.000	06-01-52	207,534	196,377
30 Yr Pass Thru	4.000	06-01-52	121,486	115,342
30 Yr Pass Thru	4.000	07-01-52	207,841	197,460
30 Yr Pass Thru	4.000	07-01-52	214,674	203,012
30 Yr Pass Thru	4.000	07-01-52	144,441	136,967
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	22

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-52	288,845	$272,341
30 Yr Pass Thru	4.000	10-01-52	104,481	99,066
30 Yr Pass Thru	4.000	10-01-52	364,299	345,761
30 Yr Pass Thru	4.000	12-01-52	208,954	198,517
30 Yr Pass Thru	4.000	02-01-53	142,251	135,679
30 Yr Pass Thru	4.000	04-01-53	210,273	199,376
30 Yr Pass Thru	4.000	05-01-53	316,940	300,812
30 Yr Pass Thru	4.000	01-01-54	215,179	202,884
30 Yr Pass Thru	4.000	01-01-54	160,813	151,775
30 Yr Pass Thru	4.500	07-01-52	208,669	202,803
30 Yr Pass Thru	4.500	08-01-52	58,248	56,646
30 Yr Pass Thru	4.500	09-01-52	209,089	202,574
30 Yr Pass Thru	4.500	02-01-53	209,770	204,325
30 Yr Pass Thru	4.500	02-01-53	144,679	140,246
30 Yr Pass Thru	4.500	02-01-54	202,273	196,391
30 Yr Pass Thru	4.500	02-01-54	58,955	57,296
30 Yr Pass Thru	5.000	03-01-53	73,431	73,124
30 Yr Pass Thru	5.000	04-01-53	138,416	137,923
30 Yr Pass Thru	5.000	04-01-53	145,410	144,665
30 Yr Pass Thru	5.000	06-01-53	218,068	216,338
30 Yr Pass Thru	5.000	08-01-53	208,994	207,662
30 Yr Pass Thru	5.000	10-01-53	211,519	211,559
30 Yr Pass Thru	5.000	03-01-54	109,770	109,345
30 Yr Pass Thru	5.000	03-01-54	102,517	101,764
30 Yr Pass Thru	5.000	05-01-54	418,653	417,163
30 Yr Pass Thru	5.000	10-01-54	219,618	217,807
30 Yr Pass Thru	5.000	11-01-54	222,899	221,269
30 Yr Pass Thru	5.000	12-01-54	68,313	67,920
30 Yr Pass Thru	5.000	12-01-54	193,603	192,672
30 Yr Pass Thru	5.000	01-01-55	64,299	64,030
30 Yr Pass Thru	5.000	01-01-56	258,249	256,845
30 Yr Pass Thru	5.500	07-01-54	51,408	51,994
30 Yr Pass Thru	5.500	01-01-55	169,259	172,425
30 Yr Pass Thru	5.500	02-01-55	69,620	70,866
30 Yr Pass Thru	5.500	02-01-55	82,653	83,951
30 Yr Pass Thru	5.500	05-01-55	89,717	91,211
30 Yr Pass Thru	5.500	09-01-55	277,577	280,893
30 Yr Pass Thru	5.500	12-01-55	276,179	281,229
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	120,169	110,731
15 Yr Pass Thru	2.500	08-01-35	114,602	108,552
15 Yr Pass Thru	2.500	03-01-36	80,593	76,220
15 Yr Pass Thru	3.500	10-01-34	169,510	164,849
30 Yr Pass Thru	2.000	06-01-50	230,370	187,686
30 Yr Pass Thru	2.000	07-01-50	152,574	124,305
30 Yr Pass Thru	2.000	07-01-51	230,241	187,437
30 Yr Pass Thru	2.000	02-01-52	219,073	179,098
30 Yr Pass Thru	2.000	03-01-52	156,782	128,173
30 Yr Pass Thru	2.500	01-01-50	231,557	197,567
30 Yr Pass Thru	2.500	09-01-50	231,367	194,947
30 Yr Pass Thru	2.500	05-01-51	118,455	100,882
30 Yr Pass Thru	2.500	01-01-52	233,228	198,409
30 Yr Pass Thru	2.500	01-01-52	475,108	404,402
30 Yr Pass Thru	2.500	04-01-52	349,038	298,021
30 Yr Pass Thru	2.500	04-01-52	217,507	185,885
30 Yr Pass Thru	3.000	01-01-50	266,637	237,590
30 Yr Pass Thru	3.000	03-01-50	266,543	237,090
23	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	08-01-50	236,185	$209,865
30 Yr Pass Thru	3.000	06-01-51	150,241	134,109
30 Yr Pass Thru	3.000	06-01-51	140,605	124,848
30 Yr Pass Thru	3.000	11-01-51	214,118	190,525
30 Yr Pass Thru	3.000	12-01-51	152,928	135,981
30 Yr Pass Thru	3.000	01-01-52	66,419	59,391
30 Yr Pass Thru	3.000	02-01-52	91,540	81,367
30 Yr Pass Thru	3.000	02-01-52	25,477	22,614
30 Yr Pass Thru	3.000	03-01-52	269,679	238,700
30 Yr Pass Thru	3.000	04-01-52	453,381	405,549
30 Yr Pass Thru	3.000	05-01-52	155,989	138,655
30 Yr Pass Thru	3.000	05-01-52	269,281	237,274
30 Yr Pass Thru	3.000	05-01-52	134,694	119,694
30 Yr Pass Thru	3.000	09-01-52	118,020	105,310
30 Yr Pass Thru	3.500	10-01-49	92,250	85,349
30 Yr Pass Thru	3.500	01-01-50	120,722	111,502
30 Yr Pass Thru	3.500	01-01-50	435,929	406,453
30 Yr Pass Thru	3.500	05-01-50	120,717	111,573
30 Yr Pass Thru	3.500	09-01-50	436,730	406,517
30 Yr Pass Thru	3.500	07-01-51	235,712	218,006
30 Yr Pass Thru	3.500	07-01-51	190,043	175,767
30 Yr Pass Thru	3.500	01-01-52	239,987	220,085
30 Yr Pass Thru	3.500	03-01-52	239,763	221,977
30 Yr Pass Thru	3.500	04-01-52	239,209	221,091
30 Yr Pass Thru	3.500	04-01-52	231,538	213,422
30 Yr Pass Thru	3.500	07-01-52	124,631	114,412
30 Yr Pass Thru	3.500	09-01-52	62,580	57,447
30 Yr Pass Thru	3.500	12-01-52	107,645	99,391
30 Yr Pass Thru	3.500	08-01-53	67,964	62,901
30 Yr Pass Thru	4.000	05-01-49	188,062	178,492
30 Yr Pass Thru	4.000	05-01-52	211,765	200,380
30 Yr Pass Thru	4.000	05-01-52	312,164	297,158
30 Yr Pass Thru	4.000	06-01-52	87,714	83,333
30 Yr Pass Thru	4.000	06-01-52	206,968	197,730
30 Yr Pass Thru	4.000	07-01-52	328,572	310,415
30 Yr Pass Thru	4.000	09-01-52	101,415	95,621
30 Yr Pass Thru	4.500	06-01-52	125,253	121,713
30 Yr Pass Thru	4.500	06-01-52	308,022	301,856
30 Yr Pass Thru	4.500	07-01-52	155,196	151,022
30 Yr Pass Thru	4.500	07-01-52	218,353	211,730
30 Yr Pass Thru	4.500	08-01-52	57,397	56,123
30 Yr Pass Thru	4.500	08-01-52	209,462	203,044
30 Yr Pass Thru	4.500	09-01-52	201,836	195,967
30 Yr Pass Thru	4.500	10-01-52	156,853	152,782
30 Yr Pass Thru	4.500	11-01-52	130,505	127,118
30 Yr Pass Thru	4.500	06-01-53	157,726	153,287
30 Yr Pass Thru	4.500	07-01-53	128,317	124,626
30 Yr Pass Thru	4.500	07-01-53	131,555	127,789
30 Yr Pass Thru	4.500	09-01-53	88,763	86,252
30 Yr Pass Thru	4.500	01-01-54	210,489	204,763
30 Yr Pass Thru	4.500	04-01-54	215,192	208,867
30 Yr Pass Thru	4.500	06-01-54	452,006	438,156
30 Yr Pass Thru	4.500	04-01-55	277,470	270,528
30 Yr Pass Thru	4.500	01-01-56	383,360	371,703
30 Yr Pass Thru	4.500	01-01-56	309,832	300,217
30 Yr Pass Thru	5.000	08-01-52	137,268	136,951
30 Yr Pass Thru	5.000	09-01-52	57,263	57,059
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-53	216,900	$216,399
30 Yr Pass Thru	5.000	06-01-53	107,394	106,401
30 Yr Pass Thru	5.000	09-01-53	135,296	134,730
30 Yr Pass Thru	5.000	11-01-53	90,987	90,095
30 Yr Pass Thru	5.000	12-01-54	107,872	107,118
30 Yr Pass Thru	5.000	01-01-55	346,348	344,428
30 Yr Pass Thru	5.000	06-01-55	292,017	290,613
30 Yr Pass Thru	5.000	11-01-55	294,309	291,514
30 Yr Pass Thru	5.000	01-01-56	312,270	310,053
30 Yr Pass Thru	5.000	01-01-56	301,977	300,336
30 Yr Pass Thru	5.500	09-01-53	198,994	202,135
30 Yr Pass Thru	5.500	09-01-53	197,388	199,009
30 Yr Pass Thru	5.500	05-01-54	179,899	181,726
30 Yr Pass Thru	5.500	10-01-54	48,351	49,165
30 Yr Pass Thru	5.500	11-01-54	48,938	49,493
30 Yr Pass Thru	5.500	11-01-54	214,050	217,946
30 Yr Pass Thru	5.500	11-01-54	52,981	53,676
30 Yr Pass Thru	5.500	11-01-54	29,871	30,349
30 Yr Pass Thru	5.500	01-01-55	49,692	50,644
30 Yr Pass Thru	5.500	01-01-55	265,037	268,040
30 Yr Pass Thru	5.500	06-01-55	73,383	74,348
30 Yr Pass Thru	5.500	06-01-55	76,829	77,729
30 Yr Pass Thru	5.500	06-01-55	87,749	89,298
30 Yr Pass Thru	5.500	09-01-55	65,200	66,223

30 Yr Pass Thru	5.500	12-01-55	241,526	244,508
Corporate bonds 39.8%				$37,893,814
(Cost $38,158,887)
Communication services 2.8%				2,700,442
Diversified telecommunication services 1.1%
AT&T, Inc.	2.750	06-01-31	167,000	152,711
AT&T, Inc.	4.500	05-15-35	36,000	34,123
AT&T, Inc.	4.750	04-30-33	32,000	31,697
Cipher Compute LLC (A)	7.125	11-15-30	18,000	18,649
GCI LLC (A)	4.750	10-15-28	54,000	52,260
IHS Holding, Ltd. (A)	8.250	11-29-31	200,000	205,201
Level 3 Financing, Inc. (A)	6.875	06-30-33	117,000	119,144
Sitios Latinoamerica SAB de CV (A)	6.000	11-25-29	200,000	201,400
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	39,000	38,551
Verizon Communications, Inc.	2.550	03-21-31	169,000	153,430
Entertainment 0.3%
Discovery Global Holdings, Inc.	4.279	03-15-32	29,000	25,665
Discovery Global Holdings, Inc.	5.050	03-15-42	59,000	38,870
OAK-Eagle Acquireco, Inc. (A)	7.250	07-01-33	30,000	31,083
Roblox Corp. (A)	3.875	05-01-30	128,000	120,292
WMG Acquisition Corp. (A)	3.875	07-15-30	78,000	73,312
Interactive media and services 0.3%
Alphabet, Inc.	4.400	02-15-33	131,000	129,368
Meta Platforms, Inc.	4.200	11-15-30	76,000	75,263
Meta Platforms, Inc.	4.600	11-15-32	41,000	40,598
Meta Platforms, Inc.	5.625	11-15-55	24,000	22,497
Media 0.8%
Cable One, Inc. (A)(B)	4.000	11-15-30	27,000	18,797
CCO Holdings LLC (A)	4.250	02-01-31	212,000	193,228
CCO Holdings LLC	4.500	05-01-32	25,000	22,332
CCO Holdings LLC (A)(B)	7.375	03-01-31	127,000	129,283
CCO Holdings LLC (A)(B)	7.375	02-01-36	43,000	42,821
25	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	6.384	10-23-35	207,000	$210,205
Gray Media, Inc. (A)	10.500	07-15-29	38,000	40,381
News Corp. (A)	3.875	05-15-29	34,000	32,813
News Corp. (A)	5.125	02-15-32	22,000	21,510
Paramount Global	4.375	03-15-43	43,000	26,005
Paramount Global	4.950	05-19-50	104,000	62,085
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	216,000	210,356
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	123,000	126,512
Consumer discretionary 3.4%				3,225,228
Automobiles 1.4%
Ford Motor Company	6.100	08-19-32	379,000	382,105
Ford Motor Credit Company LLC	4.000	11-13-30	220,000	204,732
Ford Motor Credit Company LLC	5.113	05-03-29	204,000	202,062
Ford Motor Credit Company LLC	6.125	03-08-34	224,000	221,837
General Motors Financial Company, Inc.	3.600	06-21-30	153,000	145,508
General Motors Financial Company, Inc.	5.950	04-04-34	199,000	204,475
Broadline retail 0.2%
Amazon.com, Inc.	4.550	03-13-33	90,000	89,134
Macy’s Retail Holdings LLC (A)(B)	6.125	03-15-32	24,000	23,576
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	39,000	39,954
MercadoLibre, Inc.	4.900	01-15-33	50,000	48,510
Hotels, restaurants and leisure 0.7%
Carnival Corp. (A)	5.125	05-01-29	41,000	40,704
Carnival Corp. (A)	5.750	08-01-32	111,000	110,964
Carnival Corp. (A)	5.875	06-15-31	47,000	47,578
Hilton Domestic Operating Company, Inc. (A)	5.500	03-31-34	32,000	31,263
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	180,000	177,788
Marriott International, Inc.	4.500	05-01-33	26,000	25,122
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	37,000	35,181
Rivers Enterprise Borrower LLC (A)	6.250	10-15-30	30,000	29,924
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	30,000	29,774
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	27,000	26,526
Travel + Leisure Company (A)	6.125	09-01-33	43,000	42,441
Viking Cruises, Ltd. (A)	5.875	10-15-33	44,000	43,442
Wyndham Hotels & Resorts, Inc. (A)	5.625	03-01-33	20,000	19,680
Household durables 0.3%
KB Home	4.000	06-15-31	202,000	186,240
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	8,000	8,007
TopBuild Corp. (A)	5.625	01-31-34	38,000	37,193
Specialty retail 0.8%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	193,000	186,579
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	69,000	59,072
Lithia Motors, Inc. (A)	4.375	01-15-31	140,000	131,575
Lithia Motors, Inc. (A)	5.500	10-01-30	30,000	29,398
The Home Depot, Inc.	3.250	04-15-32	33,000	30,803
The Home Depot, Inc.	4.950	06-25-34	81,000	81,586
The Michaels Companies, Inc. (A)	8.500	03-15-33	65,000	63,277
Valvoline, Inc. (A)	3.625	06-15-31	138,000	124,716
Wayfair LLC (A)	6.750	11-15-32	29,000	29,220
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (A)	8.375	10-01-31	40,000	35,282
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	26

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.0%				$933,312
Consumer staples distribution and retail 0.1%
Albertsons Companies, Inc. (A)	5.750	03-31-34	110,000	107,618
Performance Food Group, Inc. (A)	5.625	03-01-34	38,000	36,651
Food products 0.8%
Industrial F&B Investments III, Inc. (A)	7.750	02-11-33	27,000	27,280
JBS NV	3.625	01-15-32	53,000	49,093
JBS NV	5.750	04-01-33	125,000	129,030
JBS NV	5.950	04-20-35	11,000	11,419
MARB BondCo PLC (A)	3.950	01-29-31	200,000	177,129
Mars, Inc. (A)	5.000	03-01-32	129,000	130,532
Pilgrim’s Pride Corp.	6.250	07-01-33	150,000	157,077
Post Holdings, Inc. (A)	6.250	10-15-34	9,000	8,813
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	30,000	29,685
Personal care products 0.1%
Kenvue, Inc.	4.900	03-22-33	33,000	33,266
Unilever Capital Corp.	5.900	11-15-32	33,000	35,719
Energy 5.9%				5,596,329
Oil, gas and consumable fuels 5.9%
Antero Midstream Partners LP (A)	5.750	10-15-33	37,000	36,590
Antero Midstream Partners LP (A)	5.750	07-01-34	380,000	374,464
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	373,000	372,655
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	16,000	16,275
BP Capital Markets America, Inc.	4.812	02-13-33	34,000	34,110
Cheniere Energy Partners LP	5.550	10-30-35	25,000	25,459
Cheniere Energy Partners LP	5.950	06-30-33	184,000	192,889
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	38,000	37,750
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	182,000	186,226
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	166,000	174,908
Comstock Resources, Inc. (A)	5.875	01-15-30	59,000	57,087
Continental Resources, Inc. (A)	5.750	01-15-31	91,000	92,744
Diamondback Energy, Inc.	5.150	01-30-30	125,000	127,545
DT Midstream, Inc. (A)	4.375	06-15-31	221,000	213,029
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	101,000	100,801
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	237,000	266,643
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	115,000	114,769
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	29,000	28,651
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	50,000	49,727
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	370,000	376,595
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	107,000	106,046
Enterprise Products Operating LLC	5.350	01-31-33	33,000	34,037
EOG Resources, Inc.	5.000	07-15-32	33,000	33,411
Genesis Energy LP	6.750	03-15-34	7,000	6,967
Genesis Energy LP	7.875	05-15-32	21,000	21,597
Genesis Energy LP	8.000	05-15-33	24,000	24,799
Global Partners LP (A)	7.125	07-01-33	7,000	7,057
Global Partners LP (A)	8.250	01-15-32	21,000	21,702
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	21,000	21,080
Long Ridge Energy LLC (A)	8.750	02-15-32	29,000	30,424
Occidental Petroleum Corp.	5.375	01-01-32	159,000	161,382
Occidental Petroleum Corp.	6.450	09-15-36	104,000	111,124
Occidental Petroleum Corp.	6.625	09-01-30	104,000	111,834
Permian Resources Operating LLC (A)	6.250	02-01-33	34,000	34,634
Plains All American Pipeline LP	4.700	01-15-31	19,000	18,942
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	200,000	201,692
27	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	4.500	05-15-30	124,000	$123,100
Sunoco LP (A)	4.500	10-01-29	136,000	131,414
Sunoco LP	4.500	04-30-30	49,000	47,238
Sunoco LP (A)	5.625	03-15-31	19,000	18,913
Sunoco LP (A)	5.875	03-15-34	34,000	33,624
Sunoco LP (A)	6.250	07-01-33	20,000	20,087
Sunoco LP (A)	7.250	05-01-32	123,000	127,264
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30	58,000	59,220
Targa Resources Corp.	6.150	03-01-29	124,000	129,190
Var Energi ASA (A)	5.875	05-22-30	204,000	210,456
Var Energi ASA (A)	8.000	11-15-32	224,000	254,770
Venture Global LNG, Inc. (A)	7.000	01-15-30	260,000	265,474
Viper Energy Partners LLC	4.900	08-01-30	37,000	36,976
Western Midstream Operating LP	4.050	02-01-30	189,000	183,533
Whistler Pipeline LLC (A)	5.700	09-30-31	126,000	129,425
Financials 13.1%				12,532,296
Banks 8.1%
Banco Santander SA	4.551	11-06-30	200,000	197,135
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	200,000	230,935
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	130,000	120,099
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	193,000	174,900
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	306,000	300,650
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	303,000	302,292
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	15,000	15,000
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	78,000	79,969
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	200,000	205,391
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	76,000	77,825
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	200,000	195,495
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	289,000	299,149
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (C)	6.625	02-15-31	70,000	70,053
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	36,000	36,429
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	12,000	11,892
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	261,000	268,284
Credit Agricole SA (A)	3.250	01-14-30	282,000	264,568
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	184,000	184,028
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	186,000	191,925
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	112,000	108,210
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	46,000	45,612
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	50,000	48,869
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (C)	7.000	12-15-30	35,000	35,034
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	29,000	29,383
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	271,000	275,107
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (C)	6.250	10-15-30	24,000	23,647
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	333,000	328,301
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	116,000	117,436
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	94,000	96,213
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	206,000	208,618
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	269,000	277,249
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	53,000	53,523
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	25,000	24,484
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	19,000	20,145
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	25,000	25,262
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	296,000	293,563
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	48,000	47,846
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	24,000	23,884
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	28

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	131,000	$131,178
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	200,000	193,327
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	162,000	161,461
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	34,000	34,711
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	60,000	60,526
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	91,000	92,196
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	147,000	153,163
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	404,000	427,113
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	112,000	110,687
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	35,000	35,503
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	286,000	298,507
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	19,000	19,296
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	237,000	217,610
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	272,000	276,264
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	30,000	30,581
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	116,000	125,599
Capital markets 2.8%
Ares Strategic Income Fund (A)	5.150	01-15-31	55,000	51,946
Ares Strategic Income Fund (A)	5.800	09-09-30	51,000	49,592
Ares Strategic Income Fund	6.200	03-21-32	133,000	130,354
Ares Strategic Income Fund	6.350	08-15-29	133,000	133,426
Blackstone Private Credit Fund	5.050	09-10-30	45,000	42,426
Blackstone Private Credit Fund	5.950	07-16-29	125,000	123,153
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	200,000	182,284
HPS Corporate Lending Fund (A)	5.150	04-02-29	20,000	19,433
HPS Corporate Lending Fund (A)	5.450	11-15-30	129,000	123,354
HPS Corporate Lending Fund	5.950	04-14-32	41,000	39,613
Intercontinental Exchange, Inc.	4.600	03-15-33	33,000	32,540
Lazard Group LLC	4.375	03-11-29	94,000	92,905
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	371,000	319,204
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	112,000	111,246
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	289,000	293,065
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	123,000	123,427
MSCI, Inc. (A)	3.625	11-01-31	143,000	132,287
S&P Global, Inc.	2.900	03-01-32	33,000	30,093
Sixth Street Lending Partners	6.125	07-15-30	16,000	15,906
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	292,000	295,852
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (C)	4.000	12-01-30	172,000	159,106
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	199,000	178,752
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	48,000	42,613
Consumer finance 0.3%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	53,000	52,061
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	25,000	25,390
Ally Financial, Inc.	8.000	11-01-31	135,000	149,692
OneMain Finance Corp.	6.125	05-15-30	51,000	49,870
PHH Escrow Issuer LLC (A)	9.875	11-01-29	51,000	49,212
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	84,000	84,981
Apollo Debt Solutions BDC	6.900	04-13-29	116,000	118,690
Block, Inc. (A)	5.625	08-15-30	16,000	15,912
Block, Inc. (A)	6.000	08-15-33	20,000	19,670
Enact Holdings, Inc.	6.250	05-28-29	71,000	73,073
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	49,000	45,811
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	20,000	18,751
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	8,000	9,256
29	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
NMI Holdings, Inc.	6.000	08-15-29	37,000	$37,824
Radian Group, Inc.	6.200	05-15-29	42,000	43,398
Rocket Companies, Inc. (A)	6.375	08-01-33	45,000	45,483
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	43,000	44,447
TrueNoord Capital DAC (A)	8.750	03-01-30	21,000	21,443
Insurance 1.0%
Asurion LLC (A)	8.375	02-01-34	58,000	56,310
Athene Global Funding (A)	5.322	11-13-31	266,000	262,975
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	45,000	41,563
Augusta SpinCo Corp.	4.945	03-23-33	34,000	33,882
CNO Financial Group, Inc.	5.250	05-30-29	82,000	82,160
CNO Global Funding (A)	4.700	12-11-30	24,000	23,678
GA Global Funding Trust (A)	4.500	09-18-30	150,000	144,383
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	126,000	121,321
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	76,000	74,245
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	89,000	90,872
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	42,000	41,813
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	128,000	127,752
Starwood Property Trust, Inc. (A)	7.250	04-01-29	124,000	127,674
Health care 2.6%				2,475,885
Biotechnology 1.1%
AbbVie, Inc.	4.400	03-15-33	124,000	121,728
AbbVie, Inc.	5.050	03-15-34	111,000	112,660
Amgen, Inc.	5.250	03-02-33	672,000	689,625
Amgen, Inc.	5.650	03-02-53	105,000	101,697
Health care equipment and supplies 0.5%
Abbott Laboratories	4.300	03-15-33	308,000	301,426
Medtronic Global Holdings SCA	4.500	03-30-33	33,000	32,584
Solventum Corp.	5.450	03-13-31	128,000	131,324
Health care providers and services 0.7%
CVS Health Corp.	5.000	09-15-32	68,000	68,055
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	150,000	132,964
HCA, Inc.	4.300	11-15-30	17,000	16,719
HCA, Inc.	4.600	11-15-32	26,000	25,290
HCA, Inc.	5.450	04-01-31	140,000	143,500
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	76,000	71,147
Tenet Healthcare Corp. (A)	5.500	11-15-32	58,000	57,465
Universal Health Services, Inc.	2.650	10-15-30	162,000	145,844
Life sciences tools and services 0.0%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	33,000	32,654
Pharmaceuticals 0.3%
Merck & Company, Inc.	4.450	12-04-32	33,000	32,774
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	33,000	32,874
Royalty Pharma PLC	5.150	09-02-29	129,000	131,323
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	8,000	8,243
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	116,000	85,989
Industrials 3.5%				3,296,763
Aerospace and defense 0.5%
DAE Funding LLC (A)	4.950	01-15-33	200,000	189,627
Lockheed Martin Corp.	5.250	01-15-33	40,000	41,642
Moog, Inc. (A)	5.500	10-15-34	33,000	33,104
The Boeing Company	6.528	05-01-34	221,000	240,745
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	30

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.2%
Advanced Drainage Systems, Inc. (A)	5.375	03-01-34	19,000	$18,489
Builders FirstSource, Inc. (A)	4.250	02-01-32	196,000	180,465
Commercial services and supplies 0.1%
Garda World Security Corp. (A)	6.500	01-15-31	29,000	29,402
GFL Environmental Holdings US, Inc. (A)	5.500	02-01-34	21,000	20,597
Waste Management, Inc.	4.150	04-15-32	33,000	32,367
Construction and engineering 0.4%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	124,000	131,990
Quanta Services, Inc.	2.900	10-01-30	150,000	139,132
WSP Global, Inc. (A)	5.714	09-18-36	94,000	93,154
Electrical equipment 0.2%
Regal Rexnord Corp.	6.300	02-15-30	124,000	129,924
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	33,000	30,010
Machinery 0.2%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	129,000	130,751
Novartis Capital Corp.	4.600	03-18-33	94,000	93,601
Passenger airlines 1.3%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	240,095	221,417
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	11,525	11,266
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	259,130	231,542
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	48,000	46,704
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	17,000	17,074
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	69,078	61,219
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	21,530	20,397
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	259,529	267,128
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	51,686	53,105
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	242,454	247,049
United Airlines Holdings, Inc.	4.875	03-01-29	44,000	43,036
United Airlines Holdings, Inc.	5.375	03-01-31	31,000	30,359
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	3.300	01-30-32	226,000	205,259
Ashtead Capital, Inc. (A)	5.550	05-30-33	200,000	201,951
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	75,000	72,742
Wesco Distribution, Inc. (A)	5.500	04-15-34	32,000	31,515
Information technology 2.8%				2,638,216
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	123,000	110,866
Electronic equipment, instruments and components 0.1%
Amphenol Corp.	4.400	02-15-33	33,000	32,207
Jabil, Inc.	4.750	02-01-33	30,000	29,211
TD SYNNEX Corp.	5.300	10-10-35	51,000	49,410
IT services 0.1%
CoreWeave, Inc. (A)	9.000	02-01-31	35,000	33,303
CoreWeave, Inc. (A)	9.250	06-01-30	26,000	25,263
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc.	3.419	04-15-33	170,000	155,452
Broadcom, Inc.	4.800	02-15-36	53,000	51,672
Broadcom, Inc.	4.900	07-15-32	175,000	176,529
Foundry JV Holdco LLC (A)	6.100	01-25-36	204,000	210,145
Foundry JV Holdco LLC (A)	6.250	01-25-35	204,000	213,666
Kioxia Holdings Corp. (A)	6.625	07-24-33	200,000	205,565
KLA Corp.	4.650	07-15-32	33,000	33,146
31	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology, Inc.	5.950	09-15-33	24,000	$25,399
Micron Technology, Inc.	5.650	11-01-32	71,000	74,950
Micron Technology, Inc.	5.800	01-15-35	88,000	93,697
Micron Technology, Inc.	6.050	11-01-35	68,000	73,375
Qorvo, Inc. (A)	3.375	04-01-31	149,000	134,768
Software 0.4%
Fair Isaac Corp. (A)	6.250	09-15-34	127,000	124,909
Oracle Corp.	4.700	09-27-34	37,000	33,767
Oracle Corp.	4.800	09-26-32	32,000	30,475
Oracle Corp.	5.250	02-03-32	34,000	33,393
Oracle Corp.	5.375	09-27-54	115,000	88,955
Oracle Corp.	5.700	02-04-36	40,000	38,460
WULF Compute LLC (A)	7.750	10-15-30	16,000	16,907
Technology hardware, storage and peripherals 0.6%
CDW LLC	5.100	03-01-30	131,000	130,799
Dell International LLC	4.500	02-15-31	137,000	135,381
Dell International LLC	4.750	10-06-32	69,000	68,020
Dell International LLC	5.300	04-01-32	103,000	104,599
Dell International LLC	5.400	04-15-34	103,000	103,927
Materials 0.5%				502,564
Construction materials 0.1%
JH North America Holdings, Inc. (A)	5.875	01-31-31	10,000	9,917
JH North America Holdings, Inc. (A)	6.125	07-31-32	37,000	36,853
Quikrete Holdings, Inc. (A)	6.375	03-01-32	28,000	28,392
Standard Building Solutions, Inc. (A)	5.875	03-15-34	43,000	41,460
Standard Building Solutions, Inc. (A)	6.250	08-01-33	33,000	32,629
Metals and mining 0.4%
Freeport-McMoRan, Inc.	5.400	11-14-34	136,000	137,995
Novelis Corp. (A)	4.750	01-30-30	192,000	181,647
Rio Tinto Finance USA PLC	5.000	03-14-32	33,000	33,671
Real estate 0.9%				883,520
Hotel and resort REITs 0.0%
RHP Hotel Properties LP (A)	5.750	03-15-34	16,000	15,790
XHR LP (A)	6.625	05-15-30	26,000	26,250
Industrial REITs 0.1%
Prologis Targeted U.S. Logistics Fund LP (A)	4.250	01-15-31	31,000	30,327
Prologis Targeted U.S. Logistics Fund LP (A)	4.625	03-15-33	69,000	67,100
Office REITs 0.1%
Vornado Realty LP	5.750	02-01-33	59,000	57,857
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	151,000	136,548
Specialized REITs 0.6%
American Tower Corp.	4.700	12-15-32	44,000	43,235
American Tower Corp.	5.550	07-15-33	35,000	35,967
American Tower Corp.	5.650	03-15-33	35,000	36,148
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	138,000	130,280
Millrose Properties, Inc. (A)	6.375	08-01-30	48,000	47,985
VICI Properties LP	5.125	11-15-31	110,000	109,200
VICI Properties LP	5.125	05-15-32	149,000	146,833
Utilities 3.3%				3,109,259
Electric utilities 2.2%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	30,000	29,634
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	32

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	13,000	$12,884
Constellation Energy Generation LLC	4.400	01-15-31	31,000	30,596
Constellation Energy Generation LLC	6.500	10-01-53	189,000	200,579
Electricite de France SA (A)(B)	5.650	04-22-29	200,000	206,465
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(C)	9.125	03-15-33	200,000	231,602
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	55,000	54,267
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	28,000	27,634
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	9,000	9,176
Georgia Power Company	4.950	05-17-33	33,000	33,260
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	26,000	26,488
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	10,000	10,319
NRG Energy, Inc. (A)	3.625	02-15-31	146,000	134,444
NRG Energy, Inc. (A)	3.875	02-15-32	101,000	92,593
NRG Energy, Inc. (A)	5.407	10-15-35	55,000	53,951
NRG Energy, Inc. (A)	7.000	03-15-33	29,000	31,395
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	117,000	126,210
Pacific Gas & Electric Company	5.800	05-15-34	142,000	145,506
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	60,000	56,681
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	39,000	37,266
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	39,000	38,537
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	257,000	258,649
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	269,000	276,679
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	20,000	20,119
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	34,000	34,814
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	30,000	30,318
Vistra Operations Company LLC (A)	4.300	07-15-29	47,000	46,189
Vistra Operations Company LLC (A)	4.700	01-31-31	25,000	24,597
Vistra Operations Company LLC (A)	6.000	04-15-34	116,000	119,244
Vistra Operations Company LLC (A)	6.950	10-15-33	94,000	102,282
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	134,000	132,668
Multi-utilities 0.5%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	32,000	31,715
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	43,000	42,726
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	53,000	52,534
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	121,000	124,530
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	121,000	127,980
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	43,000	42,346
San Diego Gas & Electric Company	5.200	03-15-36	26,000	25,927

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	27,000	26,455
Collateralized mortgage obligations 5.1%				$4,866,928
(Cost $4,890,752)
Commercial and residential 4.5%				4,303,958
A&D Mortgage Trust
Series 2025-NQM1, Class A1 (A)(D)	5.430	03-25-70	92,800	92,912
Series 2025-NQM4, Class A1 (A)	5.225	10-25-70	118,717	118,462
Series 2026-NQM1, Class A1 (A)(D)	4.912	02-25-71	98,761	97,849
Series 2026-NQM2, Class A1 (A)(D)	4.811	03-25-71	71,638	70,875
Angel Oak Mortgage Trust LLC
Series 2025-10, Class A1 (A)(D)	4.960	09-25-70	228,665	227,479
Series 2025-11, Class A1 (A)(D)	4.975	10-25-70	122,466	121,935
Series 2026-1, Class A1 (A)(D)	4.747	02-25-71	62,986	62,409
Avenue of Americas
Series 2025-1301, Class A (A)(D)	5.059	08-11-42	109,000	109,259
BAHA Trust
Series 2024-MAR, Class A (A)(D)	5.574	12-10-41	100,000	102,039
33	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	$39,400
Series 2025-5YR18, Class A3	5.145	12-15-58	40,000	40,658
Series 2025-5YR19, Class A3	5.270	12-15-58	30,000	30,640
Series 2026-5YR20, Class A3	5.104	02-15-59	22,000	22,318
Series 2026-5YR21, Class A3 (E)	5.525	04-15-59	44,000	45,348
BBCMS Mortgage Trust
Series 2025-5C38, Class A3	5.146	11-15-58	168,000	170,627
Series 2026-5C40, Class A3	5.248	02-15-59	34,000	34,698
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	139,556
Series 2024-V12, Class A3	5.738	12-15-57	51,000	52,638
Series 2026-V20, Class A3	5.184	02-15-59	162,000	164,891
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	97,000	91,581
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(D)	5.820	10-12-40	100,000	101,930
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (A)	3.994	02-25-67	123,863	118,157
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(D)	4.699	02-25-61	98,411	97,388
Ellington Financial Mortgage Trust
Series 2026-NQM1, Class A1 (A)(D)	4.771	02-25-71	98,719	97,758
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	60,904	58,612
Series 2025-NQM5, Class A1 (A)(D)	4.981	08-25-70	92,038	91,528
GGP Trust
Series 2026-TY, Class A (A)(D)	4.670	03-05-43	56,000	55,320
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(D)	5.467	01-13-40	100,000	102,327
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1 (A)(D)	5.530	05-25-65	100,065	100,551
Series 2026-NQM1, Class A1 (A)(D)	4.824	11-25-65	97,020	96,123
Series 2026-NQM2, Class A1 (A)(D)	4.743	12-25-65	98,945	97,944
NRZT Trust
Series 2025-NQM6, Class A1 (A)(D)	5.085	10-25-65	101,061	100,812
OBX Trust
Series 2021-NQM2, Class A1 (A)(D)	1.101	05-25-61	106,172	87,362
Series 2026-NQM2, Class A1 (A)(D)	4.818	12-01-65	98,433	97,672
Series 2026-NQM3, Class A1 (A)(D)	4.652	01-25-66	98,855	97,884
PRKCM Trust
Series 2026-AFC1, Class A1 (A)(D)	4.677	02-25-61	99,510	98,462
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	99,494	94,701
Series 2025-SFR4, Class A (A)	4.300	08-17-42	100,000	97,602
Series 2026-SFR1, Class A (A)	3.850	02-17-43	100,000	95,317
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	101,659
SLG Office Trust
Series 2026-OMA, Class A (A)(D)	4.965	04-15-41	100,000	100,020
Towd Point Mortgage Trust
Series 2020-1, Class A1 (A)(D)	2.710	01-25-60	60,069	57,978
Series 2020-4, Class A1 (A)	1.750	10-25-60	35,531	32,382
Verus Securitization Trust
Series 2025-11, Class A1 (A)(D)	4.914	11-25-70	120,325	119,753
Series 2026-2, Class A1 (A)(D)	4.590	02-25-71	99,325	98,348
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	30,000	30,980
Series 2025-5C6, Class A3	5.186	10-15-58	37,000	37,586
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(D)	4.993	07-15-40	100,000	102,228
U.S. Government Agency 0.6%				562,970
Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	34

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-11, Class IO	1.022	12-16-62	592,563	$42,451
Series 2022-144, Class IO	0.531	10-16-64	1,950,570	92,910
Series 2024-179, Class XI IO	0.831	12-16-66	1,360,544	93,788
Series 2025-126, Class IO	0.767	05-16-67	734,142	50,639
Series 2025-128, Class IO	0.926	09-16-67	425,838	33,689
Series 2025-3, Class IO	0.849	04-16-67	1,021,895	68,560
Series 2025-35, Class IO	0.763	09-16-66	1,565,106	88,873

Series 2025-73, Class IO	0.675	08-16-67	1,553,689	92,060
Asset-backed securities 4.7%				$4,473,735
(Cost $4,483,432)
Asset-backed securities 4.7%				4,473,735
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	100,000	100,944
AMSR Trust
Series 2025-SFR1, Class A (A)	3.655	06-17-42	100,000	95,220
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	94,500	92,195
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	106,083	98,686
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	187,667	187,568
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	177,678	178,217
CLI Funding VIII LLC
Series 2022-1A, Class A (A)	2.720	01-18-47	118,464	109,625
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	33,000	32,968
Series 2025-1A, Class A1 (A)	5.316	05-25-50	30,000	29,814
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,182
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	92,000	90,306
Series 2024-2A, Class A2 (A)	4.500	05-20-49	75,000	72,905
DataBank Issuer LLC
Series 2023-1A, Class A2 (A)	5.116	02-25-53	150,000	149,121
Series 2026-1A, Class A2 (A)	5.811	02-25-56	42,000	41,737
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	63,480	62,847
Series 2021-1A, Class A2II (A)	2.493	11-20-51	143,625	135,223
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2I (A)	4.930	07-25-55	25,000	24,896
Series 2025-1A, Class A2II (A)	5.217	07-25-55	26,000	25,848
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	197,000	181,723
Series 2025-1A, Class A2 (A)	5.296	10-20-55	28,928	25,890
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	100,000	100,282
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	25,000	24,829
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	100,000	99,239
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	99,900	99,211
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	100,000	101,857
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	100,000	98,550
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	99,000	100,120
Series 2025-1A, Class A2 (A)	5.610	08-16-55	78,605	79,778
Series 2026-1A, Class A2I (A)	4.952	02-15-56	56,000	55,233
35	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	118,000	$117,664
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	93,000	93,798
Series 2025-4A, Class A2 (A)	5.163	12-20-55	38,000	37,824
Series 2026-1A, Class A2 (A)	5.273	04-20-56	45,000	45,020
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	100,000	98,873
Neighborly Issuer LLC
Series 2022-1A, Class A2 (A)	3.695	01-30-52	144,000	135,667
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	119,000	118,662
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	40,000	39,687
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	30,000	29,498
ServiceMaster Funding LLC
Series 2021-1, Class A2II (A)	3.113	07-30-51	36,913	31,738
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	92,058	93,866
Series 2024-A, Class A1A (A)	5.240	03-15-56	74,196	74,816
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	94,417	93,487
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	102,700	103,363
Series 2024-1A, Class A2II (A)	6.268	07-30-54	69,125	69,726
Series 2024-3A, Class A23 (A)	5.914	07-30-54	77,025	75,021
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,688	24,371
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	39,000	38,902
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	25,000	24,506
Series 2025-1A, Class A2 (A)	5.036	03-25-55	52,000	50,099
Series 2025-2A, Class A21 (A)	5.121	10-25-55	25,000	24,415
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	47,000	46,278
Series 2025-1A, Class A2II (A)	5.049	08-25-55	34,000	33,205
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	145,208	132,468
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	99,012	97,593
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,383
Series 2025-2A, Class A2 (A)	5.177	01-20-56	25,000	24,923
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	33,000	32,424
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	35,000	34,881
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	47,579	44,005
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	61,000	61,558

	Shares	Value
Preferred securities 0.1%		$69,820
(Cost $69,500)
Utilities 0.1%		69,820
Electric utilities 0.1%
NextEra Energy, Inc., 7.375%	1,390	69,820

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	36

	Yield (%)	Shares	Value
Short-term investments 0.5%			$444,508
(Cost $444,462)
Short-term funds 0.5%			444,508
John Hancock Collateral Trust (F)	3.6657(G)	44,443	444,508

Total investments (Cost $95,058,308) 99.6%	$94,838,562
Other assets and liabilities, net 0.4%	400,096
Total net assets 100.0%	$95,238,658

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,745,487 or 21.8% of the fund’s net assets as of 3-31-26.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $272,916.
(G)	The rate shown is the annualized seven-day yield as of 3-31-26.
CORPORATE BOND ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.8%				$105,382,582
(Cost $107,216,874)
Communication services 7.8%				8,373,157
Diversified telecommunication services 1.1%
AT&T, Inc.	4.300	12-15-42	223,000	185,105
Comcast Corp.	4.150	10-15-28	630,000	627,412
Verizon Communications, Inc.	1.500	09-18-30	115,000	100,896
Verizon Communications, Inc.	3.400	03-22-41	393,000	301,753
Verizon Communications, Inc.	4.500	08-10-33	20,000	19,399
Entertainment 1.8%
Netflix, Inc.	4.900	08-15-34	556,000	560,322
WMG Acquisition Corp. (A)	3.875	07-15-30	1,406,000	1,321,502
Interactive media and services 2.2%
Alphabet, Inc.	5.250	05-15-55	147,000	138,799
Alphabet, Inc.	5.450	11-15-55	351,000	339,839
Meta Platforms, Inc.	4.450	08-15-52	1,819,000	1,430,937
Meta Platforms, Inc.	4.875	11-15-35	434,000	425,772
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31	718,000	644,625
Charter Communications Operating LLC	4.200	03-15-28	164,000	162,568
Charter Communications Operating LLC	4.400	04-01-33	212,000	198,199
News Corp. (A)	5.125	02-15-32	1,094,000	1,069,619
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	4.500	04-15-50	372,000	300,358
T-Mobile USA, Inc.	5.050	07-15-33	23,000	23,159
T-Mobile USA, Inc.	5.750	01-15-54	545,000	522,893
37	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 3.0%				$3,229,816
Automobiles 0.4%
Ford Motor Credit Company LLC	6.050	03-05-31	261,000	263,309
General Motors Company	5.400	10-15-29	30,000	30,676
General Motors Financial Company, Inc.	5.950	04-04-34	147,000	151,044
Broadline retail 1.7%
Amazon.com, Inc.	4.950	12-05-44	1,994,000	1,863,475
Hotels, restaurants and leisure 0.9%
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	534,000	524,627
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	388,000	396,685
Consumer staples 1.2%				1,242,274
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	50,000	44,888
Keurig Dr. Pepper, Inc.	5.200	03-15-31	715,000	722,834
Consumer staples distribution and retail 0.5%
Walmart, Inc.	4.050	06-29-48	534,000	435,753
Walmart, Inc.	4.500	09-09-52	45,000	38,799
Energy 4.6%				4,884,226
Oil, gas and consumable fuels 4.6%
Cheniere Energy Partners LP	3.250	01-31-32	845,000	770,141
DT Midstream, Inc. (A)	4.300	04-15-32	800,000	763,207
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	1,166,000	1,163,699
Energy Transfer LP	5.950	05-15-54	980,000	918,923
Exxon Mobil Corp.	3.567	03-06-45	50,000	38,657
ONEOK, Inc.	4.750	10-15-31	184,000	182,045
ONEOK, Inc.	6.050	09-01-33	179,000	187,704
Var Energi ASA (A)	8.000	11-15-32	756,000	859,850
Financials 44.6%				47,624,343
Banks 24.7%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	2,480,000	2,291,112
Bank of America Corp. (2.651% to 3-11-31, then Overnight SOFR + 1.220%)	2.651	03-11-32	260,000	235,798
Bank of America Corp. (5.468% to 1-23-34, then Overnight SOFR + 1.650%)	5.468	01-23-35	453,000	462,422
Barclays PLC (2.894% to 11-24-31, then 1 Year CMT + 1.300%)	2.894	11-24-32	716,000	639,726
Barclays PLC (6.692% to 9-13-33, then Overnight SOFR + 2.620%)	6.692	09-13-34	155,000	167,490
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	374,000	350,949
BNP Paribas SA (5.738% to 2-20-34, then Overnight SOFR + 1.880%) (A)	5.738	02-20-35	1,208,000	1,239,814
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	706,000	736,167
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	1,126,000	1,151,715
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	451,000	403,439
Citigroup, Inc. (3.785% to 3-17-32, then Overnight SOFR + 1.939%)	3.785	03-17-33	135,000	126,637
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,169,000	1,201,623
Credit Agricole SA (A)	3.250	01-14-30	1,034,000	970,081
Fifth Third Bank NA (5.332% to 8-25-32, then Overnight SOFR + 2.610%)	5.332	08-25-33	1,313,000	1,315,322
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	832,000	783,587
JPMorgan Chase & Co. (2.963% to 1-25-32, then Overnight SOFR + 1.260%)	2.963	01-25-33	370,000	335,672
JPMorgan Chase & Co. (3.109% to 4-22-50, then Overnight SOFR + 2.440%)	3.109	04-22-51	604,000	394,311
JPMorgan Chase & Co. (4.946% to 10-22-34, then Overnight SOFR + 1.340%)	4.946	10-22-35	255,000	252,203
JPMorgan Chase & Co. (5.336% to 1-23-34, then Overnight SOFR + 1.620%)	5.336	01-23-35	1,116,000	1,133,128
Lloyds Banking Group PLC (4.976% to 8-11-32, then 1 Year CMT + 2.300%)	4.976	08-11-33	6,000	5,974
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	915,000	918,875
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	704,000	737,991
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	306,000	303,049
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	543,000	543,740
Santander UK Group Holdings PLC (5.136% to 9-22-35, then SOFR Compounded Index + 1.578%)	5.136	09-22-36	316,000	305,150
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	38

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	426,000	$446,016
The PNC Financial Services Group, Inc. (2.307% to 4-23-31, then Overnight SOFR + 0.979%)	2.307	04-23-32	556,000	495,198
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	531,000	547,815
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,484,000	1,455,221
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (B)	5.100	03-01-30	563,000	561,979
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	173,000	180,253
U.S. Bancorp (4.967% to 7-22-32, then Overnight SOFR + 2.110%)	4.967	07-22-33	5,000	4,945
U.S. Bancorp (5.424% to 2-12-35, then Overnight SOFR + 1.411%)	5.424	02-12-36	617,000	630,481
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	986,000	1,035,959
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	243,000	246,789
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,062,000	1,001,975
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	750,000	743,520
Wells Fargo & Company (5.605% to 4-23-35, then Overnight SOFR + 1.740%)	5.605	04-23-36	1,364,000	1,395,819
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	9,000	8,920
Zions Bancorp NA (6.816% to 11-19-34, then Overnight SOFR + 2.830%)	6.816	11-19-35	606,000	622,440
Capital markets 12.2%
Ares Strategic Income Fund	5.600	02-15-30	1,238,000	1,204,634
Blackstone Private Credit Fund	5.600	11-22-29	267,000	259,718
Blackstone Private Credit Fund	6.250	01-25-31	841,000	830,723
Cantor Fitzgerald LP (A)	7.200	12-12-28	429,000	445,681
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	975,000	888,634
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	868,000	759,915
Morgan Stanley (4.889% to 7-20-32, then Overnight SOFR + 2.076%)	4.889	07-20-33	237,000	235,487
Morgan Stanley (5.192% to 4-17-30, then Overnight SOFR + 1.510%)	5.192	04-17-31	356,000	361,302
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	1,142,000	1,145,961
MSCI, Inc. (A)	3.875	02-15-31	1,266,000	1,196,743
State Street Corp. (4.784% to 10-23-35, then Overnight SOFR + 1.215%)	4.784	10-23-36	343,000	333,376
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	601,000	608,515
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	1,076,000	1,096,808
The Bank of New York Mellon Corp. (6.474% to 10-25-33, then Overnight SOFR + 1.845%)	6.474	10-25-34	165,000	180,348
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	1,668,000	1,542,962
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	153,000	151,317
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	416,000	369,317
The Goldman Sachs Group, Inc. (5.330% to 7-23-34, then Overnight SOFR + 1.550%)	5.330	07-23-35	714,000	716,418
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	603,000	679,122
Consumer finance 1.2%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	809,000	811,350
Capital One Financial Corp. (2.359% to 7-29-31, then Overnight SOFR + 1.337%)	2.359	07-29-32	502,000	432,769
Financial services 3.7%
Apollo Debt Solutions BDC	6.700	07-29-31	799,000	808,331
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	434,000	446,344
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,025,000	1,032,760
Mastercard, Inc.	3.850	03-26-50	638,000	485,301
National Rural Utilities Cooperative Finance Corp. (7.125% to 9-15-28, then 5 Year CMT + 3.533%)	7.125	09-15-53	262,000	271,149
NMI Holdings, Inc.	6.000	08-15-29	425,000	434,465
Radian Group, Inc.	6.200	05-15-29	494,000	510,438
Insurance 2.8%
Athene Holding, Ltd.	5.875	01-15-34	615,000	612,540
Brown & Brown, Inc.	4.200	03-17-32	436,000	411,547
F&G Annuities & Life, Inc.	6.250	10-04-34	105,000	99,658
Global Atlantic Fin Company (A)	3.125	06-15-31	509,000	445,835
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	836,000	759,452
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	836,000	672,118
39	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 8.0%				$8,486,746
Biotechnology 2.9%
AbbVie, Inc.	4.250	11-21-49	673,000	546,296
AbbVie, Inc.	4.875	11-14-48	741,000	664,447
Amgen, Inc.	5.250	03-02-33	505,000	518,245
Amgen, Inc.	5.650	03-02-53	1,342,000	1,299,784
Health care providers and services 1.5%
HCA, Inc.	3.500	09-01-30	1,254,000	1,190,850
HCA, Inc.	5.450	09-15-34	58,000	58,543
HCA, Inc.	5.500	06-01-33	290,000	295,783
UnitedHealth Group, Inc.	5.375	04-15-54	45,000	41,381
Pharmaceuticals 3.6%
Astrazeneca Finance LLC	5.000	02-26-34	447,000	453,570
Bristol-Myers Squibb Company	3.700	03-15-52	941,000	678,452
Eli Lilly & Company	5.000	02-09-54	1,772,000	1,614,058
Merck & Company, Inc.	4.500	05-17-33	196,000	195,429
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	679,000	631,042
Viatris, Inc.	4.000	06-22-50	456,000	298,866
Industrials 10.7%				11,371,596
Aerospace and defense 1.9%
DAE Funding LLC (A)	4.950	01-15-33	205,000	194,367
RTX Corp.	5.375	02-27-53	8,000	7,513
RTX Corp.	5.400	05-01-35	361,000	371,674
RTX Corp.	6.100	03-15-34	275,000	296,133
The Boeing Company	5.150	05-01-30	628,000	638,513
The Boeing Company	5.805	05-01-50	508,000	491,097
The Boeing Company	6.858	05-01-54	45,000	49,526
Construction and engineering 0.8%
MasTec, Inc.	5.900	06-15-29	791,000	817,329
Electrical equipment 0.6%
Regal Rexnord Corp.	6.400	04-15-33	541,000	571,831
Machinery 0.2%
Weir Group, Inc. (A)	5.350	05-06-30	243,000	246,221
Passenger airlines 3.3%
Delta Air Lines, Inc. (A)	4.750	10-20-28	862,583	861,337
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	493,399	501,642
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	77,403	79,670
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,260,198	1,294,794
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	711,387	724,867
Professional services 0.6%
Automatic Data Processing, Inc.	4.750	05-08-32	273,000	275,800
Jacobs Engineering Group, Inc.	5.900	03-01-33	388,000	401,666
Trading companies and distributors 3.3%
AerCap Ireland Capital DAC	3.300	01-30-32	455,000	413,243
AerCap Ireland Capital DAC	3.850	10-29-41	758,000	603,963
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	431,000	431,444
Air Lease Corp.	5.200	07-15-31	594,000	595,270
AIR Lease Corp. Sukuk, Ltd. (A)	5.850	04-01-28	484,000	489,686
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,000,000	1,014,010
Information technology 9.6%				10,290,844
Semiconductors and semiconductor equipment 2.0%
Broadcom, Inc. (A)	3.137	11-15-35	45,000	38,231
Intel Corp.	5.600	02-21-54	699,000	641,225
Micron Technology, Inc.	5.875	02-09-33	580,000	619,978
Qorvo, Inc. (A)	3.375	04-01-31	917,000	829,409
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	40

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 4.3%
Microsoft Corp.	2.525	06-01-50	3,211,000	$1,925,332
Microsoft Corp.	3.700	08-08-46	273,000	215,468
Oracle Corp.	4.000	11-15-47	752,000	497,669
Oracle Corp.	4.300	07-08-34	133,000	117,939
Oracle Corp.	4.450	09-26-30	502,000	483,768
Oracle Corp.	4.700	09-27-34	609,000	555,785
Oracle Corp.	5.375	09-27-54	1,037,000	802,144
Oracle Corp.	6.000	08-03-55	55,000	46,111
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	2.375	02-08-41	37,000	26,242
Apple, Inc.	2.650	05-11-50	488,000	298,594
Apple, Inc.	2.700	08-05-51	2,241,000	1,372,483
CDW LLC	5.550	08-22-34	794,000	780,279
Dell International LLC	4.850	02-01-35	518,000	501,191
Dell International LLC	8.100	07-15-36	291,000	345,902
Dell International LLC	8.350	07-15-46	156,000	193,094
Materials 0.8%				872,518
Chemicals 0.8%
Air Products & Chemicals, Inc.	2.800	05-15-50	1,410,000	872,518
Real estate 2.7%				2,847,057
Industrial REITs 0.5%
Trust 2401 (A)	4.869	01-15-30	515,000	495,883
Office REITs 0.3%
Cousins Properties LP	4.875	03-01-33	294,000	283,054
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	1,185,000	1,071,583
Specialized REITs 0.9%
EPR Properties	4.750	11-15-30	183,000	178,606
VICI Properties LP	5.125	05-15-32	830,000	817,931
Utilities 5.8%				6,160,005
Electric utilities 4.3%
Constellation Energy Generation LLC	5.750	03-15-54	1,794,000	1,740,332
Duke Energy Corp.	5.800	06-15-54	619,000	592,665
NRG Energy, Inc. (A)	5.407	10-15-35	81,000	79,455
NRG Energy, Inc. (A)	7.000	03-15-33	42,000	45,469
Pacific Gas & Electric Company	5.900	10-01-54	547,000	509,721
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,553,000	1,597,330
Independent power and renewable electricity producers 0.8%
Vistra Operations Company LLC (A)	4.300	07-15-29	915,000	899,214
Multi-utilities 0.7%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	655,000	692,787
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	3,000	3,032

	Yield (%)	Shares	Value
Short-term investments 0.5%			$551,429
(Cost $551,462)
Short-term funds 0.5%			551,429
John Hancock Collateral Trust (C)	3.6657(D)	55,134	551,429

Total investments (Cost $107,768,336) 99.3%	$105,934,011
Other assets and liabilities, net 0.7%	794,416
Total net assets 100.0%	$106,728,427

41	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $19,010,297 or 17.8% of the fund’s net assets as of 3-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	86.5%
France	4.2%
Canada	2.0%
United Kingdom	1.9%
Ireland	1.4%
Other countries	4.0%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 93.3%				$39,927,424
(Cost $39,474,777)
Alabama 8.1%				3,452,983
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (A)	4.625	06-01-55	100,000	100,018
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	250,000	254,523
Black Belt Energy Gas District Gas Project, Series B	5.000	12-01-31	265,000	281,676
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	475,000	502,257
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	250,000	264,796
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	100,000	104,159
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	250,000	260,084
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	25,000	25,431
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	255,244
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	100,000	102,740
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	250,000	269,061
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	500,000	530,534
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	200,000	215,880
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	286,580
Alaska 0.5%				199,249
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	245,000	199,249
Arizona 2.5%				1,088,882
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	202,544
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	42

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	285,000	$288,246
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	359,872
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	238,220
California 5.4%				2,321,585
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	200,000	208,515
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	200,000	211,561
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-31	500,000	529,704
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	300,000	320,942
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-37	175,000	175,783
California Municipal Finance Authority LINXS APM Project, Series A, AMT (B)	3.250	12-31-32	300,000	285,073
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	174,650
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	151,443
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	100,000	110,905
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	153,009
Colorado 3.4%				1,442,104
City of Longmont Water Enterprise Revenue	3.000	11-01-33	20,000	19,353
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	250,000	258,068
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	99,976
Colorado Health Facilities Authority Series A	5.000	05-15-39	100,000	104,388
Sand Creek Metropolitan District Series B, GO (B)	4.000	12-01-40	175,000	168,976
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	100,000	107,048
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	200,000	183,979
Vista Ridge Metropolitan District Series A, GO (B)	4.000	12-01-36	500,000	500,316
Connecticut 1.2%				506,719
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	161,278
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series O	5.000	07-01-36	310,000	345,441
Delaware 1.2%				532,128
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	171,755
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	300,000	307,466
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	55,000	52,907
District of Columbia 1.1%				479,967
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	100,000	113,252
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	100,000	107,435
43	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia (continued)
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	55,000	$58,627
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	200,000	200,653
Florida 5.2%				2,211,212
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	94,051
Cabot Citrus Farms Community Development District	5.250	03-01-29	345,000	348,056
City of Pompano Beach John Knox Village Project	5.000	09-01-44	100,000	99,998
County of Lee Airport Revenue Series A-2, AMT	5.000	10-01-56	200,000	214,354
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	4.375	05-15-35	100,000	100,374
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	539,613
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	100,000	100,287
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	200,000	216,015
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	198,464
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	173,228
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	165,000	126,772
Georgia 3.2%				1,387,632
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	300,000	300,066
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	100,000	100,055
Main Street Energy, Inc. Energy Project, Series D	5.000	12-01-33	300,000	314,299
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	250,000	252,458
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	250,000	262,447
Savannah Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	150,000	158,307
Hawaii 0.5%				197,453
County of Maui, GO	5.000	09-01-37	175,000	197,453
Idaho 0.6%				278,553
Idaho Housing & Finance Association Series A	5.000	08-15-36	250,000	278,553
Illinois 4.1%				1,753,677
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	252,416
Chicago O’Hare International Airport Series E, AMT (B)	5.000	01-01-60	200,000	196,982
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	150,000	150,185
Sales Tax Securitization Corp. Series A	5.000	01-01-34	250,000	275,902
Sales Tax Securitization Corp. Series A	5.000	01-01-36	240,000	264,064
State of Illinois Series C, GO (B)	4.000	10-01-42	155,000	144,941
State of Illinois Series C, GO	4.000	10-01-43	120,000	108,253
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	44

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series C, GO (B)	4.000	10-01-44	170,000	$155,490
State of Illinois Series E, GO	5.000	09-01-44	200,000	205,444
Indiana 2.2%				960,341
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	250,000	260,209
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	486,691
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	213,441
Iowa 0.1%				26,357
Iowa Finance Authority Series A	5.000	08-01-46	25,000	26,357
Kentucky 0.8%				341,267
Kentucky Public Energy Authority Series A	5.250	06-01-55	200,000	211,656
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	125,000	129,611
Maine 0.5%				208,560
Finance Authority of Maine Casella Waste Systems, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	200,000	208,560
Maryland 1.4%				587,985
City of Baltimore City-Wide Affordable Housing Program (A)	5.000	06-01-45	250,000	246,458
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System, Series A	5.000	05-15-39	300,000	341,527
Massachusetts 1.1%				491,681
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	5,081
Massachusetts Development Finance Agency Bentley University	5.000	07-01-44	125,000	131,330
Massachusetts Development Finance Agency Gingercare Living, Series B-1 (A)	5.250	12-01-30	100,000	100,015
Massachusetts Development Finance Agency Wellforce, Series C (B)	5.000	10-01-27	225,000	232,706
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	30,000	22,549
Michigan 1.6%				673,963
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	70,000	73,974
Michigan Finance Authority McLaren Health Care, Series D	1.200	10-15-38	300,000	286,404
Michigan State Hospital Finance Authority Corewell Health, Series B-1	5.000	08-15-55	100,000	109,094
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	102,780
State of Michigan Trunk Line Revenue Trunk Line Fund Rebuilding Program, Series B	4.000	11-15-38	100,000	101,711
Minnesota 1.0%				412,132
Minnesota Municipal Gas Agency Gas Project, Series A	5.000	09-01-35	400,000	412,132
Mississippi 0.2%				98,253
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	90,000	98,253
Missouri 0.4%				153,174
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	140,000	153,174
45	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nebraska 1.2%				$509,633
Central Plains Energy Project Series A-1	5.000	08-01-55	250,000	264,637
County of Sarpy, GO	1.750	06-01-34	295,000	244,996
Nevada 0.4%				177,693
County of Clark Series C, GO	3.000	07-01-35	45,000	42,543
State of Nevada Department of Business & Industry Brightline West Passenger Rail, Series B, AMT (A)	12.000	01-01-65	255,000	135,150
New Hampshire 0.7%				293,449
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(C)	6.982	12-15-32	150,000	94,739
New Hampshire Business Finance Authority Tamarron Project, GO (A)	5.250	12-01-35	200,000	198,710
New Jersey 1.2%				502,537
New Jersey Economic Development Authority Repauno Port and Rail Terminal, AMT (A)	6.375	01-01-35	100,000	103,875
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	100,000	115,208
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	250,000	283,454
New York 6.1%				2,609,631
Build NYC Resource Corp. Senior Airport Facilities, AMT	5.500	07-01-42	100,000	108,221
Dutchess County Local Development Corp. Health Quest Systems, Inc. Project, Series B	4.000	07-01-41	360,000	334,159
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	171,823
New York City Municipal Water Finance Authority Fiscal 2026, Series AA-1	5.000	06-15-55	500,000	512,384
New York City Transitional Finance Authority Future Tax Secured Revenue Fiscal 2025, Series D	5.000	05-01-36	50,000	56,063
New York State Dormitory Authority White Plains Hospital Obligated Group (B)	5.000	10-01-38	155,000	167,412
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	225,000	209,500
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	195,000	201,991
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	25,000	26,817
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	259,684
Utility Debt Securitization Authority Series TE-2	5.000	12-15-41	500,000	561,577
North Carolina 1.4%				591,874
City of Charlotte Series B, GO	5.000	07-01-36	100,000	111,915
Greater Asheville Regional Airport Authority, AMT (B)	5.000	07-01-35	150,000	161,376
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	318,583
North Dakota 0.6%				249,905
City of Bismarck Series T, GO	2.500	05-01-26	250,000	249,905
Ohio 1.8%				774,213
City of Columbus Series A, GO	3.000	08-15-32	140,000	138,232
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	213,932
Northeast Ohio Regional Sewer District	3.000	11-15-34	125,000	119,475
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	46

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	$302,574
Oklahoma 0.9%				373,783
Oklahoma Water Resources Board State Loan Program, Series C	5.000	10-01-44	245,000	260,465
Tulsa Municipal Airport Trust Trustees American Airlines, Inc., AMT	6.250	12-01-35	100,000	113,318
Oregon 0.4%				194,202
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-30	185,000	194,202
Pennsylvania 4.0%				1,702,299
Allegheny County Airport Authority Pittsburgh International Airport, Series A, AMT (B)	5.250	01-01-44	250,000	265,230
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	35,000	28,857
City of Philadelphia Series A, GO	5.000	08-01-39	150,000	165,423
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	511,926
Lancaster County Hospital Authority Brethren Village Project	4.750	07-01-37	150,000	143,885
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	100,000	99,607
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	345,000	335,732
Lancaster Municipal Authority Luthercare Project Series A	5.000	12-01-45	45,000	45,296
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	100,000	106,343
Puerto Rico 0.8%				334,935
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.270	11-01-43	192,857	129,214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	3.157	07-01-27	214,000	205,721
Rhode Island 0.4%				188,526
Rhode Island Health and Educational Building Corp. Town of Coventry, Series E (B)	5.000	05-15-40	175,000	188,526
South Carolina 0.3%				111,058
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	10,000	10,090
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	100,000	100,968
South Dakota 0.2%				102,345
County of Lincoln Augustana University Association Project	5.250	08-01-40	100,000	102,345
Tennessee 5.1%				2,177,258
City of Knoxville, GO	3.000	05-01-35	35,000	33,188
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	218,226
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	250,000	247,713
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	258,275
Tennessee Energy Acquisition Corp. Gas Project, Series A	5.000	11-01-34	500,000	533,534
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	515,730
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	350,000	370,592
47	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 10.0%				$4,283,641
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	175,661
City of Pearland Series C, GO	5.000	09-01-44	135,000	142,514
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	200,000	205,068
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	200,000	216,057
Dallas Independent School District Series A-6, GO	5.000	02-15-55	250,000	271,863
El Paso County Hospital District, GO (B)	5.000	02-15-40	100,000	107,804
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-32	100,000	98,452
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-34	100,000	96,798
Harris County Municipal Utility District No. 489 Series A, GO (B)	3.000	09-01-35	100,000	93,503
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	3.000	09-01-44	125,000	91,332
Las Varas Public Facility Corp. Central at Commerce, Series A	3.350	11-01-44	300,000	295,308
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	100,000	101,874
North East Texas Regional Mobility Authority Series B	5.000	01-01-39	400,000	427,471
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	125,852
Prosper Independent School District, GO	5.000	02-15-36	245,000	273,372
Sheldon Texas Independent School District Series A, GO	3.000	02-15-36	160,000	145,978
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	305,000	321,961
Texas Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue	5.000	01-01-36	455,000	483,108
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	260,437
Texas Water Development Board Master Trust	4.000	10-15-39	250,000	252,474
Texas Water Development Board Master Trust, Series A	4.000	10-15-43	100,000	96,754
Utah 3.0%				1,298,206
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.750% thereafter) (A)	0.000	06-01-43	250,000	189,557
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	492,968
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	180,000	198,417
State of Utah, GO	3.000	07-01-34	25,000	24,365
University of Utah Series A	4.000	08-01-42	300,000	290,603
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-27	100,000	102,296
Vermont 0.4%				152,977
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	150,000	152,977
Virginia 1.3%				564,409
County of Arlington, GO	5.000	06-15-36	85,000	93,656
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	269,453
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	201,300
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	48

	Rate (%)	Maturity date	Par value^	Value
Washington 3.1%				$1,341,962
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	100,000	98,191
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	200,000	215,649
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	584,750
State of Washington Series B, GO	5.000	06-01-47	160,000	166,338
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	130,000	130,036
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	150,000	146,998
West Virginia 0.6%				263,244
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development (B)	5.250	06-01-45	250,000	263,244
Wisconsin 3.1%				1,323,787
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	262,922
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	202,454
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	100,000	104,972
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(C)	6.502	12-15-39	165,000	68,701
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	250,000	248,260
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	150,000	160,301
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	100,000	87,022
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	84,061
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	100,000	105,094

	Yield (%)	Shares	Value
Short-term investments 2.6%			$1,114,292
(Cost $1,114,331)
Short-term funds 2.6%
John Hancock Collateral Trust (D)	3.6657(E)	111,410	1,114,292
Total investments (Cost $40,589,108) 95.9%			$41,041,716
Other assets and liabilities, net 4.1%			1,758,843
Total net assets 100.0%			$42,800,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.2
Build America Mutual Assurance Company	3.8
TOTAL	10.0
49	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following portfolio composition as a percentage of net assets on 3-31-26:
General obligation bonds	12.1%
Revenue bonds	81.2%
Other revenue	26.0%
Health care	13.0%
Airport	11.0%
Education	8.7%
Development	7.7%
Water and sewer	4.5%
Housing	3.7%
Utilities	2.5%
Transportation	2.1%
Pollution	1.1%
Tobacco	0.5%
Facilities	0.4%
Short-term investments and other	6.7%
TOTAL	100.0%
HIGH YIELD ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 95.6%				$69,388,358
(Cost $70,474,062)
Communication services 12.9%				9,396,503
Diversified telecommunication services 2.4%
APLD ComputeCo LLC (A)	9.250	12-15-30	68,000	70,062
Black Pearl Compute LLC (A)	6.125	02-15-31	47,000	47,836
Cincinnati Bell Telephone Company LLC	6.300	12-01-28	222,000	224,220
Cipher Compute LLC (A)	7.125	11-15-30	86,000	89,098
Cogent Communications Group LLC (A)(B)	6.500	07-01-32	145,000	126,409
Cogent Communications Group LLC (A)	7.000	06-15-27	92,000	90,610
Connect Holding II LLC (A)	10.500	04-03-31	63,000	62,617
Embarq LLC	7.995	06-01-36	149,000	47,036
Fibercop SpA (A)	7.721	06-04-38	460,000	461,111
Level 3 Financing, Inc. (A)	3.625	01-15-29	52,000	48,750
Level 3 Financing, Inc. (A)	6.875	06-30-33	66,000	67,209
Lumen Technologies, Inc. (A)	4.500	01-15-29	131,000	122,929
Windstream Services LLC (A)	8.250	10-01-31	183,000	191,264
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) (A)	6.250	03-09-30	85,898	85,395
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)	9.000	09-09-30	30,605	28,584
Entertainment 1.7%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	127,000	90,359
Cinemark USA, Inc. (A)	5.250	07-15-28	65,000	64,444
Discovery Global Holdings, Inc.	4.279	03-15-32	148,000	119,594
Discovery Global Holdings, Inc.	4.279	03-15-32	253,000	223,905
Discovery Global Holdings, Inc.	5.050	03-15-42	253,000	166,678
Discovery Global Holdings, Inc.	5.141	03-15-52	45,000	27,338
Muvico LLC (9.000% Cash and 6.000% PIK) (A)	15.000	02-19-29	168,055	159,330
Roblox Corp. (A)	3.875	05-01-30	91,000	85,520
Univision Communications, Inc. (A)	7.375	06-30-30	105,000	102,892
Univision Communications, Inc. (A)	8.500	07-31-31	219,000	220,069
Interactive media and services 0.3%
Match Group Holdings II LLC (A)	4.125	08-01-30	237,000	219,635
Media 7.4%
Altice France Lux 3 (A)	10.000	01-15-33	231,000	209,939
Altice France SA (A)	6.500	10-15-31	273,000	258,903
Altice France SA (A)	6.875	10-15-30	31,930	30,544
AMC Networks, Inc. (A)	10.500	07-15-32	65,000	64,150
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	50

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC	4.500	05-01-32	164,000	$146,496
CCO Holdings LLC (A)	5.375	06-01-29	144,000	142,020
CCO Holdings LLC (A)	7.000	02-01-33	139,000	139,383
CCO Holdings LLC (A)(B)	7.375	03-01-31	480,000	488,627
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31	101,000	105,817
CMG Media Corp. (A)	8.875	06-18-29	65,000	56,203
CSC Holdings LLC (A)	11.250	05-15-28	765,000	625,115
DIRECTV Financing LLC (A)	5.875	08-15-27	120,000	119,874
DIRECTV Financing LLC (A)	8.875	02-01-30	213,000	212,526
DIRECTV Financing LLC (A)	10.000	02-15-31	106,000	108,208
DISH DBS Corp. (A)	5.250	12-01-26	448,000	444,158
DISH DBS Corp.	7.375	07-01-28	158,000	153,316
Getty Images, Inc. (A)(B)	11.250	02-21-30	57,000	51,334
Getty Images, Inc. (A)	14.000	03-01-28	30,000	28,426
Gray Media, Inc. (A)	5.375	11-15-31	95,000	70,461
Gray Media, Inc. (A)	7.250	08-15-33	107,000	107,821
Gray Media, Inc. (A)	9.625	07-15-32	67,000	66,996
iHeartCommunications, Inc. (A)(B)	9.125	05-01-29	85,571	77,707
iHeartCommunications, Inc. (A)	10.875	05-01-30	59,000	37,808
Lamar Media Corp.	3.750	02-15-28	144,000	140,057
Light & Wonder International, Inc. (A)	7.500	09-01-31	88,000	90,314
Midcontinent Communications (A)	8.000	08-15-32	36,000	33,529
Neptune Bidco US, Inc. (A)	9.290	04-15-29	221,000	221,614
Nexstar Media, Inc. (A)	6.500	09-15-33	118,000	118,899
Nexstar Media, Inc. (A)	7.250	04-15-34	23,000	23,068
Paramount Global	4.950	01-15-31	118,000	109,305
Paramount Global	5.850	09-01-43	71,000	49,293
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	46,000	30,820
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	67,000	48,910
Paramount Global	6.875	04-30-36	82,000	71,928
Radiate Holdco LLC (6.000% Cash and 3.250% PIK) (A)	9.250	03-25-30	78,000	59,474
Scripps Escrow II, Inc. (A)	5.375	01-15-31	42,000	30,786
Sinclair Television Group, Inc. (A)	5.500	03-01-30	24,000	20,760
Sinclair Television Group, Inc. (A)	8.125	02-15-33	67,000	68,110
Sirius XM Radio LLC (A)	4.125	07-01-30	398,000	372,658
The EW Scripps Company (A)	9.875	08-15-30	51,000	49,509
Versant Media Group, Inc. (A)	7.250	01-30-31	68,000	69,591
Wireless telecommunication services 1.1%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	132,000	135,074
Vmed O2 UK Financing I PLC (A)	7.750	04-15-32	499,000	478,314
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	239,000	185,764
Consumer discretionary 15.2%				11,038,267
Automobile components 1.9%
Adient Global Holdings, Ltd. (A)(B)	7.500	02-15-33	68,000	68,748
American Axle & Manufacturing, Inc.	5.000	10-01-29	131,000	124,967
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	84,000	83,138
Aptiv Swiss Holdings, Ltd. (6.875% to 12-15-29, then 5 Year CMT + 3.385%)	6.875	12-15-54	298,000	300,777
Clarios Global LP (A)	6.750	09-15-32	43,000	43,344
Dornoch Debt Merger Sub, Inc. (A)(B)	6.625	10-15-29	47,000	41,775
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	34,000	35,204
Phinia, Inc. (A)	6.625	10-15-32	55,000	55,902
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	39,000	15,600
Tenneco, Inc. (A)	8.000	11-17-28	231,000	230,178
51	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobile components (continued)
The Goodyear Tire & Rubber Company	5.250	07-15-31	89,000	$79,606
ZF North America Capital, Inc. (A)	6.750	04-23-30	290,000	280,541
Automobiles 0.9%
Nissan Motor Acceptance Company LLC (A)	5.550	09-13-29	249,000	240,021
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	360,000	362,753
PM General Purchaser LLC (A)	9.500	10-01-28	45,000	42,638
Broadline retail 0.9%
Kohl’s Corp.	5.125	05-01-31	16,000	12,042
Kohl’s Corp. (A)	10.000	06-01-30	20,000	21,148
Macy’s Retail Holdings LLC	4.300	02-15-43	58,000	38,859
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	106,000	99,801
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(C)	6.250	04-22-31	475,000	437,596
Wand NewCo 3, Inc. (A)	7.625	01-30-32	68,000	69,530
Diversified consumer services 0.4%
Graham Holdings Company (A)	5.625	12-01-33	36,000	35,267
StoneMor, Inc. (A)	8.500	05-15-29	41,000	39,983
The ADT Security Corp. (A)	5.875	10-15-33	249,000	241,159
Hotels, restaurants and leisure 6.0%
Bloomin’ Brands, Inc. (A)	5.125	04-15-29	24,000	21,259
Caesars Entertainment, Inc. (A)(B)	6.000	10-15-32	32,000	29,440
Caesars Entertainment, Inc. (A)	7.000	02-15-30	173,000	175,137
Carnival Corp. (A)	5.750	08-01-32	237,000	236,923
Carnival Corp. (A)	6.125	02-15-33	104,000	105,043
Churchill Downs, Inc. (A)	5.750	04-01-30	75,000	74,172
Fertitta Entertainment LLC (A)	4.625	01-15-29	112,000	107,041
Fertitta Entertainment LLC (A)(B)	6.750	01-15-30	106,000	99,010
Hilton Domestic Operating Company, Inc. (A)	3.750	05-01-29	178,000	170,390
Hilton Domestic Operating Company, Inc. (A)	6.125	04-01-32	318,000	322,771
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	110,000	102,850
Life Time, Inc. (A)	6.000	11-15-31	33,000	33,261
Lindblad Expeditions LLC (A)	7.000	09-15-30	65,000	66,364
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	88,000	83,674
MGM Resorts International	6.125	09-15-29	108,000	108,640
MGM Resorts International	6.500	04-15-32	55,000	55,454
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	70,000	67,887
Motion Bondco DAC (A)	6.625	11-15-27	200,000	191,444
NCL Corp., Ltd. (A)	6.250	09-15-33	70,000	67,924
NCL Corp., Ltd. (A)	6.750	02-01-32	275,000	272,913
New Red Finance, Inc. (A)	4.000	10-15-30	198,000	186,105
New Red Finance, Inc. (A)	5.625	09-15-29	169,000	169,368
New Red Finance, Inc. (A)	6.125	06-15-29	95,000	96,536
Penn Entertainment, Inc. (A)	6.750	04-01-31	23,000	22,338
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	33,000	32,752
Sabre Financial Borrower LLC (A)	11.125	06-15-29	81,000	82,889
Sabre GLBL, Inc. (A)	11.125	07-15-30	98,000	83,178
Six Flags Entertainment Corp.	5.250	07-15-29	113,000	108,087
Six Flags Entertainment Corp.	6.500	10-01-28	76,000	75,877
Station Casinos LLC (A)	6.625	03-15-32	166,000	166,644
Travel + Leisure Company (A)	4.625	03-01-30	145,000	138,343
Travel + Leisure Company (A)	6.125	09-01-33	229,000	226,023
Viking Ocean Cruises Ship VII, Ltd. (A)	5.625	02-15-29	106,000	105,840
Voyager Parent LLC (A)	9.250	07-01-32	66,000	68,522
Wynn Resorts Finance LLC (A)	7.125	02-15-31	126,000	132,079
Yum! Brands, Inc.	3.625	03-15-31	168,000	155,194
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	52

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc. (A)	4.750	01-15-30	125,000	$122,915
Household durables 2.1%
Ashton Woods USA LLC (A)	4.625	04-01-30	118,000	109,519
Brookfield Residential Properties, Inc. (A)	4.875	02-15-30	175,000	160,673
Century Communities, Inc. (A)	6.625	09-15-33	71,000	69,555
Dream Finders Homes, Inc. (A)	8.250	08-15-28	34,000	34,547
Empire Communities Corp. (A)	9.750	05-01-29	82,000	82,336
K Hovnanian Enterprises, Inc. (A)	8.375	10-01-33	92,000	90,978
KB Home	4.000	06-15-31	75,000	69,148
KB Home	7.250	07-15-30	71,000	72,321
LGI Homes, Inc. (A)	4.000	07-15-29	30,000	26,720
Mattamy Group Corp. (A)	6.000	12-15-33	208,000	195,323
Newell Brands, Inc.	7.500	04-01-46	214,000	171,715
Newell Brands, Inc. (A)	8.500	06-01-28	72,000	74,318
Risewell Homes, Inc. (A)	8.500	11-01-30	81,000	79,204
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	70,000	69,199
TopBuild Corp. (A)	5.625	01-31-34	105,000	102,771
Whirlpool Corp. (B)	6.125	06-15-30	69,000	67,370
Whirlpool Corp.	6.500	06-15-33	50,000	47,371
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)	6.375	06-01-29	24,000	17,752
Specialty retail 2.7%
Advance Auto Parts, Inc. (A)	7.375	08-01-33	111,000	112,421
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	142,000	134,476
Bath & Body Works, Inc. (A)	6.625	10-01-30	80,000	80,754
Bath & Body Works, Inc.	6.875	11-01-35	82,000	80,661
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	129,000	139,488
Champions Financing, Inc. (A)	8.750	02-15-29	30,000	26,905
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	44,000	45,498
Lithia Motors, Inc. (A)	5.500	10-01-30	106,000	103,873
Mavis Tire Express Services Topco Corp. (A)(B)	6.500	05-15-29	40,000	39,687
PetSmart LLC (A)	7.500	09-15-32	300,000	301,461
Sally Holdings LLC	6.750	04-01-32	33,000	33,781
Sonic Automotive, Inc. (A)	4.875	11-15-31	59,000	55,922
Staples, Inc. (A)	10.750	09-01-29	280,000	258,949
Staples, Inc. (A)	12.750	01-15-30	52,000	35,144
The Michaels Companies, Inc. (A)	11.000	03-15-34	528,000	491,675
Velocity Vehicle Group LLC (A)	8.000	06-01-29	21,000	19,617
Textiles, apparel and luxury goods 0.3%
VF Corp.	2.950	04-23-30	154,000	137,175
VF Corp.	6.450	11-01-37	37,000	35,096
Consumer staples 2.9%				2,098,554
Beverages 0.1%
Primo Water Holdings, Inc. (A)	6.250	04-01-29	64,000	64,104
Consumer staples distribution and retail 1.1%
Albertsons Companies, Inc. (A)	5.625	03-31-32	276,000	271,726
Albertsons Companies, Inc. (A)	5.750	03-31-34	122,000	119,358
Arko Corp. (A)	5.125	11-15-29	31,000	27,505
C&S Group Enterprises LLC (A)	5.000	12-15-28	18,000	16,739
Performance Food Group, Inc. (A)	4.250	08-01-29	141,000	135,440
Performance Food Group, Inc. (A)	5.625	03-01-34	59,000	56,905
U.S. Foods, Inc. (A)	4.625	06-01-30	198,000	192,792
Food products 1.2%
B&G Foods, Inc. (A)	8.000	09-15-28	73,000	71,884
53	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	27,000	$27,488
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	32,000	32,591
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	131,000	124,718
Lamb Weston Holdings, Inc. (A)	4.375	01-31-32	75,000	69,671
Post Holdings, Inc. (A)	6.375	03-01-33	493,000	485,675
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	79,000	78,172
Household products 0.2%
Central Garden & Pet Company	4.125	10-15-30	37,000	34,810
Energizer Holdings, Inc. (A)(B)	6.000	09-15-33	73,000	68,367
Personal care products 0.3%
BellRing Brands, Inc. (A)	7.000	03-15-30	40,000	40,010
HLF Financing Sarl LLC (A)	4.875	06-01-29	193,000	180,599
Energy 10.7%				7,762,578
Energy equipment and services 1.0%
Archrock Services LP (A)	6.000	02-01-34	68,000	67,324
Nabors Industries, Inc. (A)	7.625	11-15-32	135,000	138,192
Nabors Industries, Inc. (A)(B)	8.875	08-15-31	41,000	42,713
Noble Finance II LLC (A)	8.000	04-15-30	74,000	76,189
SESI LLC (A)	7.875	09-30-30	184,000	187,627
WBI Operating LLC (A)	6.500	10-15-33	170,000	168,701
Weatherford International, Ltd. (A)	6.750	10-15-33	62,000	63,350
Oil, gas and consumable fuels 9.7%
BlueNord ASA (12.000% to 1-10-30, then 17.000% thereafter)	12.000	07-10-85	200,000	212,506
Buckeye Partners LP (A)	4.500	03-01-28	182,000	178,992
CITGO Petroleum Corp. (A)	8.375	01-15-29	281,000	290,184
Comstock Resources, Inc. (A)	6.750	03-01-29	142,000	140,317
Crescent Energy Finance LLC (A)	7.375	01-15-33	226,000	225,943
Crescent Energy Finance LLC	9.750	10-15-30	55,000	56,640
CVR Energy, Inc. (A)	7.500	02-15-31	127,000	127,948
Delek Logistics Partners LP (A)	8.625	03-15-29	171,000	176,945
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	577,000	573,853
Genesis Energy LP	6.750	03-15-34	117,000	116,447
Harvest Midstream I LP (A)	7.500	09-01-28	145,000	146,407
Hilcorp Energy I LP (A)	6.000	04-15-30	218,000	212,193
Hilcorp Energy I LP (A)	8.375	11-01-33	143,000	149,196
Ithaca Energy North Sea PLC (A)	8.125	10-15-29	200,000	205,079
ITT Holdings LLC (A)	6.500	08-01-29	42,000	40,838
Kinetik Holdings LP (A)	6.625	12-15-28	55,000	55,931
Moss Creek Resources Holdings, Inc. (A)	8.250	09-01-31	42,000	41,974
NGL Energy Operating LLC (A)	8.375	02-15-32	89,000	91,718
Northern Oil & Gas, Inc. (A)	8.750	06-15-31	102,000	106,064
Northriver Midstream Finance LP (A)	6.750	07-15-32	113,000	113,333
Permian Resources Operating LLC (A)	7.000	01-15-32	273,000	282,690
Prairie Acquiror LP (A)	9.000	08-01-29	115,000	118,793
Rockies Express Pipeline LLC (A)	7.500	07-15-38	163,000	170,108
SM Energy Company (A)	6.750	08-01-29	78,000	79,181
SM Energy Company (A)	8.625	11-01-30	101,000	106,564
SM Energy Company (A)	9.625	06-15-33	191,000	211,002
Summit Midstream Holdings LLC (A)	8.625	10-31-29	82,000	84,334
Sunoco LP (A)	5.625	03-15-31	248,000	246,863
Sunoco LP (A)	5.625	07-15-34	35,000	34,465
Sunoco LP (A)	6.625	08-15-32	139,000	141,178
Tallgrass Energy Partners LP (A)	6.750	03-15-34	177,000	177,886
TGNR Intermediate Holdings LLC (A)	5.500	10-15-29	183,000	178,929
Transocean Aquila, Ltd. (A)	8.000	09-30-28	344,000	352,071
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	54

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	251,000	$256,728
Venture Global LNG, Inc. (A)	7.000	01-15-30	113,000	115,379
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(C)	9.000	09-30-29	76,000	75,700
Venture Global LNG, Inc. (A)(B)	9.875	02-01-32	769,000	825,900
Venture Global Plaquemines LNG LLC (A)	6.125	12-15-30	72,000	74,047
Venture Global Plaquemines LNG LLC (A)	7.750	05-01-35	200,000	224,156
Financials 12.3%				8,891,979
Banks 0.5%
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (C)	6.875	08-15-30	263,000	264,856
Park River Holdings, Inc. (A)	8.750	12-31-30	112,541	103,654
Capital markets 1.6%
Coinbase Global, Inc. (A)	3.625	10-01-31	87,000	73,528
Focus Financial Partners LLC (A)	6.750	09-15-31	272,000	270,136
Hightower Holding LLC (A)	6.750	04-15-29	153,000	149,580
Hightower Holding LLC (A)	9.125	01-31-30	34,000	34,670
Jane Street Group (A)	7.125	04-30-31	447,000	459,496
Jefferies Finance LLC (A)	5.000	08-15-28	200,000	186,372
Consumer finance 1.9%
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	75,000	75,830
Credit Acceptance Corp. (A)	6.625	03-15-30	152,000	148,451
goeasy, Ltd. (A)	9.250	12-01-28	261,000	242,759
OneMain Finance Corp.	4.000	09-15-30	91,000	82,181
OneMain Finance Corp.	5.375	11-15-29	91,000	87,752
OneMain Finance Corp.	6.750	09-15-33	433,000	415,183
OneMain Finance Corp.	7.500	05-15-31	95,000	95,507
PRA Group, Inc. (A)	5.000	10-01-29	152,000	140,319
Synchrony Financial	7.250	02-02-33	39,000	39,834
Financial services 3.7%
Apollo Debt Solutions BDC (A)	5.700	01-23-31	120,000	117,063
Azorra Finance, Ltd. (A)	6.250	02-15-34	86,000	79,816
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	12,000	12,175
Freedom Mortgage Corp. (A)	12.250	10-01-30	356,000	384,114
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	87,000	81,337
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	89,000	87,549
Icahn Enterprises LP	5.250	05-15-27	126,000	123,468
Icahn Enterprises LP	9.000	06-15-30	88,000	82,527
ION Platform Finance US, Inc. (A)	5.750	05-15-28	287,000	272,321
Midcap Financial Issuer Trust (A)	6.500	05-01-28	350,000	339,634
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	36,000	25,383
Osaic Holdings, Inc. (A)	6.750	08-01-32	69,000	69,009
Osaic Holdings, Inc. (A)	8.000	08-01-33	47,000	46,399
PennyMac Financial Services, Inc. (A)	5.750	09-15-31	137,000	126,756
Prospect Capital Corp.	3.364	11-15-26	36,000	34,985
Rocket Companies, Inc. (A)	6.125	08-01-30	371,000	374,423
Rocket Mortgage LLC (A)	3.875	03-01-31	112,000	103,351
Shift4 Payments LLC (A)	6.750	08-15-32	351,000	345,154
Insurance 3.4%
Acrisure LLC (A)	6.000	08-01-29	77,000	72,303
Acrisure LLC (A)	7.500	11-06-30	538,000	539,648
Acrisure LLC (A)	8.500	06-15-29	73,000	72,308
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	250,000	252,128
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	214,000	211,957
AmWINS Group, Inc. (A)	4.875	06-30-29	179,000	171,475
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	33,000	33,204
55	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC (A)	8.000	12-31-32	210,000	$217,864
Asurion LLC (A)	8.375	02-01-34	260,000	252,424
Augustar Life Insurance Company (A)	6.875	06-15-42	267,000	251,877
HUB International, Ltd. (A)	7.250	06-15-30	170,000	174,149
Liberty Mutual Group, Inc. (A)	4.300	02-01-61	83,000	51,732
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26	209,000	172,613
Mortgage real estate investment trusts 1.2%
Arbor Realty SR, Inc. (A)	7.875	07-15-30	192,000	177,548
Arbor Realty Trust, Inc. (A)	4.500	03-15-27	74,000	70,418
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	145,000	140,544
Rithm Capital Corp. (A)	8.000	07-15-30	148,000	142,847
Starwood Property Trust, Inc. (A)	5.750	01-15-31	210,000	207,375
Starwood Property Trust, Inc. (A)	7.250	04-01-29	101,000	103,993
Health care 8.5%				6,149,242
Biotechnology 1.0%
BioMarin Pharmaceutical, Inc. (A)	5.500	02-15-34	400,000	393,823
National Mentor Holdings, Inc. (A)	10.500	12-15-30	124,000	127,990
Star Parent, Inc. (A)	9.000	10-01-30	175,000	181,300
Health care equipment and supplies 0.6%
Bausch + Lomb Corp. (A)	8.375	10-01-28	68,000	70,210
Embecta Corp. (A)(B)	5.000	02-15-30	68,000	62,900
Medline Borrower LP (A)	5.250	10-01-29	191,000	189,318
Medline Borrower LP (A)	6.250	04-01-29	106,000	108,012
Sotera Health Holdings LLC (A)	7.375	06-01-31	39,000	40,286
Health care providers and services 4.8%
Acadia Healthcare Company, Inc. (A)	5.500	07-01-28	48,000	47,642
Accendra Health, Inc. (A)	6.625	04-01-30	42,000	19,973
AdaptHealth LLC (A)	5.125	03-01-30	144,000	137,970
AMN Healthcare, Inc. (A)	4.000	04-15-29	37,000	34,860
AMN Healthcare, Inc. (A)	6.500	01-15-31	56,000	54,884
AthenaHealth Group, Inc. (A)	6.500	02-15-30	158,000	148,303
Community Health Systems, Inc. (A)	5.250	05-15-30	87,000	81,996
Community Health Systems, Inc. (A)	6.875	04-15-29	183,000	175,980
Community Health Systems, Inc. (A)	10.875	01-15-32	214,000	229,592
Concentra Health Services, Inc. (A)	6.875	07-15-32	34,000	35,151
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	242,000	245,035
DaVita, Inc. (A)	3.750	02-15-31	159,000	145,795
DaVita, Inc. (A)	6.875	09-01-32	136,000	139,322
Global Medical Response, Inc. (A)	7.375	10-01-32	204,000	211,842
LifePoint Health, Inc. (A)	5.375	01-15-29	102,000	98,364
LifePoint Health, Inc. (A)	10.000	06-01-32	68,000	69,444
LifePoint Health, Inc. (A)	11.000	10-15-30	78,000	83,887
Molina Healthcare, Inc. (A)	6.500	02-15-31	42,000	41,290
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	130,030	99,475
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)	6.750	03-31-31	114,412	76,656
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	63,249	56,936
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	109,000	113,033
Radiology Partners, Inc. (A)	8.500	07-15-32	117,000	118,623
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	132,328	120,851
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	39,000	38,305
Team Health Holdings, Inc. (A)	8.375	06-30-28	109,000	107,426
Tenet Healthcare Corp. (A)	5.500	11-15-32	525,000	520,158
Tenet Healthcare Corp.	6.750	05-15-31	81,000	82,793
Tenet Healthcare Corp. (B)	6.875	11-15-31	165,000	175,858
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	56

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.1%
Fortrea Holdings, Inc. (A)(B)	7.500	07-01-30	40,000	$37,908
Pharmaceuticals 2.0%
Amneal Pharmaceuticals LLC (A)	6.875	08-01-32	67,000	68,973
Bausch Health Americas, Inc. (A)(B)	8.500	01-31-27	294,000	291,207
Bausch Health Companies, Inc. (A)	7.000	01-15-28	293,000	254,910
Bausch Health Companies, Inc. (A)	10.000	04-15-32	450,000	460,730
Bausch Health Companies, Inc. (A)	11.000	09-30-28	103,000	105,064
Organon & Company (A)	4.125	04-30-28	200,000	194,071
Perrigo Finance Unlimited Company	6.125	09-30-32	56,000	51,096
Industrials 12.4%				8,985,292
Aerospace and defense 2.6%
Bombardier, Inc. (A)	6.750	06-15-33	437,000	451,293
Goat Holdco LLC (A)	6.750	02-01-32	158,000	158,968
Moog, Inc. (A)	5.500	10-15-34	118,000	118,371
TransDigm, Inc. (A)	6.125	07-31-34	174,000	171,136
TransDigm, Inc. (A)	6.375	05-31-33	278,000	276,518
TransDigm, Inc. (A)	7.125	12-01-31	686,000	708,059
Building products 1.4%
Builders FirstSource, Inc. (A)	6.375	06-15-32	145,000	144,789
Builders FirstSource, Inc. (A)	6.375	03-01-34	172,000	169,801
JELD-WEN, Inc. (A)	4.875	12-15-27	337,000	228,497
LBM Acquisition LLC (A)	6.250	01-15-29	31,000	22,654
LBM Acquisition LLC (A)	9.500	06-15-31	135,000	117,510
Masterbrand, Inc. (A)(B)	7.000	07-15-32	105,000	102,589
MIWD Holdco II LLC (A)	5.500	02-01-30	103,000	88,964
Resideo Funding, Inc. (A)	6.500	07-15-32	135,000	133,012
Wilsonart LLC (A)	11.000	08-15-32	26,000	18,847
Commercial services and supplies 1.6%
Allied Universal Holdco LLC (A)	6.000	06-01-29	419,000	404,870
APi Group DE, Inc. (A)	4.750	10-15-29	36,000	34,844
Cimpress PLC (A)	7.375	09-15-32	150,000	148,690
Clean Harbors, Inc. (A)	5.125	07-15-29	178,000	175,814
GFL Environmental, Inc. (A)	6.750	01-15-31	172,000	177,990
Prime Security Services Borrower LLC (A)	3.375	08-31-27	89,000	86,620
RR Donnelley & Sons Company (A)	9.500	08-01-29	35,000	35,427
RR Donnelley & Sons Company (A)	10.875	08-01-29	35,000	35,288
VT Topco, Inc. (A)(B)	8.500	08-15-30	68,000	69,136
Construction and engineering 0.5%
Arcosa, Inc. (A)	6.875	08-15-32	66,000	67,626
Artera Services LLC (A)(B)	8.500	02-15-31	52,000	44,527
Brand Industrial Services, Inc. (A)	10.375	08-01-30	57,000	52,093
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	111,000	112,161
Cornerstone Building Brands, Inc. (A)(B)	9.500	08-15-29	62,000	36,667
VM Consolidated, Inc. (A)	5.500	04-15-29	41,000	39,658
Electrical equipment 0.7%
Atkore, Inc. (A)	4.250	06-01-31	87,000	81,595
EMRLD Borrower LP (A)	6.750	07-15-31	265,000	272,541
Sensata Technologies, Inc. (A)	3.750	02-15-31	147,000	136,345
Ground transportation 0.7%
Avis Budget Car Rental LLC (A)(B)	8.250	01-15-30	68,000	68,404
Avis Budget Car Rental LLC (A)(B)	8.375	06-15-32	115,000	114,369
The Hertz Corp. (A)	4.625	12-01-26	179,000	161,676
The Hertz Corp. (A)	12.625	07-15-29	21,000	18,427
Watco Companies LLC (A)	7.125	08-01-32	83,000	85,242
57	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Ground transportation (continued)
XPO CNW, Inc.	6.700	05-01-34	40,000	$40,989
Machinery 1.1%
Allison Transmission, Inc. (A)	5.875	12-01-33	139,000	138,148
CompoSecure Holdings LLC (A)	5.625	02-01-33	94,000	91,833
EquipmentShare.com, Inc. (A)	8.625	05-15-32	99,000	103,332
GrafTech Global Enterprises, Inc. (A)	9.875	12-23-29	78,000	49,818
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	123,000	124,669
New Flyer Holdings, Inc. (A)	9.250	07-01-30	66,000	70,543
Park-Ohio Industries, Inc. (A)	8.500	08-01-30	33,000	33,819
Terex Corp. (A)	6.250	10-15-32	69,000	69,450
The Manitowoc Company, Inc. (A)	9.250	10-01-31	92,000	96,074
Wabash National Corp. (A)	4.500	10-15-28	15,000	13,142
Marine transportation 0.4%
Danaos Corp. (A)	6.875	10-15-32	200,000	203,222
Dcli Bidco LLC (A)	7.750	11-15-29	63,000	63,704
Passenger airlines 0.9%
Avianca Midco 2 PLC (A)	9.625	02-14-30	500,000	467,500
JetBlue Airways Corp. (A)	9.875	09-20-31	70,000	66,154
VistaJet Malta Finance PLC (A)(B)	6.375	02-01-30	87,000	75,134
VistaJet Malta Finance PLC (A)	7.875	05-01-27	69,000	68,102
Professional services 0.4%
Amentum Holdings, Inc. (A)	7.250	08-01-32	86,000	88,994
CACI International, Inc. (A)	6.375	06-15-33	69,000	70,237
Science Applications International Corp. (A)	5.875	11-01-33	67,000	65,384
SS&C Technologies, Inc. (A)	6.500	06-01-32	58,000	58,002
TriNet Group, Inc. (A)	3.500	03-01-29	27,000	24,475
Trading companies and distributors 2.1%
Alta Equipment Group, Inc. (A)(B)	9.000	06-01-29	22,000	19,497
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	92,000	89,230
FTAI Aviation Investors LLC (A)	7.875	12-01-30	174,000	181,690
Global Aircraft Leasing Company, Ltd. (A)	8.750	09-01-27	33,000	33,480
Herc Holdings, Inc. (A)	7.250	06-15-33	551,000	564,633
QXO Building Products, Inc. (A)	6.750	04-30-32	96,000	97,919
United Rentals North America, Inc.	4.000	07-15-30	270,000	256,465
WESCO Distribution, Inc. (A)	6.625	03-15-32	282,000	288,635
Information technology 5.4%				3,958,072
Communications equipment 1.1%
Cooper-Standard Automotive, Inc. (A)	9.250	03-01-31	105,000	98,674
EchoStar Corp.	6.750	11-30-30	137,000	138,337
EchoStar Corp.	10.750	11-30-29	89,936	97,153
Hughes Satellite Systems Corp. (B)	5.250	08-01-26	84,000	74,421
Viasat, Inc. (A)	6.500	07-15-28	300,000	296,428
Viasat, Inc. (A)	7.500	05-30-31	84,000	83,009
Viavi Solutions, Inc. (A)	3.750	10-01-29	44,000	41,282
Electronic equipment, instruments and components 0.3%
Crane NXT Company	4.200	03-15-48	182,000	109,766
Imola Merger Corp. (A)	4.750	05-15-29	122,000	118,576
Zebra Technologies Corp. (A)	6.500	06-01-32	34,000	34,232
IT services 0.7%
Ahead DB Holdings LLC (A)	6.625	05-01-28	88,000	86,076
CoreWeave, Inc. (A)	9.000	02-01-31	150,000	142,728
CoreWeave, Inc. (A)(B)	9.250	06-01-30	127,000	123,401
Go Daddy Operating Company LLC (A)	5.250	12-01-27	135,000	134,450
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	58

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.5%
Entegris, Inc. (A)(B)	3.625	05-01-29	221,000	$210,055
Qnity Electronics, Inc. (A)	5.750	08-15-32	135,000	135,161
Software 2.3%
Capstone Borrower, Inc. (A)	8.000	06-15-30	375,000	358,305
Central Parent LLC (A)	8.000	06-15-29	31,000	23,039
Central Parent, Inc. (A)	7.250	06-15-29	34,000	24,470
Cloud Software Group, Inc. (A)	6.500	03-31-29	196,000	191,212
Cloud Software Group, Inc. (A)	9.000	09-30-29	289,000	278,791
Fair Isaac Corp. (A)	6.000	05-15-33	67,000	65,742
Flash Compute LLC (A)	7.250	12-31-30	69,000	69,469
Gen Digital, Inc. (A)	6.250	04-01-33	67,000	65,132
McAfee Corp. (A)(B)	7.375	02-15-30	120,000	99,143
NCR Voyix Corp. (A)	5.125	04-15-29	64,000	61,213
Open Text Corp. (A)	3.875	02-15-28	118,000	113,618
Rocket Software, Inc. (A)(B)	6.500	02-15-29	34,000	30,600
Rocket Software, Inc. (A)	9.000	11-28-28	42,000	41,937
UKG, Inc. (A)	6.875	02-01-31	113,000	110,437
WULF Compute LLC (A)	7.750	10-15-30	134,000	141,595
Technology hardware, storage and peripherals 0.5%
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	136,000	135,490
Xerox Corp.	4.800	03-01-35	52,000	12,480
Xerox Corp. (A)(B)	10.250	10-15-30	16,000	12,000
Xerox Holdings Corp. (A)	5.500	08-15-28	484,000	199,650
Materials 8.6%				6,248,227
Chemicals 3.3%
ARC Falcon I, Inc. (A)	9.750	03-01-33	200,000	192,546
Celanese US Holdings LLC	6.500	04-15-30	348,000	355,132
Celanese US Holdings LLC	7.375	02-15-34	118,000	120,894
CVR Partners LP (A)	6.125	06-15-28	142,000	141,480
FMC Corp.	3.450	10-01-29	59,000	52,701
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	86,000	55,372
HB Fuller Company	4.250	10-15-28	145,000	140,025
INEOS Finance PLC (A)	7.500	04-15-29	300,000	291,033
Ingevity Corp. (A)	3.875	11-01-28	29,000	27,839
Mativ Holdings, Inc. (A)	8.000	10-01-29	21,000	19,559
Methanex Corp.	5.250	12-15-29	71,000	70,292
Methanex Corp.	5.650	12-01-44	79,000	70,505
Methanex US Operations, Inc. (A)	6.250	03-15-32	84,000	85,938
Minerals Technologies, Inc. (A)	5.000	07-01-28	43,000	42,271
Perimeter Holdings LLC (A)	6.250	01-15-34	107,000	104,940
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	62,000	61,293
The Chemours Company (A)	4.625	11-15-29	83,000	77,834
The Chemours Company (A)	8.000	01-15-33	59,000	59,322
The Scotts Miracle-Gro Company	5.250	12-15-26	67,000	67,007
WR Grace Holdings LLC (A)	5.625	08-15-29	152,000	139,797
WR Grace Holdings LLC (A)	6.625	08-15-32	212,000	206,563
Construction materials 0.8%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	41,000	41,574
Quikrete Holdings, Inc. (A)	6.750	03-01-33	54,000	54,845
Standard Building Solutions, Inc. (A)	6.500	08-15-32	239,000	239,124
Standard Industries, Inc. (A)	3.375	01-15-31	78,000	69,917
Standard Industries, Inc. (A)	4.375	07-15-30	118,000	111,223
White Cap Supply Holdings LLC (A)	7.375	11-15-30	86,000	83,419
59	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 2.0%
Ardagh Group SA (A)	9.500	12-01-30	238,000	$249,557
Ball Corp.	2.875	08-15-30	75,000	68,263
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	84,000	81,646
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	71,000	66,248
Crown Americas LLC	5.875	06-01-33	65,000	64,970
Graphic Packaging International LLC (A)	6.375	07-15-32	245,000	243,844
Iris Holding, Inc. (A)	10.000	12-15-28	45,000	37,224
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-30	97,000	97,000
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-30	101,000	93,846
Owens-Brockway Glass Container, Inc. (A)(B)	7.375	06-01-32	177,000	167,526
Sealed Air Corp. (A)	4.000	12-01-27	104,000	103,740
Toucan FinCo, Ltd. (A)	9.500	05-15-30	212,000	187,223
Metals and mining 2.3%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	200,000	209,142
Amsted Industries, Inc. (A)	6.375	03-15-33	55,000	55,272
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30	104,000	101,399
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	172,000	171,985
Cleveland-Cliffs, Inc. (A)	7.500	09-15-31	66,000	65,832
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	300,000	311,053
Fortescue Treasury Pty, Ltd. (A)	6.125	04-15-32	42,000	42,917
Kaiser Aluminum Corp. (A)	4.500	06-01-31	35,000	33,066
Novelis Corp. (A)	4.750	01-30-30	183,000	173,132
Samarco Mineracao SA (4.000% Cash and 5.000% PIK) (A)	9.000	06-30-31	146,572	144,213
SunCoke Energy, Inc. (A)	4.875	06-30-29	388,000	350,117
Paper and forest products 0.2%
Domtar Corp. (A)(B)	6.750	10-01-28	34,000	22,100
Magnera Corp. (A)	7.250	11-15-31	112,000	103,667
Mercer International, Inc.	5.125	02-01-29	40,000	20,800
Real estate 3.0%				2,176,372
Health care REITs 0.3%
Diversified Healthcare Trust (A)	7.250	10-15-30	39,000	39,335
MPT Operating Partnership LP	4.625	08-01-29	82,000	63,757
MPT Operating Partnership LP (B)	5.000	10-15-27	123,000	114,493
Hotel and resort REITs 0.4%
Service Properties Trust	3.950	01-15-28	89,000	85,109
Service Properties Trust (B)	4.375	02-15-30	24,000	21,312
Service Properties Trust	4.950	10-01-29	65,000	58,871
Service Properties Trust	5.500	12-15-27	41,000	41,054
Service Properties Trust (A)(D)	6.407	09-30-27	78,000	70,964
Service Properties Trust (A)	8.625	11-15-31	38,000	39,684
Office REITs 0.2%
Brandywine Operating Partnership LP	8.875	04-12-29	107,000	108,627
Real estate management and development 0.4%
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	39,000	41,401
Kennedy-Wilson, Inc.	4.750	03-01-29	53,000	52,007
Kennedy-Wilson, Inc.	5.000	03-01-31	110,000	109,741
The Howard Hughes Corp. (A)	5.875	03-01-32	104,000	100,078
The Howard Hughes Corp. (A)	6.125	03-01-34	23,000	22,088
Specialized REITs 1.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	143,000	135,001
Iron Mountain, Inc. (A)	5.250	07-15-30	759,000	737,412
Outfront Media Capital LLC (A)	4.250	01-15-29	87,000	83,868
SBA Communications Corp.	3.125	02-01-29	76,000	72,015
Uniti Group LP (A)	6.000	01-15-30	153,000	143,908
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	60

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
Uniti Group LP (A)(B)	8.625	06-15-32	35,000	$35,647
Utilities 3.7%				2,683,272
Electric utilities 1.8%
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	68,000	69,659
NRG Energy, Inc. (A)	5.750	01-15-34	653,000	644,135
PG&E Corp.	5.250	07-01-30	69,000	68,089
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	71,000	70,157
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	105,000	105,674
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (E)	6.627	03-30-67	250,000	246,634
VoltaGrid LLC (A)	7.375	11-01-30	101,000	104,314
Gas utilities 0.2%
Ferrellgas LP (A)	9.250	01-15-31	155,000	161,501
Independent power and renewable electricity producers 1.7%
Alpha Generation LLC (A)	6.750	10-15-32	35,000	35,512
Clearway Energy Operating LLC (A)	3.750	01-15-32	148,000	134,911
Talen Energy Supply LLC (A)	6.250	02-01-34	199,000	196,783
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	163,000	152,076
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	33,000	32,733
Vistra Operations Company LLC (A)	6.875	04-15-32	343,000	354,987
XPLR Infrastructure Operating Partners LP (A)	7.250	01-15-29	173,000	178,046
XPLR Infrastructure Operating Partners LP (A)	7.750	04-15-34	124,000	128,061

	Shares	Value
Preferred securities 0.3%		$240,186
(Cost $239,553)
Energy 0.3%		240,186
Oil, gas and consumable fuels 0.3%
NGL Energy Partners LP, 11.147% (3 month CME Term SOFR + 7.475%) (E)	9,732	240,186

	Yield (%)	Shares	Value
Short-term investments 4.6%			$3,305,261
(Cost $3,305,364)
Short-term funds 4.6%			3,305,261
John Hancock Collateral Trust (F)	3.6657(G)	263,826	2,638,707
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(G)	666,554	666,554

Total investments (Cost $74,018,979) 100.5%	$72,933,805
Other assets and liabilities, net (0.5%)	(382,789)
Total net assets 100.0%	$72,551,016

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $59,638,368 or 82.2% of the fund’s net assets as of 3-31-26.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
61	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

(G)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	86.6%
Canada	4.8%
United Kingdom	2.2%
Japan	1.1%
Other countries	5.3%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 59.1%				$125,637,142
(Cost $125,712,022)
U.S. Government Agency 59.1%				125,637,142
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	1,301,889	1,067,584
30 Yr Pass Thru	2.000	02-01-51	587,525	477,931
30 Yr Pass Thru	2.000	03-01-51	306,325	249,376
30 Yr Pass Thru	2.000	05-01-51	1,445,816	1,182,445
30 Yr Pass Thru	2.000	08-01-51	1,084,317	886,798
30 Yr Pass Thru	2.000	12-01-51	1,152,555	941,525
30 Yr Pass Thru	2.000	12-01-51	677,769	548,800
30 Yr Pass Thru	2.000	12-01-51	651,535	530,612
30 Yr Pass Thru	2.000	01-01-52	791,023	640,503
30 Yr Pass Thru	2.000	02-01-52	495,247	404,104
30 Yr Pass Thru	2.000	03-01-52	1,428,271	1,167,651
30 Yr Pass Thru	2.500	08-01-50	127,391	109,726
30 Yr Pass Thru	2.500	05-01-51	1,203,712	1,024,386
30 Yr Pass Thru	2.500	08-01-51	1,454,507	1,248,727
30 Yr Pass Thru	2.500	09-01-51	135,683	116,360
30 Yr Pass Thru	2.500	09-01-51	203,874	173,629
30 Yr Pass Thru	2.500	09-01-51	210,046	176,938
30 Yr Pass Thru	2.500	10-01-51	719,210	608,917
30 Yr Pass Thru	2.500	11-01-51	162,374	138,641
30 Yr Pass Thru	2.500	11-01-51	534,074	456,512
30 Yr Pass Thru	2.500	01-01-52	197,616	169,472
30 Yr Pass Thru	2.500	01-01-52	699,505	597,153
30 Yr Pass Thru	2.500	01-01-52	1,172,041	1,001,829
30 Yr Pass Thru	2.500	04-01-52	101,129	86,442
30 Yr Pass Thru	3.000	05-01-51	206,304	184,797
30 Yr Pass Thru	3.000	09-01-51	403,299	360,372
30 Yr Pass Thru	3.000	09-01-51	1,165,758	1,041,677
30 Yr Pass Thru	3.000	01-01-52	224,287	197,821
30 Yr Pass Thru	3.000	01-01-52	230,238	204,581
30 Yr Pass Thru	3.000	02-01-52	594,529	528,462
30 Yr Pass Thru	3.000	03-01-52	1,187,242	1,061,245
30 Yr Pass Thru	3.500	03-01-52	912,231	842,852
30 Yr Pass Thru	3.500	03-01-52	180,409	166,237
30 Yr Pass Thru	3.500	03-01-52	499,790	461,310
30 Yr Pass Thru	3.500	04-01-52	88,948	81,850
30 Yr Pass Thru	3.500	04-01-52	182,195	168,167
30 Yr Pass Thru	3.500	04-01-52	1,442,566	1,331,319
30 Yr Pass Thru	3.500	06-01-52	706,049	653,454
30 Yr Pass Thru	3.500	08-01-52	519,940	482,670
30 Yr Pass Thru	3.500	08-01-52	1,014,707	941,339
30 Yr Pass Thru	3.500	09-01-52	1,742,301	1,605,436
30 Yr Pass Thru	4.000	05-01-52	178,625	168,922
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	62

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-52	425,550	$405,425
30 Yr Pass Thru	4.000	07-01-52	690,302	655,823
30 Yr Pass Thru	4.000	07-01-52	1,299,972	1,232,705
30 Yr Pass Thru	4.000	09-01-52	163,555	155,028
30 Yr Pass Thru	4.000	09-01-52	110,554	105,032
30 Yr Pass Thru	4.000	10-01-52	1,056,002	1,001,277
30 Yr Pass Thru	4.000	11-01-52	1,106,960	1,049,006
30 Yr Pass Thru	4.000	11-01-52	850,702	814,325
30 Yr Pass Thru	4.000	04-01-53	573,256	545,518
30 Yr Pass Thru	4.500	06-01-52	1,086,882	1,053,578
30 Yr Pass Thru	4.500	07-01-52	275,833	268,243
30 Yr Pass Thru	4.500	07-01-52	702,571	680,714
30 Yr Pass Thru	4.500	07-01-52	950,012	923,306
30 Yr Pass Thru	4.500	09-01-52	935,109	905,579
30 Yr Pass Thru	4.500	10-01-52	1,213,942	1,180,159
30 Yr Pass Thru	4.500	12-01-52	575,314	560,922
30 Yr Pass Thru	4.500	08-01-53	272,112	264,199
30 Yr Pass Thru	5.000	09-01-52	1,017,858	1,015,825
30 Yr Pass Thru	5.000	06-01-53	669,221	663,703
30 Yr Pass Thru	5.000	07-01-53	168,984	167,453
30 Yr Pass Thru	5.000	08-01-53	162,536	161,196
30 Yr Pass Thru	5.000	03-01-54	388,769	387,264
30 Yr Pass Thru	5.000	10-01-54	1,083,340	1,074,034
30 Yr Pass Thru	5.000	11-01-54	299,815	297,717
30 Yr Pass Thru	5.000	11-01-54	976,952	972,559
30 Yr Pass Thru	5.000	11-01-54	999,312	992,945
30 Yr Pass Thru	5.000	12-01-54	1,104,910	1,098,526
30 Yr Pass Thru	5.000	12-01-54	436,289	434,191
30 Yr Pass Thru	5.000	01-01-55	1,021,279	1,012,857
30 Yr Pass Thru	5.000	05-01-55	972,167	961,416
30 Yr Pass Thru	5.000	06-01-55	596,062	589,470
30 Yr Pass Thru	5.500	04-01-53	164,438	165,929
30 Yr Pass Thru	5.500	07-01-53	325,323	328,546
30 Yr Pass Thru	5.500	03-01-54	73,734	74,299
30 Yr Pass Thru	5.500	03-01-54	264,189	268,689
30 Yr Pass Thru	5.500	04-01-54	863,434	870,317
30 Yr Pass Thru	5.500	12-01-54	918,813	930,875
30 Yr Pass Thru	5.500	12-01-54	409,718	414,360
30 Yr Pass Thru	5.500	01-01-55	850,995	866,913
30 Yr Pass Thru	5.500	02-01-55	549,635	559,470
30 Yr Pass Thru	5.500	02-01-55	1,083,666	1,100,686
30 Yr Pass Thru	5.500	10-01-55	977,792	989,253
Federal National Mortgage Association
10 Yr Pass Thru	5.100	01-01-35	600,000	620,472
10 Yr Pass Thru	5.180	02-01-35	600,000	623,952
30 Yr Pass Thru (A)	2.000	TBA	475,000	381,763
30 Yr Pass Thru	2.000	09-01-50	518,552	424,417
30 Yr Pass Thru	2.000	10-01-50	340,240	276,986
30 Yr Pass Thru	2.000	12-01-50	600,540	491,333
30 Yr Pass Thru	2.000	02-01-51	303,237	246,673
30 Yr Pass Thru	2.000	04-01-51	581,254	472,103
30 Yr Pass Thru	2.000	07-01-51	236,216	193,556
30 Yr Pass Thru	2.000	07-01-51	284,559	231,656
30 Yr Pass Thru	2.000	07-01-51	493,893	402,382
30 Yr Pass Thru	2.000	07-01-51	162,475	132,269
30 Yr Pass Thru	2.000	07-01-51	1,305,222	1,067,055
30 Yr Pass Thru	2.000	07-01-51	692,117	563,878
63	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	08-01-51	294,967	$241,236
30 Yr Pass Thru	2.000	08-01-51	213,298	173,244
30 Yr Pass Thru	2.000	09-01-51	437,367	358,653
30 Yr Pass Thru	2.000	09-01-51	543,049	441,751
30 Yr Pass Thru	2.000	10-01-51	528,330	432,420
30 Yr Pass Thru	2.000	03-01-52	1,029,867	842,266
30 Yr Pass Thru	2.000	03-01-52	1,113,378	910,217
30 Yr Pass Thru	2.000	03-01-52	592,500	483,459
30 Yr Pass Thru (A)	2.500	TBA	1,409,000	1,184,441
30 Yr Pass Thru	2.500	09-01-50	260,632	224,247
30 Yr Pass Thru	2.500	05-01-51	572,312	487,408
30 Yr Pass Thru	2.500	07-01-51	225,711	193,778
30 Yr Pass Thru	2.500	07-01-51	268,327	227,430
30 Yr Pass Thru	2.500	07-01-51	831,982	708,816
30 Yr Pass Thru	2.500	08-01-51	435,725	372,854
30 Yr Pass Thru	2.500	08-01-51	233,453	199,768
30 Yr Pass Thru	2.500	08-01-51	569,122	486,470
30 Yr Pass Thru	2.500	09-01-51	381,752	326,669
30 Yr Pass Thru	2.500	09-01-51	901,196	767,502
30 Yr Pass Thru	2.500	10-01-51	743,169	636,867
30 Yr Pass Thru	2.500	12-01-51	206,268	176,312
30 Yr Pass Thru	2.500	12-01-51	547,216	468,942
30 Yr Pass Thru	2.500	01-01-52	446,871	381,554
30 Yr Pass Thru	2.500	01-01-52	1,163,308	997,091
30 Yr Pass Thru	2.500	01-01-52	490,789	419,437
30 Yr Pass Thru	2.500	04-01-52	1,096,531	939,170
30 Yr Pass Thru	2.500	04-01-52	1,182,933	1,010,954
30 Yr Pass Thru (A)	3.000	TBA	1,734,000	1,523,888
30 Yr Pass Thru	3.000	11-01-46	262,966	237,359
30 Yr Pass Thru	3.000	09-01-50	70,577	62,734
30 Yr Pass Thru	3.000	10-01-50	677,828	596,361
30 Yr Pass Thru	3.000	11-01-50	183,381	164,493
30 Yr Pass Thru	3.000	02-01-51	892,325	797,347
30 Yr Pass Thru	3.000	06-01-51	537,031	479,367
30 Yr Pass Thru	3.000	09-01-51	665,228	593,590
30 Yr Pass Thru	3.000	10-01-51	220,112	193,863
30 Yr Pass Thru	3.000	11-01-51	189,658	169,649
30 Yr Pass Thru	3.000	12-01-51	406,235	361,346
30 Yr Pass Thru	3.000	12-01-51	331,660	296,151
30 Yr Pass Thru	3.000	01-01-52	144,485	128,745
30 Yr Pass Thru	3.000	01-01-52	787,057	702,301
30 Yr Pass Thru	3.000	02-01-52	545,948	485,109
30 Yr Pass Thru	3.000	03-01-52	812,055	723,591
30 Yr Pass Thru	3.000	03-01-52	271,737	241,540
30 Yr Pass Thru	3.000	03-01-52	148,142	131,291
30 Yr Pass Thru	3.000	03-01-52	1,264,953	1,124,385
30 Yr Pass Thru	3.000	03-01-52	1,506,108	1,346,271
30 Yr Pass Thru	3.000	03-01-52	1,131,226	1,009,406
30 Yr Pass Thru	3.000	04-01-52	1,129,286	1,009,440
30 Yr Pass Thru	3.000	04-01-52	1,061,152	941,572
30 Yr Pass Thru	3.000	04-01-52	374,554	333,283
30 Yr Pass Thru	3.000	06-01-52	1,784,914	1,586,564
30 Yr Pass Thru	3.000	06-01-52	1,370,160	1,224,751
30 Yr Pass Thru	3.500	10-01-49	520,956	481,986
30 Yr Pass Thru	3.500	11-01-49	599,838	555,717
30 Yr Pass Thru	3.500	12-01-49	215,752	199,411
30 Yr Pass Thru	3.500	01-01-50	829,356	766,020
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	64

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-50	1,060,614	$983,595
30 Yr Pass Thru	3.500	04-01-51	156,350	144,996
30 Yr Pass Thru	3.500	08-01-51	253,565	233,805
30 Yr Pass Thru	3.500	12-01-51	918,682	853,693
30 Yr Pass Thru	3.500	02-01-52	1,084,822	1,007,402
30 Yr Pass Thru	3.500	04-01-52	121,922	111,817
30 Yr Pass Thru	3.500	04-01-52	146,587	134,889
30 Yr Pass Thru	3.500	04-01-52	468,272	430,170
30 Yr Pass Thru	3.500	06-01-52	233,087	214,704
30 Yr Pass Thru	3.500	09-01-52	182,885	168,289
30 Yr Pass Thru	4.000	03-01-48	95,220	90,821
30 Yr Pass Thru	4.000	06-01-49	84,176	80,681
30 Yr Pass Thru	4.000	04-01-50	84,809	81,077
30 Yr Pass Thru	4.000	05-01-52	271,276	258,447
30 Yr Pass Thru	4.000	05-01-52	1,244,927	1,189,747
30 Yr Pass Thru	4.000	06-01-52	448,774	425,279
30 Yr Pass Thru	4.000	06-01-52	1,075,798	1,020,047
30 Yr Pass Thru	4.000	06-01-52	323,406	307,252
30 Yr Pass Thru	4.000	06-01-52	605,976	576,656
30 Yr Pass Thru	4.000	07-01-52	206,749	196,229
30 Yr Pass Thru	4.000	09-01-52	282,231	266,193
30 Yr Pass Thru	4.000	09-01-52	235,071	222,889
30 Yr Pass Thru	4.000	10-01-52	370,588	351,186
30 Yr Pass Thru (A)	4.500	TBA	200,000	192,844
30 Yr Pass Thru	4.500	06-01-52	251,390	244,866
30 Yr Pass Thru	4.500	06-01-52	342,221	332,548
30 Yr Pass Thru	4.500	07-01-52	434,682	421,363
30 Yr Pass Thru	4.500	07-01-52	264,877	257,754
30 Yr Pass Thru	4.500	08-01-52	570,294	557,631
30 Yr Pass Thru	4.500	09-01-52	354,716	344,346
30 Yr Pass Thru	4.500	09-01-52	227,877	220,521
30 Yr Pass Thru	4.500	10-01-52	115,006	111,842
30 Yr Pass Thru	4.500	06-01-53	62,744	60,782
30 Yr Pass Thru	4.500	07-01-53	270,549	262,766
30 Yr Pass Thru	4.500	09-01-53	429,297	416,680
30 Yr Pass Thru	4.500	09-01-53	1,027,787	998,703
30 Yr Pass Thru (A)	5.000	TBA	900,000	887,098
30 Yr Pass Thru	5.000	05-01-53	948,488	939,724
30 Yr Pass Thru	5.000	07-01-53	225,351	223,492
30 Yr Pass Thru	5.000	04-01-54	133,342	131,909
30 Yr Pass Thru	5.000	08-01-54	1,039,699	1,028,560
30 Yr Pass Thru	5.000	10-01-54	468,911	466,802
30 Yr Pass Thru	5.000	10-01-54	1,364,695	1,355,999
30 Yr Pass Thru	5.000	11-01-54	984,777	975,732
30 Yr Pass Thru	5.000	11-01-54	928,067	923,604
30 Yr Pass Thru	5.000	12-01-54	489,082	485,660
30 Yr Pass Thru	5.000	12-01-54	1,385,371	1,379,142
30 Yr Pass Thru	5.000	02-01-55	213,097	211,473
30 Yr Pass Thru	5.000	11-01-55	981,237	974,985
30 Yr Pass Thru (A)	5.500	TBA	1,697,000	1,704,085
30 Yr Pass Thru	5.500	10-01-52	130,176	131,875
30 Yr Pass Thru	5.500	10-01-53	264,349	266,704
30 Yr Pass Thru	5.500	11-01-53	288,041	290,427
30 Yr Pass Thru	5.500	02-01-54	163,757	165,164
30 Yr Pass Thru	5.500	04-01-54	843,591	850,316
30 Yr Pass Thru	5.500	04-01-54	497,514	502,724
30 Yr Pass Thru	5.500	06-01-54	918,797	934,448
65	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	10-01-54	738,192	$744,249
30 Yr Pass Thru	5.500	01-01-55	257,335	262,261
30 Yr Pass Thru	5.500	02-01-55	463,420	471,133
30 Yr Pass Thru	5.500	04-01-55	535,060	541,959
30 Yr Pass Thru	5.500	06-01-55	619,964	630,912
30 Yr Pass Thru	5.500	11-01-55	985,214	994,915
Government National Mortgage Association
30 Yr Pass Thru	2.500	09-20-49	597,260	515,515
30 Yr Pass Thru	2.500	06-20-50	418,835	361,118
30 Yr Pass Thru	2.500	02-20-51	214,708	184,651
30 Yr Pass Thru	2.500	07-20-51	480,736	412,987
30 Yr Pass Thru	2.500	03-20-53	414,959	357,031

30 Yr Pass Thru	3.000	05-20-53	201,729	181,092
Corporate bonds 0.7%				$1,465,730
(Cost $1,505,228)
Utilities 0.7%				1,465,730
Electric utilities 0.7%
Duke Energy Progress NC Storm Funding II LLC	4.890	01-01-46	500,000	493,935

PG&E Wildfire Recovery Funding LLC	5.081	06-01-41	1,000,000	971,795
Collateralized mortgage obligations 24.2%				$51,532,263
(Cost $52,018,684)
Commercial and residential 21.4%				45,507,215
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	199,922
Series 2025-NQM4, Class M1 (B)(C)	6.204	10-25-70	250,000	250,226
Series 2026-NQM1, Class A2 (5.114% to 1-1-30, then 6.114% thereafter) (B)	5.114	02-25-71	987,606	976,416
Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter) (B)	5.165	03-25-71	994,970	983,118
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	136,689	128,323
Angel Oak Mortgage Trust LLC
Series 2022-2, Class A2 (B)(C)	3.762	01-25-67	977,742	918,114
Series 2022-3, Class A1 (B)	4.000	01-25-67	334,570	326,506
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter) (B)	4.500	05-25-67	326,245	324,850
Series 2022-6, Class A1 (4.300% to 9-1-26, then 5.300% thereafter) (B)	4.300	07-25-67	662,758	659,550
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	200,890
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	153,629	152,715
Series 2025-13, Class M1 (B)(C)	5.738	10-25-70	500,000	495,836
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-39	700,000	705,863
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	76,738	75,139
BAHA Trust
Series 2024-MAR, Class B (B)(C)	6.385	12-10-41	1,000,000	1,030,390
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	743,000	776,917
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	207,522
Series 2024-5C29, Class B (C)	5.858	09-15-57	845,000	857,178
Series 2024-C30, Class A5	5.532	11-15-57	600,000	620,026
Series 2025-C32, Class A5	5.720	02-15-62	622,000	649,497
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	92,126
BX Trust
Series 2019-OC11, Class D (B)(C)	3.944	12-09-41	500,000	472,670
Series 2025-ARIA, Class B (B)(C)	5.177	12-13-42	1,000,000	1,000,737
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	700,000	555,564
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	75,031
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	199,551
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	66

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	310,907	$312,595
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	107,079	107,689
Series 2024-H5, Class A3 (6.158% to 7-1-28, then 7.158% thereafter) (B)	6.158	08-26-69	124,717	125,553
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	201,365
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	301,336
Series 2026-H1, Class A2 (4.953% to 1-1-30, then 5.953% thereafter) (B)	4.953	02-25-61	984,114	972,638
Series 2026-NQM4, Class A2 (5.688% to 3-1-30, then 6.688% thereafter) (B)	5.688	04-25-71	1,000,000	999,969
Deephaven Residential Mortgage Trust
Series 2025-INV1, Class M1 (B)(C)	5.733	11-25-60	500,000	492,466
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	234,878	234,108
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	219,978	219,735
Series 2025-CES1, Class A2 (6.121% to 2-1-29, then 7.121% thereafter) (B)	6.121	01-25-60	300,000	303,109
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	307,525	301,303
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	1,192,439	991,261
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.544	11-10-39	380,000	384,292
GCAT Trust
Series 2023-INV1, Class A1 (B)(C)	6.000	08-25-53	621,397	627,999
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	201,074
GS Mortgage-Backed Securities Trust
Series 2022-LTV2, Class A33 (B)(C)	4.000	12-25-52	895,415	825,391
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	229,832	225,020
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.462	02-05-45	1,233,000	1,260,088
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	5.952	01-13-40	550,000	563,566
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.321	12-25-51	714,195	621,840
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	60,997	60,869
IRV Trust
Series 2025-200P, Class B (B)(C)	5.440	03-14-47	550,000	546,732
JPMorgan Mortgage Trust
Series 2019-INV1, Class B3 (B)(C)	4.935	09-25-49	571,294	553,495
Series 2019-INV1, Class B5 (B)(C)	4.935	09-25-49	334,615	289,581
Series 2019-INV2, Class B4 (B)(C)	4.713	02-25-50	339,952	323,262
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	106,163	95,604
Series 2019-INV3, Class B3 (B)(C)	4.339	05-25-50	196,383	181,812
Series 2021-12, Class A12 (B)(C)	5.000	02-25-52	217,054	211,483
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	299,333	288,737
Series 2021-6, Class A12 (B)(C)	5.000	10-25-51	306,772	298,649
Series 2023-4, Class 2A6 (B)(C)	5.500	11-25-53	344,140	341,210
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	93,424
New Residential Mortgage Loan Trust
Series 2024-NQM3, Class A2 (B)	5.820	11-25-64	482,297	486,363
Series 2026-NQM3, Class A3 (5.189% to 2-1-30, then 6.189% thereafter) (B)	5.189	02-25-66	743,581	735,739
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.664	02-10-47	1,348,000	1,396,968
NYMT Loan Trust
Series 2025-CP1, Class A1 (B)(C)	3.750	11-25-69	458,500	441,215
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	60,699	53,517
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	224,105	225,579
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	150,410	150,940
Series 2025-NQM23, Class M1 (B)(C)	5.670	10-25-65	500,000	495,616
PENN Commercial Mortgage Trust
Series 2025-P11, Class B (B)(C)	5.927	08-10-42	1,000,000	1,024,300
PMT Loan Trust
Series 2025-INV11, Class A29 (B)(C)	5.500	11-25-56	469,528	466,612
67	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-INV6, Class A29 (B)(C)	6.000	06-25-56	284,431	$286,920
Series 2025-INV8, Class A28 (B)(C)	6.000	07-25-56	345,226	348,246
Progress Residential Trust
Series 2025-SFR2, Class D (B)	3.555	04-17-42	496,889	460,689
Series 2025-SFR3, Class D (B)	3.390	07-17-42	600,000	546,680
Series 2025-SFR5, Class D (B)	4.000	10-17-42	349,639	328,732
Series 2026-SFR1, Class D (B)	4.000	02-17-43	400,000	372,404
Provident Funding Mortgage Trust
Series 2025-4, Class A1 (B)(C)	6.000	09-25-55	342,765	345,121
RATE Mortgage Trust
Series 2024-J3, Class B3 (B)(C)	6.394	10-25-54	439,508	417,173
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.157	02-25-52	250,000	228,046
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	354,000	351,572
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	248,026
RIDE Trust
Series 2025-SHRE, Class E (B)(C)	7.288	02-14-47	500,000	515,213
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	500,000	519,592
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	5.565	01-25-54	288,371	280,405
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	279,066	280,985
Series 2025-12, Class A2 (B)(C)	5.000	12-25-55	701,831	687,136
Series 2025-3, Class A20 (B)(C)	5.500	04-25-55	395,150	392,131
Series 2025-4, Class A19 (B)(C)	6.000	04-25-55	292,219	294,045
Series 2025-S1, Class A1 (B)(C)	2.500	09-25-54	468,780	389,985
Series 2025-S2, Class A2 (B)(C)	3.500	11-25-55	580,758	526,409
Series 2026-1, Class A2 (B)(C)	4.500	02-25-56	731,701	703,662
SLG Office Trust
Series 2026-OMA, Class E (B)(C)	6.956	04-15-41	500,000	502,063
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (B)	5.504	09-25-39	300,000	300,663
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	245,644
Series 2024-4, Class A1A (B)(C)	4.546	10-27-64	730,570	731,178
TVC Mortgage Trust
Series 2026-RRTL1, Class A1 (4.964% to 8-25-28, then 6.176% thereafter) (B)	4.964	02-25-41	500,000	497,503
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class B (B)(C)	4.950	07-13-44	300,000	299,313
Verus Securitization Trust
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	51,845	47,403
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	54,097	48,376
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	80,408	80,835
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	201,240
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	199,029
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	1,209	1,204
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	172,006
VTR Commercial Mortgage Trust
Series 2025-STEM, Class D (B)(C)	6.060	10-13-39	500,000	492,943
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	824,000	841,069
WHARF Commercial Mortgage Trust
Series 2025-DC, Class D (B)(C)	6.171	07-15-40	350,000	354,793
U.S. Government Agency 2.8%				6,025,048
FARM Mortgage Trust
Series 2025-1, Class A2 (B)(C)	5.220	08-01-55	350,000	326,049
Federal Home Loan Mortgage Corp.
Series 2025-MN12, Class M2 (30 day Average SOFR + 2.750%) (B)(D)	6.412	11-25-45	400,000	399,525
Series 2026-MN13, Class M2 (30 day Average SOFR + 2.950%) (B)(D)	6.622	03-25-46	1,000,000	999,989
Series 5150, Class IS IO	0.931	08-25-51	1,741,000	122,853
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	68

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 5250, Class AY	2.000	01-25-55	449,984	$273,238
Series K109, Class X1 IO	1.566	04-25-30	1,931,572	101,371
Series K116, Class X1 IO	1.407	07-25-30	2,659,471	130,071
Series K118, Class X1 IO	0.945	09-25-30	3,120,891	110,004
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	238,431
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	9.012	05-25-43	300,000	320,477
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	7.562	07-25-43	400,000	416,183
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (B)(D)	5.512	09-25-45	270,000	273,233
Government National Mortgage Association
Series 2014-135, Class IO	0.415	01-16-56	12,494,785	259,258
Series 2017-159, Class IO	0.414	06-16-59	3,399,696	80,946
Series 2018-23, Class IO	0.575	11-16-59	1,191,721	38,027
Series 2021-178, Class IA IO	0.100	10-16-61	36,207,518	169,781
Series 2022-141, Class BC	2.100	06-16-64	265,000	143,426
Series 2023-197, Class IO	1.242	09-16-65	1,609,891	130,861
Series 2024-161, Class IO	0.740	06-16-64	6,747,756	376,952
Series 2024-193, Class IO	0.701	12-16-66	2,955,937	180,057
Series 2025-128, Class IO	0.926	09-16-67	3,581,811	283,369
Series 2025-3, Class IO	0.849	04-16-67	1,561,635	104,772
Series 2025-35, Class IO	0.763	09-16-66	5,477,396	311,027

Series 2025-73, Class IO	0.675	08-16-67	3,968,554	235,148
Asset-backed securities 15.0%				$31,822,187
(Cost $32,025,282)
Asset-backed securities 15.0%				31,822,187
321 Henderson Receivables V LLC
Series 2008-3A, Class A1 (B)	8.000	06-15-45	498,585	550,738
AMSR Trust
Series 2024-SFR1, Class D (B)	4.290	07-17-41	1,005,000	966,832
Series 2025-SFR1, Class D (B)	3.655	06-17-42	900,000	831,603
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	756,000	737,557
AutoNation Finance Trust
Series 2026-1A, Class D (B)	5.070	01-11-34	570,000	566,208
Avis Budget Rental Car Funding AESOP LLC
Series 2025-4A, Class C (B)	5.260	02-20-32	600,000	586,524
Blue Stream Issuer LLC
Series 2024-1A, Class B (B)	6.043	11-20-54	250,000	252,033
Business Jet Securities LLC
Series 2024-2A, Class A (B)	5.364	09-15-39	156,022	155,608
CARS-DB4 LP
Series 2020-1A, Class A6 (B)	3.810	02-15-50	244,010	230,738
Series 2020-1A, Class B3 (B)	4.950	02-15-50	100,000	94,147
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	163,647
CCG Receivables Trust
Series 2025-2, Class D (B)	5.080	08-15-34	235,000	233,680
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	134,407	124,217
Series 2022-1A, Class B (B)	3.120	01-18-47	263,253	239,094
Concord Music Royalties LLC
Series 2024-1A, Class A (B)	5.644	10-20-74	200,000	200,775
Series 2025-2A, Class A (B)	5.785	07-20-75	250,000	251,856
Consolidated Communications LLC
Series 2025-4A, Class A2 (B)	5.522	12-20-55	400,000	402,386
Series 2026-1A, Class B (B)	5.422	03-20-56	1,000,000	987,965
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	550,000	522,368
DataBank Issuer LLC
Series 2026-1A, Class A2 (B)	5.811	02-25-56	325,000	322,966
69	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2025-1A, Class A2II (B)	5.165	08-20-55	628,425	$618,834
Dext ABS LLC
Series 2023-2, Class D (B)	8.300	05-15-34	500,000	524,739
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	196,181
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (B)	5.217	07-25-55	165,000	164,037
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	625,475	576,969
Series 2025-1A, Class A2 (B)	5.296	10-20-55	598,500	535,663
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	43,030	41,038
Series 2025-A, Class D (B)	6.910	01-25-40	196,116	195,054
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (B)	6.650	02-20-55	486,266	448,420
ExteNet Issuer LLC
Series 2024-1A, Class B (B)	6.150	07-25-54	300,000	302,959
FIP Master Funding LLC
Series 2024-1A, Class A2 (B)	5.130	10-15-54	398,426	390,656
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	500,000	496,578
Series 2025-2A, Class A2 (B)	6.460	10-25-60	500,000	495,794
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	254,312
InStar Leasing III LLC
Series 2021-1A, Class A (B)	2.300	02-15-54	1,165,456	1,111,423
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (B)	5.610	08-16-55	796,000	807,875
Series 2026-1A, Class A2 (B)	5.481	02-15-56	725,000	712,518
JG Wentworth XXXV LLC
Series 2015-2A, Class A (B)	3.870	03-15-58	996,336	910,205
JGWPT XXX LLC
Series 2013-3A, Class A (B)	4.080	01-17-73	589,314	561,324
Kinetic ABS Issuer LLC
Series 2026-1A, Class B (B)	5.561	02-25-56	1,000,000	997,864
LMRK Issuer LLC
Series 2025-1A, Class A (B)	5.520	09-15-55	805,000	803,062
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (B)	5.590	08-20-55	250,000	250,505
Series 2025-2A, Class C (B)	7.830	08-20-55	260,000	263,890
Series 2025-4A, Class C (B)	7.112	12-20-55	400,000	396,817
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	42,401	43,414
Neighborly Issuer LLC
Series 2022-1A, Class A2 (B)	3.695	01-30-52	817,920	770,590
Oxford Finance Credit Fund
Series 2025-A, Class A2 (B)	5.878	08-14-34	250,000	248,374
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	600,000	581,716
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	620,000	631,017
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	473,245	406,891
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	196,000	200,676
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	420,000	411,717
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D (B)	6.860	01-21-42	266,123	267,649
Series 2025-3A, Class C (B)	4.980	08-22-44	164,051	162,461
Sonic Capital LLC
Series 2021-1A, Class A2II (B)	2.636	08-20-51	1,360,875	1,162,915
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	70

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	549,180	$472,230
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,200	104,273
Tricon Residential Trust
Series 2024-SFR3, Class C (B)	5.250	08-17-41	500,000	496,723
Series 2024-SFR4, Class C (B)	4.800	11-17-41	350,000	343,440
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	346,884
Series 2025-SFR2, Class D (B)	6.065	08-17-44	649,354	642,337
Trinity Rail Leasing LP
Series 2025-1A, Class A (B)	5.090	10-19-55	493,158	491,164
Uniti Fiber Issuer LLC
Series 2025-1A, Class B (B)	6.369	04-20-55	885,000	899,463
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	400,000	366,334
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	245,013
Series 2026-1A, Class F (B)	6.843	03-15-56	770,000	773,250
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	5.884	01-15-31	100,000	99,791
Verdant Receivables LLC
Series 2025-1A, Class D (B)	6.490	05-12-33	300,000	307,197
Willis Engine Structured Trust IX
Series 2025-B, Class A (B)	5.159	12-15-50	296,587	295,403
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	128,210	126,756
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	440,000	446,850

	Yield (%)	Shares	Value
Short-term investments 4.2%			$9,049,300
(Cost $9,050,290)
Short-term funds 4.2%			9,049,300
John Hancock Collateral Trust (E)	3.6657(F)	904,776	9,049,300

Total investments (Cost $220,311,506) 103.2%	$219,506,622
Other assets and liabilities, net (3.2%)	(6,843,429)
Total net assets 100.0%	$212,663,193

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,112,649 or 35.8% of the fund’s net assets as of 3-31-26.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
PREFERRED INCOME ETF

As of 3-31-26
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 51.5%				$84,179,251
(Cost $84,192,869)
Communication services 2.9%				4,759,014
Diversified telecommunication services 1.7%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	614,000	620,958
71	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	1,044,000	$1,017,649
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	1,101,000	1,123,955
Wireless telecommunication services 1.2%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	1,206,000	1,234,085
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%)	8.250	10-29-65	850,000	762,367
Consumer discretionary 0.2%				283,632
Broadline retail 0.2%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	286,000	283,632
Energy 6.9%				11,327,308
Oil, gas and consumable fuels 6.9%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	491,000	516,416
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	415,000	421,277
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	472,000	531,036
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	998,000	994,645
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,316,000	1,308,823
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	954,000	971,005
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	1,596,000	1,588,830
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	1,181,000	1,229,638
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,738,000	1,774,543
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,999,000	1,991,095
Financials 22.2%				36,184,452
Banks 12.4%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	650,000	750,537
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	914,000	915,680
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)	6.250	07-26-30	493,000	495,969
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	575,000	589,516
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	565,000	616,277
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(B)	6.875	12-15-33	1,655,000	1,599,211
BNP Paribas SA (7.450% to 6-27-35, then 5 Year CMT + 3.134%) (A)(B)	7.450	06-27-35	719,000	721,721
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	1,275,000	1,246,278
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (B)	6.625	02-15-31	965,000	965,724
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	1,192,000	1,200,413
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)	6.950	02-15-30	1,158,000	1,166,599
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	535,000	552,768
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	678,000	701,160
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)	7.068	07-06-26	543,000	540,369
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	306,000	307,321
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	185,000	188,204
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (B)	7.000	12-15-30	898,000	898,859
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (B)	7.050	06-05-30	499,000	502,672
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	1,040,000	1,024,713
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	1,150,000	1,193,125
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	1,355,000	1,309,791
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(B)	7.125	07-15-35	1,150,000	1,105,492
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	357,000	371,059
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	557,000	558,237
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	291,000	293,553
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	398,000	418,092
Capital markets 4.0%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	971,000	930,060
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	651,000	661,482
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	72

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp. (5.625% to 3-20-31, then 5 Year CMT + 2.034%) (B)	5.625	03-20-31	875,000	$856,896
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)	6.300	03-20-30	512,000	521,640
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	228,000	210,908
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	227,470
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	454,000	451,638
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	419,000	437,423
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	285,000	298,577
UBS Group AG (7.000% to 8-5-35, then 5 Year SOFR ICE Swap Rate + 3.296%) (A)(B)	7.000	02-05-35	1,105,000	1,074,146
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)	7.000	01-08-36	935,000	903,884
Financial services 1.5%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	457,000	428,483
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (B)	6.875	12-01-30	890,000	906,890
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	1,044,000	1,039,019
Insurance 4.3%
Allianz SE (6.550% to 4-30-24, then 5 Year CMT + 2.317%) (A)(B)	6.550	10-30-33	573,000	574,069
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	1,241,000	1,176,868
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	850,000	785,083
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	1,083,000	1,042,779
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55	524,000	540,284
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	703,000	699,871
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	1,396,000	1,152,958
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (A)(B)	9.508	05-13-30	1,057,000	1,030,684
Health care 0.6%				960,508
Health care providers and services 0.6%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	932,000	960,508
Industrials 0.2%				382,840
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	392,000	382,840
Real estate 0.4%				679,849
Residential REITs 0.4%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	679,000	679,849
Utilities 18.1%				29,601,648
Electric utilities 10.2%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	1,155,000	1,144,691
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	1,559,000	1,543,079
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	577,000	595,834
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56	745,000	745,901
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	501,000	513,364
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	1,184,000	1,222,089
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	1,362,000	1,371,185
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56	960,000	946,998
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	986,000	1,005,289
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	564,000	574,576
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,334,000	1,439,014
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	835,000	825,087
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	728,000	732,670
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (A)	7.000	09-15-56	950,000	942,761
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%)	6.200	12-15-55	614,000	597,190
The Southern Company (6.000% to 4-1-33, then 5 Year CMT + 1.993%)	6.000	04-01-58	950,000	954,761
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (A)	7.000	07-31-56	1,566,000	1,560,963
Gas utilities 2.8%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	1,605,000	1,627,433
73	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities (continued)
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	1,379,000	$1,393,540
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56	1,519,000	1,515,045
Independent power and renewable electricity producers 1.6%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	1,019,000	1,010,765
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	522,000	527,533
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	950,000	1,024,115
Multi-utilities 3.5%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	817,000	856,022
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	1,020,000	1,038,396
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	999,000	990,213
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	1,163,000	1,180,803
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	186,000	191,264
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,109,000	1,105,534

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	421,000	425,533
U.S. Government and Agency obligations 0.5%				$863,764
(Cost $854,378)
U.S. Government Agency 0.5%				863,764
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (B)	7.000	09-15-30	843,000	863,764
Capital preferred securities 0.2%				$279,218
(Cost $283,073)
Financials 0.2%				279,218
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	259,000	279,218

	Shares	Value
Preferred securities 45.4%		$74,207,190
(Cost $76,417,634)
Communication services 3.1%		5,044,488
Diversified telecommunication services 0.9%
AT&T, Inc., 5.000%	72,750	1,428,810
Wireless telecommunication services 2.2%
Array Digital Infrastructure, Inc., 5.500%	5,757	101,438
Array Digital Infrastructure, Inc., 6.250%	28,534	572,963
Telephone & Data Systems, Inc., 6.000%	56,083	991,547
Telephone & Data Systems, Inc., 6.625%	31,463	629,575
T-Mobile USA, Inc., 6.250%	54,597	1,320,155
Consumer discretionary 0.3%		458,640
Household durables 0.3%
Whirlpool Corp., 8.500%	11,200	458,640
Energy 1.4%		2,229,586
Oil, gas and consumable fuels 1.4%
NGL Energy Partners LP, 11.147% (3 month CME Term SOFR + 7.475%) (C)	46,650	1,151,322
TransCanada PipeLines, Ltd., 6.250%	45,458	1,078,264
Financials 27.8%		45,457,684
Banks 12.8%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	28,503	698,894
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	41,663	1,035,742
Bank of America Corp., 6.450%	9,301	237,827
Bank of America Corp., 7.250%	649	773,322
Bank of America Corp., 5.000%	40,741	821,746
Bank of Hawaii Corp., 8.000%	8,579	225,199
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	74

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup Capital XIII, 10.298% (3 month CME Term SOFR + 6.632%) (C)	18,761	$550,635
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	43,697	1,086,307
Citizens Financial Group, Inc., 7.375%	17,641	447,552
Fifth Third Bancorp, 6.000%	13,513	311,475
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	40,001	1,042,426
First Busey Corp., 8.250%	16,914	427,755
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	42,375	1,047,510
First Horizon Corp., 6.750%	42,850	1,060,538
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	19,501	479,920
JPMorgan Chase & Co., 4.200%	41,328	723,240
KeyCorp, 5.650%	52,251	1,086,821
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	15,195	375,317
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	27,944	663,111
Live Oak Bancshares, Inc., 8.375%	14,995	374,875
M&T Bank Corp., 5.625% (5.625% to 12-15-26, then 3 month ICE Term SOFR + 4.280%)	20,427	503,730
M&T Bank Corp., 6.350%	37,168	932,173
M&T Bank Corp., 7.500%	11,860	303,972
Pinnacle Financial Partners, Inc., 7.313% (3 month CME Term SOFR + 3.614%) (C)	3,787	97,364
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	39,680	1,014,618
Regions Financial Corp., 4.450%	25,388	413,824
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	36,436	907,256
Truist Financial Corp., 4.750%	54,316	984,749
U.S. Bancorp, 5.500%	28,608	614,786
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	12,885	328,696
Wells Fargo & Company, 7.500%	309	356,895
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	25,679	643,259
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	13,342	343,823
Capital markets 4.3%
Affiliated Managers Group, Inc., 6.750%	51,790	1,160,096
Brookfield Finance, Inc., 4.625%	30,100	456,015
Carlyle Finance LLC, 4.625%	26,088	456,540
KKR & Company, Inc., 6.250%	20,350	818,477
Morgan Stanley, 6.375%	17,889	439,354
Morgan Stanley, 6.500%	10,465	260,265
Morgan Stanley, 6.625%	5,299	133,747
Morgan Stanley, 6.875%	32,960	825,648
Morgan Stanley, 7.125%	18,670	469,924
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	9,777	244,425
The Charles Schwab Corp., 4.450%	45,000	795,600
TPG Operating Group II LP, 6.950%	39,354	983,063
Consumer finance 1.5%
Capital One Financial Corp., 4.800%	51,904	925,448
Capital One Financial Corp., 5.000%	35,065	653,962
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	32,841	826,936
Financial services 2.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	18,228	463,538
Corebridge Financial, Inc., 6.375%	11,621	264,610
Equitable Holdings, Inc., 5.250%	58,475	1,135,000
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	33,931	846,578
KKR Group Finance Company IX LLC, 4.625%	51,620	825,920
National Rural Utilities Cooperative Finance Corp., 5.500%	7,576	173,869
Insurance 6.9%
AEGON Funding Company LLC, 5.100%	42,533	806,000
American Financial Group, Inc., 5.125%	22,068	398,769
American National Group, Inc., 7.375%	58,715	1,385,674
75	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Arch Capital Group, Ltd., 4.550%	45,925	$754,548
Aspen Insurance Holdings, Ltd., 7.000%	15,186	353,834
Assurant, Inc., 5.250%	36,620	728,738
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%)	46,869	1,107,514
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	20,826	517,734
Brighthouse Financial, Inc., 5.375%	58,190	698,280
F&G Annuities & Life, Inc., 7.300%	25,825	519,083
F&G Annuities & Life, Inc., 7.950%	16,996	423,370
Lincoln National Corp., 9.000%	12,919	337,703
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	20,396	518,262
RenaissanceRe Holdings, Ltd., 4.200%	69,254	1,046,428
The Allstate Corp., 7.375%	5,080	129,235
Unum Group, 6.250%	31,875	729,300
W.R. Berkley Corp., 5.100%	49,171	928,840
Information technology 1.2%		2,065,371
Software 1.2%
Oracle Corp., 6.500%	17,950	807,930
Strategy, Inc., 10.000%	16,578	1,257,441
Real estate 1.4%		2,240,902
Diversified REITs 0.3%
Global Net Lease, Inc., 7.500%	18,293	410,129
Hotel and resort REITs 0.3%
Pebblebrook Hotel Trust, 6.375%	22,922	444,687
Office REITs 0.3%
Vornado Realty Trust, 5.400%	33,839	548,192
Specialized REITs 0.5%
Public Storage, 4.625%	47,825	837,894
Utilities 10.2%		16,710,519
Electric utilities 7.2%
Duke Energy Corp., 5.750%	19,549	475,041
NextEra Energy Capital Holdings, Inc., 6.500%	49,994	1,240,351
NextEra Energy Capital Holdings, Inc., 6.500%	20,000	499,200
NextEra Energy, Inc., 7.234%	13,252	696,260
NextEra Energy, Inc., 7.375%	15,500	778,565
PG&E Corp., 6.000%	10,337	444,388
PPL Corp., 7.000%	22,450	1,151,461
SCE Trust VII, 7.500%	48,698	1,192,127
SCE Trust VIII, 6.950%	59,626	1,411,944
The Southern Company, 4.950%	32,573	628,659
The Southern Company, 6.500%	28,845	717,952
The Southern Company, 7.125%	24,977	1,283,818
Xcel Energy, Inc., 6.250%	48,374	1,193,870
Independent power and renewable electricity producers 0.5%
Brookfield BRP Holdings Canada, Inc., 4.625%	61,451	891,654
Multi-utilities 2.5%
Algonquin Power & Utilities Corp., 7.954% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	18,743	488,817
CMS Energy Corp., 5.625%	8,759	186,742
CMS Energy Corp., 5.875%	16,187	354,495
CMS Energy Corp., 5.875%	24,477	540,942
DTE Energy Company, 5.250%	29,214	600,348
DTE Energy Company, 6.250%	61,948	1,473,743
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	76

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Sempra, 5.750%	22,337	$460,142

	Yield (%)	Shares	Value
Short-term investments 0.7%			$1,131,171
(Cost $1,131,314)
Short-term funds 0.7%			1,131,171
John Hancock Collateral Trust (D)	3.6657(E)	113,098	1,131,171
Total investments (Cost $162,879,268) 98.3%			$160,660,594
Other assets and liabilities, net 1.7%			2,703,664
Total net assets 100.0%			$163,364,258

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,875,384 or 13.4% of the fund’s net assets as of 3-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	82.7%
Canada	10.2%
France	2.1%
Bermuda	1.3%
Switzerland	1.2%
Japan	1.0%
Other countries	1.5%
TOTAL	100.0%
77	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 3-31-26

	Core Bond ETF	Core Plus Bond ETF	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF
Assets
Unaffiliated investments, at value	2,194,006,730	$94,394,054	$105,382,582	$39,927,424	$70,295,098
Affiliated investments, at value	7,555,014	444,508	551,429	1,114,292	2,638,707
Total investments, at value	2,201,561,744	94,838,562	105,934,011	41,041,716	72,933,805
Receivable for futures variation margin	228	—	—	—	—
Cash	—	—	—	—	219
Collateral held at broker for futures contracts	4,000	—	—	—	—
Dividends and interest receivable	15,559,465	744,161	1,291,663	527,188	1,284,321
Receivable for fund shares sold	—	1,253,141	—	1,296,986	1,261,799
Receivable for investments sold	7,799,782	—	569,843	—	724,293
Receivable for delayed-delivery securities sold	—	2,973,004	—	—	—
Receivable for securities lending income	521	238	—	—	4,981
Receivable from affiliates	—	—	—	572	—
Other assets	3,807	16,850	9,545	6,646	7,224
Total assets	2,224,929,547	99,825,956	107,805,062	42,873,108	76,216,642
Liabilities
Payable for investments purchased	3,409,171	1,160,128	980,704	—	950,308
Payable for delayed-delivery securities purchased	1,091,287	3,079,701	—	—	—
Payable for fund shares repurchased	1,264,278	—	—	—	—
Payable upon return of securities loaned	406,000	272,335	—	—	2,639,533
Payable to affiliates
Investment management fees	506,741	19,967	17,336	—	14,898
Accounting and legal services fees	38,694	3,821	4,784	1,954	3,530
Trustees’ fees	—	4	48	114	157
Other liabilities and accrued expenses	56,364	51,342	73,763	70,481	57,200
Total liabilities	6,772,535	4,587,298	1,076,635	72,549	3,665,626
Net assets	$2,218,157,012	$95,238,658	$106,728,427	$42,800,559	$72,551,016
Net assets consist of
Paid-in capital	$2,261,169,544	$95,406,772	$110,973,615	$42,213,609	$73,627,366
Total distributable earnings (loss)	(43,012,532)	(168,114)	(4,245,188)	586,950	(1,076,350)
Net assets	$2,218,157,012	$95,238,658	$106,728,427	$42,800,559	$72,551,016
Unaffiliated investments, at cost	$2,238,147,911	$94,613,846	$107,216,874	$39,474,777	$71,380,169
Affiliated investments, at cost	$7,554,863	$444,462	$551,462	$1,114,331	$2,638,810
Securities loaned, at value	$397,791	$267,466	—	—	$3,624,281
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$2,218,157,012	$95,238,658	$106,728,427	$42,800,559	$72,551,016
Shares outstanding	87,725,000	3,800,000	5,050,000	1,650,000	2,875,000
Net asset value per share	$25.29	$25.06	$21.13	$25.94	$25.24
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	78

STATEMENTS OF ASSETS AND LIABILITIES 3-31-26

Continued
	Mortgage-Backed Securities ETF	Preferred Income ETF
Assets
Unaffiliated investments, at value	$210,457,322	$159,529,423
Affiliated investments, at value	9,049,300	1,131,171
Total investments, at value	219,506,622	160,660,594
Cash	—	205,565
Dividends and interest receivable	816,290	1,459,694
Receivable for fund shares sold	—	2,245,569
Receivable for investments sold	4,836,406	—
Receivable for delayed-delivery securities sold	421,870	—
Other assets	14,723	11,672
Total assets	225,595,911	164,583,094
Liabilities
Payable for investments purchased	6,414,787	1,068,939
Payable for delayed-delivery securities purchased	6,367,024	—
Payable to affiliates
Investment management fees	57,949	62,397
Accounting and legal services fees	9,594	6,986
Other liabilities and accrued expenses	83,364	80,514
Total liabilities	12,932,718	1,218,836
Net assets	$212,663,193	$163,364,258
Net assets consist of
Paid-in capital	$214,788,500	$166,700,485
Total distributable earnings (loss)	(2,125,307)	(3,336,227)
Net assets	$212,663,193	$163,364,258
Unaffiliated investments, at cost	$211,261,216	$161,747,954
Affiliated investments, at cost	$9,050,290	$1,131,314
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$212,663,193	$163,364,258
Shares outstanding	9,675,000	7,275,000
Net asset value per share	$21.98	$22.46
79	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

	Core Bond ETF		Core Plus Bond ETF		Corporate Bond ETF
	Period ended 3-31-26[1]	Period ended 4-30-25[2]	Period ended 3-31-26[1]	Period ended 4-30-25[2]	Period ended 3-31-26[1]	Year ended 4-30-25
Investment income
Interest	$10,779,736	$182,828	$2,901,258	$857,254	$3,805,389	$2,928,752
Dividends from affiliated investments	65,126	1,890	25,990	9,723	15,481	15,187
Securities lending, net	596	—	2,050	56	—	—
Total investment income	10,845,458	184,718	2,929,298	867,033	3,820,870	2,943,939
Expenses
Investment management fees	537,441	8,708	174,498	50,148	174,531	131,236
Accounting and legal services fees	40,484	682	10,772	3,022	13,466	9,580
Transfer agent fees	7,917	833	7,917	833	9,167	10,000
Trustees’ fees	1,266	310	1,116	432	1,422	1,644
Custodian fees	37,747	8,234	35,840	10,246	57,811	62,637
Printing and postage	19,274	6,490	18,977	6,475	21,000	19,996
Professional fees	60,236	34,516	55,643	42,789	34,875	31,203
Stock exchange listing fees	24,238	3,000	24,238	3,000	17,926	17,575
Other	4,511	110	5,413	46	7,485	8,089
Total expenses	733,114	62,883	334,414	116,991	337,683	291,960
Less expense reductions	(83,590)	(52,348)	(131,127)	(58,682)	(126,497)	(133,383)
Net expenses	649,524	10,535	203,287	58,309	211,186	158,577
Net investment income	10,195,934	174,183	2,726,011	808,724	3,609,684	2,785,362
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,767,095)	(6,486)	(100,804)	(44,490)	92,411	(431,171)
Affiliated investments	(4,137)	11	(398)	134	(46)	281
Futures contracts	1,826	1,825	3,029	9,472	—	—
Redemptions in-kind	(440,366)	—	—	(3,152)	201,847	184,727
	(4,209,772)	(4,650)	(98,173)	(38,036)	294,212	(246,163)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(44,154,942)	13,761	(424,939)	205,147	(1,021,247)	1,391,665
Affiliated investments	147	4	19	27	(38)	4
Futures contracts	(1,838)	—	—	—	—	—
	(44,156,633)	13,765	(424,920)	205,174	(1,021,285)	1,391,669
Net realized and unrealized gain (loss)	(48,366,405)	9,115	(523,093)	167,138	(727,073)	1,145,506
Increase (decrease) in net assets from operations	$(38,170,471)	$183,298	$2,202,918	$975,862	$2,882,611	$3,930,868

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-17-24 (commencement of operations) to 4-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	80

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

Continued

	Dynamic Municipal Bond ETF		High Yield ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[1]	Year ended 4-30-25[2]
Investment income
Dividends from unaffiliated investments	—	—	$33,492	$15,155
Interest	$1,304,354	$1,029,989	3,659,905	2,506,140
Dividends from affiliated investments	58,225	32,301	—	—
Securities lending, net	—	—	6,411	—
Total investment income	1,362,579	1,062,290	3,699,808	2,521,295
Expenses
Investment management fees	98,583	76,757	229,061	148,877
Accounting and legal services fees	5,780	4,274	9,750	6,069
Transfer agent fees	9,167	10,000	9,167	6,250
Trustees’ fees	729	995	1,142	1,140
Custodian fees	48,615	37,315	43,274	28,265
Printing and postage	20,347	16,306	20,520	21,892
Professional fees	29,490	61,188	31,607	102,413
Stock exchange listing fees	17,209	24,181	19,861	13,745
Other	6,573	5,611	7,384	4,331
Total expenses	236,493	236,627	371,766	332,982
Less expense reductions	(115,832)	(143,044)	(106,945)	(160,648)
Net expenses	120,661	93,583	264,821	172,334
Net investment income	1,241,918	968,707	3,434,987	2,348,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	100,257	204,978	153,933	451,367
Affiliated investments	103	564	(722)	—
Redemptions in-kind	39,048	—	145,512	(32,968)
	139,408	205,542	298,723	418,399
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	276,965	(547,804)	(748,408)	(336,663)
Affiliated investments	(239)	213	(103)	—
	276,726	(547,591)	(748,511)	(336,663)
Net realized and unrealized gain (loss)	416,134	(342,049)	(449,788)	81,736
Increase in net assets from operations	$1,658,052	$626,658	$2,985,199	$2,430,697

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 5-1-24 (commencement of operations) to 4-30-25.
81	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

Continued

	Mortgage-Backed Securities ETF		Preferred Income ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[1]	Year ended 4-30-25
Investment income
Dividends from unaffiliated investments	—	—	$3,197,250	$1,671,115
Interest	$7,856,544	$3,348,329	3,645,410	1,509,818
Dividends from affiliated investments	233,713	61,703	149,573	53,697
Less foreign taxes withheld	—	—	(1,378)	(4,788)
Total investment income	8,090,257	3,410,032	6,990,855	3,229,842
Expenses
Investment management fees	530,798	223,107	515,388	231,603
Accounting and legal services fees	29,061	11,981	19,591	8,504
Transfer agent fees	8,832	10,000	9,167	10,000
Trustees’ fees	2,903	1,782	1,766	1,438
Custodian fees	68,008	71,947	61,049	66,216
Printing and postage	21,978	21,047	22,465	23,109
Professional fees	43,568	31,339	35,431	31,362
Stock exchange listing fees	17,986	17,075	17,926	17,575
Other	12,084	8,416	13,563	12,658
Total expenses	735,218	396,694	696,346	402,465
Less expense reductions	(124,866)	(140,777)	(127,066)	(147,189)
Net expenses	610,352	255,917	569,280	255,276
Net investment income	7,479,905	3,154,115	6,421,575	2,974,566
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	147,776	(234,486)	431,625	(126,626)
Affiliated investments	(20)	(453)	(320)	169
Futures contracts	47,378	29,358	—	—
Redemptions in-kind	—	—	274,268	255,230
	195,134	(205,581)	705,573	128,773
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	50,608	2,008,614	(1,532,042)	(510,826)
Affiliated investments	(1,376)	395	(357)	287
Futures contracts	(47,253)	106,551	—	—
	1,979	2,115,560	(1,532,399)	(510,539)
Net realized and unrealized gain (loss)	197,113	1,909,979	(826,826)	(381,766)
Increase in net assets from operations	$7,677,018	$5,064,094	$5,594,749	$2,592,800

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	82

STATEMENTS OF CHANGES IN NET ASSETS

	Core Bond ETF		Core Plus Bond ETF		Corporate Bond ETF
	Period ended 3-31-26[1]	Period ended 4-30-25[2]	Period ended 3-31-26[1]	Period ended 4-30-25[2]	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$10,195,934	$174,183	$2,726,011	$808,724	$3,609,684	$2,785,362	$1,381,387
Net realized gain (loss)	(4,209,772)	(4,650)	(98,173)	(38,036)	294,212	(246,163)	(969,908)
Change in net unrealized appreciation (depreciation)	(44,156,633)	13,765	(424,920)	205,174	(1,021,285)	1,391,669	(32,959)
Increase (decrease) in net assets resulting from operations	(38,170,471)	183,298	2,202,918	975,862	2,882,611	3,930,868	378,520
Distributions to shareholders
From earnings	(5,321,422)	(156,056)	(2,646,559)	(714,661)	(3,589,964)	(2,826,237)	(1,390,640)
Total distributions	(5,321,422)	(156,056)	(2,646,559)	(714,661)	(3,589,964)	(2,826,237)	(1,390,640)
From fund share transactions
Shares issued	2,306,757,366	10,000,000	46,951,218	49,714,825	59,820,992	13,668,629	25,006,247
Shares repurchased	(55,135,703)	—	—	(1,244,945)	(8,085,775)	(7,343,827)	—
Total from fund share transactions	2,251,621,663	10,000,000	46,951,218	48,469,880	51,735,217	6,324,802	25,006,247
Total increase	2,208,129,770	10,027,242	46,507,577	48,731,081	51,027,864	7,429,433	23,994,127
Net assets
Beginning of year	10,027,242	—	48,731,081	—	55,700,563	48,271,130	24,277,003
End of year	$2,218,157,012	$10,027,242	$95,238,658	$48,731,081	$106,728,427	$55,700,563	$48,271,130
Share activity
Shares outstanding
Beginning of year	400,000	—	1,950,000	—	2,650,000	2,350,000	1,150,000
Shares issued	89,500,000	400,000	1,850,000	2,000,000	2,775,000	650,000	1,200,000
Shares repurchased	(2,175,000)	—	—	(50,000)	(375,000)	(350,000)	—
End of year	87,725,000	400,000	3,800,000	1,950,000	5,050,000	2,650,000	2,350,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-17-24 (commencement of operations) to 4-30-25.
83	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Dynamic Municipal Bond ETF			High Yield ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 4-30-24[2]	Period ended 3-31-26[1]	Year ended 4-30-25[3]
Increase (decrease) in net assets
From operations
Net investment income	$1,241,918	$968,707	$442,666	$3,434,987	$2,348,961
Net realized gain	139,408	205,542	568,695	298,723	418,399
Change in net unrealized appreciation (depreciation)	276,726	(547,591)	723,473	(748,511)	(336,663)
Increase in net assets resulting from operations	1,658,052	626,658	1,734,834	2,985,199	2,430,697
Distributions to shareholders
From earnings	(1,201,606)	(1,799,956)	(391,984)	(3,769,671)	(2,618,518)
Total distributions	(1,201,606)	(1,799,956)	(391,984)	(3,769,671)	(2,618,518)
From fund share transactions
Shares issued	18,819,993	5,175,079	21,349,127	43,292,232	36,566,569
Shares repurchased	(1,904,827)	(1,264,811)	—	(4,492,008)	(1,843,484)
Total from fund share transactions	16,915,166	3,910,268	21,349,127	38,800,224	34,723,085
Total increase	17,371,612	2,736,970	22,691,977	38,015,752	34,535,264
Net assets
Beginning of year	25,428,947	22,691,977	—	34,535,264	—
End of year	$42,800,559	$25,428,947	$22,691,977	$72,551,016	$34,535,264
Share activity
Shares outstanding
Beginning of year	1,000,000	850,000	—	1,375,000	—
Shares issued	725,000	200,000	850,000	1,675,000	1,450,000
Shares repurchased	(75,000)	(50,000)	—	(175,000)	(75,000)
End of year	1,650,000	1,000,000	850,000	2,875,000	1,375,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Period from 5-1-24 (commencement of operations) to 4-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	84

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Mortgage-Backed Securities ETF			Preferred Income ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$7,479,905	$3,154,115	$1,417,319	$6,421,575	$2,974,566	$2,154,588
Net realized gain (loss)	195,134	(205,581)	(955,808)	705,573	128,773	(462,666)
Change in net unrealized appreciation (depreciation)	1,979	2,115,560	(173,351)	(1,532,399)	(510,539)	1,576,555
Increase in net assets resulting from operations	7,677,018	5,064,094	288,160	5,594,749	2,592,800	3,268,477
Distributions to shareholders
From earnings	(7,318,885)	(3,053,345)	(1,574,179)	(5,952,011)	(2,928,285)	(2,180,319)
Total distributions	(7,318,885)	(3,053,345)	(1,574,179)	(5,952,011)	(2,928,285)	(2,180,319)
From fund share transactions
Shares issued	81,917,481	90,841,575	22,256,050	96,835,428	36,580,023	13,782,470
Shares repurchased	(2,716,575)	—	(7,439,282)	(5,178,104)	(2,307,648)	(1,563,406)
Total from fund share transactions	79,200,906	90,841,575	14,816,768	91,657,324	34,272,375	12,219,064
Total increase	79,559,039	92,852,324	13,530,749	91,300,062	33,936,890	13,307,222
Net assets
Beginning of year	133,104,154	40,251,830	26,721,081	72,064,196	38,127,306	24,820,084
End of year	$212,663,193	$133,104,154	$40,251,830	$163,364,258	$72,064,196	$38,127,306
Share activity
Shares outstanding
Beginning of year	6,100,000	1,925,000	1,225,000	3,275,000	1,750,000	1,175,000
Shares issued	3,700,000	4,175,000	1,050,000	4,225,000	1,625,000	650,000
Shares repurchased	(125,000)	—	(350,000)	(225,000)	(100,000)	(75,000)
End of year	9,675,000	6,100,000	1,925,000	7,275,000	3,275,000	1,750,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
85	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
CORE BOND ETF

Period ended	3-31-26[1]	4-30-25[2]
Per share operating performance
Net asset value, beginning of period	$25.07	$25.00
Net investment income[3]	1.00	0.44
Net realized and unrealized gain on investments	0.17[4]	0.02
Total from investment operations	1.17	0.46
Less distributions
From net investment income	(0.95)	(0.39)
Total distributions	(0.95)	(0.39)
Net asset value, end of period	$25.29	$25.07
Total return (%)[5]	4.73[6]	1.85[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2,218	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.33[7]	1.44[8]
Expenses including reductions	0.29[7]	0.29[8]
Net investment income	4.55[7]	4.80[7]
Portfolio turnover (%)	118[9]	67

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	86

Financial Highlights
CORE PLUS BOND ETF

Period ended	3-31-26[1]	4-30-25[2]
Per share operating performance
Net asset value, beginning of period	$24.99	$25.00
Net investment income[3]	1.12	0.46
Net realized and unrealized gain (loss) on investments	0.04[4]	(0.09)[4]
Total from investment operations	1.16	0.37
Less distributions
From net investment income	(1.09)	(0.38)
Total distributions	(1.09)	(0.38)
Net asset value, end of period	$25.06	$24.99
Total return (%)[5]	4.69[6]	1.50[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59[7]	0.66[8]
Expenses including reductions	0.36[7]	0.36[8]
Net investment income	4.84[7]	5.00[7]
Portfolio turnover (%)	132[9]	66[9]

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
87	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

CORPORATE BOND ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21[2]
Per share operating performance
Net asset value, beginning of period	$21.02	$20.54	$21.11	$21.81	$25.23	$25.00
Net investment income[3]	0.98	1.08	0.97	0.72	0.60	0.05
Net realized and unrealized gain (loss) on investments	0.09[4]	0.50	(0.58)	(0.62)	(3.23)	0.22
Total from investment operations	1.07	1.58	0.39	0.10	(2.63)	0.27
Less distributions
From net investment income	(0.96)	(1.10)	(0.96)	(0.80)	(0.79)	(0.04)
Total distributions	(0.96)	(1.10)	(0.96)	(0.80)	(0.79)	(0.04)
Net asset value, end of period	$21.13	$21.02	$20.54	$21.11	$21.81	$25.23
Total return (%)[5]	5.15[6]	7.74	1.91	0.57	(10.77)	1.10[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$107	$56	$48	$24	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[7]	0.53	0.76	0.98	0.94	0.72[8]
Expenses including reductions	0.29[7]	0.29	0.29	0.29	0.29	0.29[8]
Net investment income	4.96[7]	5.09	4.70	3.45	2.39	2.27[7]
Portfolio turnover (%)	38[9]	45[9]	49[9]	37[9]	36	—[10]

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[10]	Portfolio turnover for the period is 0% due to no sales activity.
DYNAMIC MUNICIPAL BOND ETF

Period ended	3-31-26[1]	4-30-25	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$25.43	$26.70	$25.00
Net investment income[3]	0.96	1.06	0.54
Net realized and unrealized gain (loss) on investments	0.47	(0.32)	1.63
Total from investment operations	1.43	0.74	2.17
Less distributions
From net investment income	(0.92)	(2.01)	(0.47)
Total distributions	(0.92)	(2.01)	(0.47)
Net asset value, end of period	$25.94	$25.43	$26.70
Total return (%)[4]	5.70[5]	2.79	8.66[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$25	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.99	0.72[7]
Expenses including reductions	0.39[6]	0.39	0.39[7]
Net investment income	4.03[6]	4.04	4.02[6]
Portfolio turnover (%)	38[8]	83	113

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	88

HIGH YIELD ETF

Period ended	3-31-26[1]	4-30-25[2]
Per share operating performance
Net asset value, beginning of period	$25.12	$25.00
Net investment income[3]	1.59	1.82
Net realized and unrealized gain on investments	0.22[4]	0.29
Total from investment operations	1.81	2.11
Less distributions
From net investment income	(1.66)	(1.99)
From net realized gain	(0.03)	—
Total distributions	(1.69)	(1.99)
Net asset value, end of period	$25.24	$25.12
Total return (%)[5]	7.28[6]	8.54
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]	1.00
Expenses including reductions	0.52[7]	0.52
Net investment income	6.75[7]	7.06
Portfolio turnover (%)	239[8]	252[8]

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 5-1-24 (commencement of operations) to 4-30-25.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MORTGAGE-BACKED SECURITIES ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$21.82	$20.91	$21.81	$22.77	$25.00
Net investment income[3]	0.97	1.04	0.88	0.84	0.38
Net realized and unrealized gain (loss) on investments	0.13	0.87	(0.81)	(0.88)	(2.22)
Total from investment operations	1.10	1.91	0.07	(0.04)	(1.84)
Less distributions
From net investment income	(0.94)	(1.00)	(0.97)	(0.92)	(0.39)
Total distributions	(0.94)	(1.00)	(0.97)	(0.92)	(0.39)
Net asset value, end of period	$21.98	$21.82	$20.91	$21.81	$22.77
Total return (%)[4]	5.14[5]	9.28	0.30	(0.03)	(7.43)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$213	$133	$40	$27	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[6]	0.60	0.78	0.97	0.93[7]
Expenses including reductions	0.39[6]	0.39	0.39	0.39	0.39[7]
Net investment income	4.79[6]	4.81	4.13	3.85	2.20[6]
Portfolio turnover (%)	40	67	53	20	33

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
89	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

PREFERRED INCOME ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$22.00	$21.79	$21.12	$23.32	$25.00
Net investment income[3]	1.28	1.42	1.42	1.32	0.43
Net realized and unrealized gain (loss) on investments	0.36[4]	0.16[4]	0.68	(2.19)	(1.68)
Total from investment operations	1.64	1.58	2.10	(0.87)	(1.25)
Less distributions
From net investment income	(1.18)	(1.37)	(1.43)	(1.33)	(0.43)
Total distributions	(1.18)	(1.37)	(1.43)	(1.33)	(0.43)
Net asset value, end of period	$22.46	$22.00	$21.79	$21.12	$23.32
Total return (%)[5]	7.46[6]	7.30	10.29	(3.81)	(5.05)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$163	$72	$38	$25	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[7]	0.85	0.96	1.55	1.15[8]
Expenses including reductions	0.54[7]	0.54	0.54	0.54	0.54[8]
Net investment income	6.11[7]	6.29	6.69	5.93	4.57[7]
Portfolio turnover (%)	22[9]	29[9]	30	47[9]	15

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-14-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	90

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, seven of which are presented in this report (the funds).
The investment objective of Core Bond ETF is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The investment objective of Core Plus Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Dynamic Municipal Bond ETF is to seek a high level of interest income exempt from federal income tax.
The investment objective of High Yield ETF is to seek to maximize current income. Capital appreciation is a secondary goal.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
The investment objective of Preferred Income ETF is to seek a high level of current income, consistent with preservation of capital.
On December 9-11, 2025, the Board of Trustees approved a change of the fiscal year end of the funds from April 30 to March 31.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
91	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

The following is a summary of the values by input classification of the funds’ investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,195,243,461	—	$1,195,243,461	—
Corporate bonds	677,549,565	—	677,549,565	—
Municipal bonds	9,525,261	—	9,525,261	—
Collateralized mortgage obligations	140,128,801	—	140,128,801	—
Asset-backed securities	171,559,642	—	171,559,642	—
Short-term investments	7,555,014	$7,555,014	—	—
Total investments in securities	$2,201,561,744	$7,555,014	$2,194,006,730	—
Derivatives:
Liabilities
Futures	$(1,838)	$(1,838)	—	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$47,089,757	—	$47,089,757	—
Corporate bonds	37,893,814	—	37,893,814	—
Collateralized mortgage obligations	4,866,928	—	4,866,928	—
Asset-backed securities	4,473,735	—	4,473,735	—
Preferred securities	69,820	$69,820	—	—
Short-term investments	444,508	444,508	—	—
Total investments in securities	$94,838,562	$514,328	$94,324,234	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$105,382,582	—	$105,382,582	—
Short-term investments	551,429	$551,429	—	—
Total investments in securities	$105,934,011	$551,429	$105,382,582	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$39,927,424	—	$39,927,424	—
Short-term investments	1,114,292	$1,114,292	—	—
Total investments in securities	$41,041,716	$1,114,292	$39,927,424	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$69,388,358	—	$69,388,358	—
Preferred securities	240,186	$240,186	—	—
Short-term investments	3,305,261	3,305,261	—	—
Total investments in securities	$72,933,805	$3,545,447	$69,388,358	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$125,637,142	—	$125,637,142	—
Corporate bonds	1,465,730	—	1,465,730	—
Collateralized mortgage obligations	51,532,263	—	51,532,263	—
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	92

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF (continued)
Asset-backed securities	$31,822,187	—	$31,822,187	—
Short-term investments	9,049,300	$9,049,300	—	—
Total investments in securities	$219,506,622	$9,049,300	$210,457,322	—

Preferred Income ETF
Investments in securities:
Assets
Corporate bonds	$84,179,251	—	$84,179,251	—
U.S. Government and Agency obligations	863,764	—	863,764	—
Capital preferred securities	279,218	—	279,218	—
Preferred securities	74,207,190	$74,207,190	—	—
Short-term investments	1,131,171	1,131,171	—	—
Total investments in securities	$160,660,594	$75,338,361	$85,322,233	—
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
93	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at March 31, 2026.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Core Bond ETF	$397,791	$406,000	—
Core Plus Bond ETF	267,466	272,335	—
High Yield ETF	3,624,281	2,639,533	$1,063,890
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the period ended March 31, 2026, the funds had no borrowings under the line of credit.
Commitment fees for the period ended March 31, 2026 were as follows:
Fund	Commitment fee
Core Bond ETF	$72
Core Plus Bond ETF	263
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Fund	Commitment fee
Corporate Bond ETF	$331
Dynamic Municipal Bond ETF	152
High Yield ETF	84
Mortgage-Backed Securities ETF	794
Preferred Income ETF	507
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Core Bond ETF and Core Plus Bond ETF incurred offering costs of $52,653 and $48,495, respectively, which are amortized over each fund’s first year of operations. During the period ended March 31, 2026, $33,341 and $21,166 of offering costs were expensed by Core Bond ETF and Core Plus Bond ETF, respectively, and are included in Professional fees and Printing and postage within the Statements of Operations.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2026, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of March 31, 2026:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond ETF	$3,812,384	—
Core Plus Bond ETF	118,719	—
Corporate Bond ETF	56,444	$2,478,094
Dynamic Municipal Bond ETF	24,526	—
Mortgage-Backed Securities ETF	—	1,721,281
Preferred Income ETF	910,308	889,953
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of March 31, 2026, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on March 31, 2026, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Core Bond ETF	$2,245,974,459	$511,824	$(44,926,377)	$(44,414,553)
Core Plus Bond ETF	95,112,644	517,714	(791,796)	(274,082)
Corporate Bond ETF	107,932,410	411,602	(2,410,001)	(1,998,399)
Dynamic Municipal Bond ETF	40,522,970	794,201	(275,455)	518,746
High Yield ETF	74,157,744	346,344	(1,570,283)	(1,223,939)
Mortgage-Backed Securities ETF	220,396,209	1,604,486	(2,494,073)	(889,587)
Preferred Income ETF	163,028,111	1,279,930	(3,647,447)	(2,367,517)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends from net investment income monthly. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the period ended March 31, 2026 was as follows:
Fund	Ordinary Income	Exempt Income	Long Term Capital Gains	Total
Core Bond ETF	$5,321,422	—	—	$5,321,422
Core Plus Bond ETF	2,646,559	—	—	2,646,559
Corporate Bond ETF	3,589,964	—	—	3,589,964
Dynamic Municipal Bond ETF	12,917	$1,188,689	—	1,201,606
High Yield ETF	3,694,744	—	$74,927	3,769,671
Mortgage-Backed Securities ETF	7,318,885	—	—	7,318,885
Preferred Income ETF	5,952,011	—	—	5,952,011
The tax character of distributions for the year ended April 30, 2025 was as follows:
95	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Fund	Ordinary Income	Exempt Income	Long Term Capital Gains	Total
Core Bond ETF	$156,056	—	—	$156,056
Core Plus Bond ETF	714,661	—	—	714,661
Corporate Bond ETF	2,826,237	—	—	2,826,237
Dynamic Municipal Bond ETF	888,101	$911,853	$2	1,799,956
High Yield ETF	2,618,518	—	—	2,618,518
Mortgage-Backed Securities ETF	3,053,345	—	—	3,053,345
Preferred Income ETF	2,928,285	—	—	2,928,285

The tax character of distributions for the year ended April 30, 2024 was as follows:

Fund		Ordinary Income	Exempt Income	Total
Corporate Bond ETF		$1,390,640	—	$1,390,640
Dynamic Municipal Bond ETF		8,471	$383,513	391,984
Mortgage-Backed Securities ETF		1,574,179	—	1,574,179
Preferred Income ETF		2,180,319	—	2,180,319
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Exempt Interest	Undistributed Long Term Capital Gains
Core Bond ETF	$5,214,405	—	—
Core Plus Bond ETF	224,687	—	—
Corporate Bond ETF	287,749	—	—
Dynamic Municipal Bond ETF	—	$92,730	—
High Yield ETF	143,647	—	$3,940
Mortgage-Backed Securities ETF	485,561	—	—
Preferred Income ETF	837,677	—	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, wash sale loss deferrals, contingent payment debt instruments and redemptions in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is
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recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the period ended March 31, 2026. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Core Bond ETF	The fund used futures contracts to manage against changes in interest rates.	Up to $111,800, as measured during the period
Core Plus Bond ETF	The fund used futures contracts to manage against changes in interest rates. As of March 31, 2026, there were no open futures contracts.	Up to $559,100, as measured during the period
Mortgage-Backed Securities ETF	The fund used futures contracts to manage against changes in interest rates. As of March 31, 2026, there were no open futures contracts.	Up to $2.3 million, as measured during the period
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at March 31, 2026 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Core Bond ETF	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(1,838)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Funds’ investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2026:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Core Bond ETF	Interest rate	$1,826
Core Plus Bond ETF	Interest rate	$3,029
Mortgage-Backed Securities ETF	Interest rate	$47,378
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Core Bond ETF	Interest rate	$(1,838)
Mortgage-Backed Securities ETF	Interest rate	$(47,253)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
The management fee structure is as follows:
- Core Bond ETF - 0.24% of average daily net assets.
- Core Plus Bond ETF - 0.31% of average daily net assets.
- Corporate Bond ETF - 0.24% of average daily net assets.
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- Dynamic Municipal Bond ETF - 0.32% of average daily net assets.
- High Yield ETF - 0.45% of average daily net assets.
- Mortgage-Backed Securities ETF - 0.34% of average daily net assets.
- Preferred Income ETF - 0.49% of average daily net assets.
The Advisor has subadvisory agreements with the organizations described below:
Fund	Subadvisor(s)
High Yield ETF	Marathon Asset Management, L.P. (Marathon)[1]
Core Bond ETF Core Plus Bond ETF Corporate Bond ETF Dynamic Municipal Bond ETF Mortgage-Backed Securities ETF Preferred Income ETF	Manulife Investment Management (US) LLC[2]
[1]	On January 26, 2026, an affiliate of CVC Capital Partners plc, a private markets investment firm, announced that it has agreed to acquire 100% of Marathon (the Transaction). The closing of the Transaction will result in a change of control of Marathon, and therefore the current subadvisory agreement between Marathon and the Advisor will automatically terminate pursuant to the 1940 Act, thus requiring approval of a new subadvisory agreement between Marathon and the Advisor. At its meeting held March 24-26, 2026 the fund’s Board of Trustees considered and approved a new subadvisory agreement which is expected to become effective upon the closing of the Transaction, which is expected to be in the third quarter of 2026.
[2]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the period ended March 31, 2026, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make a payment to Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF in an amount equal to the amount by which expenses of the funds exceed 0.29%, 0.36%, 0.29%, 0.39%, 0.52%, 0.39% and 0.54%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended March 31, 2026, the expense reductions described above amounted to the following:
Fund	Expense reimbursement
Core Bond ETF	$83,590
Core Plus Bond ETF	131,127
Corporate Bond ETF	126,497
Dynamic Municipal Bond ETF	115,832
Fund	Expense reimbursement
High Yield ETF	$106,945
Mortgage-Backed Securities ETF	124,866
Preferred Income ETF	127,066

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2026, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Core Bond ETF	0.20%
Core Plus Bond ETF	0.08%
Corporate Bond ETF	0.07%
Dynamic Municipal Bond ETF	0.00%
Fund	Net Annual Effective Rate
High Yield ETF	0.24%
Mortgage-Backed Securities ETF	0.26%
Preferred Income ETF	0.37%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended March 31, 2026, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
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Note 6—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000 shares for Corporate Bond ETF and 25,000 shares for Core Bond ETF, Core Plus Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the period ended March 31, 2026, such variable and/or fixed transaction fees were approximately $4,770, $25,337, $2,453, $9,856, $38,377, $84,550 and $189,229 for Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates, excluding investment by affiliated funds, of Core Plus Bond ETF, Dynamic Municipal Bond ETF and High Yield ETF owned 56%, 42% and 43%, respectively, of shares of the fund on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, are aggregated below for the period ended March 31, 2026. In addition, purchases and sales of in-kind transactions are aggregated below for the period ended March 31, 2026:
	Purchases			Sales
Fund	U.S. Treasury	In-kind transactions	Non in-kind transactions	U.S. Treasury	In-kind transactions	Non in-kind transactions
Core Bond ETF	$415,383,729	$2,294,920,013	$40,231,637	$442,068,029	$32,320,631	$44,175,146
Core Plus Bond ETF	58,978,987	20,440,748	48,709,258	67,796,517	—	13,634,640
Corporate Bond ETF	395,113	55,266,384	33,693,227	395,896	8,042,439	29,795,711
Dynamic Municipal Bond ETF	—	—	28,406,698	—	1,150,650	12,119,897
High Yield ETF	—	—	168,859,230	—	3,740,091	129,543,184
Mortgage-Backed Securities ETF	226,013	—	143,304,288	228,097	—	68,162,879
Preferred Income ETF	—	—	120,141,639	—	4,926,285	24,273,952
Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Issuers in the utilities sector are subject to many risks, including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment, or products obsolete. Because utility companies are faced with the same obstacles, issues, and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Note 9—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust*	755,373	$50,018	$95,221,848	$(87,712,862)	$(4,137)	$147	$65,722	—	$7,555,014
99	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Plus Bond ETF
John Hancock Collateral Trust*	44,443	$466,811	$33,978,258	$(34,000,182)	$(398)	$19	$28,040	—	$444,508
Corporate Bond ETF
John Hancock Collateral Trust	55,134	$16,974	$14,440,870	$(13,906,331)	$(46)	$(38)	$15,481	—	$551,429
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	111,410	$2,378,219	$23,091,419	$(24,355,210)	$103	$(239)	$58,225	—	$1,114,292
High Yield ETF
John Hancock Collateral Trust*	263,826	—	$7,931,782	$(5,292,250)	$(722)	$(103)	$6,411	—	$2,638,707
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	904,776	$4,377,989	$69,634,559	$(64,961,852)	$(20)	$(1,376)	$233,713	—	$9,049,300
Preferred Income ETF
John Hancock Collateral Trust	113,098	$1,859,543	$66,024,284	$(66,751,979)	$(320)	$(357)	$149,573	—	$1,131,171

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At March 31, 2026, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Core Bond ETF	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	29.6%
	John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	22.4%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.4%
	John Hancock Variable Insurance Trust Managed Volatility Moderate Portfolio	9.2%
	John Hancock Variable Insurance Trust Lifestyle Balanced Portfolio	8.1%
	John Hancock Variable Insurance Trust Managed Volatility Conservative Portfolio	5.2%
	Other affiliated funds	4.4%
	Total	99.3%
Corporate Bond ETF	Total other affiliated funds	5.7%
Mortgage-Backed Securities ETF	Total other affiliated funds	4.2%
Note 11—Segment reporting
The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	100

of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
101	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the funds’ investments, of Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF, and Preferred Income ETF (seven of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial Highlights
Core Bond ETF	For the eleven-month period ended March 31, 2026 and for the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the period December 17, 2024 (commencement of operations) through April 30, 2025.
Core Plus Bond ETF	For the eleven-month period ended March 31, 2026 and for the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the period December 17, 2024 (commencement of operations) through April 30, 2025.
Corporate Bond ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025.	For the eleven-month period ended March 31, 2026 and for each of the two years in the period ended April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the years ended April 30, 2025, 2024, 2023 and 2022, and for the period from March 30, 2021 (commencement of operations) to April 30, 2021.
Dynamic Municipal Bond ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025.	For the eleven-month period ended March 31, 2026, for the year ended April 30, 2025 and the period from November 1, 2023 (commencement of operations) through April 30, 2024.	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025 and the period from November 1, 2023 (commencement of operations) through April 30, 2024.
High Yield ETF	For the eleven-month period ended March 31, 2026 and for the period May 1, 2024 (commencement of operations) through April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the period May 1, 2024 (commencement of operations) through April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the period May 1, 2024 (commencement of operations) through April 30, 2025.
Mortgage-Backed Securities ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025.	For the eleven-month period ended March 31, 2026 and for each of the two years in the period ended April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the years ended April 30, 2025, 2024, and 2023, and for the period from August 18, 2021 (commencement of operations) through April 30, 2022.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	102

Preferred Income ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025.	For the eleven-month period ended March 31, 2026 and for each of the two years in the period ended April 30, 2025.	For the eleven-month period ended March 31, 2026 and for the years ended April 30, 2025, 2024, and 2023, and for the period from December 14, 2021 (commencement of operations) through April 30, 2022.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts May 19, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
103	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable period ended March 31, 2026.
For Dynamic Municipal Bond ETF, 99.01% of dividends from net investment income are exempt-interest dividends.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Long Term Capital Gains The fund below paid the following amount in capital gain dividends:
Fund	Long term capital gains
High Yield ETF	$93,387
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	104

SHAREHOLDER MEETING

(Unaudited)
John Hancock Exchange-Traded Fund Trust held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	88,673,331	1,228,907
Christine L. Hurtsellers	88,908,859	993,379
Kenneth J. Phelan	88,618,058	1,284,180
Thomas R. Wright	88,695,923	1,206,315

Non-Independent Trustee
Kristie M. Feinberg	88,864,414	1,037,824
105	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Fixed Income ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2A 3/2026
5/2026

Annual Financial Statements & Other N-CSR Items
John Hancock
Active Equity ETFs
March 31, 2026

John Hancock
Active Equity ETFs

2	Funds’ investments
14	Financial statements
19	Financial highlights
22	Notes to financial statements
29	Report of independent registered public accounting firm
31	Tax information
32	Shareholder meeting
1	JOHN HANCOCK ACTIVE EQUITY ETFS |

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 3-31-26
	Shares	Value
Common stocks 98.8%		$61,819,856
(Cost $52,379,362)
Australia 4.7%		2,917,990
Rio Tinto, Ltd.	26,392	2,917,990
Bermuda 1.6%		1,022,387
Everest Group, Ltd.	3,128	1,022,387
Canada 15.3%		9,577,461
Cenovus Energy, Inc. (A)	35,860	948,695
Kinross Gold Corp. (A)	119,584	3,644,375
Nutrien, Ltd. (A)	41,958	3,157,183
Teck Resources, Ltd., Class B	35,367	1,827,208
Denmark 1.2%		770,308
Novo Nordisk A/S, B Shares	21,636	770,308
Finland 3.0%		1,852,314
Nordea Bank ABP (A)	109,566	1,852,314
France 10.5%		6,562,494
Airbus SE	5,183	960,393
Bureau Veritas SA	32,610	965,632
Capgemini SE	9,883	1,144,413
Rexel SA	52,279	2,004,649
Vallourec SACA	59,353	1,487,407
Germany 3.4%		2,142,300
Allianz SE	2,681	1,109,895
Siemens AG	4,356	1,032,405
India 1.8%		1,145,152
HDFC Bank, Ltd., ADR	46,027	1,145,152
Japan 16.5%		10,315,247
Hitachi, Ltd.	53,400	1,498,382
KDDI Corp.	89,700	1,535,596
Mitsubishi Electric Corp.	63,800	2,000,342
Resona Holdings, Inc.	127,900	1,384,799
Sony Group Corp.	91,600	1,847,661
Sumitomo Mitsui Financial Group, Inc.	65,100	2,048,467
Mexico 1.8%		1,127,190
Coca-Cola Femsa SAB de CV, ADR	11,555	1,127,190
Netherlands 4.1%		2,554,860
ING Groep NV	51,948	1,323,083
Prosus NV (B)	27,426	1,231,777
South Korea 10.3%		6,463,997
KB Financial Group, Inc.	10,495	972,311
KT Corp., ADR	48,016	1,029,943
NAVER Corp.	9,107	1,198,094
Samsung Electronics Company, Ltd.	22,997	2,510,429
Samsung Fire & Marine Insurance Company, Ltd.	2,619	753,220
Switzerland 7.4%		4,613,397
Novartis AG	19,685	2,960,773
Sandoz Group AG	21,509	1,652,624
United Kingdom 17.2%		10,754,759
AstraZeneca PLC	10,723	2,077,227
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	2

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	103,364	$2,998,733
NatWest Group PLC	236,205	1,723,126
Shell PLC	29,871	1,411,375
Tesco PLC	166,043	1,035,903
The Weir Group PLC	40,881	1,508,395

	Yield (%)	Shares	Value
Short-term investments 5.5%			$3,423,423
(Cost $3,423,107)
Short-term funds 5.5%			3,423,423
John Hancock Collateral Trust (C)	3.6657(D)	342,284	3,423,423

Total investments (Cost $55,802,469) 104.3%	$65,243,279
Other assets and liabilities, net (4.3%)	(2,695,203)
Total net assets 100.0%	$62,548,076

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-26.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Financials	21.3%
Industrials	20.7%
Materials	18.5%
Health care	11.9%
Energy	6.2%
Communication services	6.0%
Information technology	5.8%
Consumer discretionary	4.9%
Consumer staples	3.5%
Short-term investments and other	1.2%
TOTAL	100.0%
DISCIPLINED VALUE SELECT ETF

As of 3-31-26
	Shares	Value
Common stocks 97.4%		$475,492,417
(Cost $504,243,462)
Communication services 4.9%		24,028,939
Entertainment 2.4%
The Walt Disney Company	121,360	11,696,677
Interactive media and services 2.5%
Meta Platforms, Inc., Class A	21,555	12,332,262
Consumer discretionary 7.5%		36,614,302
Broadline retail 4.0%
Amazon.com, Inc. (A)	94,050	19,587,794
Hotels, restaurants and leisure 1.9%
Booking Holdings, Inc.	2,250	9,473,220
Specialty retail 1.6%
The Home Depot, Inc.	22,966	7,553,288
3	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples 7.2%		$35,065,338
Consumer staples distribution and retail 3.7%
U.S. Foods Holding Corp. (A)	197,458	18,207,602
Tobacco 3.5%
Philip Morris International, Inc.	101,958	16,857,736
Energy 8.3%		40,405,498
Oil, gas and consumable fuels 8.3%
Cenovus Energy, Inc. (B)	450,047	11,939,747
Diamondback Energy, Inc.	67,675	13,385,438
Marathon Petroleum Corp.	61,759	15,080,313
Financials 19.1%		93,189,600
Banks 7.5%
JPMorgan Chase & Co.	68,929	20,276,155
Wells Fargo & Company	205,353	16,348,152
Capital markets 6.6%
LPL Financial Holdings, Inc.	26,319	7,917,545
Morgan Stanley	98,841	16,266,263
The Goldman Sachs Group, Inc.	9,792	8,283,934
Consumer finance 3.0%
American Express Company	25,137	7,603,440
Capital One Financial Corp.	38,042	6,940,002
Financial services 2.0%
Visa, Inc., Class A	31,611	9,554,109
Health care 11.7%		56,884,034
Biotechnology 2.6%
Gilead Sciences, Inc.	89,753	12,508,876
Health care providers and services 5.3%
Cencora, Inc.	48,116	15,115,160
Quest Diagnostics, Inc.	54,587	10,697,960
Life sciences tools and services 1.8%
IQVIA Holdings, Inc. (A)	51,682	8,813,848
Pharmaceuticals 2.0%
AstraZeneca PLC	49,428	9,748,190
Industrials 15.9%		77,874,592
Aerospace and defense 2.8%
L3Harris Technologies, Inc.	39,502	13,634,115
Air freight and logistics 4.1%
C.H. Robinson Worldwide, Inc.	53,837	8,940,711
FedEx Corp.	31,584	11,249,589
Electrical equipment 2.7%
Hubbell, Inc.	27,288	13,391,313
Ground transportation 2.6%
Uber Technologies, Inc. (A)	176,619	12,704,205
Industrial conglomerates 2.3%
Honeywell International, Inc.	50,334	11,376,994
Passenger airlines 1.4%
United Airlines Holdings, Inc. (A)	71,442	6,577,665
Information technology 11.3%		55,404,434
Semiconductors and semiconductor equipment 9.9%
Applied Materials, Inc.	38,770	13,251,198
Marvell Technology, Inc.	93,493	9,260,482
Micron Technology, Inc.	36,436	12,309,538
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	4

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP Semiconductors NV	68,230	$13,431,758
Software 1.4%
Oracle Corp.	48,613	7,151,458
Materials 7.5%		36,663,832
Construction materials 2.8%
CRH PLC	129,969	13,662,341
Metals and mining 4.7%
Freeport-McMoRan, Inc.	142,876	8,398,251
Kinross Gold Corp.	478,481	14,603,240
Utilities 4.0%		19,361,848
Electric utilities 4.0%
FirstEnergy Corp.	262,078	13,276,871
NRG Energy, Inc.	41,638	6,084,977

	Yield (%)	Shares	Value
Short-term investments 0.0%			$109,003
(Cost $109,000)
Short-term funds 0.0%			109,003
John Hancock Collateral Trust (C)(D)	3.6657	10,898	109,003

Total investments (Cost $504,352,462) 97.4%	$475,601,420
Other assets and liabilities, net 2.6%	12,646,000
Total net assets 100.0%	$488,247,420

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	87.0%
Canada	5.4%
Ireland	2.8%
Netherlands	2.8%
United Kingdom	2.0%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 3-31-26
	Shares	Value
Common stocks 93.2%		$3,061,241
(Cost $2,823,370)
Communication services 12.7%		417,931
Entertainment 1.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	708	60,194
Interactive media and services 10.9%
Alphabet, Inc., Class A	741	213,082
CarGurus, Inc. (A)	955	32,518
Meta Platforms, Inc., Class A	196	112,137
5	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary 16.2%		$530,974
Automobile components 0.1%
Fox Factory Holding Corp. (A)	183	3,012
Mobileye Global, Inc., Class A (A)	88	605
Automobiles 1.2%
Ferrari NV	110	37,230
Broadline retail 7.6%
Amazon.com, Inc. (A)	1,200	249,924
Hotels, restaurants and leisure 1.6%
Vail Resorts, Inc.	413	52,996
Household durables 1.7%
Lennar Corp., A Shares	632	54,883
Specialty retail 3.5%
CarMax, Inc. (A)	1,195	49,688
Group 1 Automotive, Inc.	200	66,126
Textiles, apparel and luxury goods 0.5%
Canada Goose Holdings, Inc. (A)	1,505	16,510
Consumer staples 2.0%		66,084
Food products 1.6%
Post Holdings, Inc. (A)	542	53,582
Personal care products 0.4%
BellRing Brands, Inc. (A)	777	12,502
Energy 4.9%		159,189
Oil, gas and consumable fuels 4.9%
Cheniere Energy, Inc.	561	159,189
Financials 6.8%		222,186
Banks 1.5%
First Hawaiian, Inc.	2,037	50,192
Capital markets 5.3%
KKR & Company, Inc.	1,303	120,528
S&P Global, Inc.	121	51,466
Health care 15.7%		516,309
Biotechnology 1.1%
Alnylam Pharmaceuticals, Inc. (A)	107	35,403
Health care equipment and supplies 4.5%
Align Technology, Inc. (A)	123	21,086
Becton, Dickinson and Company	214	33,647
GE HealthCare Technologies, Inc.	540	38,437
Zimmer Biomet Holdings, Inc.	617	55,789
Health care providers and services 6.2%
Elevance Health, Inc.	287	84,019
McKesson Corp.	80	69,229
UnitedHealth Group, Inc.	187	50,600
Life sciences tools and services 2.3%
Thermo Fisher Scientific, Inc.	140	68,814
Waters Corp. (A)	28	8,338
Pharmaceuticals 1.6%
Elanco Animal Health, Inc. (A)	2,129	50,947
Industrials 6.8%		223,717
Aerospace and defense 1.0%
TransDigm Group, Inc.	28	32,451
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	6

	Shares	Value
Industrials (continued)
Electrical equipment 2.4%
Regal Rexnord Corp.	429	$80,335
Machinery 1.6%
Fortive Corp.	926	51,189
Trading companies and distributors 1.8%
United Rentals, Inc.	82	59,742
Information technology 23.2%		763,354
IT services 1.0%
Accenture PLC, Class A	173	34,304
Semiconductors and semiconductor equipment 10.0%
Broadcom, Inc.	145	44,879
NVIDIA Corp.	714	124,522
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	348	117,607
Texas Instruments, Inc.	210	40,769
Software 10.5%
Adobe, Inc. (A)	220	53,478
Microsoft Corp.	226	83,658
Oracle Corp.	6	883
Roper Technologies, Inc.	284	100,496
Salesforce, Inc.	451	84,188
Workday, Inc., Class A (A)	175	22,736
Technology hardware, storage and peripherals 1.7%
Apple, Inc.	220	55,834
Materials 1.0%		33,765
Construction materials 1.0%
Vulcan Materials Company	124	33,765
Real estate 3.9%		127,732
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,627	7,875
Specialized REITs 3.7%
American Tower Corp.	230	39,693

Crown Castle, Inc.	583	47,404

Millrose Properties, Inc., Class A	1,170	32,760
Exchange-traded funds 7.0%		$231,867
(Cost $238,864)
iShares Expanded Tech-Software Sector ETF (A)	1,637	131,042
iShares Russell 3000 ETF	272	100,825

	Yield (%)	Shares	Value
Short-term investments 2.4%			$77,645
(Cost $77,642)
Short-term funds 2.4%			77,645
John Hancock Collateral Trust (B)	3.6657(C)	7,763	77,645

Total investments (Cost $3,139,876) 102.6%	$3,370,753
Other assets and liabilities, net (2.6%)	(85,168)
Total net assets 100.0%	$3,285,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
7	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL HIGH DIVIDEND ETF

As of 3-31-26
	Shares	Value
Common stocks 97.7%		$10,877,750
(Cost $8,163,954)
Australia 5.6%		624,824
ANZ Group Holdings, Ltd.	1,260	31,041
Fortescue, Ltd.	15,335	213,315
QBE Insurance Group, Ltd.	8,726	126,880
Suncorp Group, Ltd.	9,320	103,090
Treasury Wine Estates, Ltd.	19,927	50,634
Woodside Energy Group, Ltd.	4,160	99,864
Austria 1.0%		108,923
BAWAG Group AG (A)(B)	730	108,923
Canada 7.5%		829,736
Canadian Natural Resources, Ltd.	958	46,584
Enbridge, Inc.	3,839	207,444
Finning International, Inc. (C)	794	48,975
Magna International, Inc.	2,218	123,476
Open Text Corp. (C)	1,204	26,745
Peyto Exploration & Development Corp.	3,074	59,870
Power Corp. of Canada (C)	2,335	112,053
Royal Bank of Canada	690	111,187
Suncor Energy, Inc.	604	39,822
TELUS Corp.	4,182	53,580
Denmark 0.4%		49,310
Novo Nordisk A/S, B Shares	1,385	49,310
Finland 2.1%		231,237
Fortum OYJ	7,116	179,395
Nordea Bank ABP	3,066	51,842
France 7.3%		810,611
Cie Generale des Etablissements Michelin SCA	1,262	42,444
Credit Agricole SA	2,944	54,036
Engie SA	6,966	222,407
Gaztransport et Technigaz SA	183	42,845
Gecina SA	696	54,371
Klepierre SA	5,391	201,377
Publicis Groupe SA	854	69,705
Sanofi	1,295	123,426
Germany 5.7%		629,976
Deutsche Telekom AG	4,356	160,356
Heidelberg Materials AG	819	168,300
Mercedes-Benz Group AG	3,486	210,428
SAP SE	537	90,892
Hong Kong 4.9%		547,481
CK Asset Holdings, Ltd.	14,346	81,353
CK Hutchison Holdings, Ltd.	17,886	135,967
Henderson Land Development Company, Ltd.	10,674	39,373
Link REIT	11,645	53,500
WH Group, Ltd. (A)	181,324	237,288
Israel 1.9%		216,293
Bank Leumi Le-Israel BM	6,205	137,149
Mizrahi Tefahot Bank, Ltd.	1,097	79,144
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	8

	Shares	Value
Italy 7.7%		$859,898
Banco BPM SpA	16,805	229,643
Enel SpA	4,415	47,690
Generali	4,867	193,524
Intesa Sanpaolo SpA	32,722	194,581
Poste Italiane SpA (A)	8,380	194,460
Japan 16.4%		1,827,181
Advantest Corp.	408	52,138
Alps Alpine Company, Ltd.	6,804	89,043
Dai-ichi Life Holdings, Inc.	3,749	33,486
Daito Trust Construction Company, Ltd. (C)	6,921	160,007
Daiwa House Industry Company, Ltd.	2,689	83,126
FUJIFILM Holdings Corp.	1,457	27,168
Hitachi, Ltd.	1,632	45,793
Kobe Steel, Ltd. (C)	2,721	32,326
Komatsu, Ltd.	2,553	96,494
Marubeni Corp.	2,665	94,110
Mitsui & Company, Ltd.	4,956	185,636
MS&AD Insurance Group Holdings, Inc.	6,348	160,885
Recruit Holdings Company, Ltd.	687	28,181
SBI Holdings, Inc.	2,670	47,815
SCREEN Holdings Company, Ltd. (C)	666	37,426
Seibu Holdings, Inc. (C)	1,574	43,246
Seiko Epson Corp. (C)	5,192	62,595
Shionogi & Company, Ltd.	3,290	71,739
Sojitz Corp.	3,117	120,005
Subaru Corp. (C)	1,672	26,101
Sumitomo Corp.	6,142	223,149
Tokyo Electron, Ltd.	456	106,712
Netherlands 1.4%		156,035
ASML Holding NV	121	156,035
Norway 3.6%		396,664
DNB Bank ASA	1,843	56,987
Equinor ASA	6,327	273,061
Orkla ASA	5,332	66,616
Singapore 5.1%		570,862
DBS Group Holdings, Ltd.	4,673	206,095
Oversea-Chinese Banking Corp., Ltd.	12,828	218,448
Venture Corp., Ltd.	12,258	146,319
Spain 3.8%		425,137
Banco Bilbao Vizcaya Argentaria SA	9,357	196,756
Naturgy Energy Group SA	7,653	228,381
Sweden 5.5%		615,913
SKF AB, B Shares	1,324	31,160
Svenska Handelsbanken AB, A Shares (C)	15,131	195,446
Swedbank AB, A Shares	1,564	52,356
Telefonaktiebolaget LM Ericsson, B Shares (C)	12,171	135,812
Volvo AB, B Shares (C)	6,272	201,139
Switzerland 5.1%		569,448
ABB, Ltd.	2,583	203,284
Novartis AG	1,432	215,384
Roche Holding AG, Participation Certificates	385	150,780
United Kingdom 12.7%		1,408,221
3i Group PLC	807	25,945
9	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Aberdeen Group PLC	20,567	$51,477
Admiral Group PLC	1,269	52,713
Associated British Foods PLC (C)	1,319	32,639
AstraZeneca PLC	475	92,016
British American Tobacco PLC	3,374	194,479
GSK PLC	1,800	48,992
HSBC Holdings PLC	7,734	124,589
Imperial Brands PLC	4,843	195,234
Kingfisher PLC	21,105	78,985
Mondi PLC	5,034	56,001
NatWest Group PLC	7,112	51,882
Rio Tinto PLC	2,478	226,912

Tesco PLC	28,268	176,357
Preferred securities 0.7%		$81,019
(Cost $85,697)
Germany 0.7%		81,019
Henkel AG & Company KGaA	366	27,959
Volkswagen AG	533	53,060

	Yield (%)	Shares	Value
Short-term investments 3.8%			$422,963
(Cost $422,991)
Short-term funds 3.8%			422,963
John Hancock Collateral Trust (D)	3.6657(E)	42,289	422,963

Total investments (Cost $8,672,642) 102.2%	$11,381,732
Other assets and liabilities, net (2.2%)	(248,149)
Total net assets 100.0%	$11,133,583

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-26.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $309,710.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Financials	28.8%
Industrials	13.1%
Consumer staples	8.8%
Information technology	8.4%
Energy	6.9%
Health care	6.7%
Materials	6.3%
Utilities	6.1%
Real estate	6.0%
Consumer discretionary	4.8%
Communication services	2.5%
Short-term investments and other	1.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	10

U.S. HIGH DIVIDEND ETF

As of 3-31-26
	Shares	Value
Common stocks 98.9%		$9,127,232
(Cost $7,170,258)
Communication services 6.1%		563,228
Diversified telecommunication services 4.0%
Comcast Corp., Class A	4,764	136,774
Verizon Communications, Inc.	4,621	231,974
Media 2.1%
Omnicom Group, Inc.	1,758	132,395
Sirius XM Holdings, Inc.	2,690	62,085
Consumer discretionary 5.2%		475,770
Automobiles 1.6%
Ford Motor Company	13,202	152,351
Hotels, restaurants and leisure 0.3%
Darden Restaurants, Inc.	130	25,485
Household durables 0.8%
Garmin, Ltd.	300	69,603
Specialty retail 2.1%
Best Buy Company, Inc.	1,686	108,241
Dick’s Sporting Goods, Inc.	167	33,114
The Home Depot, Inc.	163	53,609
Textiles, apparel and luxury goods 0.4%
Ralph Lauren Corp.	97	33,367
Consumer staples 7.8%		721,450
Consumer staples distribution and retail 1.8%
Target Corp.	277	33,572
Walmart, Inc.	1,116	138,696
Food products 2.3%
Conagra Brands, Inc.	8,856	139,216
The Kraft Heinz Company	3,151	70,866
Tobacco 3.7%
Altria Group, Inc.	3,034	200,214
Philip Morris International, Inc.	840	138,886
Energy 5.7%		526,844
Oil, gas and consumable fuels 5.7%
Chevron Corp.	1,088	225,107
Exxon Mobil Corp.	255	43,263
Kinder Morgan, Inc.	1,797	60,253
ONEOK, Inc.	1,205	108,920
The Williams Companies, Inc.	1,227	89,301
Financials 15.9%		1,468,898
Banks 5.2%
Columbia Banking System, Inc.	5,346	146,641
Credicorp, Ltd.	470	159,415
JPMorgan Chase & Co.	487	143,256
U.S. Bancorp	560	29,126
Capital markets 6.4%
BlackRock, Inc.	161	154,835
Evercore, Inc., Class A	192	57,314
Morgan Stanley	670	110,262
T. Rowe Price Group, Inc.	1,750	157,745
The Goldman Sachs Group, Inc.	135	114,209
11	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance 4.3%
American Financial Group, Inc.	1,396	$178,283
Principal Financial Group, Inc.	446	40,189
The Progressive Corp.	896	177,623
Health care 6.8%		631,257
Health care equipment and supplies 0.4%
Medtronic PLC	463	40,119
Health care providers and services 0.3%
UnitedHealth Group, Inc.	93	25,165
Pharmaceuticals 6.1%
Bristol-Myers Squibb Company	2,865	173,762
Eli Lilly & Company	79	72,662
Johnson & Johnson	475	116,109
Pfizer, Inc.	7,245	203,440
Industrials 8.7%		800,561
Aerospace and defense 0.3%
Carpenter Technology Corp.	77	30,350
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	1,726	169,804
Construction and engineering 1.7%
Comfort Systems USA, Inc.	113	155,826
Electrical equipment 3.5%
Eaton Corp. PLC	83	29,687
Emerson Electric Company	186	24,370
Rockwell Automation, Inc.	106	38,041
Vertiv Holdings Company, Class A	905	226,775
Professional services 1.4%
Automatic Data Processing, Inc.	217	44,090
Paychex, Inc.	886	81,618
Information technology 33.3%		3,072,177
Communications equipment 1.5%
Cisco Systems, Inc.	1,737	134,774
IT services 2.3%
Accenture PLC, Class A	372	73,764
IBM Corp.	556	134,769
Semiconductors and semiconductor equipment 17.6%
Analog Devices, Inc.	118	37,541
Broadcom, Inc.	723	223,776
KLA Corp.	116	170,800
Lam Research Corp.	784	167,509
Micron Technology, Inc.	421	142,231
Monolithic Power Systems, Inc.	85	92,935
NVIDIA Corp.	3,864	673,879
Texas Instruments, Inc.	595	115,513
Software 6.0%
Intuit, Inc.	41	17,728
Microsoft Corp.	1,194	441,983
Oracle Corp.	647	95,180
Technology hardware, storage and peripherals 5.9%
Apple, Inc.	1,907	483,979
Seagate Technology Holdings PLC	168	65,816
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	12

	Shares	Value
Real estate 6.3%		$582,702
Industrial REITs 0.3%
Prologis, Inc.	177	23,396
Retail REITs 2.0%
Simon Property Group, Inc.	996	185,784
Specialized REITs 4.0%
CubeSmart	712	26,095
Gaming and Leisure Properties, Inc.	4,076	180,852
Public Storage	92	24,921
VICI Properties, Inc.	5,185	141,654
Utilities 3.1%		284,345
Electric utilities 3.1%
Edison International	2,921	213,759
NRG Energy, Inc.	483	70,586

	Yield (%)	Shares	Value
Short-term investments 1.6%			$146,711
(Cost $146,735)
Short-term funds 1.6%			146,711
John Hancock Collateral Trust (A)	3.6657(B)	14,669	146,711

Total investments (Cost $7,316,993) 100.5%	$9,273,943
Other assets and liabilities, net (0.5%)	(45,938)
Total net assets 100.0%	$9,228,005

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
13	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 3-31-26

	Disciplined Value International Select ETF	Disciplined Value Select ETF	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Assets
Unaffiliated investments, at value	$61,819,856	$475,492,417	$3,293,108	$10,958,769	$9,127,232
Affiliated investments, at value	3,423,423	109,003	77,645	422,963	146,711
Total investments, at value	65,243,279	475,601,420	3,370,753	11,381,732	9,273,943
Cash	320,078	12,657,671	—	—	—
Foreign currency, at value	26,497	—	—	12,348	—
Dividends and interest receivable	447,376	346,088	1,794	109,518	11,951
Receivable for fund shares sold	—	—	—	—	401,218
Receivable for securities lending income	18,233	2	—	1,727	6
Receivable from affiliates	—	—	18,895	7,133	3,329
Other assets	8,870	25,190	6,835	6,972	6,906
Total assets	66,064,333	488,630,371	3,398,277	11,519,430	9,697,353
Liabilities
Payable for investments purchased	—	—	—	1,645	396,180
Payable upon return of securities loaned	3,423,074	109,000	—	308,150	—
Payable to affiliates
Investment management fees	19,779	221,703	—	—	—
Accounting and legal services fees	2,720	12,117	158	517	417
Trustees’ fees	153	680	6	29	46
Other liabilities and accrued expenses	70,531	39,451	112,528	75,506	72,705
Total liabilities	3,516,257	382,951	112,692	385,847	469,348
Net assets	$62,548,076	$488,247,420	$3,285,585	$11,133,583	$9,228,005
Net assets consist of
Paid-in capital	$53,501,565	$517,541,452	$3,057,783	$8,993,158	$7,945,830
Total distributable earnings (loss)	9,046,511	(29,294,032)	227,802	2,140,425	1,282,175
Net assets	$62,548,076	$488,247,420	$3,285,585	$11,133,583	$9,228,005
Unaffiliated investments, at cost	$52,379,362	$504,243,462	$3,062,234	$8,249,651	$7,170,258
Affiliated investments, at cost	$3,423,107	$109,000	$77,642	$422,991	$146,735
Foreign currency, at cost	$26,428	—	—	$12,325	—
Securities loaned, at value	$6,068,871	$106,280	—	$878,079	$52,689
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$62,548,076	$488,247,420	$3,285,585	$11,133,583	$9,228,005
Shares outstanding	1,775,000	17,950,000	240,000	280,000	230,000
Net asset value per share	$35.24	$27.20	$13.69	$39.76	$40.12
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	14

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

	Disciplined Value International Select ETF		Disciplined Value Select ETF	Fundamental All Cap Core ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[2]	Period ended 3-31-26[1]	Year ended 4-30-25
Investment income
Dividends from unaffiliated investments	$1,186,035	$805,711	$1,417,622	$37,714	$41,529
Dividends from affiliated investments	—	—	—	2,568	3,714
Securities lending, net	20,549	903	2	—	—
Non-cash dividends	94,580	—	—	—	7,178
Less foreign taxes withheld	(159,383)	(93,314)	(21,350)	(595)	(575)
Total investment income	1,141,781	713,300	1,396,274	39,687	51,846
Expenses
Investment management fees	254,414	170,163	412,008	24,467	26,303
Accounting and legal services fees	7,812	4,991	13,942	690	693
Transfer agent fees	8,860	9,583	5,309	9,167	10,000
Trustees’ fees	978	1,129	1,333	79	525
Custodian fees	52,955	40,363	16,941	48,241	36,186
Printing and postage	20,671	18,891	11,940	20,960	16,528
Professional fees	28,984	90,673	49,839	45,039	38,050
Licensing fees	—	—	—	22,945	25,000
Stock exchange listing fees	10,378	14,884	7,512	9,988	18,884
Other	8,020	5,453	4,281	8,143	3,307
Total expenses	393,072	356,130	523,105	189,719	175,476
Less expense reductions	(104,130)	(163,539)	(79,292)	(163,401)	(147,199)
Net expenses	288,942	192,591	443,813	26,318	28,277
Net investment income	852,839	520,709	952,461	13,369	23,569
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	285,640	(113,135)	(1,057,617)	156,469	(30,761)
Affiliated investments	(290)	(162)	(60)	(16)	51
Realized gain on investment not meeting investment restrictions	—	—	—	—	3,116
Realized loss on investments not meeting investment restrictions	—	—	—	—	(6,179)
Payment from investment subadvisor for loss on investments not meeting investment restrictions	—	—	—	—	6,179
Redemptions in-kind	2,352,461	118,045	(652,472)	519,200	—
	2,637,811	4,748	(1,710,149)	675,653	(27,594)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,379,806	2,556,328	(28,751,045)	(277,416)	102,518
Affiliated investments	316	—	3	1	8
	5,380,122	2,556,328	(28,751,042)	(277,415)	102,526
Net realized and unrealized gain (loss)	8,017,933	2,561,076	(30,461,191)	398,238	74,932
Increase (decrease) in net assets from operations	$8,870,772	$3,081,785	$(29,508,730)	$411,607	$98,501

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 8-5-25 (commencement of operations) to 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
15	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 3-31-26 and the year ended 4-30-25

Continued

	International High Dividend ETF		U.S. High Dividend ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 3-31-26[1]	Year ended 4-30-25
Investment income
Dividends from unaffiliated investments	$404,341	$440,109	$223,332	$256,010
Interest	272	406	—	90
Dividends from affiliated investments	4,289	4,418	5,137	7,439
Securities lending, net	2,612	—	29	—
Less foreign taxes withheld	(40,867)	(47,036)	—	(77)
Total investment income	370,647	397,897	228,498	263,462
Expenses
Investment management fees	35,926	31,061	22,934	25,655
Accounting and legal services fees	1,719	1,417	1,480	1,586
Transfer agent fees	8,776	10,000	8,775	10,000
Trustees’ fees	210	609	183	626
Custodian fees	58,417	54,718	53,281	56,474
Printing and postage	20,075	18,038	19,326	17,824
Professional fees	38,727	35,310	35,544	35,330
Stock exchange listing fees	10,907	11,221	10,907	11,223
Other	11,892	9,892	11,605	9,601
Total expenses	186,649	172,266	164,035	168,319
Less expense reductions	(144,135)	(135,502)	(137,112)	(138,240)
Net expenses	42,514	36,764	26,923	30,079
Net investment income	328,133	361,133	201,575	233,383
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(89,897)	(301,878)	(124,711)	(247,170)
Affiliated investments	(95)	47	66	21
Redemptions in-kind	1,000,483	481,710	515,436	1,033,214
	910,491	179,879	390,791	786,065
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,317,165	506,266	1,035,763	(120,509)
Affiliated investments	(32)	27	(80)	63
	1,317,133	506,293	1,035,683	(120,446)
Net realized and unrealized gain	2,227,624	686,172	1,426,474	665,619
Increase in net assets from operations	$2,555,757	$1,047,305	$1,628,049	$899,002

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	16

STATEMENTS OF CHANGES IN NET ASSETS

	Disciplined Value International Select ETF			Disciplined Value Select ETF	Fundamental All Cap Core ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 4-30-24[2]	Period ended 3-31-26[3]	Period ended 3-31-26[1]	Year ended 4-30-25	Period ended 4-30-24[4]
Increase (decrease) in net assets
From operations
Net investment income	$852,839	$520,709	$268,433	$952,461	$13,369	$23,569	$6,352
Net realized gain (loss)	2,637,811	4,748	(540,006)	(1,710,149)	675,653	(27,594)	10,624
Change in net unrealized appreciation (depreciation)	5,380,122	2,556,328	1,503,868	(28,751,042)	(277,415)	102,526	405,766
Increase (decrease) in net assets resulting from operations	8,870,772	3,081,785	1,232,295	(29,508,730)	411,607	98,501	422,742
Distributions to shareholders
From earnings	(1,195,348)	(482,888)	—	(472,576)	(82,057)	(28,686)	(4,154)
From fund share transactions
Shares issued	30,867,493	5,910,530	25,115,179	548,463,555	879,357	825,631	2,625,508
Shares repurchased	(10,168,590)	(683,152)	—	(30,234,829)	(1,862,864)	—	—
Total from fund share transactions	20,698,903	5,227,378	25,115,179	518,228,726	(983,507)	825,631	2,625,508
Total increase (decrease)	28,374,327	7,826,275	26,347,474	488,247,420	(653,957)	895,446	3,044,096
Net assets
Beginning of year	34,173,749	26,347,474	—	—	3,939,542	3,044,096	—
End of year	$62,548,076	$34,173,749	$26,347,474	$488,247,420	$3,285,585	$3,939,542	$3,044,096
Share activity
Shares outstanding
Beginning of year	1,200,000	1,000,000	—	—	305,000	245,000	—
Shares issued	875,000	225,000	1,000,000	19,050,000	60,000	60,000	245,000
Shares repurchased	(300,000)	(25,000)	—	(1,100,000)	(125,000)	—	—
End of year	1,775,000	1,200,000	1,000,000	17,950,000	240,000	305,000	245,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[3]	Period from 8-5-25 (commencement of operations) to 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[4]	Period from 11-1-23 (commencement of operations) to 4-30-24.
17	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	International High Dividend ETF			U.S. High Dividend ETF
	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24	Period ended 3-31-26[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$328,133	$361,133	$303,415	$201,575	$233,383	$209,047
Net realized gain	910,491	179,879	101,525	390,791	786,065	333,014
Change in net unrealized appreciation (depreciation)	1,317,133	506,293	565,359	1,035,683	(120,446)	606,285
Increase in net assets resulting from operations	2,555,757	1,047,305	970,299	1,628,049	899,002	1,148,346
Distributions to shareholders
From earnings	(337,904)	(412,495)	(319,370)	(205,891)	(239,879)	(196,133)
From fund share transactions
Shares issued	4,427,954	2,972,796	3,255,076	3,175,738	3,883,871	3,279,525
Shares repurchased	(4,079,425)	(2,972,376)	(2,231,770)	(2,769,058)	(5,007,442)	(3,000,834)
Total from fund share transactions	348,529	420	1,023,306	406,680	(1,123,571)	278,691
Total increase (decrease)	2,566,382	635,230	1,674,235	1,828,838	(464,448)	1,230,904
Net assets
Beginning of year	8,567,201	7,931,971	6,257,736	7,399,167	7,863,615	6,632,711
End of year	$11,133,583	$8,567,201	$7,931,971	$9,228,005	$7,399,167	$7,863,615
Share activity
Shares outstanding
Beginning of year	270,000	270,000	230,000	220,000	250,000	240,000
Shares issued	120,000	100,000	120,000	80,000	110,000	110,000
Shares repurchased	(110,000)	(100,000)	(80,000)	(70,000)	(140,000)	(100,000)
End of year	280,000	270,000	270,000	230,000	220,000	250,000

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	18

Financial Highlights
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

Period ended	3-31-26[1]	4-30-25	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$28.48	$26.35	$25.00
Net investment income[3]	0.64	0.50	0.28
Net realized and unrealized gain on investments	6.97	2.10	1.07
Total from investment operations	7.61	2.60	1.35
Less distributions
From net investment income	(0.85)	(0.47)	—
Total distributions	(0.85)	(0.47)	—
Net asset value, end of period	$35.24	$28.48	$26.35
Total return (%)[4]	26.61[5]	10.21	5.39[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$34	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[6]	1.28	1.38[7]
Expenses including reductions	0.69[6]	0.69	0.69[7]
Net investment income	2.04[6]	1.87	3.11[6]
Portfolio turnover (%)[8]	13	55	29

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
DISCIPLINED VALUE SELECT ETF

Period ended	3-31-26[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.22
Net realized and unrealized gain on investments	2.44[3]
Total from investment operations	2.66
Less distributions
From net investment income	(0.46)
Total distributions	(0.46)
Net asset value, end of period	$27.20
Total return (%)[4]	10.64[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$488
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]
Expenses including reductions	0.56[6]
Net investment income	1.20[6]
Portfolio turnover (%)[7]	38

[1]	Period from 8-5-25 (commencement of operations) to 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
19	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

FUNDAMENTAL ALL CAP CORE ETF

Period ended	3-31-26[1]	4-30-25	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$12.92	$12.42	$10.12
Net investment income[3]	0.05	0.08	0.03
Net realized and unrealized gain on investments	1.08	0.52	2.29
Total from investment operations	1.13	0.60	2.32
Less distributions
From net investment income	(0.09)	(0.10)	(0.02)
From net realized gain	(0.27)	—	—
Total distributions	(0.36)	(0.10)	(0.02)
Net asset value, end of period	$13.69	$12.92	$12.42
Total return (%)[4]	8.48[5]	4.64	22.97[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	5.11[6]	4.47	4.76[6]
Expenses including reductions	0.72[6]	0.72	0.72[6]
Net investment income	0.37[7]	0.60	0.48[7]
Portfolio turnover (%)[8]	64	34	10

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
INTERNATIONAL HIGH DIVIDEND ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$31.73	$29.38	$27.21	$24.91
Net investment income[3]	1.19	1.33	1.21	0.59[4]
Net realized and unrealized gain on investments	8.08	2.55	2.30	1.85
Total from investment operations	9.27	3.88	3.51	2.44
Less distributions
From net investment income	(1.24)	(1.53)	(1.34)	(0.14)
Total distributions	(1.24)	(1.53)	(1.34)	(0.14)
Net asset value, end of period	$39.76	$31.73	$29.38	$27.21
Total return (%)[5]	29.75[6]	13.84	13.39	9.79[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$9	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03[7]	2.16	2.35	1.65[8]
Expenses including reductions	0.46[7]	0.46	0.46	0.46[8]
Net investment income	3.56[7]	4.53	4.39	6.11[4,7]
Portfolio turnover (%)[9]	37	43	20	5

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 12-20-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.08 and 0.81%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	20

U.S. HIGH DIVIDEND ETF

Period ended	3-31-26[1]	4-30-25	4-30-24	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$33.63	$31.45	$27.64	$24.95
Net investment income[3]	0.91	0.93	0.84	0.49
Net realized and unrealized gain on investments	6.52	2.22	3.75	2.61
Total from investment operations	7.43	3.15	4.59	3.10
Less distributions
From net investment income	(0.94)	(0.97)	(0.78)	(0.41)
Total distributions	(0.94)	(0.97)	(0.78)	(0.41)
Net asset value, end of period	$40.12	$33.63	$31.45	$27.64
Total return (%)[4]	22.18[5]	9.88	16.89	12.45[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$7	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[6]	1.90	1.97	1.56[7]
Expenses including reductions	0.34[6]	0.34	0.34	0.34[7]
Net investment income	2.55[6]	2.64	2.84	3.01[6]
Portfolio turnover (%)[8]	26	37	18	15

[1]	For the eleven-month period ended 3-31-26. The fund changed its fiscal year end from April 30 to March 31.
[2]	Period from 9-27-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
21	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of Disciplined Value International Select ETF and Disciplined Value Select ETF is to seek long-term capital growth.
The investment objective of Fundamental All Cap Core ETF is to seek long-term capital appreciation.
The investment objective of International High Dividend ETF and U.S. High Dividend ETF is to seek a high level of current income. Long-term growth of capital is a secondary objective for each fund.
Disciplined Value Select ETF commenced operations on August 5, 2025.
On December 9-11, 2025, the Board of Trustees approved a change of the fiscal year end of the funds from April 30 to March 31.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK ACTIVE EQUITY ETFS	22

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at March 31, 2026.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Disciplined Value International Select ETF	$6,068,871	$3,423,074	$3,016,879
Disciplined Value Select ETF	106,280	109,000	—
International High Dividend ETF	878,079	308,150	629,798
U.S. High Dividend ETF	52,689	—	54,532
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the period ended March 31, 2026, the funds had no borrowings under the line of credit.
Commitment fees for the period ended March 31, 2026 were as follows:
23	JOHN HANCOCK ACTIVE EQUITY ETFS |

Fund	Commitment fee
Disciplined Value International Select ETF	$207
Disciplined Value Select ETF	54
Fundamental All Cap Core ETF	20
International High Dividend ETF	47
U.S. High Dividend ETF	41
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The Disciplined Value Select ETF incurred offering costs of $49,335 which are amortized over the fund’s first year of operations. During the period ended March 31, 2026, $31,823 of offering costs were expensed and are included in Professional fees and Printing and postage within the Statements of Operations. At March 31, 2026, $17,512 of unamortized offering costs are included in Other assets within the Statements of assets and liabilities.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2026, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of March 31, 2026:
	No Expiration Date
Fund	Short Term	Long Term
Disciplined Value International Select ETF	$373,946	—
Disciplined Value Select ETF	1,019,033	—
International High Dividend ETF	401,687	$199,818
U.S. High Dividend ETF	483,754	206,400
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of March 31, 2026, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on March 31, 2026, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Disciplined Value International Select ETF	$55,830,639	$11,495,138	$(2,082,498)	$9,412,640
Disciplined Value Select ETF	504,365,772	8,592,537	(37,356,889)	(28,764,352)
Fundamental All Cap Core ETF	3,144,769	465,053	(239,069)	225,984
International High Dividend ETF	8,712,240	2,901,217	(231,725)	2,669,492
U.S. High Dividend ETF	7,317,004	2,218,245	(261,306)	1,956,939
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. International High Dividend ETF and U.S. High Dividend ETF generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the period ended March 31, 2026 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Disciplined Value International Select ETF	$1,195,348	—	$1,195,348
Disciplined Value Select ETF	472,576	—	472,576
Fundamental All Cap Core ETF	20,049	$62,008	82,057
International High Dividend ETF	337,904	—	337,904
U.S. High Dividend ETF	205,891	—	205,891
| JOHN HANCOCK ACTIVE EQUITY ETFS	24

The tax character of distributions for the year ended April 30, 2025 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Disciplined Value International Select ETF	$482,888	—	$482,888
Fundamental All Cap Core ETF	28,677	$9	28,686
International High Dividend ETF	412,495	—	412,495
U.S. High Dividend ETF	239,879	—	239,879

The tax character of distributions for the year ended April 30, 2024 was as follows:

Fund			Ordinary Income
Fundamental All Cap Core ETF			$4,154
International High Dividend ETF			319,370
U.S. High Dividend ETF			196,133
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income
Disciplined Value International Select ETF	$8,309
Disciplined Value Select ETF	489,353
Fundamental All Cap Core ETF	1,818
International High Dividend ETF	71,304
U.S. High Dividend ETF	15,390
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, treating a portion of the proceeds from redemptions as distributions for tax purposes, redemptions-in-kind and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
The management fee structure is as follows:
Disciplined Value International Select ETF - 0.61% of average daily net assets.
Disciplined Value Select ETF - 0.52% of average daily net assets.
Fundamental All Cap Core ETF - (a) 0.675% of the first $2.5 billion of aggregate daily net assets; and (b) 0.65% of the excess over $2.5 billion of aggregate daily net assets. Aggregate net assets include the fund, JHF II Fundamental All Cap Core Fund and JHVIT Fundamental All Cap Core Trust.
International High Dividend ETF - 0.39% of average daily net assets.
U.S. High Dividend ETF - 0.29% of average daily net assets.
The Advisor has subadvisory agreements with the organizations described below:
Fund	Subadvisor(s)
Disciplined Value International Select ETF Disciplined Value Select ETF	Boston Partners Global Investors, Inc.
25	JOHN HANCOCK ACTIVE EQUITY ETFS |

Fund	Subadvisor(s)
Fundamental All Cap Core ETF International High Dividend ETF U.S. High Dividend ETF	Manulife Investment Management (US) LLC[1]
[1]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Disciplined Value International Select ETF	0.69%
Disciplined Value Select ETF	0.56%
Fundamental All Cap Core ETF	0.72%
Fund	Expense limitation as a percentage of average net assets
International High Dividend ETF	0.46%
U.S. High Dividend ETF	0.34%

Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The funds’ expense limitation agreement expires on August 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the period ended March 31, 2026, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended March 31, 2026, the expense reductions described above amounted to the following:
Fund	Expense reimbursement
Disciplined Value International Select ETF	$104,130
Disciplined Value Select ETF	79,292
Fundamental All Cap Core ETF	163,401
Fund	Expense reimbursement
International High Dividend ETF	$144,135
U.S. High Dividend ETF	137,112

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2026, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Disciplined Value International Select ETF	0.36%
Disciplined Value Select ETF	0.42%
Fundamental All Cap Core ETF	0.00%
Fund	Net Annual Effective Rate
International High Dividend ETF	0.00%
U.S. High Dividend ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended March 31, 2026, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 25,000, 25,000, 5,000, 10,000 and 10,000 shares for Disciplined Value International Select ETF, Disciplined Value Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF, respectively.
| JOHN HANCOCK ACTIVE EQUITY ETFS	26

Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the period ended March 31, 2026, such variable and/or fixed transaction fees were approximately $3,856, $28, $300 and $100 for Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF and U.S. High Dividend ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates, excluding investment by affiliated funds, of Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF owned 32%, 77%, 60%, and 83%, respectively, of shares of the fund on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to for the period ended March 31, 2026. In addition, purchases and sales of in-kind transactions are aggregated below for the period ended March 31, 2026:
	Purchases		Sales
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Disciplined Value International Select ETF	$18,761,339	$14,567,226	$7,363,940	$5,912,548
Disciplined Value Select ETF	509,127,290	79,046,140	27,942,407	54,267,810
Fundamental All Cap Core ETF	828,413	2,521,974	1,759,564	2,577,604
International High Dividend ETF	4,208,125	3,632,817	3,344,508	4,180,823
U.S. High Dividend ETF	3,141,465	2,223,373	1,751,725	3,215,693
Note 7—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust*	342,284	—	$20,750,290	$(17,326,893)	$(290)	$316	$20,549	—	$3,423,423
Disciplined Value Select ETF
John Hancock Collateral Trust*	10,898	—	$776,400	$(667,340)	$(60)	$3	$2	—	$109,003
Fundamental All Cap Core ETF
John Hancock Collateral Trust	7,763	$83,646	$672,319	$(678,305)	$(16)	$1	$2,568	—	$77,645
27	JOHN HANCOCK ACTIVE EQUITY ETFS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International High Dividend ETF
John Hancock Collateral Trust*	42,289	$123,771	$3,981,294	$(3,681,975)	$(95)	$(32)	$6,901	—	$422,963
U.S. High Dividend ETF
John Hancock Collateral Trust*	14,669	$138,812	$331,567	$(323,654)	$66	$(80)	$5,166	—	$146,711

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At March 31, 2026, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Disciplined Value Select ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	57.0%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	31.4%
	Other affiliated funds	6.2%
	Total	94.6%
Note 10—Segment reporting
The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK ACTIVE EQUITY ETFS	28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Disciplined Value International Select ETF, Disciplined Value Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF and U.S. High Dividend ETF.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Funds’ investments, of Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, U.S. High Dividend ETF and Disciplined Value Select ETF (five of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial Highlights
Disciplined Value International Select ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025 and for the period December 19, 2023 (commencement of operations) through April 30, 2024	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025 and for the period December 19, 2023 (commencement of operations) through April 30, 2024
Disciplined Value Select ETF	For the period August 5, 2025 (commencement of operations) through March 31, 2026	For the period August 5, 2025 (commencement of operations) through March 31, 2026	For the period August 5, 2025 (commencement of operations) through March 31, 2026
Fundamental All Cap Core ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025 and for the period November 1, 2023 (commencement of operations) through April 30, 2024	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025 and for the period November 1, 2023 (commencement of operations) through April 30, 2024
International High Dividend ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025	For the eleven-month period ended March 31, 2026 and for each of the two years ended April 30, 2025 and April 30, 2024	For the eleven-month period ended March 31, 2026 and for each of the two years ended April 30, 2025 and April 30, 2024 and for the period December 20, 2022 (commencement of operations) through April 30, 2023
U.S. High Dividend ETF	For the eleven-month period ended March 31, 2026 and for the year ended April 30, 2025	For the eleven-month period ended March 31, 2026 and for each of the two years ended April 30, 2025 and April 30, 2024	For the eleven-month period ended March 31, 2026 and for each of the two years ended April 30, 2025 and April 30, 2024 and for the period September 27, 2022 (commencement of operations) through April 30, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
29	JOHN HANCOCK ACTIVE EQUITY ETFS |

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts May 19, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK ACTIVE EQUITY ETFS	30

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable period ended March 31, 2026.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Fund	Foreign sourced income	Foreign tax credit
Disciplined Value International Select ETF	$1,280,615	$139,177
International High Dividend ETF	408,630	36,501

Fund	Long term capital gains
Fundamental All Cap Core ETF	$141,884
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.
31	JOHN HANCOCK ACTIVE EQUITY ETFS |

SHAREHOLDER MEETING

(Unaudited)
John Hancock Exchange-Traded Fund Trust held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	88,673,331	1,228,907
Christine L. Hurtsellers	88,908,859	993,379
Kenneth J. Phelan	88,618,058	1,284,180
Thomas R. Wright	88,695,923	1,206,315

Non-Independent Trustee
Kristie M. Feinberg	88,864,414	1,037,824
| JOHN HANCOCK ACTIVE EQUITY ETFS	32

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Equity ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2A 3/2026
5/2026

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Senior Loan ETF
Fixed income
March 31, 2026

John Hancock
Global Senior Loan ETF

2	Consolidated Fund’s investments
29	Consolidated financial statements
32	Consolidated financial highlights
33	Notes to consolidated financial statements
42	Report of independent registered public accounting firm
43	Tax information
44	Shareholder meeting
1	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |

Consolidated Fund’s investments
AS OF 3-31-26
	Rate (%)	Maturity date		Par value^	Value
Senior loans (A) 80.8%					$487,586,783
(Cost $495,595,519)
Communication services 6.9%					41,678,700
Diversified telecommunication services 1.9%
Crown Subsea Communications Holding, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	01-30-31		870,778	872,301
Eircom Finco Sarl, 2025 EUR Term Loan B6 (1 month EURIBOR + 2.750%)	4.691	05-15-32	EUR	2,000,000	2,293,362
Level 3 Financing, Inc., 2025 Repriced Term Loan B4 (B)	TBD	03-29-32		926,739	925,775
Masorange Finco PLC, 2025 EUR Term Loan B (6 month EURIBOR + 2.250%)	4.384	03-25-31	EUR	1,500,000	1,723,236
Matterhorn Telecom Holding SA, EUR Term Loan B (B)	TBD	01-30-32	EUR	1,000,000	1,147,775
Odido Holding BV, 2025 EUR Term Loan B (B)	TBD	03-30-29	EUR	1,000,000	1,150,402
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.450	03-22-29		1,306,228	1,301,003
Zayo Group Holdings, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 3.000%)	6.700	03-11-30		826,362	810,115
Zegona Holdco, Ltd., 2026 EUR Repriced Term Loan B (6 month EURIBOR + 2.250%)	4.391	07-17-29	EUR	1,400,000	1,608,208
Entertainment 1.9%
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032) (3 month EURIBOR + 3.250%)	5.276	02-10-32	EUR	2,000,000	2,300,482
International Entertainment JJCo 3, Ltd., GBP Term Loan (B)	TBD	04-29-32	GBP	2,000,000	2,613,214
Live Nation Entertainment, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.675	10-21-32		925,636	924,479
Mediawan Financing SAS, 2025 EUR Term Loan B (B)	TBD	07-08-31	EUR	2,000,000	2,267,921
OAK-Eagle Acquireco, Inc., EUR Term Loan B (B)	TBD	03-24-33	EUR	2,000,000	2,280,572
OAK-Eagle Acquireco, Inc., USD Term Loan B (B)	TBD	03-24-33		109,980	109,293
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.532	03-13-28		868,837	816,342
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.018	12-06-27		1,488,691	$1,481,486
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.918	05-03-28		108,698	93,169
Media 2.5%
Century DE Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.667	10-30-30		868,292	842,425
Coral-US Co-Borrower LLC, 2021 Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.787	10-15-29		870,778	864,342
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.178	08-02-29		851,443	852,643
Dotdash Meredith, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.168	06-16-32		498,750	469,917
Gray Media, Inc., 2021 Term Loan D (1 month CME Term SOFR + 3.000%)	6.782	12-01-28		870,778	870,177
Light & Wonder International, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.675	04-16-29		1,427,956	1,426,770
Magnite, Inc., 2025 Repriced Term Loan B (B)	TBD	02-06-31		730,000	720,875
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.168	06-28-32		870,169	860,067
Sunrise Financing Partnership, Term Loan AAA (B)	TBD	02-15-32		990,000	982,268
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	5.787	04-28-28		990,000	976,595
Univision Communications, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	7.032	01-31-29		925,545	912,356
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.200	01-30-31		990,000	988,149
Wasserman Media Group LLC, Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	06-23-32		1,346,446	1,336,348
Zephyr Midco 2, Ltd., 2025 GBP Term Loan B3 (1 month SONIA + 4.750%)	8.479	07-20-28	GBP	1,000,000	1,238,483
Ziggo BV, 2019 EUR Term Loan H (1 month EURIBOR + 3.000%)	4.940	01-31-29	EUR	1,000,000	1,111,988
3	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Ziggo Financing Partnership, 2025 Term Loan B (B)	TBD	01-15-33		927,956	$900,813
Wireless telecommunication services 0.3%
Vmed O2 UK Holdco 4, Ltd., 2026 EUR Term Loan Z (B)	TBD	10-15-31	EUR	1,500,000	1,605,349
Consumer discretionary 13.3%					80,394,592
Automobile components 0.3%
Clarios Global LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	05-06-30		845,319	841,887
LS Group OpCo Acquistion LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.173	04-23-31		925,618	922,147
Automobiles 0.3%
Belron UK Finance PLC, 2026 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.270	10-16-31	EUR	1,400,000	1,605,885
Broadline retail 0.3%
Peer Holding III BV, 2025 EUR Term Loan B7 (3 month EURIBOR + 2.750%)	4.872	11-26-31	EUR	1,500,000	1,721,283
Distributors 0.6%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan (B)	TBD	12-29-32		1,427,956	1,403,866
Parts Europe SA, 2025 EUR Repriced Term Loan B (B)	TBD	02-06-31	EUR	2,000,000	2,300,874
Diversified consumer services 2.3%
Adonis SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.139	11-14-31	EUR	1,600,000	1,218,603
Eagle Bidco, Ltd., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.392	02-29-32	EUR	2,000,000	2,298,869
Fugue Finance BV, 2026 EUR Term Loan B (3 month EURIBOR + 2.750%)	4.795	01-09-32	EUR	2,000,000	2,284,236
Fugue Finance LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.921	01-09-32		735,000	724,666
Inspired Finco Holdings, Ltd., 2026 EUR Term Loan B8 (B)	TBD	02-28-31	EUR	2,000,000	2,289,628
KUEHG Corp., 2025 Term Loan (B)	TBD	06-12-30		927,956	826,873
Prometric Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.418	06-25-32		869,223	864,156
Sapiencia Bidco SL, EUR Term Loan B (B)	TBD	02-18-33	EUR	2,000,000	2,293,200
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	4

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	08-03-28		927,468	$925,317
Hotels, restaurants and leisure 6.3%
Allwyn Entertainment Financing UK PLC, EUR Term Loan B (B)	TBD	03-28-32	EUR	1,000,000	1,135,205
Allwyn Entertainment Financing US LLC, 2025 1st Lien Term Loan B (B)	TBD	11-24-32		927,956	909,397
Aramark Services, Inc., 2025 Term Loan (B)	TBD	06-22-30		927,956	927,956
Betclic Everest Group SAS, 2026 EUR Term Loan B (B)	TBD	12-10-31	EUR	1,000,000	1,132,036
Betclic Everest Group SAS, 2026 USD Term Loan B (B)	TBD	12-10-31		735,000	731,788
Bulldog Purchaser, Inc., 2026 Term Loan (B)	TBD	02-04-33		1,370,778	1,367,351
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.918	02-06-31		867,947	840,824
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.938	06-29-29		919,440	800,676
DK Crown Holdings, Inc., 2025 EUR Term Loan B (B)	TBD	03-04-32		927,956	926,220
Dorna Sports SL, 2025 EUR Term Loan B (B)	TBD	08-18-32	EUR	2,000,000	2,299,676
Elvis UK Holdco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.600%)	5.627	10-31-31	EUR	2,000,000	2,303,870
Entain Holdings Gibraltar, Ltd., 2025 Term Loan B6 (B)	TBD	10-31-29		927,956	926,944
EOC Borrower LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	03-24-32		867,983	863,860
Fertitta Entertainment LLC/NV, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	6.918	01-27-29		988,708	968,074
Financiere Pax SAS, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.635	12-31-29	EUR	1,500,000	1,694,391
Flutter Financing BV, 2024 Term Loan B (3 month CME Term SOFR + 1.750%)	5.450	11-30-30		867,940	857,091
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	7.418	01-28-32		867,976	851,347
5	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Four Seasons Hotels, Ltd., 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	09-22-32		925,624	$930,641
HBX Group International PLC, EUR Term Loan B (6 month EURIBOR + 2.250%)	4.389	02-13-32	EUR	1,000,000	1,121,597
Herschend Entertainment Company LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	05-27-32		926,109	926,303
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.429	11-08-30		990,000	991,238
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	08-02-28		869,070	867,983
Latham Pool Products, Inc., 2022 Term Loan B (B)	TBD	02-23-29		927,956	920,708
Motel One GmbH, EUR Repriced Term Loan B (B)	TBD	06-04-32	EUR	2,000,000	2,291,679
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.418	09-20-30		862,696	860,220
Penn Entertainment, Inc., 2022 Term Loan B (B)	TBD	05-03-29		927,956	929,886
Sgh2 LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 4.500%)	8.200	08-18-32		868,292	852,011
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	05-01-31		988,737	972,670
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	03-14-31		844,293	843,347
Tackle Sarl, 2025 EUR Repriced Term Loan B2 (B)	TBD	05-22-28	EUR	2,000,000	2,298,869
TRQ Sales LLC, Term Loan B (3 month CME Term SOFR + 0.186%)	3.886	12-30-32		990,000	957,211
WSH Services Holding, Ltd., 2025 GBP Term Loan B (B)	TBD	05-16-31	GBP	2,000,000	2,631,853
Household durables 0.2%
AI Aqua Merger Sub, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 2.750%)	6.414	07-31-28		1,370,168	1,366,098
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	6

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.6%
19th Holdings Golf LLC, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	7.023	02-07-29	867,896	$865,726
Bombardier Produits Recreatifs, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 2.250%)	5.918	12-13-29	990,000	990,356
GSM Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.000%)	8.700	09-30-31	868,906	860,204
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.418	02-20-30	987,500	988,557
Specialty retail 1.9%
American Greetings Corp., 2024 Term Loan B (1 month CME Term SOFR + 5.750%)	9.418	10-30-29	868,438	864,964
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	09-24-31	867,962	865,792
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.918	01-23-32	925,612	922,836
Harbor Freight Tools USA, Inc., 2024 Term Loan B (B)	TBD	06-11-31	927,956	917,266
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.668	05-04-28	988,149	986,548
Petco Health & Wellness Company, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	7.950	02-03-31	927,956	905,072
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.675	08-18-32	870,778	864,029
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.282	10-20-28	868,847	844,337
Sally Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	02-28-30	870,309	868,133
Staples, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.750%)	9.414	09-04-29	990,000	897,494
The Michaels Companies, Inc., 2026 Term Loan B (3 month CME Term SOFR + 5.000%)	8.669	03-15-33	927,956	898,539
Valvoline, Inc., Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	12-01-32	498,750	499,997
7	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.450	03-29-29		1,361,486	$1,341,064
Textiles, apparel and luxury goods 0.5%
Beach Acquisition Bidco LLC, EUR PIK Term Loan B (3 month EURIBOR + 3.500%)	5.627	09-12-32	EUR	2,000,000	2,267,921
Samsonite IP Holdings Sarl, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	11-05-32		925,636	925,247
Consumer staples 8.0%					48,103,484
Beverages 0.3%
Celsius Holdings, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	04-01-32		842,534	843,326
Pegasus Bidco BV, 2025 USD Repriced Term Loan B (B)	TBD	07-12-29		927,956	923,604
Primo Brands Corp., 2026 Term Loan B (B)	TBD	03-31-31		200,000	200,218
Consumer staples distribution and retail 1.9%
Bellis Acquisition Company PLC, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.079	05-14-31	EUR	1,400,000	1,431,608
Boots Group Bidco, Ltd., GBP Term Loan B (1 month SONIA + 4.500%)	8.227	08-30-32	GBP	1,500,000	1,973,658
Boots Group Finco LP, USD Term Loan (3 month CME Term SOFR + 3.250%)	6.924	08-30-32		868,601	870,772
Euro Ethnic Foods Bidco SAS, 2025 EUR Term Loan B (B)	TBD	03-11-31	EUR	2,000,000	2,294,975
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.511	11-04-30	EUR	1,500,000	1,679,700
United Natural Foods, Inc., 2024 Term Loan (B)	TBD	05-01-31		927,956	930,508
ZF Invest SAS, 2026 EUR Term Loan B (B)	TBD	07-12-33	EUR	2,000,000	2,287,992
Food products 4.4%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.032	08-13-30		496,241	497,794
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.529	04-05-32	EUR	1,479,874	1,693,396
Asterix Acquico GmbH, EUR 1st Lien Term Loan B (3 month EURIBOR + 3.750%)	5.776	03-29-32	EUR	1,500,000	1,726,139
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	8

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.918	10-28-32		925,636	$925,247
Flora Food Management BV, 2026 GBP Term Loan B14 (B)	TBD	10-31-30	GBP	1,000,000	1,252,764
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.877	09-30-31		1,488,747	1,456,962
Golden State Foods LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.500%)	7.200	12-04-31		927,956	927,956
Iceberg Acquisitions UK, Ltd., EUR Term Loan B (B)	TBD	02-21-33	EUR	1,000,000	1,126,759
Nomad Foods Europe Midco, Ltd., 2025 EUR Term Loan B (B)	TBD	10-28-32	EUR	1,000,000	1,131,322
Nomad Foods US LLC, 2025 EUR Term Loan B (B)	TBD	10-28-32		927,956	908,237
Nourish Buyer I, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 4.000%)	7.669	07-09-32		870,473	871,022
Peralta Inversiones Globales SL, 2025 EUR Term Loan B (B)	TBD	07-15-31	EUR	2,000,000	2,284,236
PFI Lower Midco LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	7.668	12-01-32		925,636	927,376
Pimente Investissement SASU, USD Term Loan B (B)	TBD	12-29-28	EUR	2,000,000	2,300,874
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.896	04-01-29		780,066	773,732
Seashell Bidco SL, EUR Term Loan B (B)	TBD	12-17-32	EUR	2,000,000	2,300,551
Simply Good Foods USA, Inc., 2023 Term Loan B (B)	TBD	03-17-30		927,956	929,505
Thyme Holdco Sarl, 2025 EUR Term Loan B (B)	TBD	07-19-32	EUR	2,000,000	2,307,280
Upfield BV, 2026 USD Repriced Term Loan (B)	TBD	10-31-30		985,000	962,227
Wayne-Sanderson Farms LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	5.676	05-21-32		926,114	924,187
Household products 0.5%
Lavender Dutch BorrowerCo BV, EUR Term Loan (B)	TBD	12-30-32	EUR	2,000,000	2,282,393
Lavender US HoldCo 1, Inc., USD Term Loan (B)	TBD	12-30-32		927,956	912,876
Personal care products 0.9%
Cooper Consumer Health SAS, 2025 EUR Term Loan B4 (B)	TBD	11-06-28	EUR	1,000,000	1,153,317
9	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal care products (continued)
KDC/ONE Development Corp, Inc., 2025 USD Term Loan (1 month CME Term SOFR + 3.500%)	7.168	08-15-28		870,778	$862,253
Opal Bidco SAS, EUR Term Loan B3 (3 month EURIBOR + 3.250%)	5.377	04-28-32	EUR	2,000,000	2,301,727
Opal US LLC, USD Term Loan B4 (B)	TBD	04-28-32		927,956	926,991
Energy 2.0%					12,084,311
Energy equipment and services 0.1%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	7.668	06-04-29		868,801	867,715
Oil, gas and consumable fuels 1.9%
Brazos Delaware II LLC, 2025 Repriced Term Loan B (B)	TBD	02-11-30		927,956	929,264
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.477	04-29-29	GBP	1,500,000	1,970,414
Colossus Acquireco LLC, Term Loan B (3 month CME Term SOFR + 1.750%)	5.380	07-30-32		868,292	864,628
Crescent Midstream Intermediate Holdings LLC, Term Loan B (B)	TBD	02-18-33		1,235,000	1,237,569
Deep Blue Operating I LLC, Term Loan (1 month CME Term SOFR + 2.750%)	6.421	10-01-32		927,956	930,276
EG Finco, Ltd., 2026 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.392	02-10-31	EUR	1,500,000	1,704,138
Freeport LNG Investments LLLP, 2026 Term Loan B (B)	TBD	02-11-33		927,956	927,185
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	04-01-32		857,958	860,240
Par Petroleum LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	6.933	02-28-30		868,881	868,228
TransMontaigne Partners LLC, Term Loan B (B)	TBD	03-16-30		926,739	924,654
Financials 6.6%					39,800,646
Banks 0.2%
Chrysaor Bidco Sarl, 2025 USD Term Loan B (B)	TBD	10-30-31		927,956	925,636
Capital markets 1.4%
Jefferies Finance LLC, 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.428	10-21-31		1,369,861	1,345,888
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Project Aurora US Finco, Inc., EUR Term Loan B (B)	TBD	12-06-32	EUR	2,000,000	$2,294,329
Project Aurora US Finco, Inc., USD Term Loan B (B)	TBD	12-06-32		927,956	927,956
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	07-31-31		1,489,337	1,460,354
Trevise Holdings 1 SAS, 2025 EUR Term Loan B (B)	TBD	07-09-29	EUR	2,000,000	2,305,045
Consumer finance 0.1%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	11-23-28		994,969	907,630
Financial services 2.9%
Acuren Delaware Holdco, Inc., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.418	07-30-31		867,969	866,068
Allspring Buyer LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.750	11-01-30		926,105	926,105
Apex Group Treasury LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.166	02-27-32		183,305	166,502
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	11-25-32		927,956	912,004
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	10-18-32		730,000	730,000
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.200	08-16-32		1,380,205	1,358,703
Guardian US Holdco LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.250%)	6.950	01-31-30		987,525	950,493
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	5.673	12-15-31		868,832	851,950
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.913	07-03-31		1,419,440	1,387,502
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	11-17-31		867,983	849,174
OAT Bidco, Ltd., EUR Repriced Term Loan B1 (B)	TBD	11-07-31	EUR	2,000,000	2,294,790
Saphilux Sarl, 2025 EUR Term Loan B (B)	TBD	07-18-28	EUR	2,000,000	2,305,598
11	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Saphilux Sarl, 2025 USD Repriced Term Loan (B)	TBD	07-18-28		927,956	$925,868
Shift4 Payments LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.652	07-03-32		927,956	925,060
Speed Midco 3 Sarl, 2025 EUR Term Loan (6 month EURIBOR + 2.750%)	4.845	10-07-32	EUR	2,000,000	2,228,262
Insurance 2.0%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.668	11-06-30		833,091	805,807
Alera Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	05-30-32		987,525	956,438
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (B)	TBD	12-29-31		927,956	913,210
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	7.918	09-19-30		1,490,000	1,471,062
Athena Bidco SASU, 2025 EUR Repriced Term Loan (B)	TBD	04-14-31	EUR	1,000,000	1,136,714
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.450	05-06-31		927,956	913,749
DIOT-SIACI BidCo SAS, 2026 EUR Term Loan B (B)	TBD	07-26-32	EUR	1,000,000	1,138,235
Galaxy Bidco, Ltd., 2024 EUR Term Loan B (6 month EURIBOR + 3.750%)	5.867	12-19-29	EUR	1,500,000	1,728,300
Jones Deslauriers Insurance Management, Inc., 2026 Repriced Term Loan B (B)	TBD	02-02-33		927,956	900,117
Kereis Bidco SAS, EUR Term Loan B (3 month EURIBOR + 3.750%)	5.860	10-27-32	EUR	1,000,000	1,140,517
Trucordia Insurance Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	6.918	06-17-32		925,630	851,580
Health care 9.4%					56,372,791
Biotechnology 0.7%
BioMarin Pharmaceutical, Inc., Term Loan B (B)	TBD	01-28-33		927,956	925,060
Cidron Aida Finco Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 4.250%)	6.142	10-22-31	EUR	2,000,000	2,191,807
Grifols SA, 2019 Term Loan B (B)	TBD	11-15-27	EUR	1,000,000	1,148,075
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	12

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies 1.2%
Argent Bidco SAS, EUR Term Loan B (B)	TBD	11-12-32	EUR	2,000,000	$2,298,639
Hopper Merger Sub, Inc., 2026 EUR Term Loan B (B)	TBD	01-14-33	EUR	1,000,000	1,138,996
Hopper Merger Sub, Inc., 2026 Term Loan B (B)	TBD	01-14-33		1,490,000	1,471,375
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	10-23-30		985,026	986,102
Resonetics LLC, 2025 Repriced Term Loan B (B)	TBD	06-18-31		1,135,000	1,128,973
Health care providers and services 5.0%
Aveanna Healthcare LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.418	09-17-32		929,274	927,536
CHG Healthcare Services, Inc., 2025 Term Loan B1 (3 month CME Term SOFR + 2.750%)	6.450	09-29-28		927,471	927,758
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	7.917	03-30-29		1,033,096	971,855
Ensemble RCM LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	02-09-33		927,956	916,161
Ephios Subco 3 Sarl, 2026 EUR Term Loan B (B)	TBD	04-16-31	EUR	2,000,000	2,289,029
IVI America LLC, 2025 USD Repriced Term Loan (3 month CME Term SOFR + 3.250%)	6.950	04-09-31		868,292	872,633
Mamba Purchaser, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.425	10-14-31		868,926	869,108
MED ParentCo LP, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	04-15-31		987,525	986,291
Mehilainen Yhtiot OY, 2025 EUR Term Loan B1 (3 month EURIBOR + 3.400%)	5.527	08-05-31	EUR	2,000,000	2,301,127
Onex TSG Intermediate Corp., 2026 Term Loan B (3 month CME Term SOFR + 3.250%)	6.950	08-06-32		870,778	873,825
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (B)	TBD	12-18-30	EUR	1,000,000	1,136,956
Radiology Partners, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.200	06-30-32		821,183	807,543
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (B)	TBD	08-13-31	EUR	2,000,000	2,280,780
13	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Raven Acquisition Holdings LLC, Term Loan B (B)	TBD	11-19-31		1,349,651	$1,322,415
Romansur Investments SL, EUR Term Loan B (B)	TBD	11-26-32	EUR	2,000,000	2,303,824
Schoen Klinik SE, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.127	01-12-31	EUR	2,000,000	2,298,639
Sharp Services LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	09-29-32		925,636	925,062
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	7.700	09-27-30		987,481	975,315
Surgery Center Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	12-19-30		868,919	868,502
US Fertility Enterprises LLC, 2025 Term Loan (B)	TBD	12-30-32		1,348,762	1,343,704
VetStrategy Canada Holdings, Inc., 2026 USD Repriced Term Loan B (B)	TBD	12-12-28		927,956	922,156
Vivalto Sante Investissement SA, 2025 EUR Term Loan B (B)	TBD	07-21-31	EUR	2,000,000	2,300,275
Vizient, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	08-01-31		904,027	902,617
Health care technology 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	02-15-29		868,915	851,536
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	6.418	03-26-32		231,086	212,252
Life sciences tools and services 0.2%
PAREXEL International Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	12-12-31		868,296	864,675
Pharmaceuticals 2.1%
Althea Acquisition Bidco Sarl, 2025 1st Lien Term Loan B (B)	TBD	01-20-33	EUR	1,000,000	1,142,383
Cheplapharm Arzneimittel GmbH, 2022 EUR Term Loan B (B)	TBD	02-22-29	EUR	2,000,000	2,287,831
Dechra Finance US LLC, 2026 USD Term Loan B3 (6 month CME Term SOFR + 2.750%)	6.387	01-27-32		870,168	868,863
Elanco Animal Health, Inc., 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	10-31-32		925,636	925,404
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	14

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.418	04-23-31		987,494	$981,322
Financiere Mendel SASU, 2025 USD Term Loan B (B)	TBD	11-08-30		868,910	874,610
Neuraxpharm Arzneimittel GmbH, EUR Term Loan B (B)	TBD	12-16-30	EUR	722,919	833,897
Neuraxpharm Arzneimittel GmbH, EUR Term Loan B4 (B)	TBD	12-16-30	EUR	277,081	319,208
Nidda Healthcare Holding GmbH, 2025 EUR 1st Lien Term Loan B (B)	TBD	12-09-32	EUR	2,000,000	2,297,210
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	04-20-29		868,905	862,753
Spinnaker Debtco, Ltd., 2026 EUR Term Loan B (B)	TBD	04-30-31	EUR	1,250,000	1,438,709
Industrials 22.2%					134,135,061
Aerospace and defense 0.3%
Propulsion BC Finco Sarl, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	12-01-32		990,000	989,822
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.168	02-28-31		987,487	987,379
Air freight and logistics 0.8%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.168	09-23-31		844,309	844,309
Clue Opco LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.167	12-19-30		990,000	960,300
Echo Global Logistics, Inc., Term Loan (B)	TBD	11-23-28		927,956	908,404
Edge Finco PLC, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.034	08-22-31	EUR	2,000,000	2,297,394
Building products 1.6%
Gibraltar Industries, Inc., 2026 Term Loan B (B)	TBD	02-02-33		927,956	922,156
Hillman Group, Inc., 2021 Term Loan B1 (B)	TBD	07-14-28		927,956	927,566
Hunter Douglas Holding BV, 2025 EUR Term Loan B (B)	TBD	01-20-32	EUR	1,000,000	1,137,590
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.950	12-22-31		926,047	926,047
15	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (B)	TBD	03-28-31		990,000	$909,147
MSOF Beacon LLC, 2025 Repriced Term Loan B (B)	TBD	12-23-32		927,956	926,406
Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B (6 month CME Term SOFR + 2.000%)	5.641	06-13-31		867,955	863,077
Standard Industries, Inc., 2021 Term Loan B (B)	TBD	09-22-28		977,640	975,333
Tarkett Participation SASU, 2026 EUR Term Loan B (B)	TBD	04-22-31	EUR	2,000,000	2,270,871
Commercial services and supplies 6.9%
Albion Financing 3 Sarl, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.029	05-21-31	EUR	1,400,000	1,607,192
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.918	08-20-32		987,519	986,976
Amber Finco PLC, 2025 EUR Term Loan B2 (3 month EURIBOR + 3.250%)	5.377	06-11-29	EUR	2,000,000	2,305,944
APi Group DE, Inc., 2025 Term Loan (B)	TBD	01-03-29		927,956	926,582
Astro Acquisition LLC, 2025 Term Loan B (B)	TBD	08-30-32		735,000	736,838
Eagle 4, Ltd., EUR Term Loan B2 (B)	TBD	01-12-32	EUR	2,000,000	2,292,555
EM Bidco, Ltd., 2024 EUR Term Loan (B)	TBD	07-06-29	EUR	1,000,000	1,153,398
Enviri Corp., 2021 Term Loan (1 month CME Term SOFR + 2.250%)	6.032	06-09-28		867,866	864,247
Gategroup Finance International Sarl, EUR 1st Lien Term Loan B (B)	TBD	06-10-32	EUR	1,000,000	1,144,999
Gategroup US Finance, Inc., USD Repriced Term Loan B (B)	TBD	06-10-32		735,000	733,773
Holding Socotec SAS, EUR Repriced Term Loan B (B)	TBD	06-02-31	EUR	2,000,000	2,298,639
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.675	10-21-30		868,896	860,847
JFL-Tiger Acquisition Company, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	7.461	10-17-30		496,193	495,781
Jupiter Buyer, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.700	11-01-31		926,104	925,530
Liberty Tire Recycling Holdco LLC, 2025 Term Loan (1 month CME Term SOFR + 3.750%)	7.425	12-17-32		1,230,000	1,228,770
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	16

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Luna 2.5 Sarl, 2025 EUR Term Loan (1 month EURIBOR + 3.500%)	5.635	07-01-32	EUR	2,000,000	$2,296,288
MillerKnoll, Inc., 2026 Repriced Term Loan B (B)	TBD	08-09-32		927,956	922,156
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.664	10-13-30		856,585	851,994
Sector Alarm Holding AS, 2025 EUR Term Loan B (B)	TBD	06-14-29	EUR	1,000,000	1,141,196
Sector Alarm Holding AS, 2026 EUR Term Loan B4 (B)	TBD	06-14-32	EUR	2,000,000	2,282,393
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.877	01-11-30	EUR	2,000,000	2,284,951
Talbot Participation SAS, EUR Refinance Term Loan B (B)	TBD	07-07-32	EUR	2,000,000	2,291,795
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.231	07-15-32	EUR	2,000,000	2,296,519
Thevelia Finance Sarl, 2024 EUR Term Loan B (B)	TBD	06-18-29	EUR	1,000,000	1,143,777
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.700	06-18-29		987,475	966,905
TruGreen LP, 2020 Term Loan (3 month CME Term SOFR + 4.000%)	7.767	11-02-27		936,307	889,368
VDK Groep BV, EUR Term Loan B (1 month EURIBOR + 3.250%)	5.142	02-23-32	EUR	2,000,000	2,298,224
Verisure Holding AB, 2025 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.281	11-03-32	EUR	1,500,000	1,721,525
Vestis Corp., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	5.923	02-22-31		810,844	780,437
Wash Bidco, Inc., Term Loan B (1 month CME Term SOFR + 3.250%)	6.918	09-10-32		870,778	872,232
Construction and engineering 3.0%
Artemis BidCo SAS, 2026 EUR Term Loan B (B)	TBD	07-08-32	EUR	2,000,000	2,294,030
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	05-17-28		496,231	490,773
Azuria Water Solutions, Inc., 2026 Term Loan B (B)	TBD	01-27-33		352,941	348,971
Centuri Group, Inc., 2025 Refinance Term Loan B (B)	TBD	07-09-32		927,956	928,188
17	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Circet Europe SASU, 2021 Term Loan B (B)	TBD	10-13-28	EUR	1,400,000	$1,605,740
Cube Safety BidCo AB, 2026 EUR Term Loan B (B)	TBD	02-14-33	EUR	2,000,000	2,281,770
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.250%)	6.918	07-09-32		925,636	924,479
Dycom Industries, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.423	01-27-33		927,956	930,665
Finco Utilitas BV, 2026 EUR Repriced Term Loan B (B)	TBD	09-27-30	EUR	2,000,000	2,289,997
Flynn Canada, Term Loan B (1 month CME Term SOFR + 4.500%)	8.282	07-31-28		863,073	841,345
LSF12 Phoenix Holdco LLC, 2026 Term Loan B (B)	TBD	03-25-33		919,873	908,375
Michael Baker International LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.000%)	7.667	12-01-28		925,612	924,455
Red SPV LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	5.925	03-15-32		925,624	923,310
TSG Solutions Holding SAS, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.250%)	5.276	05-04-32	EUR	2,000,000	2,295,758
Electrical equipment 2.2%
ADB Safegate BV, 2026 EUR Term Loan B (B)	TBD	06-28-32	EUR	2,000,000	2,277,046
BCP VI Summit Holdings LP, Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	01-30-32		870,169	868,359
Emrld Borrower LP, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	5.950	08-04-31		987,513	985,044
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B (B)	TBD	12-02-31		927,956	927,956
Minimax GmbH, 2025 EUR Term Loan B (B)	TBD	03-17-32	EUR	1,000,000	1,151,958
MX Holdings US, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	03-17-32		925,636	925,636
Pinnacle Buyer LLC, Term Loan (3 month CME Term SOFR + 2.500%)	6.161	10-01-32		1,406,013	1,406,449
Resilience Parent LLC, 1st Lien Term Loan (6 month CME Term SOFR + 2.500%)	6.100	02-28-33		927,956	922,444
TK Elevator Midco GmbH, 2025 EUR Term Loan B1 (B)	TBD	04-30-30	EUR	2,000,000	2,286,771
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	18

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Trench Group GmbH, EUR Term Loan B (B)	TBD	03-05-32	EUR	1,000,000	$1,153,433
Ground transportation 1.6%
AIT Worldwide Logistics Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 4.000%)	7.669	04-08-30		867,969	868,691
Avis Budget Car Rental LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	07-16-32		867,983	852,793
Beacon Mobility Corp., 2026 Term Loan (3 month CME Term SOFR + 2.750%)	6.450	08-06-30		1,423,453	1,423,011
First Student Bidco, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.250%)	5.950	08-15-30		851,961	848,766
First Student Bidco, Inc., 2026 Term Loan C (3 month CME Term SOFR + 2.250%)	5.950	08-15-30		767,939	765,059
Ren10 Holding AB, 2026 EUR Repriced Term Loan B (3 month EURIBOR + 3.000%)	5.035	07-31-30	EUR	2,000,000	2,293,454
Savage Enterprises LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.169	08-05-32		868,919	867,971
Student Transportation of America Holdings, Inc., 2025 Term Loan (B)	TBD	06-24-32		927,956	929,700
XPO, Inc., 2025 Term Loan (2031) (1 month CME Term SOFR + 1.750%)	5.418	02-03-31		870,778	871,866
Machinery 2.5%
Boels Topholding BV, 2026 EUR Repriced Term Loan B (1 month EURIBOR + 2.500%)	4.440	05-23-31	EUR	1,767,241	2,018,215
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	07-01-31		1,487,478	1,488,415
Chart Industries, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.161	03-15-30		927,956	925,923
Columbus McKinnon Corp., 2026 Term Loan B (B)	TBD	02-03-33		927,956	923,316
CompoSecure Holdings LLC, Term Loan (1 month CME Term SOFR + 2.250%)	5.928	01-14-33		927,956	923,900
Engineered Machinery Holdings, Inc., 2025 USD Term Loan (B)	TBD	11-26-32		927,956	930,508
Gates Corp., 2022 Term Loan B4 (B)	TBD	11-16-29		927,956	926,332
19	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery (continued)
Indicor LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	11-22-29		927,956	$927,056
Innio Group Holding GmbH, 2026 EUR Term Loan B (3 month EURIBOR + 2.500%)	4.520	11-02-31	EUR	1,411,153	1,620,174
Madison IAQ LLC, 2025 Repriced Term Loan (6 month CME Term SOFR + 2.750%)	6.378	11-08-32		865,284	866,435
Merlin Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.000%)	7.668	12-14-28		925,545	925,545
Merlin Buyer, Inc., 2026 Term Loan (B)	TBD	03-25-33		88,143	88,143
SGB-SMIT MidCo GmbH, EUR Term Loan B (B)	TBD	03-10-33	EUR	1,500,000	1,729,734
Victory Buyer LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	02-14-33		927,956	927,380
Marine transportation 0.9%
Boluda Towage SL, 2024 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.407	01-31-30	EUR	2,000,000	2,305,437
Euroports Finco 2 NV, 2025 EUR Term Loan B (6 month EURIBOR + 4.250%)	6.232	06-15-32	EUR	2,000,000	2,308,432
Third Coast Infrastructure LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.750%)	7.418	09-25-30		866,132	870,463
Passenger airlines 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B (6 month CME Term SOFR + 2.250%)	6.000	02-15-28		990,000	963,082
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.435	08-27-29		496,222	450,073
Professional services 1.4%
AlixPartners LLP, 2025 USD Term Loan (B)	TBD	08-12-32		846,446	837,626
Berkeley Research Group Holdings LLC, Term Loan B (B)	TBD	05-01-32		927,956	900,989
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	01-31-31		500,000	430,315
Creative Artists Agency LLC, 2025 Repriced Term Loan B (B)	TBD	10-01-31		927,956	926,360
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	06-02-31		988,241	918,550
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	20

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Professional services (continued)
KBR, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	01-17-31		987,481	$986,454
SS&C Technologies, Inc., 2024 Term Loan B8 (B)	TBD	05-09-31		1,490,000	1,484,129
TMF Sapphire Bidco BV, 2025 Term Loan B (B)	TBD	05-03-28		735,000	734,633
Trans Union LLC, 2024 Term Loan B8 (3 month CME Term SOFR + 1.750%)	5.450	06-24-31		868,900	863,626
Trading companies and distributors 0.5%
Herc Holdings, Inc., 2026 Term Loan B (B)	TBD	06-02-32		927,956	928,345
Quimper AB, 2026 EUR Term Loan B (B)	TBD	03-31-30	EUR	2,000,000	2,267,253
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (B)	TBD	10-31-31		1,214,950	1,214,403
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (B)	TBD	10-31-31		462,128	461,920
Information technology 6.4%					38,624,869
Communications equipment 0.6%
Ciena Corp., 2025 Repriced Term Loan B (B)	TBD	10-24-30		927,956	927,566
Delta Topco, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.421	11-30-29		990,000	956,122
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.684	06-28-29		988,744	983,494
Viavi Solutions, Inc., Term Loan B (3 month CME Term SOFR + 2.500%)	6.171	10-16-32		840,364	840,364
Electronic equipment, instruments and components 0.7%
Coherent Corp., 2025 Term Loan B2 (1 month CME Term SOFR + 1.750%)	5.418	07-02-29		927,956	927,566
Crane NXT Company, Term Loan B (B)	TBD	12-15-32	EUR	2,000,000	2,301,519
Mirion Technologies, Inc., 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.700	06-04-32		927,956	927,956
IT services 0.7%
Fortress Intermediate 3, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.669	06-27-31		926,114	918,010
21	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.532	06-28-28		867,318	$793,596
Penta Technologies BV, 2025 EUR Term Loan B (B)	TBD	07-09-32	EUR	1,000,000	1,152,926
Pitney Bowes, Inc., 2025 Term Loan B (B)	TBD	03-19-32		927,956	920,226
Sonicwall US Holdings, Inc., 2023 Term Loan (3 month CME Term SOFR + 5.000%)	8.700	05-18-28		497,462	146,338
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.674	04-16-32		497,500	420,388
Semiconductors and semiconductor equipment 0.1%
MKS, Inc., 2026 USD Repriced Term Loan B (B)	TBD	02-04-33		927,956	928,243
Software 4.0%
Access CIG LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.700	08-19-30		868,919	781,662
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	04-30-31		987,513	985,291
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	04-25-31		867,983	865,813
Boxer Parent Company, Inc., 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.526	07-30-31	EUR	994,975	1,093,262
Claudius Finance Sarl, 2025 Term Loan B5 (B)	TBD	07-10-28	EUR	1,400,000	1,552,896
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	7.676	12-09-31		849,367	812,207
Darktrace Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.898	10-09-31		987,506	943,085
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	10-08-29		926,104	899,284
Epicor Software Corp., 2024 Term Loan F (B)	TBD	05-30-31		927,956	909,165
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	7.671	09-15-32		870,778	816,354
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	09-12-29		866,414	856,667
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	22

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.168	01-30-32		990,000	$945,866
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.411	06-01-29		497,494	334,744
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 2.750%)	6.410	11-12-30		870,169	860,380
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	03-01-29		496,231	441,646
Meuse Finco SA, 2025 EUR Term Loan B (B)	TBD	07-31-30	EUR	2,000,000	2,302,487
Mitchell International, Inc., 2026 Term Loan (1 month CME Term SOFR + 3.000%)	6.668	06-17-31		867,989	826,091
Open Text Corp., 2023 Term Loan B (B)	TBD	01-31-30		927,956	906,743
Ping Identity Holding Corp., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.422	11-15-32		927,956	915,196
Proofpoint, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	6.700	08-31-28		988,722	955,768
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	7.418	11-28-28		843,685	807,567
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.282	03-05-27		1,439,701	1,367,270
Tuple US Bidco LLC, Term Loan B (B)	TBD	01-18-33		1,035,000	1,001,363
UKG, Inc., 2024 Term Loan B (B)	TBD	02-10-31		919,440	877,265
Zelis Payments Buyer, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	09-28-29		867,948	838,971
Technology hardware, storage and peripherals 0.3%
IN Smart Identity France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.127	09-29-28	EUR	1,400,000	1,583,512
Materials 5.4%					32,463,746
Chemicals 1.9%
Arc Falcon I, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	7.268	09-30-28		496,119	491,312
Axalta Coating Systems US Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 1.750%)	5.450	12-20-29		909,800	910,037
23	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Bakelite US Holdco, Inc., 2024 Term Loan B (B)	TBD	12-23-31		927,956	$894,187
Discovery Purchaser Corp., Term Loan (3 month CME Term SOFR + 3.750%)	7.419	10-04-29		867,995	852,588
Element Solutions, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	12-18-30		927,956	927,956
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.418	02-15-31		990,000	957,488
Koppers, Inc., 2024 Repriced Term Loan B (B)	TBD	04-10-30		870,778	867,146
M2S Group Intermediate Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	8.417	08-25-31		867,494	845,086
Olympus Water US Holding Corp., 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.950	11-03-32		988,750	950,546
Paint Intermediate III LLC, 2024 Term Loan B (B)	TBD	10-09-31		927,956	922,741
Secure Acquisition, Inc., 2021 Term Loan (B)	TBD	12-16-28		927,956	924,866
Sparta US Holdco LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.668	08-02-30		926,042	924,381
Touchdown Acquirer, Inc., 2025 EUR Repriced Term Loan B (B)	TBD	02-21-31	EUR	1,000,000	1,135,643
Construction materials 2.0%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.418	01-31-31		925,594	924,724
Brookfield Slate Holdings III, Ltd., USD Term Loan B (B)	TBD	05-30-29	EUR	2,000,000	2,225,658
Hestiafloor 2 SASU, 2026 EUR Repriced Term Loan B (B)	TBD	02-27-30	EUR	2,000,000	2,274,811
HP PHRG Borrower LLC, 2025 Term Loan B (B)	TBD	02-20-32		927,956	918,676
LSF10 Edilians Investments Sarl, 2025 EUR Term Loan B (B)	TBD	03-05-31	EUR	2,000,000	2,289,168
LSF10 XL Investments Sarl, 2025 EUR Term Loan B5 (B)	TBD	04-30-31	EUR	2,000,000	2,304,423
Quikrete Holdings, Inc., 2025 Term Loan B (B)	TBD	02-10-32		927,956	925,636
Containers and packaging 1.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.918	04-01-32		988,153	920,465
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	24

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Graham Packaging Company, Inc., 2026 Term Loan B (B)	TBD	01-26-33		990,000	$978,724
Node AcquiCo GmbH, EUR Term Loan (B)	TBD	12-08-32	EUR	2,000,000	2,291,772
Plastipak Packaging, Inc., 2025 Term Loan B (B)	TBD	09-24-32		927,956	916,941
Pregis TopCo LLC, 2025 Refinancing Term Loan (B)	TBD	02-01-29		927,956	926,100
Proampac PG Borrower LLC, 2026 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.782	03-07-33		927,956	893,853
Silica SAS, 2025 EUR Term Loan B (B)	TBD	09-30-30	EUR	1,000,000	1,139,238
Paper and forest products 0.2%
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B (B)	TBD	05-23-31		927,956	929,580
Real estate 0.4%					2,503,755
Real estate management and development 0.1%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	5.977	01-31-30		870,778	874,043
Specialized REITs 0.3%
Iron Mountain, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	01-31-31		764,968	759,230
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.420	01-25-31		867,947	870,482
Utilities 0.2%					1,424,828
Multi-utilities 0.2%

WEC US Holdings, Inc., 2024 Term Loan (B)	TBD	01-27-31		1,427,956	1,424,828
Asset-backed securities 6.7%					$40,749,026
(Cost $41,367,440)
Asset-backed securities 6.7%					40,749,026
Apna Park CLO DAC Series 1X, Class A (3 month EURIBOR + 1.290%) (C)	3.366	12-15-38	EUR	6,000,000	6,902,820
Canyon Euro CLO DAC Series 2022-1X, Class ER (3 month EURIBOR + 5.850%) (C)	7.866	04-15-39	EUR	2,000,000	2,194,625
CIFC European Funding CLO III DAC Series 3A, Class AR (3 month EURIBOR + 1.230%) (C)(D)	3.218	01-15-39	EUR	5,700,000	6,544,553
25	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Cross Ocean Bosphorus CLO XI DAC Series 11X, Class E (3 month EURIBOR + 5.200%) (C)	7.216	04-15-38	EUR	2,000,000	$2,202,004
CVC Cordatus Loan Fund XXI DAC Series 21X, Class E (3 month EURIBOR + 5.930%) (C)	8.038	09-22-34	EUR	1,000,000	1,133,124
Harvest CLO XXIX DAC Series 29X, Class ER (3 month EURIBOR + 6.270%) (C)	8.286	07-15-37	EUR	2,000,000	2,265,356
Henley CLO XV DAC Series 15X, Class A (3 month EURIBOR + 1.280%) (C)	3.313	07-25-39	EUR	5,000,000	5,754,259
Madison Park Euro Funding XVIII DAC Series 18X, Class E (3 month EURIBOR + 6.070%) (C)	8.086	01-15-38	EUR	1,000,000	1,145,424
Penta CLO 11 DAC Series 22-11A, Class ARR (3 month EURIBOR + 1.270%) (C)(D)	3.410	01-15-39	EUR	6,000,000	6,898,108
Rockford Tower Europe CLO DAC Series 2025-2X, Class A (3 month EURIBOR + 1.350%) (C)	3.366	10-15-39	EUR	4,000,000	4,606,509
Signal Harmonic CLO V DAC Series 5A, Class E (3 month EURIBOR + 6.100%) (C)(D)	8.130	01-25-38	EUR	1,000,000	1,102,244

	Yield (%)	Shares	Value
Short-term investments 54.6%			$329,491,987
(Cost $329,491,987)
Short-term funds 54.6%			329,491,987
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(E)	329,491,987	329,491,987

Total investments (Cost $866,454,946) 142.1%			$857,827,796
Other assets and liabilities, net (42.1%)			(254,243,099)
Total net assets 100.0%			$603,584,697

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	26

(A)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	53.6%
France	8.9%
United Kingdom	8.3%
Ireland	6.9%
Luxembourg	6.1%
Germany	3.8%
Netherlands	3.7%
Spain	3.0%
Belgium	1.5%
Sweden	1.4%
Other countries	2.8%
TOTAL	100.0%
27	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	113,550,947	EUR	98,000,000	SSB	4/9/2026	$240,679	—
USD	8,016,811	GBP	6,000,000	SSB	4/9/2026	75,340	—
						$316,019	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $861,160,107. Net unrealized depreciation aggregated to $3,016,292, of which $375,423 related to gross unrealized appreciation and $3,391,715 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	28

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $866,454,946)	$857,827,796
Unrealized appreciation on forward foreign currency contracts	316,019
Cash	1,531,579
Foreign currency, at value (Cost $3,642,338)	3,623,312
Dividends and interest receivable	2,121,023
Receivable for investments sold	27,038,151
Deferred offering cost	55,608
Other assets	7,344
Total assets	892,520,832
Liabilities
Payable for investments purchased	288,637,511
Accrued offering expense	16,937
Payable to affiliates
Investment management fees	156,392
Accounting and legal services fees	15,196
Other liabilities and accrued expenses	110,099
Total liabilities	288,936,135
Net assets	$603,584,697
Net assets consist of
Paid-in capital	$609,752,191
Total distributable earnings (loss)	(6,167,494)
Net assets	$603,584,697

Net asset value per share
Based on 24,700,000 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$24.44
29	JOHN HANCOCK Global Senior Loan ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the period ended 3-31-261

Investment income
Interest	$4,722,209
Dividends	2,263,517
Total investment income	6,985,726
Expenses
Investment management fees	657,636
Accounting and legal services fees	25,083
Transfer agent fees	4,933
Trustees’ fees	775
Custodian fees	36,566
Printing and postage	9,811
Professional fees	98,347
Stock exchange listing fees	14,588
Offering costs	87,145
Other	4,451
Total expenses	939,335
Less expense reductions	(220,313)
Net expenses	719,022
Net investment income	6,266,704
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	296,868
Forward foreign currency contracts	(27,247)
269,621
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(8,008,164)
Forward foreign currency contracts	316,019
(7,692,145)
Net realized and unrealized gain (loss)	(7,422,524)
Decrease in net assets from operations	$(1,155,820)
[1] Period from 8-19-25 (commencement of operations) to 3-31-26.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Global Senior Loan ETF	30

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period ended 3-31-26[1]
Increase (decrease) in net assets
From operations
Net investment income	$6,266,704
Net realized gain	269,621
Change in net unrealized appreciation (depreciation)	(7,692,145)
Decrease in net assets resulting from operations	(1,155,820)
Distributions to shareholders
From earnings	(5,026,895)
Total distributions	(5,026,895)
Fund share transactions
Shares issued	611,636,020
Repurchased	(1,868,608)
Total from fund share transactions	609,767,412
Total increase	603,584,697
Net assets
Beginning of period	—
End of period	$603,584,697
Share activity
Shares outstanding
Beginning of period	—
Shares issued	24,775,000
Shares repurchased	(75,000)
End of period	24,700,000

[1]	Period from 8-19-25 (commencement of operations) to 3-31-26.
31	JOHN HANCOCK Global Senior Loan ETF |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Period ended	3-31-26[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.78
Net realized and unrealized gain (loss) on investments	(0.64)
Total from investment operations	0.14
Less distributions
From net investment income	(0.70)
Net asset value, end of period	$24.44
Total return (%)[3]	0.56[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$604
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]
Expenses including reductions	0.59[5]
Net investment income	5.12[5]
Portfolio turnover (%)	26

[1]	Period from 8-19-25 (commencement of operations) to 3-31-26.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Global Senior Loan ETF	32

Notes to consolidated financial statements
Note 1—Organization
John Hancock Global Senior Loan ETF (the fund) is a series of John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income.
The fund commenced operations on August 19, 2025.
On December 11, 2025, the Board of Trustees approved a change of the fiscal year end of the fund from April 30 to March 31.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock GSL ETF Cayman Subsidiary Fund (the subsidiary), which was incorporated on July 8, 2025, and is a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by John Hancock Investment Management LLC (the Advisor). As of March 31, 2026, the net assets of the subsidiary were $51,188 representing 0.01% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The consolidated fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close..
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
33	JOHN HANCOCK Global Senior Loan ETF |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Senior loans	$487,586,783	—	$487,586,783	—
Asset-backed securities	40,749,026	—	40,749,026	—
Short-term investments	329,491,987	$329,491,987	—	—
Total investments in securities	$857,827,796	$329,491,987	$528,335,809	—
Derivatives:
Assets
Forward foreign currency contracts	$316,019	—	$316,019	—
Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities, and club deals, and will include but not limited to, senior secured floating rate bank loans. These type of investments are called senior loans because they are generally secured by a borrower’s assets pursuant to a first or second priority or senior lien, ranking above unsecured an subordinated bonds. Such loans pay a coupon and repay the bulk of principle at maturity. This means that the asset class has little or no interest rate duration. Senior loans do not include commercial mortgage loans. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund’s commitments in connection with a portion of loans in which it invests may be unfunded.
The fund may be subject to greater levels of credit risk, call (or prepayment) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid
| JOHN HANCOCK Global Senior Loan ETF	34

fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
At March 31, 2026, the fund had $1,102,553 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
35	JOHN HANCOCK Global Senior Loan ETF |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Consolidated statement of operations. For the period ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the period ended March 31, 2026 were $334.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The fund incurred offering costs of $142,753 which are amortized over the fund’s first year of operations. During the period ended March 31, 2026, $87,145 of offering costs were expensed and are included in Offering costs within the Consolidated statement of operations. At March 31, 2026, $55,608 of unamortized offering costs are included in Deferred offering cost within the Consolidated statement of assets and liabilities.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2026, the fund has a short-term capital loss carryforward of $2,164,170 and a long-term capital loss carryforward of $2,224,523 available to offset future net realized capital gains. These carryforwards do not expire.
| JOHN HANCOCK Global Senior Loan ETF	36

As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended March 31, 2026 was as follows:
March 31, 2026
Ordinary income	$5,026,895
As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $618,505 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is
37	JOHN HANCOCK Global Senior Loan ETF |

held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the period ended March 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $26.7 million to $121.6 million, as measured at period end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at March 31, 2026 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$316,019	—
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2026:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(27,247)
| JOHN HANCOCK Global Senior Loan ETF	38

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2026:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$316,019
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.54% of the fund’s average daily net assets. The Advisor has a subadvisory agreement with CQS (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount by which expenses of the fund exceed 0.59% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $220,313 for the period ended March 31, 2026.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2026, were equivalent to a net annual effective 0.36% of the fund’s average daily net assets.
39	JOHN HANCOCK Global Senior Loan ETF |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
The fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The fund issues and redeems shares at NAV in creation units of 25,000. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the fund for the costs associated with purchasing or selling the applicable securities. Fixed transaction fees payable to the custodian may also be incurred on creation and redemption transactions. For the period ended March 31, 2026, such variable and/or fixed transaction fees were approximately $1,135,053. These charges are included in shares issued or repurchased on the Consolidated statement of changes in net assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $588,404,686 and $49,864,570, respectively, for the period ended March 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2026, funds within the John Hancock group of funds complex held 99.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	21.3%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	16.9%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	16.8%
John Hancock Funds II Lifestyle Blend Balanced Portfolio	6.8%
John Hancock Variable Insurance Trust Managed Volatility Moderate Portfolio	6.4%
John Hancock Variable Insurance Trust Lifestyle Balanced Portfolio	5.5%
| JOHN HANCOCK Global Senior Loan ETF	40

Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statement of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
41	JOHN HANCOCK Global Senior Loan ETF |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of John Hancock Global Senior Loan ETF
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated fund’s investments, of John Hancock Global Senior Loan ETF and its subsidiary (one of the funds constituting John Hancock Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the period August 19, 2025 (commencement of operations) through March 31, 2026 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets and the financial highlights for the period August 19, 2025 (commencement of operations) through March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
|	42

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
43	JOHN HANCOCK GLOBAL SENIOR LOAN ETF |

SHAREHOLDER MEETING

(Unaudited)
John Hancock Exchange-Traded Fund Trust held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	88,673,331	1,228,907
Christine L. Hurtsellers	88,908,859	993,379
Kenneth J. Phelan	88,618,058	1,284,180
Thomas R. Wright	88,695,923	1,206,315

Non-Independent Trustee
Kristie M. Feinberg	88,864,414	1,037,824
| JOHN HANCOCK GLOBAL SENIOR LOAN ETF	44

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Senior Loan ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
992A 3/26
5/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 19, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 19, 2026